As filed with the SEC on November 30, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04419

TRANSAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2009 – September 30, 2009

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2009 are attached.

Transamerica American Century Large Company Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	55,500	$2,062
Lockheed Martin Corp.	14,200	1,109
Northrop Grumman Corp.	98,000	5,071
Beverages - 1.4%
Coca-Cola Co.	109,400	5,875
Biotechnology - 0.5%
Amgen, Inc. ‡	37,700	2,271
Capital Markets - 4.3%
Ameriprise Financial, Inc.	109,800	3,989
Bank of New York Mellon Corp.	141,800	4,111
Goldman Sachs Group, Inc.	38,900	7,171
Morgan Stanley	104,200	3,218
Chemicals - 2.1%
E.I. duPont de Nemours & Co.	148,500	4,772
PPG Industries, Inc.	74,000	4,308
Commercial Banks - 3.6%
PNC Financial Services Group, Inc.	56,200	2,731
U.S. Bancorp	238,600	5,216
Wells Fargo & Co.	264,900	7,464
Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	47,400	1,707
Pitney Bowes, Inc.	64,800	1,610
RR Donnelley & Sons Co.	105,400	2,241
Waste Management, Inc.	75,800	2,260
Communications Equipment - 0.7%
Cisco Systems, Inc. ‡	129,600	3,051
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	102,000	4,815
International Business Machines Corp.	37,400	4,473
Diversified Consumer Services - 0.5%
H&R Block, Inc.	113,800	2,092
Diversified Financial Services - 10.5%
Bank of America Corp. £	804,200	13,607
Citigroup, Inc.	187,100	906
General Electric Capital Corp.	929,300	15,259
JPMorgan Chase & Co.	356,800	15,636
Diversified Telecommunication Services - 5.9%
AT&T, Inc. £	569,400	15,379
CenturyTel, Inc.	37,400	1,257
Verizon Communications, Inc.	277,900	8,412
Electric Utilities - 2.5%
Exelon Corp.	120,200	5,963
PPL Corp.	155,100	4,706
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	32,400	1,382
Diamond Offshore Drilling, Inc. Λ	11,900	1,137
National Oilwell Varco, Inc. ‡	82,600	3,563
Smith International, Inc.	20,500	588
Food & Staples Retailing - 3.2%
Kroger Co.	137,900	2,846
SYSCO Corp.	90,000	2,237
Walgreen Co.	130,300	4,883
Wal-Mart Stores, Inc.	71,100	3,490
Food Products - 0.9%
Unilever NV	135,000	3,896
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	41,600	1,531
Health Care Providers & Services - 1.1%
Aetna, Inc.	60,400	1,681
Quest Diagnostics, Inc.	22,400	1,169
WellPoint, Inc. ‡	38,300	1,814
Hotels, Restaurants & Leisure - 0.6%
Darden Restaurants, Inc.	32,500	1,109
Starbucks Corp. ‡	61,700	1,274
Household Durables - 0.8%
Newell Rubbermaid, Inc.	204,800	3,213
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. ‡	45,000	1,269
Industrial Conglomerates - 0.5%
Tyco International, Ltd.	61,400	2,117
Insurance - 4.2%
Allstate Corp.	169,400	5,187
Chubb Corp.	45,900	2,314
Loews Corp.	62,500	2,141
Torchmark Corp.	61,600	2,675
Travelers Cos., Inc.	94,800	4,667
XL Capital, Ltd. -Class A	44,100	770
IT Services - 0.4%
Fiserv, Inc. ‡	32,500	1,567
Machinery - 2.2%
Dover Corp.	90,300	3,500
Ingersoll-Rand Co. Ltd.	123,600	3,791
Parker Hannifin Corp.	37,600	1,949
Media - 4.2%
CBS Corp. -Class B	244,100	2,941
Comcast Corp. -Class A	230,900	3,900
Time Warner Cable, Inc. -Class A	48,400	2,086
Time Warner, Inc.	171,900	4,948
Viacom, Inc. -Class B ‡	143,500	4,024
Metals & Mining - 0.5%
Nucor Corp.	46,700	2,195
Multiline Retail - 0.6%
Kohl’s Corp. ‡	47,300	2,698
Multi-Utilities - 0.7%
PG&E Corp.	71,200	2,883
Office Electronics - 0.4%
Xerox Corp.	227,100	1,758
Oil, Gas & Consumable Fuels - 15.7%
Apache Corp.	50,500	4,637
Chevron Corp.	194,500	13,699
ConocoPhillips	245,900	11,105
Devon Energy Corp.	46,300	3,117
Exxon Mobil Corp.	277,200	19,019
Occidental Petroleum Corp.	49,700	3,896
Royal Dutch Shell PLC -Class A ADR	188,300	10,769
Valero Energy Corp.	54,700	1,061
Paper & Forest Products - 0.5%
International Paper Co.	93,600	2,081

The notes are an integral part of this report.

1

	Shares	Value
Pharmaceuticals - 10.3%
Abbott Laboratories £	71,100	$3,517
Eli Lilly & Co.	98,500	3,253
Johnson & Johnson	130,500	7,946
Merck & Co., Inc.	226,300	7,158
Pfizer, Inc.	874,600	14,475
Wyeth	154,000	7,481
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	50,600	596
Simon Property Group, Inc.	32,300	2,242
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	68,700	921
Intel Corp.	105,500	2,064
Software - 1.9%
Activision Blizzard, Inc. ‡	55,100	683
Microsoft Corp.	178,900	4,631
Oracle Corp.	136,500	2,845
Specialty Retail - 2.2%
Best Buy Co., Inc.	26,500	994
Gap, Inc.	95,000	2,033
Home Depot, Inc.	142,400	3,794
Staples, Inc.	109,700	2,547
Textiles, Apparel & Luxury Goods - 0.5%
V.F. Corp.	31,000	2,245
Tobacco - 1.2%
Altria Group, Inc.	137,100	2,442
Lorillard, Inc.	38,300	2,845
Total Common Stocks (cost $438,765)		402,031

Principal
REPURCHASE AGREEMENT - 5.7%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $24,184 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $24,670.	$24,184	24,184
Total Repurchase Agreement (cost $24,184)

	Shares
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	219,278	219
Total Securities Lending Collateral (cost $219)

Total Investment Securities (cost $463,168) #		426,434
Other Assets and Liabilities - Net		36

Net Assets		$426,470

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation
S&P 500 E Mini Index	372	12/18/2009	$598

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $215.
▲	Rate shown reflects the yield at 09/30/2009.
£	All or a portion of this security is segregated with the Broker to cover margin requirements for open future contracts. The value of all securities segregated at 09/30/2009 is $5,887.
#

Aggregate cost for federal income tax purposes is $463,168. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,056 and $54,790, respectively. Net unrealized depreciation for tax purposes is $36,734.

Г	Contract amounts are not in thousands.

DEFINITION:

ADR        American Depositary Receipt

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$39,899	$—	$—	$39,899
Equities - Consumer Staples	28,514	—	—	28,514
Equities - Energy	73,973	—	—	73,973
Equities - Financials	99,899	—	—	99,899
Equities - Health Care	52,296	—	—	52,296
Equities - Industrials	27,417	—	—	27,417
Equities - Information Technology	26,808	—	—	26,808
Equities - Materials	13,356	—	—	13,356
Equities - Telecommunication Services	25,048	—	—	25,048
Equities - Utilities	14,821	—	—	14,821
Cash & Cash Equivalent - Repurchase Agreement	—	24,184	—	24,184
Cash & Cash Equivalent - Securities Lending Collateral	219	—	—	219
Total	$402,250	$24,184	$—	$426,434

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$598	$—	$598

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

3

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 42.3%
Transamerica Convertible Securities VP Ж	19,218	$145
Transamerica Flexible Income €	2,051,897	17,051
Transamerica High Yield Bond €	5,747,306	48,392
Transamerica JPMorgan Core Bond €	2,451,476	24,686
Transamerica JPMorgan International Bond €	8,336,024	96,948
Transamerica MFS High Yield VP Ж	4,869,562	36,911
Transamerica PIMCO Total Return VP Ж	15,323,302	171,315
Transamerica Short-Term Bond €	10,871,678	109,152
Transamerica U.S. Government Securities VP Ж	565,076	7,222
Transamerica Van Kampen Emerging Markets Debt €	4,922,004	50,352
Capital Preservation - 1.0%
Transamerica Money Market VP Ж	13,284,223	13,284
Global/International Stocks - 9.4%
Transamerica AllianceBernstein International Value €	1,397,753	11,308
Transamerica MFS International Equity ‡ €	2,837,069	23,548
Transamerica Neuberger Berman International €	1,517,269	11,713
Transamerica Oppenheimer Developing Markets €	1,612,024	16,427
Transamerica Schroders International Small Cap €	3,548,205	29,663
Transamerica Thornburg International Value €	2,539,796	24,814
Transamerica WMC Emerging Markets ‡ €	645,574	7,953
Inflation-Protected Securities - 8.0%
Transamerica PIMCO Real Return TIPS €	9,999,321	105,793
Tactical and Specialty - 13.2%
Transamerica BlackRock Global Allocation €	1,902,044	19,268
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	1,998,089	20,081
Transamerica Federated Market Opportunity VP Ж	1,885,024	23,280
Transamerica Loomis Sayles Bond €	11,127,677	109,051
Transamerica Science & Technology VP Ж	1,002,925	3,761
U.S. Stocks - 26.1%
Transamerica American Century Large Company Value VP Ж	4,630,134	34,541
Transamerica BlackRock Large Cap Value VP Ж	4,927,000	58,533
Transamerica Capital Guardian Value VP Ж	803,345	8,716
Transamerica Equity VP Ж	1,976,937	35,269
Transamerica Growth Opportunity VP Ж	1,442,215	14,595
Transamerica Jennison Growth €	56,779	579
Transamerica Jennison Growth VP Ж	5,945,551	38,349
Transamerica JPMorgan Mid Cap Value VP Ж	1,350,120	14,244
Transamerica Marsico Growth VP Ж	4,216,453	36,725
Transamerica Munder Net50 VP ‡ Ж	318,659	2,597
Transamerica Oppenheimer Small- & Mid-Cap Value €	1,466,430	11,922
Transamerica T. Rowe Price Equity Income VP Ж	198	2
Transamerica T. Rowe Price Growth Stock VP Ж	1,024,662	18,485
Transamerica Third Avenue Value ‡ €	931,228	17,991
Transamerica UBS Large Cap Value €	3,615,496	31,346
Transamerica Van Kampen Mid-Cap Growth €	1,345,557	13,456
Transamerica Van Kampen Small Company Growth €	1,041,684	9,823

Total Investment Companies (cost $1,380,479) #		1,329,291
Other Assets and Liabilities - Net		(102)

Net Assets		$1,329,189

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated fund of Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,380,479. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,223 and $98,411, respectively. Net unrealized depreciation for tax purposes is $51,188.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,329,291	$—	$—	$1,329,291

The notes are an integral part of this report.

1

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Capital Preservation - 0.5%
Transamerica Money Market VP Ж	4,941,449	$4,941
Global/International Stocks - 20.2%
Transamerica AllianceBernstein International Value €	1,839,521	14,882
Transamerica MFS International Equity ‡ €	1,977,622	16,414
Transamerica Neuberger Berman International €	5,386,192	41,581
Transamerica Oppenheimer Developing Markets €	4,955,743	50,499
Transamerica Schroders International Small Cap €	4,631,167	38,717
Transamerica Thornburg International Value €	3,168,577	30,957
Transamerica WMC Emerging Markets ‡ €	512,470	6,314
Tactical and Specialty - 12.6%
Transamerica BlackRock Global Allocation €	3,361,067	34,048
Transamerica BlackRock Natural Resources €	1,077,958	10,833
Transamerica BNY Mellon Market Neutral Strategy €	986,167	8,323
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	5,269,619	52,960
Transamerica Federated Market Opportunity VP Ж	222,989	2,754
Transamerica Science & Technology VP Ж	1,340,895	5,028
Transamerica UBS Dynamic Alpha €	1,678,790	10,123
U.S. Stocks - 66.7%
Transamerica American Century Large Company Value VP Ж	8,866,846	66,147
Transamerica BlackRock Large Cap Value VP Ж	9,551,161	113,468
Transamerica Capital Guardian Value VP Ж	1,426,898	15,482
Transamerica Equity VP Ж	4,288,444	76,506
Transamerica Growth Opportunity VP Ж	1,639,262	16,589
Transamerica Jennison Growth €	463,539	4,728
Transamerica Jennison Growth VP Ж	9,628,760	62,106
Transamerica JPMorgan Mid Cap Value VP Ж	3,392,299	35,789
Transamerica Marsico Growth VP Ж	8,585,910	74,783
Transamerica Munder Net50 VP ‡ Ж	1,562,480	12,734
Transamerica Oppenheimer Small- & Mid-Cap Value €	3,495,582	28,419
Transamerica T. Rowe Price Equity Income VP Ж	4,786	45
Transamerica T. Rowe Price Growth Stock VP Ж	1,688,892	30,468
Transamerica Third Avenue Value ‡ €	1,988,944	38,426
Transamerica UBS Large Cap Value €	6,557,978	56,858
Transamerica Van Kampen Mid-Cap Growth €	1,327,079	13,271
Transamerica Van Kampen Small Company Growth €	1,141,884	10,768

Total Investment Companies (cost $1,238,000) #		984,961
Other Assets and Liabilities - Net		(228)

Net Assets		$984,733

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Ж	The Fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated fund of Transamerica Funds.
#

Aggregate cost for federal income tax purposes is $1,238,000. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,767 and $264,806, respectively. Net unrealized depreciation for tax purposes is $253,039.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$984,961	$—	$—	$984,961

The notes are an integral part of this report.

1

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 19.9%
Transamerica Convertible Securities VP Ж	4,587,601	$34,728
Transamerica Flexible Income €	3,114,140	25,879
Transamerica High Yield Bond €	8,474,443	71,355
Transamerica JPMorgan Core Bond €	4,756,241	47,895
Transamerica JPMorgan International Bond €	12,229,848	142,233
Transamerica MFS High Yield VP Ж	9,334,868	70,758
Transamerica PIMCO Total Return VP Ж	23,437,532	262,032
Transamerica Short-Term Bond €	15,074,079	151,344
Transamerica Van Kampen Emerging Markets Debt €	8,516,068	87,119
Capital Preservation - 1.0%
Transamerica Money Market VP Ж	43,309,638	43,310
Global/International Stocks - 16.6%
Transamerica AllianceBernstein International Value €	8,182,508	66,196
Transamerica MFS International Equity ‡ €	11,550,216	95,867
Transamerica Neuberger Berman International €	16,029,333	123,746
Transamerica Oppenheimer Developing Markets €	12,138,734	123,694
Transamerica Schroders International Small Cap €	16,476,235	137,741
Transamerica Thornburg International Value €	15,224,459	148,744
Transamerica WMC Emerging Markets ‡ €	4,079,122	50,255
Inflation-Protected Securities - 3.2%
Transamerica PIMCO Real Return TIPS €	13,778,842	145,780
Tactical and Specialty - 11.7%
Transamerica BlackRock Global Allocation €	13,295,057	134,679
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	16,239,976	163,212
Transamerica Federated Market Opportunity VP Ж	2,828,136	34,927
Transamerica Loomis Sayles Bond €	16,714,097	163,798
Transamerica Science & Technology VP Ж	7,771,702	29,144
U.S. Stocks - 47.6%
Transamerica American Century Large Company Value VP Ж	27,562,426	205,616
Transamerica BlackRock Large Cap Value VP Ж	28,184,118	334,827
Transamerica Capital Guardian Value VP Ж	5,694,314	61,783
Transamerica Equity VP Ж	12,911,654	230,344
Transamerica Growth Opportunity VP Ж	7,333,826	74,218
Transamerica Jennison Growth €	1,606,726	16,389
Transamerica Jennison Growth VP Ж	31,348,272	202,196
Transamerica JPMorgan Mid Cap Value VP Ж	10,931,551	115,328
Transamerica Marsico Growth VP Ж	27,222,685	237,110
Transamerica Munder Net50 VP ‡ Ж	4,345,771	35,418
Transamerica Oppenheimer Small- & Mid-Cap Value €	10,674,100	86,780
Transamerica T. Rowe Price Equity Income VP Ж	61,222	581
Transamerica T. Rowe Price Growth Stock VP Ж	5,867,451	105,849
Transamerica Third Avenue Value ‡ €	6,130,711	118,445
Transamerica UBS Large Cap Value €	22,386,828	194,094
Transamerica Van Kampen Mid-Cap Growth €	7,799,569	77,996
Transamerica Van Kampen Small Company Growth €	4,231,972	39,907

Total Investment Companies (cost $5,214,075) #		4,491,317
Other Assets and Liabilities - Net		(921)

Net Assets		$4,490,396

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated fund of Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $5,214,075. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $107,812 and $830,570, respectively. Net unrealized depreciation for tax purposes is $722,758.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$4,491,317	$—	$—	$4,491,317

The notes are an integral part of this report.

1

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 33.8%
Transamerica Convertible Securities VP Ж	4,755,810	$36,001
Transamerica Flexible Income €	3,540,970	29,425
Transamerica High Yield Bond €	9,222,691	77,655
Transamerica JPMorgan Core Bond €	5,757,429	57,977
Transamerica JPMorgan International Bond €	13,545,495	157,534
Transamerica MFS High Yield VP Ж	8,867,005	67,212
Transamerica PIMCO Total Return VP Ж	25,663,703	286,921
Transamerica Short-Term Bond €	14,887,960	149,475
Transamerica Van Kampen Emerging Markets Debt €	9,082,676	92,916
Capital Preservation - 0.6%
Transamerica Money Market VP Ж	16,744,888	16,745
Global/International Stocks - 13.4%
Transamerica AllianceBernstein International Value €	3,806,069	30,791
Transamerica MFS International Equity ‡ €	7,485,669	62,131
Transamerica Neuberger Berman International €	5,450,769	42,080
Transamerica Oppenheimer Developing Markets €	5,545,180	56,505
Transamerica Schroders International Small Cap €	8,578,185	71,714
Transamerica Thornburg International Value €	8,362,805	81,705
Transamerica WMC Emerging Markets ‡ €	2,694,555	33,197
Inflation-Protected Securities - 5.9%
Transamerica PIMCO Real Return TIPS €	15,853,713	167,732
Tactical and Specialty - 12.8%
Transamerica BlackRock Global Allocation €	4,555,639	46,149
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	7,631,279	76,694
Transamerica Federated Market Opportunity VP Ж	3,944,116	48,710
Transamerica Loomis Sayles Bond €	17,730,444	173,758
Transamerica Science & Technology VP Ж	3,905,026	14,644
U.S. Stocks - 33.5%
Transamerica American Century Large Company Value VP Ж	12,488,607	93,165
Transamerica BlackRock Large Cap Value VP Ж	13,065,643	155,219
Transamerica Capital Guardian Value VP Ж	2,357,837	25,583
Transamerica Equity VP Ж	5,716,724	101,986
Transamerica Growth Opportunity VP Ж	3,555,284	35,979
Transamerica Jennison Growth €	131,528	1,342
Transamerica Jennison Growth VP Ж	14,406,183	92,920
Transamerica JPMorgan Mid Cap Value VP Ж	3,368,773	35,541
Transamerica Marsico Growth VP Ж	11,724,286	102,119
Transamerica Munder Net50 VP ‡ Ж	1,600,853	13,047
Transamerica Oppenheimer Small- & Mid-Cap Value €	4,511,810	36,681
Transamerica T. Rowe Price Equity Income VP Ж	68,899	654
Transamerica T. Rowe Price Growth Stock VP Ж	2,500,219	45,104
Transamerica Third Avenue Value ‡ €	3,104,969	59,988
Transamerica UBS Large Cap Value €	10,612,121	92,007
Transamerica Van Kampen Mid-Cap Growth €	3,561,449	35,614
Transamerica Van Kampen Small Company Growth €	1,992,150	18,786

Total Investment Companies (cost $3,047,155) #		2,823,406
Other Assets and Liabilities - Net		(407)

Net Assets		$2,822,999

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated fund of Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $3,047,155. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $91,541 and $315,290, respectively. Net unrealized depreciation for tax purposes is $223,749.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$2,823,406	$—	$—	$2,823,406

The notes are an integral part of this report.

1

Transamerica Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	$144	$138
2.50%, 01/15/2029	286	307
Total U.S. Government Obligations (cost $403)		445

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Fannie Mae
5.00%, 04/25/2034- 02/01/2036	1,166	1,215
5.50%, 04/01/2037- 11/01/2038	1,398	1,465
Freddie Mac
4.79%, 03/01/2035 *	235	244
5.00%, 02/01/2024- 07/01/2035	2,280	2,380
5.50%, 07/01/2037	436	457
6.00%, 12/01/2037	784	842
Ginnie Mae
4.50%, 02/20/2037 *	403	412
Total U.S. Government Agency Obligations (cost $6,793)		7,015

MORTGAGE-BACKED SECURITIES - 4.5%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037-144A	485	481
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.92%, 07/26/2035-144A * Ə	235	224
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037-144A	136	129
Series 2009-RR6, Class 2A1
5.62%, 08/26/2035-144A	153	146
Crown Castle Towers LLC
Series 2006-1A, Class AFL
0.41%, 11/15/2036-144A *	350	302
Series 2006-1A, Class AFX
5.24%, 11/15/2036-144A	383	383
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.56%, 12/26/2037-144A	157	143
Series 2009-R7, Class 10A3
6.00%, 12/26/2036-144A	135	129
Series 2009-R7, Class 12A1
5.50%, 08/26/2036-144A	161	152
Series 2009-R7, Class 1A1
5.61%, 02/26/2036-144A	238	223
Series 2009-R7, Class 4A1
3.74%, 09/26/2034-144A *	236	221
Series 2009-R9, Class 1A1
5.84%, 08/26/2046-144A	166	158
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.83%, 01/27/2047-144A	165	157
Small Business Administration CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036-144A	380	378
WaMu Mortgage Pass Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	333	334
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	263	257
Series 2003-L, Class 1A2
4.56%, 11/25/2033 *	245	241
Total Mortgage-Backed Securities (cost $3,977)		4,058

MUNICIPAL GOVERNMENT OBLIGATION - 0.2%
Metropolitan Transportation Authority
7.34%, 11/15/2039	178	221
Total Municipal Government Obligation (cost $178)

CORPORATE DEBT SECURITIES - 23.1%
Airlines - 0.2%
Continental Airlines, Inc.
9.00%, 07/08/2016	90	95
Delta Air Lines, Inc.
7.57%, 11/18/2010	120	119
Auto Components - 0.3%
Johnson Controls, Inc.
5.25%, 01/15/2011	292	303
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039 -144A	175	231
Building Products - 0.4%
Holcim Capital Corp., Ltd.
6.88%, 09/29/2039 -144A	153	158
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 -144A	165	163
Capital Markets - 1.5%
Goldman Sachs Group, Inc.
0.74%, 03/22/2016 *	335	316
Macquarie Group, Ltd.
7.63%, 08/13/2019 -144A	325	349
Raymond James Financial, Inc.
8.60%, 08/15/2019	325	358
State Street Capital Trust IV Capital Securities
1.30%, 06/01/2077 *	499	322
Chemicals - 1.1%
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/2019 -144A	141	170
Cytec Industries, Inc.
8.95%, 07/01/2017	140	155
Dow Chemical Co.
8.55%, 05/15/2019	295	331
Nalco Co.
8.25%, 05/15/2017 -144A	135	142
Yara International ASA
7.88%, 06/11/2019 -144A	150	169
Commercial Banks - 1.5%
Barclays Bank PLC
10.18%, 06/12/2021 -144A	290	382
National City Bank
0.65%, 12/15/2016 *	400	333
Wachovia Corp.
0.83%, 10/28/2015 *	380	341
ZFS Finance USA Trust II
6.45%, 06/15/2016 -144A ¡	360	324

The notes are an integral part of this report.

1

	Principal	Value
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.
6.50%, 11/15/2010	$270	$279
Aramark Corp.
8.50%, 02/01/2015	110	111
Construction Materials - 0.3%
CRH America, Inc.
5.30%, 10/15/2013 -144A	300	310
Consumer Finance - 0.4%
American Express Credit Corp.
1.65%, 05/27/2010 *	135	135
Discover Financial Services
0.83%, 06/11/2010 *	215	210
Containers & Packaging - 0.5%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 -144A	160	170
Rexam PLC
6.75%, 06/01/2013 -144A	255	274
Diversified Financial Services - 2.2%
American Honda Finance Corp.
5.13%, 12/15/2010 -144A	250	257
BAE Systems Holdings, Inc.
6.40%, 12/15/2011 -144A	210	225
Bank of America Corp.
0.58%, 06/15/2016 *	495	422
General Electric Capital Corp.
6.00%, 08/07/2019	205	208
Glencore Funding LLC
6.00%, 04/15/2014 -144A	147	141
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 -144A	305	305
Nissan Motor Acceptance Corp.
5.63%, 03/14/2011 -144A	305	307
Pemex Finance, Ltd.
9.03%, 02/15/2011	90	94
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc.
5.50%, 09/14/2015	300	309
Tyco Electronics Group SA
6.00%, 10/01/2012	340	359
Energy Equipment & Services - 0.7%
DCP Midstream LLC
9.75%, 03/15/2019 -144A	135	161
NGPL Pipeco LLC
6.51%, 12/15/2012 -144A	250	274
Weatherford International, Ltd.
7.00%, 03/15/2038	175	189
Food & Staples Retailing - 0.3%
Ingles Markets, Inc.
8.88%, 05/15/2017	140	143
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	125	126
Food Products - 0.9%
Cargill, Inc.
5.00%, 11/15/2013 -144A	290	299
Lorillard, Inc.
8.13%, 06/23/2019	132	150
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	185	190
Michael Foods, Inc.
8.00%, 11/15/2013	100	102
Gas Utilities - 0.3%
EQT Corp.
8.13%, 06/01/2019	209	239
Health Care Equipment & Supplies - 0.4%
Carefusion Corp.
6.38%, 08/01/2019 -144A	300	325
Hotels, Restaurants & Leisure - 0.9%
International Game Technology
7.50%, 06/15/2019	290	322
Marriott International, Inc.
5.63%, 02/15/2013	310	316
Royal Caribbean Cruises, Ltd.
8.75%, 02/02/2011	176	180
Household Durables - 0.3%
Whirlpool Corp.
8.00%, 05/01/2012	282	304
Insurance - 0.4%
American Financial Group, Inc.
9.88%, 06/15/2019	150	165
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ¡ Ž	320	192
IT Services - 0.1%
Western Union Co.
5.40%, 11/17/2011	110	117
Leisure Equipment & Products - 0.3%
Hasbro, Inc.
6.30%, 09/15/2017	300	314
Machinery - 0.3%
Kennametal, Inc.
7.20%, 06/15/2012	255	269
Media - 0.6%
Discovery Communications LLC
5.63%, 08/15/2019	295	303
Time Warner Cable, Inc.
6.75%, 07/01/2018	235	260
Metals & Mining - 1.2%
Anglo American Capital PLC
9.38%, 04/08/2019 -144A	250	303
ArcelorMittal
5.38%, 06/01/2013	305	311
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	240	295
Xstrata Canada Corp.
7.35%, 06/05/2012	141	151
Multiline Retail - 0.3%
Best Buy Co., Inc.
6.75%, 07/15/2013	285	305
Multi-Utilities - 0.7%
Black Hills Corp.
9.00%, 05/15/2014	146	165
National Grid PLC
6.30%, 08/01/2016	210	230
Sempra Energy
9.80%, 02/15/2019	225	288
Oil, Gas & Consumable Fuels - 1.8%
Enbridge Energy Partners, LP
9.88%, 03/01/2019	175	217
GAZ Capital SA
8.13%, 07/31/2014 -144A Λ	240	257

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co.
7.88%, 03/15/2019	$160	$185
PetroHawk Energy Corp.
9.13%, 07/15/2013	100	103
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 -144A Λ	161	182
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 -144A Λ	349	392
Teppco Partners, LP
7.00%, 06/01/2067 ¡	115	98
Valero Logistics Operations, LP
6.88%, 07/15/2012	200	212
Paper & Forest Products - 0.3%
Weyerhaeuser Co.
6.75%, 03/15/2012	261	272
Pharmaceuticals - 0.3%
Allergan, Inc.
5.75%, 04/01/2016	235	252
Real Estate Investment Trusts - 2.2%
Dexus Finance Pty Ltd.
7.13%, 10/15/2014 -144A	220	219
Duke Realty, LP
7.38%, 02/15/2015	270	278
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	292	306
Host Hotels & Resorts, LP
7.00%, 08/15/2012	145	146
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	355	300
Simon Property Group, Inc.
10.35%, 04/01/2019	275	343
Tanger Factory Outlet Centers
6.15%, 11/15/2015	180	171
WEA Finance LLC / WT Finance Aust Pty, Ltd.
6.75%, 09/02/2019 -144A	325	329
Real Estate Management & Development - 0.3%
Post Apartment Homes, LP
5.45%, 06/01/2012	100	96
6.30%, 06/01/2013	223	220
Road & Rail - 0.3%
Erac USA Finance Co.
8.00%, 01/15/2011 -144A	300	315
Specialty Retail - 0.3%
Staples, Inc.
9.75%, 01/15/2014	253	304
Total Corporate Debt Securities (cost $19,600)		21,062

	Shares
COMMON STOCKS - 60.4%
Air Freight & Logistics - 2.2%
CH Robinson Worldwide, Inc.	20,000	1,155
Expeditors International of Washington, Inc.	25,000	879
Auto Components - 3.0%
BorgWarner, Inc.	47,000	1,422
Johnson Controls, Inc.	50,000	1,278
Biotechnology - 1.0%
Gilead Sciences, Inc. ‡	19,300	899
Capital Markets - 3.5%
Charles Schwab Corp.	95,000	1,819
T. Rowe Price Group, Inc.	32,000	1,462
Chemicals - 2.5%
Praxair, Inc.	11,000	899
Sigma-Aldrich Corp.	25,500	1,376
Commercial Banks - 1.5%
BB&T Corp.	33,000	899
Marshall & Ilsley Corp.	55,000	444
Communications Equipment - 1.5%
Qualcomm, Inc.	29,500	1,327
Computers & Peripherals - 5.4%
Apple, Inc. ‡	16,000	2,965
International Business Machines Corp.	16,000	1,914
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc. ‡	28,000	1,287
Diversified Financial Services - 2.2%
JPMorgan Chase & Co.	45,000	1,972
Electrical Equipment - 1.0%
Emerson Electric Co.	23,000	922
Electronic Equipment & Instruments - 1.0%
Tyco Electronics, Ltd.	40,800	909
Energy Equipment & Services - 1.7%
Core Laboratories NV	5,960	614
Schlumberger, Ltd.	15,000	895
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	22,000	1,080
Health Care Equipment & Supplies - 2.6%
Becton Dickinson & Co.	16,000	1,116
Covidien PLC	20,000	865
Varian Medical Systems, Inc. ‡	10,000	421
Internet & Catalog Retail - 3.0%
Amazon.com, Inc. ‡	30,000	2,801
Internet Software & Services - 3.3%
Google, Inc. -Class A ‡	6,000	2,975
IT Services - 2.4%
Automatic Data Processing, Inc.	55,000	2,162
Machinery - 5.8%
Caterpillar, Inc.	30,000	1,540
Kennametal, Inc.	74,700	1,838
PACCAR, Inc.	50,000	1,885
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	7,500	470
EOG Resources, Inc.	11,000	919
Paper & Forest Products - 2.0%
Weyerhaeuser Co.	50,000	1,833
Road & Rail - 1.8%
Burlington Northern Santa Fe Corp.	20,000	1,597
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	92,300	1,806
Software - 4.9%
Adobe Systems, Inc. ‡	27,500	909
Microsoft Corp.	70,000	1,812
Oracle Corp.	85,500	1,782
Trading Companies & Distributors - 2.0%
WW Grainger, Inc.	20,000	1,787
Total Common Stocks (cost $49,502)		54,935

The notes are an integral part of this report.

3

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.3%
Commercial Banks - 0.3%
Rabobank Nederland NV
11.00%, 06/30/2019 144A ¡ Ž	$250	$306
Total Preferred Corporate Debt Security (cost $263)

REPURCHASE AGREEMENT - 3.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $3,014 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $3,079.	3,014	3,014
Total Repurchase Agreement (cost $3,014)

	Shares
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	681,855	682
Total Securities Lending Collateral (cost $682)

Total Investment Securities (cost $84,412) #		91,738
Other Assets and Liabilities - Net		(658)

Net Assets		$91,080

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $667.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $84,412. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,416 and $2,090, respectively. Net unrealized appreciation for tax purposes is $7,326.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $11,347, or 12.46%, of the Fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$5,501	$—	$—	$5,501
Equities - Consumer Staples	1,080	—	—	1,080
Equities - Energy	2,898	—	—	2,898
Equities - Financials	6,596	—	—	6,596
Equities - Health Care	3,301	—	—	3,301
Equities - Industrials	12,890	—	—	12,890
Equities - Information Technology	18,561	—	—	18,561
Equities - Materials	4,108	—	—	4,108
Fixed Income - Consumer Discretionary	—	2,321	—	2,321
Fixed Income - Consumer Staples	—	1,964	—	1,964
Fixed Income - Energy	—	2,270	—	2,270
Fixed Income - Financials	—	8,100	—	8,100
Fixed Income - Health Care	—	252	—	252
Fixed Income - Industrials	—	1,568	—	1,568
Fixed Income - Information Technology	—	785	—	785
Fixed Income - Materials	—	2,883	—	2,883
Fixed Income - Mortgage-Backed Security	—	4,058	—	4,058
Fixed Income - Municipal Government Obligation	—	221	—	221
Fixed Income - Telecommunication Services	—	303	—	303
Fixed Income - U.S. Government Agency Obligation	—	7,015	—	7,015
Fixed Income - U.S. Government Obligation	—	445	—	445
Fixed Income - Utilities	—	922	—	922
Cash & Cash Equivalent - Repurchase Agreement	—	3,014	—	3,014
Cash & Cash Equivalent - Securities Lending Collateral	682	—	—	682
Total	$55,617	$36,121	$—	$91,738

The notes are an integral part of this report.

4

Transamerica BlackRock Global Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 100.0%
Capital Markets - 100.0%
BlackRock Global Allocation VI Fund	4,652,877	$67,979
Total Investment Company (cost $64,127)

Total Investment Securities (cost $64,127) #		67,979
Other Assets and Liabilities - Net		(22)

Net Assets		$67,957

NOTES TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $64,127. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $3,852. Net unrealized appreciation for tax purposes is $3,852.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company	$67,979	$—	$—	$67,979

The notes are an integral part of this report.

1

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 4.4%
General Dynamics Corp.	175,000	$11,304
L-3 Communications Corp.	97,000	7,791
Northrop Grumman Corp.	177,000	9,160
Raytheon Co.	188,000	9,018
Beverages - 0.7%
Pepsi Bottling Group, Inc.	165,000	6,013
Biotechnology - 0.8%
Amgen, Inc. ‡	115,000	6,926
Capital Markets - 3.6%
Goldman Sachs Group, Inc.	122,000	22,490
Investment Technology Group, Inc. ‡	90,000	2,513
Raymond James Financial, Inc.	206,000	4,796
Chemicals - 2.1%
Cytec Industries, Inc.	64,000	2,078
Lubrizol Corp.	83,000	5,931
RPM International, Inc.	82,000	1,516
Terra Industries, Inc.	217,000	7,524
Commercial Banks - 0.2%
Wells Fargo & Co.	58,000	1,634
Computers & Peripherals - 1.7%
EMC Corp. ‡	761,000	12,967
QLogic Corp. ‡	68,000	1,170
Consumer Finance - 0.3%
AmeriCredit Corp. ‡ Λ	147,000	2,321
Containers & Packaging - 1.2%
Bemis Co., Inc. -Class II, Series A	60,000	1,555
Temple-Inland, Inc.	508,000	8,341
Diversified Consumer Services - 0.1%
Service Corp. International	132,000	925
Diversified Financial Services - 4.7%
Bank of America Corp.	440,000	7,445
General Electric Capital Corp.	671,000	11,018
JPMorgan Chase & Co.	475,000	20,814
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	1,195,000	32,278
Frontier Communications Corp.	219,000	1,651
Verizon Communications, Inc.	696,000	21,068
Electric Utilities - 1.2%
Edison International	291,000	9,772
Electrical Equipment - 0.1%
Hubbell, Inc. -Class B	29,000	1,218
Electronic Equipment & Instruments - 0.4%
Arrow Electronics, Inc. ‡	111,000	3,125
Energy Equipment & Services - 7.8%
Baker Hughes, Inc.	239,000	10,195
BJ Services Co.	278,000	5,402
Ensco International, Inc.	219,000	9,316
Helix Energy Solutions Group, Inc. ‡	513,000	7,685
Helmerich & Payne, Inc.	230,000	9,092
Nabors Industries, Ltd. ‡	165,000	3,449
National Oilwell Varco, Inc. ‡	262,000	11,299
Tidewater, Inc.	107,000	5,039
Unit Corp. ‡	74,000	3,053
Food & Staples Retailing - 0.4%
BJ’s Wholesale Club, Inc. ‡ Λ	103,000	3,731
Food Products - 2.9%
Archer-Daniels-Midland Co.	291,000	8,503
Campbell Soup Co.	228,000	7,437
ConAgra Foods, Inc.	161,000	3,490
HJ Heinz Co.	44,000	1,749
Sara Lee Corp.	229,000	2,551
Gas Utilities - 0.3%
Oneok, Inc.	73,000	2,673
Health Care Providers & Services - 9.2%
Aetna, Inc.	321,000	8,933
AmerisourceBergen Corp. -Class A	362,000	8,102
Cardinal Health, Inc.	145,000	3,886
Cigna Corp.	202,000	5,674
McKesson Corp.	169,000	10,064
Medco Health Solutions, Inc. ‡	134,000	7,412
Quest Diagnostics, Inc.	26,000	1,357
UnitedHealth Group, Inc.	513,000	12,846
Universal Health Services, Inc. -Class B	138,000	8,546
WellPoint, Inc. ‡	217,000	10,277
Household Durables - 0.5%
Leggett & Platt, Inc.	214,000	4,152
Household Products - 1.0%
Kimberly-Clark Corp.	141,000	8,316
Independent Power Producers & Energy Traders - 1.3%
Dynegy, Inc. -Class A ‡	1,015,000	2,588
NRG Energy, Inc. ‡	302,000	8,514
Insurance - 7.7%
Axis Capital Holdings, Ltd.	43,000	1,298
Chubb Corp.	226,000	11,393
Everest RE Group, Ltd.	100,000	8,770
HCC Insurance Holdings, Inc.	260,000	7,111
PartnerRe, Ltd.	51,000	3,924
RenaissanceRe Holdings, Ltd.	42,000	2,300
Stancorp Financial Group, Inc.	16,000	646
Travelers Cos., Inc.	265,000	13,046
Unum Group	425,000	9,112
W.R. Berkley Corp.	314,000	7,938
IT Services - 0.1%
Fidelity National Information Services, Inc.	44,000	1,122
Machinery - 0.7%
Oshkosh Corp.	137,000	4,238
Timken Co.	63,000	1,476
Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	145,000	6,171
Multiline Retail - 1.2%
Dollar Tree, Inc. ‡	31,000	1,509
Kohl’s Corp. ‡	146,000	8,329
Multi-Utilities - 1.2%
Ameren Corp.	45,000	1,138
Sempra Energy	177,000	8,816

The notes are an integral part of this report.

1

	Shares	Value
Oil, Gas & Consumable Fuels - 19.6%
Anadarko Petroleum Corp.	221,000	$13,863
Chevron Corp.	415,000	29,229
ConocoPhillips	417,000	18,832
Encore Acquisition Co. ‡	66,000	2,468
Exxon Mobil Corp.	338,000	23,190
Marathon Oil Corp.	357,000	11,388
Occidental Petroleum Corp.	231,000	18,110
Overseas Shipholding Group, Inc. Λ	88,000	3,289
Pioneer Natural Resources Co.	191,000	6,931
Sunoco, Inc.	182,000	5,178
Tesoro Corp.	17,000	255
Valero Energy Corp.	503,000	9,753
Williams Cos., Inc.	562,000	10,043
XTO Energy, Inc.	272,000	11,239
Paper & Forest Products - 1.9%
International Paper Co.	430,000	9,559
MeadWestvaco Corp.	301,000	6,715
Pharmaceuticals - 8.9%
Bristol-Myers Squibb Co.	481,000	10,832
Johnson & Johnson	217,000	13,213
Pfizer, Inc.	1,504,000	24,892
Schering-Plough Corp.	319,000	9,012
Wyeth	337,000	16,371
Software - 2.5%
Amdocs, Ltd. ‡	39,000	1,048
BMC Software, Inc. ‡	184,000	6,906
CA, Inc.	231,000	5,080
Compuware Corp. ‡	863,000	6,326
Novell, Inc. ‡	412,000	1,858
Specialty Retail - 2.9%
Gap, Inc.	407,000	8,709
Limited Brands, Inc.	327,000	5,556
Penske Auto Group, Inc.	110,000	2,110
RadioShack Corp.	505,000	8,368
Trading Companies & Distributors - 0.3%
WESCO International, Inc. ‡	77,000	2,218
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. ‡	591,000	2,334
Total Common Stocks (cost $794,302)		832,905

SHORT-TERM INVESTMENT COMPANY - 0.8%
Capital Markets - 0.8%
BlackRock Provident TempFund 24	6,770,360	6,770
Total Short Term Investment Company (cost $6,770)

SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	5,520,070	5,520
Total Securities Lending Collateral (cost $5,520)

Total Investment Securities (cost $806,592) #		845,195
Other Assets and Liabilities - Net		(7,413)

Net Assets		$837,782

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $5,396.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $806,592. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $84,825 and $46,222, respectively. Net unrealized appreciation for tax purposes is $38,603.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$39,658	$—	$—	$39,658
Equities - Consumer Staples	41,790	—	—	41,790
Equities - Energy	228,298	—	—	228,298
Equities - Financials	138,569	—	—	138,569
Equities - Health Care	158,343	—	—	158,343
Equities - Industrials	46,423	—	—	46,423
Equities - Information Technology	39,602	—	—	39,602
Equities - Materials	49,390	—	—	49,390
Equities - Telecommunication Services	57,331	—	—	57,331
Equities - Utilities	33,501	—	—	33,501
Cash & Cash Equivalent - Financials	—	6,770	—	6,770
Cash & Cash Equivalent - Securities Lending Collateral	5,520	—	—	5,520
Total	$838,425	$6,770	$—	$845,195

The notes are an integral part of this report.

2

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Bonds - 33.7%
Transamerica JPMorgan Core Bond VP Ж	118,946	$1,464
Transamerica PIMCO Total Return VP Ж	335,532	3,751
Global/International Stocks - 6.6%
Transamerica MFS International Equity VP Ж	165,723	1,013
Inflation-Protected Securities - 5.6%
Transamerica PIMCO Real Return TIPS €	80,982	857
Tactical and Specialty - 21.2%
Transamerica BlackRock Global Allocation €	119,887	1,214
Transamerica Loomis Sayles Bond €	209,289	2,051
U.S. Stocks - 33.0%
Transamerica BlackRock Large Cap Value VP Ж	97,937	1,164
Transamerica Jennison Growth VP Ж	101,156	652
Transamerica JPMorgan Mid Cap Value VP Ж	105,799	1,116
Transamerica T. Rowe Price Equity Income VP Ж	62,204	590
Transamerica T. Rowe Price Growth Stock VP Ж	36,463	658
Transamerica Van Kampen Mid-Cap Growth VP Ж	43,792	911

Total Investment Securities (cost $15,011) #		15,441
Other Assets and Liabilities - Net		(11)

Net Assets		$15,430

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class Shares of the affiliated fund of Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated fund of Transamerica Funds.
#

Aggregate cost for federal income tax purposes is $15,011. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $489 and $59, respectively. Net unrealized appreciation for tax purposes is $430.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$15,441	$—	$—	$15,441

The notes are an integral part of this report.

1

Transamerica Capital Guardian Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.8%
Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc., 6.75% ▲	57,500	$5,923
Pharmaceuticals - 1.0%
Schering-Plough Corp., 6.00% ▲	13,400	3,252
Total Convertible Preferred Stocks (cost $5,157)		9,175

COMMON STOCKS - 94.0%
Aerospace & Defense - 0.5%
United Technologies Corp.	25,000	1,523
Air Freight & Logistics - 1.1%
FedEx Corp.	15,500	1,166
United Parcel Service, Inc. -Class B	42,600	2,406
Airlines - 0.1%
Delta Air Lines, Inc. ‡	40,700	365
Automobiles - 0.6%
Toyota Motor Corp. ADR	26,000	2,043
Beverages - 2.2%
Coca-Cola Co.	93,000	4,994
PepsiCo, Inc.	37,100	2,176
Capital Markets - 5.3%
Bank of New York Mellon Corp.	90,100	2,612
Goldman Sachs Group, Inc.	64,800	11,947
State Street Corp.	41,500	2,183
Chemicals - 1.0%
Air Products & Chemicals, Inc.	19,300	1,497
Dow Chemical Co.	60,700	1,583
Commercial Banks - 2.3%
Toronto-Dominion Bank	113,900	7,341
Computers & Peripherals - 1.1%
Hewlett-Packard Co.	77,883	3,677
Construction Materials - 0.7%
Vulcan Materials Co.	40,700	2,201
Diversified Financial Services - 5.0%
General Electric Corp.	425,500	6,987
JPMorgan Chase & Co.	203,940	8,937
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	204,600	5,526
Electric Utilities - 2.8%
American Electric Power Co., Inc.	89,700	2,780
Edison International	179,400	6,024
Electrical Equipment - 2.0%
Emerson Electric Co.	172,300	6,906
Electronic Equipment & Instruments - 2.3%
Jabil Circuit, Inc.	413,100	5,539
Tyco Electronics, Ltd.	88,900	1,981
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc. Λ	28,400	2,713
Transocean, Ltd. ‡	32,090	2,745
Weatherford International, Ltd. ‡	142,700	2,958
Food & Staples Retailing - 0.6%
SYSCO Corp.	80,900	2,010
Food Products - 3.3%
Archer-Daniels-Midland Co.	65,200	1,905
General Mills, Inc.	17,000	1,094
Kraft Foods, Inc. -Class A	173,716	4,564
Unilever NV	103,300	2,981
Health Care Equipment & Supplies - 0.1%
Carefusion Corp. ‡	21,250	463
Health Care Providers & Services - 2.5%
Aetna, Inc.	135,500	3,771
Cardinal Health, Inc.	42,500	1,139
DaVita, Inc. ‡	56,000	3,172
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	116,700	3,884
Household Durables - 0.6%
Leggett & Platt, Inc.	102,800	1,994
Household Products - 2.8%
Colgate-Palmolive Co.	13,400	1,022
Energizer Holdings, Inc. ‡	23,000	1,526
Kimberly-Clark Corp.	29,800	1,758
Procter & Gamble Co.	80,000	4,633
Industrial Conglomerates - 1.3%
3M Co.	55,900	4,125
Insurance - 4.6%
ACE, Ltd. ‡	34,000	1,818
Allstate Corp.	91,000	2,786
Arthur J. Gallagher & Co.	66,900	1,630
Berkshire Hathaway, Inc. -Class A ‡	18	1,818
Mercury General Corp.	69,600	2,518
Progressive Corp. ‡	174,200	2,888
RenaissanceRe Holdings, Ltd.	28,500	1,561
Machinery - 2.1%
Illinois Tool Works, Inc.	156,100	6,667
Media - 5.8%
Discovery Communications, Inc. -Series A ‡	106,300	3,071
Gannett Co., Inc.	245,600	3,072
Scripps Networks Interactive, Inc. -Class A	79,400	2,934
Time Warner, Inc.	86,166	2,480
Viacom, Inc. -Class B ‡	159,200	4,465
Walt Disney Co.	101,100	2,776
Metals & Mining - 4.5%
Allegheny Technologies, Inc.	128,200	4,486
Cliffs Natural Resources, Inc.	54,200	1,754
Nucor Corp.	182,900	8,597
Multiline Retail - 2.8%
Nordstrom, Inc.	110,500	3,375
Target Corp.	118,800	5,545
Multi-Utilities - 0.1%
Sempra Energy	9,400	468
Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp.	71,900	5,064
ConocoPhillips	49,300	2,226
Devon Energy Corp.	87,400	5,885
Royal Dutch Shell PLC -Class A ADR	167,800	9,595
Royal Dutch Shell PLC -Class B ADR	74,065	4,131
Spectra Energy Corp.	114,500	2,169
Personal Products - 2.1%
Mead Johnson Nutrition Co. -Class A Λ	150,300	6,780
Pharmaceuticals - 5.0%
Johnson & Johnson	116,600	7,100
Merck & Co., Inc.	286,200	9,052
Professional Services - 0.4%
Monster Worldwide, Inc. ‡	70,100	1,225

The notes are an integral part of this report.

1

	Shares	Value
Real Estate Investment Trusts - 1.5%
Equity Residential	57,700	$1,771
Kimco Realty Corp.	119,700	1,561
Plum Creek Timber Co., Inc.	54,400	1,667
Road & Rail - 0.9%
CSX Corp.	44,500	1,863
Norfolk Southern Corp.	23,800	1,026
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	124,300	2,433
Maxim Integrated Products, Inc.	286,900	5,204
Software - 1.0%
Microsoft Corp.	91,200	2,361
Nintendo Co., Ltd. ADR	29,400	928
Specialty Retail - 2.5%
Home Depot, Inc.	66,200	1,764
Lowe’s Cos., Inc.	301,700	6,317
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	183,600	2,414
Tobacco - 3.4%
Altria Group, Inc.	143,500	2,556
Philip Morris International, Inc.	177,700	8,662
Water Utilities - 1.5%
American Water Works Co., Inc.	246,900	4,923
Total Common Stocks (cost $284,358)		304,237

Principal
REPURCHASE AGREEMENT - 2.5%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $8,195 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $8,364.	$8,195	8,195
Total Repurchase Agreement (cost $8,195)

	Shares
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	6,271,778	6,272
Total Securities Lending Collateral (cost $6,272)

Total Investment Securities (cost $303,982) #		327,879
Other Assets and Liabilities - Net		(3,732)

Net Assets		$324,147

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2009.
‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $6,120.
#

Aggregate cost for federal income tax purposes is $303,982. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,906 and $24,009, respectively. Net unrealized appreciation for tax purposes is $23,897.

DEFINITIONS:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$43,720	$—	$—	$43,720
Equities - Consumer Staples	46,661	—	—	46,661
Equities - Energy	37,486	—	—	37,486
Equities - Financials	62,438	—	—	62,438
Equities - Health Care	27,950	—	—	27,950
Equities - Industrials	27,272	—	—	27,272
Equities - Information Technology	22,123	—	—	22,123
Equities - Materials	26,041	—	—	26,041
Equities - Telecommunication Services	5,526	—	—	5,526
Equities - Utilities	14,195	—	—	14,195
Cash & Cash Equivalent - Repurchase Agreement	—	8,195	—	8,195
Cash & Cash Equivalent - Securities Lending Collateral	6,272	—	—	6,272
Total	$319,684	$8,195	$—	$327,879

The notes are an integral part of this report.

2

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 12.8%
CFS Retail Property Trust REIT	1,726,900	$3,062
Dexus Property Group REIT	11,721,360	8,738
Goodman Group REIT	8,871,414	5,205
GPT Group REIT	5,969,202	3,607
ING Office Fund REIT	2,846,400	1,406
Lend Lease Corp., Ltd.	439,888	4,114
Macquarie Countrywide Trust REIT	191,000	108
Mirvac Group REIT	3,065,944	4,544
Stockland REIT	3,177,720	11,438
Westfield Group REIT	1,715,918	21,041
Bermuda - 3.1%
Great Eagle Holdings, Ltd.	315,000	784
HongKong Land Holdings, Ltd.	1,150,100	5,003
Kerry Properties, Ltd.	1,771,585	9,577
Brazil - 0.9%
BR Malls Participacoes SA ‡	357,000	4,212
Canada - 1.0%
Calloway REIT	94,000	1,669
Canadian REIT	34,500	831
Primaris Retail REIT	76,900	1,092
RioCan REIT	84,900	1,427
Cayman Islands - 1.4%
China Resources Land, Ltd.	870,800	1,906
KWG Property Holding, Ltd.	2,887,000	1,866
Shimao Property Holdings, Ltd.	1,315,600	2,230
Shui On Land, Ltd.	1,667,800	958
Finland - 0.3%
Sponda OYJ ‡	361,920	1,435
France - 5.8%
Gecina SA REIT	19,574	2,334
ICADE REIT	9,540	1,022
Klepierre REIT	179,548	7,122
Mercialys SA REIT	88,872	3,531
Unibail-Rodamco REIT	69,478	14,432
Hong Kong - 13.9%
Cheung Kong Holdings, Ltd.	1,480,943	18,803
Hang Lung Group, Ltd.	642,652	3,209
Hang Lung Properties, Ltd.	1,400,100	5,176
Henderson Land Development Co., Ltd.	522,000	3,354
Link REIT	1,231,100	2,716
Sino Land Co., Ltd.	511,800	917
Sino-Ocean Land Holdings, Ltd.	3,976,000	3,596
Sun Hung Kai Properties, Ltd.	1,678,355	24,775
Wharf Holdings, Ltd.	1,172,225	6,224
Japan - 12.9%
AEON Mall Co., Ltd.	90,600	1,886
Daito Trust Construction Co., Ltd.	79,800	3,485
Frontier Real Estate Investment Corp. REIT	315	2,439
Japan Excellent, Inc. -Class A REIT	57	311
Japan Logistics Fund, Inc. -Class A REIT	231	1,879
Japan Real Estate Investment Corp. REIT	324	2,649
Japan Retail Fund Investment Corp. REIT	162	879
Kenedix Realty Investment Corp. -Class A REIT	528	1,982
Mitsubishi Estate Co., Ltd.	728,300	11,456
Mitsui Fudosan Co., Ltd.	951,510	16,101
Nippon Accommodations Fund, Inc. -Class A REIT	172	956
Nippon Building Fund, Inc. REIT	170	1,517
Nomura Real Estate Office Fund, Inc. REIT	35	233
NTT Urban Development Corp.	1,222	1,122
Orix JREIT, Inc. -Class A REIT	505	2,616
Sumitomo Realty & Development Co., Ltd.	651,100	11,917
Top REIT, Inc. -Class A REIT	56	270
United Urban Investment Corp. -Class A REIT	319	1,869
Jersey, C.I. - 0.2%
Atrium European Real Estate, Ltd. ‡	161,130	1,106
Luxembourg - 0.5%
Gagfah SA	234,950	2,603
Netherlands - 1.1%
Corio NV REIT	60,325	4,160
Eurocommercial Properties NV REIT	35,677	1,413
Norway - 0.5%
Norwegian Property ASA ‡	1,535,380	2,592
Singapore - 3.4%
Ascendas REIT	2,804,999	3,843
Capitaland, Ltd.	2,820,500	7,449
CapitaMall Trust REIT ‡	2,946,069	3,869
City Developments, Ltd.	202,000	1,480
Sweden - 0.6%
Castellum AB	212,713	2,060
Fabege AB	146,080	859
Switzerland - 0.2%
Swiss Prime Site AG ‡	14,243	752
United Kingdom - 6.0%
British Land Co. PLC REIT	863,840	6,560
Derwent London PLC REIT	50,730	989
Grainger PLC	84,018	400
Hammerson PLC REIT	685,085	4,317
Helical Bar PLC	126,448	758
Land Securities Group PLC REIT	952,769	9,517
Liberty International PLC REIT	630,708	4,838
Safestore Holdings PLC	684,905	1,652
Segro PLC REIT	103,794	610
United States - 31.7%
Acadia Realty Trust REIT	77,989	1,175
Alexandria Real Estate Equities, Inc. REIT ^	57,200	3,109
AMB Property Corp. REIT	170,100	3,904
Apartment Investment & Management Co. -Class A REIT	176,100	2,597
AvalonBay Communities, Inc. REIT	74,349	5,407
Boston Properties, Inc. REIT	80,700	5,290
BRE Properties, Inc. -Class A REIT	92,500	2,895
Camden Property Trust REIT	90,300	3,639
Corporate Office Properties Trust REIT	11,850	437
Digital Realty Trust, Inc. REIT	102,400	4,681
Duke Realty Corp. REIT	292,300	3,511
Equity Residential REIT	84,600	2,597
Essex Property Trust, Inc. REIT	23,600	1,878
Extra Space Storage, Inc. REIT	116,300	1,227
Federal Realty Investment Trust REIT	54,800	3,363
HCP, Inc. REIT	258,612	7,433
Highwoods Properties, Inc. REIT	120,100	3,777
Host Hotels & Resorts, Inc. REIT	581,023	6,839
Kimco Realty Corp. REIT	148,300	1,934
Liberty Property Trust REIT	188,725	6,139
Macerich Co. REIT ^	150,513	4,565
Nationwide Health Properties, Inc. REIT	173,000	5,361
Omega Healthcare Investors, Inc. REIT	145,300	2,328
ProLogis REIT	579,600	6,909
Public Storage, Inc. REIT	54,580	4,107
Regency Centers Corp. REIT	85,500	3,168
Simon Property Group, Inc. REIT	333,116	23,129
SL Green Realty Corp. REIT	88,700	3,889
Tanger Factory Outlet Centers REIT	70,000	2,614
Taubman Centers, Inc. REIT	74,771	2,698

The notes are an integral part of this report.

1

	Shares	Value
United States - (continued)
UDR, Inc. REIT	266,284	$4,191
Ventas, Inc. REIT	167,700	6,456
Vornado Realty Trust REIT	186,235	11,995
Weingarten Realty Investors REIT	178,700	3,560
Total Common Stocks (cost $494,059)		$475,660

INVESTMENT COMPANY -0.3%
Luxembourg - 0.3%
ProLogis European Properties	276,712	1,723
Total Investment Company (cost $1,314)

WARRANT - 0.2%
Australia - 0.2%
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	792
Total Warrant (cost $2,188)

Principal
REPURCHASE AGREEMENT - 2.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $10,252 on 10/01/2009. Collateralized by U.S. Government Agency Obligations, 3.75% - 4.00%, due 12/15/2023 - 12/25/2024, and with a value of $10,460.	$10,252	10,252
Total Repurchase Agreement (cost $10,252)

	Shares
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	3,497,401	3,497
Total Securities Lending Collateral (cost $3,497)

Total Investment Securities (cost $511,310) #		491,924
Other Assets and Liabilities - Net		2,114

Net Assets		$494,038

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Real Estate Investment Trusts	63.0%	$309,843
Real Estate Management & Development	33.8	166,609
Capital Markets	0.4	1,723
Investment Securities, at Value	97.2	478,175
Short-Term Investments	2.8	13,749
Total Investments	100.0%	$491,924

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $3,423.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $511,310. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,183 and $64,569, respectively. Net unrealized depreciation for tax purposes is $19,386.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$475,660	$792	$—	$476,452
Investment Company - Financials	1,723	—	—	1,723
Cash & Cash Equivalent - Repurchase Agreement	—	10,252	—	10,252
Cash & Cash Equivalent - Securities Lending Collateral	3,497	—	—	3,497
Total	$480,880	$11,044	$—	$491,924

The notes are an integral part of this report.

2

Transamerica Convertible Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 8.2%
Chemicals - 1.5%
Celanese Corp. 4.25% ▲	61,325	$2,005
Diversified Financial Services - 4.0%
Vale Capital, Ltd. 5.50% ▲	114,100	5,250
Pharmaceuticals - 2.7%
Mylan, Inc. 6.50% ▲	3,430	3,552
Total Convertible Preferred Stocks (cost $8,372)		10,807

PREFERRED STOCKS - 4.4%
Auto Components - 1.8%
Johnson Controls, Inc. 11.50% ▲	18,300	2,306
Hotels, Restaurants & Leisure - 2.6%
Las Vegas Sands Corp. 10.00% ▲	12,000	3,432
Total Preferred Stocks (cost $4,808)		5,738

REVERSE CONVERTIBLE SECURITIES - 10.4% ұ
Capital Markets - 4.8%
Deutsche Bank AG 144A §	64,500	6,201
Diversified Financial Services - 5.6%
Credit Suisse Securities USA LLC	490,000	7,423
Total Reverse Convertible Securities (cost $10,506)		13,624

	Principal
CONVERTIBLE BONDS - 64.8%
Auto Components - 1.7%
BorgWarner, Inc.
3.50%, 04/15/2012	$1,830	2,228
Biotechnology - 12.4%
Gilead Sciences, Inc.
0.63%, 05/01/2013	2,380	3,109
Human Genome Sciences, Inc.
2.25%, 08/15/2012	3,895	4,854
Onyx Pharmaceuticals, Inc.
4.00%, 08/15/2016	3,055	3,242
OSI Pharmaceuticals, Inc.
2.00%, 12/15/2025	3,950	5,017
Capital Markets - 4.3%
BlackRock, Inc.
2.63%, 02/15/2035	2,640	5,752
Commercial Services & Supplies - 2.6%
Textron, Inc.
4.50%, 05/01/2013	2,050	3,344
Construction & Engineering - 1.5%
Quanta Services, Inc.
3.75%, 04/30/2026	1,800	2,036
Diversified Consumer Services - 0.0%
Coinstar, Inc.
4.00%, 09/01/2014	60	65
Diversified Financial Services - 2.1%
AngloGold Ashanti Holdings Finance PLC
3.50%, 05/22/2014 -144A	2,410	2,720
Diversified Telecommunication Services - 3.4%
Mastec, Inc.
4.00%, 06/15/2014	4,250	4,473
Energy Equipment & Services - 4.3%
Covanta Holding Corp.
3.25%, 06/01/2014 -144A	2,100	2,321
Transocean, Inc.
1.63%, 12/15/2037	3,355	3,337
Health Care Equipment & Supplies - 5.3%
Apogent Technologies, Inc.
1.00%, 12/15/2033 *	2,760	4,132
NuVasive, Inc.
2.25%, 03/15/2013 -144A	2,650	2,889
Hotels, Restaurants & Leisure - 2.6%
Wyndham Worldwide Corp.
3.50%, 05/01/2012	2,415	3,441
Media - 2.4%
Macrovision Corp.
2.63%, 08/15/2011	2,425	3,146
Metals & Mining - 7.6%
ArcelorMittal
5.00%, 05/15/2014 Λ	1,050	1,516
Newmont Mining Corp.
1.25%, 07/15/2014	2,230	2,654
Steel Dynamics, Inc.
5.13%, 06/15/2014	2,415	2,850
U.S. Steel Corp.
4.00%, 05/15/2014	1,850	2,941
Multiline Retail - 2.3%
Saks, Inc.
7.50%, 12/01/2013 -144A	2,075	3,079
Oil, Gas & Consumable Fuels - 3.5%
Quicksilver Resources, Inc.
1.88%, 11/01/2024	1,570	1,778
Western Refining, Inc.
5.75%, 06/15/2014	3,045	2,779
Semiconductors & Semiconductor Equipment - 3.6%
Linear Technology Corp.
3.00%, 05/01/2027	4,860	4,690
Software - 5.2%
Nuance Communications, Inc.
2.75%, 08/15/2027	4,295	4,558
Take-Two Interactive Software, Inc.
4.38%, 06/01/2014	1,810	2,287
Total Convertible Bonds (cost $76,200)		85,238

REVERSE CONVERTIBLE BONDS - 4.6% ұ
Capital Markets - 4.6%
Goldman Sachs Group, Inc.
0.25%, 06/30/2010 -144A §	50,500	6,142
Total Reverse Convertible Bond (cost $6,356)

REPURCHASE AGREEMENT - 7.0%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $9,254 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $9,440.	9,254	9,254
Total Repurchase Agreement (cost $9,254)

	Shares
SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	1,253,700	1,254
Total Securities Lending Collateral (cost $1,254)

Total Investment Securities (cost $116,750) #		132,057
Other Assets and Liabilities - Net		(510)

Net Assets		$131,547

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2009.
*	Floating or variable rate note. Rate is listed as of 09/30/2009.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $1,229.
§	Illiquid. These securities aggregated to $12,343, or 9.38%, of the Fund’s net assets.
ұ

A security that can be converted to cash, debt or equity at the discretion of the issuer at a set date. The bond contains an embedded derivative that allows the issuer to put the bond to bondholders at a set date prior to the bond’s maturity for existing debt or shares of an underlying company. The underlying company need not be related in any way to the issuer’s business.

#

Aggregate cost for federal income tax purposes is $116,750. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,108 and $1,801, respectively. Net unrealized appreciation for tax purposes is $15,307.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $23,352, or 17.75%, of the Fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$5,738	$—	$—	$5,738
Equities - Financials	5,250	—	—	5,250
Equities - Health Care	3,552	—	—	3,552
Equities - Materials	2,005	—	—	2,005
Fixed Income - Consumer Discretionary	—	21,108	—	21,108
Fixed Income - Energy	—	10,215	—	10,215
Fixed Income - Financials	—	28,238	—	28,238
Fixed Income - Health Care	—	14,094	—	14,094
Fixed Income - Industrials	—	5,380	—	5,380
Fixed Income - Information Technology	—	11,535	—	11,535
Fixed Income - Materials	—	9,961	—	9,961
Fixed Income - Telecommunication Services	—	4,473	—	4,473
Cash & Cash Equivalent - Repurchase Agreement	—	9,254	—	9,254
Cash & Cash Equivalent - Securities Lending Collateral	1,254	—	—	1,254
Total	$17,799	$114,258	$—	$132,057

The notes are an integral part of this report.

2

Transamerica Efficient Markets VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Capital Markets - 99.8%
DFA Emerging Markets Value Portfolio	1,865	$55
DFA International Small Capital Value Portfolio	83,411	1,290
DFA International Value Portfolio	92,657	1,589
DFA Large Capital International Portfolio	179,164	3,315
DFA U.S. Large Co. Portfolio	205,206	6,397
DFA U.S. Small XM Value Portfolio	173,933	2,193
Vanguard Intermediate-Term Bond	29,701	2,393
Vanguard Long-Term Bond	11,067	884
Vanguard Short-Term Bond	36,566	2,927
Vanguard Total Bond Market	22,255	1,769
Total Investment Companies (cost $19,957)		22,812

	Principal
REPURCHASE AGREEMENT - 8.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,897 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $1,939.	$1,897	1,897
Total Repurchase Agreement (cost $1,897)

Total Investment Securities (cost $21,854) #		24,709
Other Assets and Liabilities - Net		(1,861)

Net Assets		$22,848

NOTES TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $21,854. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $2,855. Net unrealized appreciation for tax purposes is $2,855.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$22,812	$—	$—	$22,812
Cash and Cash Equivalents - Repurchase Agreement	—	1,897	—	1,897
Total	$22,812	$1,897	$—	$24,709

The notes are an integral part of this report.

1

Transamerica Equity II VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	6,797	$239
Auto Components - 6.2%
BorgWarner, Inc.	9,780	296
Johnson Controls, Inc.	20,500	524
Biotechnology - 3.0%
Gilead Sciences, Inc. ‡	8,525	397
Capital Markets - 6.1%
Charles Schwab Corp.	21,340	408
T. Rowe Price Group, Inc.	8,600	393
Chemicals - 13.7%
Ecolab, Inc.	8,000	370
Monsanto Co.	3,105	240
Praxair, Inc.	8,300	678
Sigma-Aldrich Corp.	9,500	513
Commercial Banks - 4.3%
Wells Fargo & Co.	20,180	569
Communications Equipment - 7.3%
Cisco Systems, Inc. ‡	15,500	365
Qualcomm, Inc.	13,200	594
Computers & Peripherals - 9.4%
Apple, Inc. ‡	4,535	840
International Business Machines Corp.	3,250	389
Construction & Engineering - 2.2%
Jacobs Engineering Group, Inc. ‡	6,285	289
Electrical Equipment - 2.9%
Emerson Electric Co.	9,560	383
Electronic Equipment & Instruments - 1.7%
Tyco Electronics, Ltd.	10,110	225
Energy Equipment & Services - 1.0%
Schlumberger, Ltd.	2,115	126
Food & Staples Retailing - 1.6%
Wal-Mart Stores, Inc.	4,415	217
Health Care Equipment & Supplies - 3.4%
Becton Dickinson & Co.	2,850	199
Varian Medical Systems, Inc. ‡	6,005	253
Internet & Catalog Retail - 5.9%
Amazon.com, Inc. ‡	8,295	774
Internet Software & Services - 4.7%
Google, Inc. -Class A ‡	1,260	625
IT Services - 1.9%
Automatic Data Processing, Inc.	6,370	250
Machinery - 4.1%
Caterpillar, Inc.	4,825	248
PACCAR, Inc.	7,800	294
Media - 2.2%
Walt Disney Co.	10,400	286
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	3,550	223
EOG Resources, Inc.	2,505	209
Pharmaceuticals - 3.2%
Roche Holding AG ADR	3,200	130
Teva Pharmaceutical Industries, Ltd. ADR	5,740	290
Road & Rail - 3.2%
Union Pacific Corp.	7,200	420
Software - 2.9%
Microsoft Corp.	14,805	383
Total Common Stocks (cost $11,248)		12,639

	Principal
REPURCHASE AGREEMENT - 4.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $547 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $558.	$547	547
Total Repurchase Agreement (cost $547)

Total Investment Securities (cost $11,795) #		13,186
Other Assets and Liabilities - Net		(5)

Net Assets		$13,181

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $11,795. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,090 and $699, respectively. Net unrealized appreciation for tax purposes is $1,391.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$1,879	$—	$—	$1,879
Equities - Consumer Staples	217	—	—	217
Equities - Energy	558	—	—	558
Equities - Financials	1,370	—	—	1,370
Equities - Health Care	1,269	—	—	1,269
Equities - Industrials	1,873	—	—	1,873
Equities - Information Technology	3,672	—	—	3,672
Equities - Materials	1,801	—	—	1,801
Cash & Cash Equivalent - Repurchase Agreement	—	547	—	547
Total	$12,639	$547	$—	$13,186

The notes are an integral part of this report.

1

Transamerica Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	859,230	$30,202
Auto Components - 6.6%
BorgWarner, Inc.	1,351,493	40,896
Johnson Controls, Inc.	2,690,000	68,757
Biotechnology - 3.0%
Gilead Sciences, Inc. ‡	1,077,865	50,207
Capital Markets - 6.2%
Charles Schwab Corp.	2,798,755	53,596
T. Rowe Price Group, Inc.	1,080,000	49,356
Chemicals - 14.4%
Ecolab, Inc.	1,130,000	52,240
Monsanto Co.	393,600	30,465
Praxair, Inc.	1,105,000	90,267
Sigma-Aldrich Corp.	1,245,000	67,205
Commercial Banks - 4.3%
Wells Fargo & Co.	2,565,895	72,307
Communications Equipment - 7.2%
Cisco Systems, Inc. ‡	1,720,000	40,489
Qualcomm, Inc.	1,775,000	79,839
Computers & Peripherals - 9.2%
Apple, Inc. ‡	575,180	106,621
International Business Machines Corp.	376,425	45,024
Construction & Engineering - 2.2%
Jacobs Engineering Group, Inc. ‡	794,265	36,496
Electrical Equipment - 2.9%
Emerson Electric Co.	1,208,275	48,428
Electronic Equipment & Instruments - 1.8%
Tyco Electronics, Ltd.	1,319,660	29,402
Energy Equipment & Services - 1.0%
Schlumberger, Ltd.	267,205	15,925
Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	578,850	28,416
Health Care Equipment & Supplies - 3.5%
Becton Dickinson & Co.	361,230	25,196
Varian Medical Systems, Inc. ‡	800,400	33,721
Internet & Catalog Retail - 5.9%
Amazon.com, Inc. ‡	1,052,100	98,224
Internet Software & Services - 5.1%
Google, Inc. -Class A ‡	170,000	84,295
IT Services - 2.0%
Automatic Data Processing, Inc.	840,005	33,012
Machinery - 4.9%
Caterpillar, Inc.	636,120	32,652
PACCAR, Inc.	1,280,000	48,268
Media - 2.3%
Walt Disney Co.	1,365,000	37,483
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	450,000	28,229
EOG Resources, Inc.	318,345	26,585
Pharmaceuticals - 3.2%
Roche Holding AG ADR	405,000	16,443
Teva Pharmaceutical Industries, Ltd. ADR	725,715	36,692
Road & Rail - 2.8%
Union Pacific Corp.	810,000	47,264
Software - 2.9%
Microsoft Corp.	1,871,640	48,457
Total Common Stocks (cost $1,501,740)		1,632,659

	Principal
REPURCHASE AGREEMENT - 1.8%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $30,784 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $31,402.	$30,784	30,784
Total Repurchase Agreement (cost $30,784)

Total Investment Securities (cost $1,532,524) #		1,663,443
Other Assets and Liabilities - Net		1,779

Net Assets		$1,665,222

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,532,524. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $215,130 and $84,211, respectively. Net unrealized appreciation for tax purposes is $130,919.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$245,360	$—	$—	$245,360
Equities - Consumer Staples	28,416	—	—	28,416
Equities - Energy	70,739	—	—	70,739
Equities - Financials	175,259	—	—	175,259
Equities - Health Care	162,259	—	—	162,259
Equities - Industrials	243,310	—	—	243,310
Equities - Information Technology	467,139	—	—	467,139
Equities - Materials	240,177	—	—	240,177
Cash & Cash Equivalent - Repurchase Agreement	—	30,784	—	30,784
Total	$1,632,659	$30,784	$—	$1,663,443

The notes are an integral part of this report.

1

Transamerica Federated Market Opportunity VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury Bond
3.50%, 02/15/2039	$7,500		$6,795
4.25%, 05/15/2039	10,000		10,345
Total U.S. Government Obligations (cost $16,671)			17,140

FOREIGN GOVERNMENT OBLIGATIONS - 6.2%
Argentina - 0.8%
Republic of Argentina
0.94%, 08/03/2012 *	5,500		1,675
8.28%, 12/31/2033	1,378		930
Brazil - 1.7%
Notas do Tesouro Nacional
6.00%, 05/15/2015	BRL	2,500	2,623
10.00%, 01/01/2012	BRL	5,000	2,811
Colombia - 0.4%
Colombia Government International Bond
11.75%, 03/01/2010	COP	2,550,000	1,360
Hungary - 0.6%
Hungary Government Bond
8.00%, 02/12/2015	HUF	345,000	1,900
Poland - 1.0%
Poland Government Bond
5.25%, 10/25/2017	PLN	9,200	3,039
South Africa - 0.7%
South Africa Government Bond
7.50%, 01/15/2014	ZAR	17,000	2,188
Turkey - 1.0%
Turkey Government Bond
Zero Coupon, 11/03/2010	TRY	5,000	3,096
Total Foreign Government Obligations (cost $15,852)			19,622

	Shares
COMMON STOCKS - 44.0%
Bermuda - 0.8%
Bunge, Ltd.	40,000	2,504
Canada - 11.1%
Barrick Gold Corp.	180,000	6,822
Enerplus Resources Trust	110,000	2,518
Goldcorp, Inc.	81,000	3,270
Kinross Gold Corp.	300,000	6,510
Pan American Silver Corp. ‡	183,400	4,182
Yamana Gold, Inc.	1,100,000	11,781
Greece - 0.5%
Opap SA	65,089	1,678
Japan - 9.1%
Familymart Co., Ltd.	50,000	1,610
Lawson, Inc.	50,000	2,323
Nintendo Co., Ltd.	14,000	3,587
NTT DoCoMo, Inc.	4,800	7,668
Secom Co., Ltd.	70,000	3,525
Seven & I Holdings Co., Ltd.	150,000	3,592
Takeda Pharmaceutical Co., Ltd.	160,000	6,666
South Africa - 1.3%
Harmony Gold Mining Co., Ltd. ADR	390,000	4,267
Switzerland - 2.5%
Noble Corp.	119,600	4,540
Novartis AG	70,000	3,502
United States - 18.7%
Archer-Daniels-Midland Co.	55,000	1,607
Baker Hughes, Inc.	90,000	3,839
BJ’s Wholesale Club, Inc. ‡ Λ	110,000	3,984
Bristol-Myers Squibb Co.	100,000	2,252
Cephalon, Inc. ‡	60,000	3,495
Ensco International, Inc.	136,700	5,815
Genzyme Corp. ‡	55,000	3,120
Intrepid Potash, Inc. ‡	111,000	2,618
Mosaic Co.	60,000	2,885
Newmont Mining Corp.	95,000	4,182
Patterson-UTI Energy, Inc.	240,000	3,624
Pharmaceutical Product Development, Inc.	150,000	3,291
Rowan Cos., Inc.	300,000	6,921
Safeway, Inc.	165,000	3,254
Stryker Corp.	60,000	2,726
Unit Corp. ‡	135,000	5,569
Total Common Stocks (cost $112,969)		139,727

INVESTMENT COMPANIES - 5.8%
Canada - 2.5%
Central Fund of Canada, Ltd. -Class A	600,000	7,950
United States - 3.3%
PowerShares DB Agriculture Fund	410,000	10,439
Total Investment Companies (cost $17,044)		18,389

	Notional Amount
PURCHASED OPTIONS - 7.3%
Put Options - 7.3%
iShares Trust	870,000	6,482
Put Strike $66.00
Expires 01/16/2010
Midcap SPDR Trust	316,400	4,208
Put Strike $135.00
Expires 01/16/2010
PowerShares QQQ	770,000	2,945
Put Strike $45.00
Expires 01/16/2010
Select Sector SPDR Trust	1,498,700	4,796
Put Strike $30.00
Expires 01/16/2010
SPDR Trust	445,000	4,739
Put Strike $115.00
Expires 12/19/2009
Total Purchased Options (cost $31,179)		23,170

	Principal
REVERSE CONVERTIBLE BOND - 0.2% ұ
United States - 0.2%
Lehman Brothers Holdings, Inc.
18.20%, 01/27/2009 -144A Џ §	$899	491
Total Reverse Convertible Bond (cost $4,094)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bill
0.01%, 12/03/2009 ▲	2,850	2,849
0.01%, 10/08/2009 ▲	4,500	4,500
Total Short-Term U.S. Government Obligations (cost $7,349)		7,349

The notes are an integral part of this report.

1

	Principal	Value
REPURCHASE AGREEMENT - 30.0%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $95,268 on 10/01/2009. Collateralized by a U.S. Government Obligation, zero coupon, due 03/11/2010, and with a value of $97,177.	$95,268	$95,268
Total Repurchase Agreement (cost $95,268)

	Shares
SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	3,256,000	3,256
Total Securities Lending Collateral (cost $3,256)

Total Investment Securities (cost $303,682) #		324,412
Other Assets and Liabilities - Net		(7,025)

Net Assets		$317,387

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(6,600)	02/03/2010	(5,400)	$(356)
Canadian Dollar	(19,608)	10/02/2009	(18,050)	(264)
Canadian Dollar	(16,484)	10/02/2009	(15,148)	(248)
Chilean Peso	492,300	10/13/2009	900	(3)
Euro	(2,400)	02/10/2010	(3,407)	(104)
Indonesian Rupiah	10,791,000	10/02/2009	1,040	76
New Zealand Dollar	(6,600)	11/23/2009	(4,427)	(322)
Peruvian Sol	2,732	10/13/2009	900	48
Republic of Korea Won	1,262,760	05/07/2010	1,020	60
Russian Ruble	35,700	05/14/2010	1,020	108
				$(1,005)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Canadian Dollar	4,447	02/02/2010	93
Sell	New Zealand Dollar	(6,000)	02/02/2010	(234)
Buy	Japanese Yen	375,628	02/02/2010	139
Sell	New Zealand Dollar	(6,000)	02/02/2010	(246)
Buy	Japanese Yen	298,881	10/08/2009	193
Sell	Singapore Dollar	(4,568)	10/08/2009	(106)
Buy	Norwegian Krone	20,576	10/02/2009	249
Sell	Canadian Dollar	(3,600)	10/02/2009	(49)
Buy	Singapore Dollar	4,852	02/02/2010	77
Sell	New Zealand Dollar	(5,000)	02/02/2010	(214)
Buy	Singapore Dollar	4,830	02/03/2010	77
Sell	Australian Dollar	(4,100)	02/03/2010	(225)
Buy	Singapore Dollar	4,568	10/08/2009	138
Sell	Japanese Yen	(306,088)	10/08/2009	(305)
Buy	Singapore Dollar	4,568	10/07/2009	138
Sell	Swiss Franc	(3,500)	10/07/2009	(272)
				$(547)

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Metals & Mining	12.6%	$41,014
Energy Equipment & Services	9.4	30,308
Derivative	7.1	23,170
Foreign Government Obligation	6.0	19,622
Capital Markets	5.9	18,880
U.S. Government Obligation	5.3	17,140
Food & Staples Retailing	4.5	14,763
Pharmaceuticals	3.9	12,420
Wireless Telecommunication Services	2.3	7,668
Biotechnology	2.0	6,615
Chemicals	1.7	5,503
Food Products	1.3	4,111
Software	1.1	3,587
Commercial Services & Supplies	1.1	3,525
Life Sciences Tools & Services	1.0	3,291
Health Care Equipment & Supplies	0.8	2,726
Oil, Gas & Consumable Fuels	0.8	2,518
Hotels, Restaurants & Leisure	0.5	1,678
Investment Securities, at Value	67.3	218,539
Short-Term Investments	32.7	105,873
Total Investments	100.0%	$324,412

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.
‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,187.
§	Illiquid. These securities aggregated to $491, or 0.15%, of the Fund’s net assets.
ұ

A bond that can be converted to cash, debt or equity at the discretion of the issuer at a set date. The bond contains an embedded derivative that allows the issuer to put the bond to bondholders at a set date prior to the bond’s maturity for existing debt or shares of an underlying company. The underlying company need not be related in any way to the issuer’s business.

Џ	In default.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $303,682. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,796 and $12,066, respectively. Net unrealized appreciation for tax purposes is $20,730.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $491, or 0.15%, of the Fund’s net assets.

ADR	American Depositary Receipt
BRL	Brazilian Real
COP	Columbian Peso
HUF	Hungarian Forint
PLN	Polish Zloty
SPDR	Standard & Poor’s Depository Receipt
TRY	Turkish New Lira
ZAR	South African Rand

The notes are an integral part of this report.

3

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$1,678	$—	$—	$1,678
Equities - Consumer Staples	18,875	—	—	18,875
Equities - Derivative	23,170	—	—	23,170
Equities - Energy	32,826	—	—	32,826
Equities - Health Care	25,052	—	—	25,052
Equities - Industrials	3,525	—	—	3,525
Equities - Information Technology	3,587	—	—	3,587
Equities - Materials	46,516	—	—	46,516
Equities - Telecommunication Services	7,668	—	—	7,668
Fixed Income - Financials	—	491	—	491
Fixed Income - Foreign Government Obligation	—	19,622	—	19,622
Fixed Income - U.S. Government Obligation	—	17,140	—	17,140
Investment Company - Financials	18,389	—	—	18,389
Cash & Cash Equivalent - Repurchase Agreement	—	95,268	—	95,268
Cash & Cash Equivalent - Securities Lending Collateral	3,256	—	—	3,256
Cash & Cash Equivalent - Short-Term U.S. Government Obligation	—	7,349	—	7,349
Total	$184,542	$139,870	$—	$324,412

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(1,552)	$—	$(1,552)

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

4

Transamerica Foxhall Emerging Markets/Pacific Rim VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 90.5%
Capital Markets - 75.3%
iShares Barclays 1-3 Year Treasury Bond Fund	8,425	$708
iShares Barclays Short Treasury Bond Fund	6,410	706
iShares MSCI Australia Index Fund	21,580	488
iShares MSCI Israel Capped Index Fund	7,265	355
iShares MSCI Mexico Investable Market Index Fund	7,895	345
iShares MSCI Singapore Index Fund	44,375	477
SPDR Barclays Capital 1-3 Month T-Bill ETF	15,405	707
SPDR S&P Emerging Latin America ETF	8,630	605
Wisdomtree Emerging Markets Equity Income Fund	5,965	283
Wisdomtree Emerging Markets Small Cap Dividend Fund	24,615	998
Wisdomtree Pacific Ex-Japan Equity Income Fund	18,465	1,006
Region Fund - Asian Pacific - 15.2%
Vanguard Pacific	25,805	1,352
Total Investment Companies (cost $7,651)		8,030

	Principal
REPURCHASE AGREEMENT - 9.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $826 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $845.	$826	826
Total Repurchase Agreement (cost $826)

Total Investment Securities (cost $8,477) #		8,856
Other Assets and Liabilities - Net		22

Net Assets		$8,878

NOTES TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $8,477. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $379 and less than $1, respectively. Net unrealized appreciation for tax purposes is $379.

DEFINITIONS:

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depository Receipt

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$8,030	$—	$—	$8,030
Cash & Cash Equivalent - Repurchase Agreement	—	826	—	826
Total	$8,030	$826	$—	$8,856

The notes are an integral part of this report.

1

Transamerica Foxhall Global Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.1%
Capital Markets - 93.9%
Claymore/Zacks Multi-Asset Income Index ETF	3,285	$55
Greenhaven Continous Commodity Index Fund	730	17
iShares Barclays 1-3 Year Treasury Bond Fund	4,850	407
iShares Barclays Short Treasury Bond Fund	3,675	405
iShares Morningstar MID Value Index Fund	580	36
iShares MSCI Australia Index Fund	365	8
iShares MSCI Israel Capped Index Fund	120	6
iShares MSCI Mexico Investable Market Index Fund	130	6
iShares MSCI Singapore Index Fund	755	8
iShares Russell Microcap Index Fund	605	24
iShares S&P US Preferred Stock Index Fund	1,555	56
Market Vectors - Hard Asset Producers ETF	390	12
SPDR Barclays Capital 1-3 Month T-Bill ETF	8,370	384
SPDR S&P Emerging Latin America ETF	145	10
SPDR S&P International Small Cap ETF	1,610	41
Wisdomtree Emerging Markets Equity Income Fund	100	5
Wisdomtree Emerging Markets Small Cap Dividend Fund	410	17
Wisdomtree Japan Smallcap Dividend Fund	1,090	45
Wisdomtree Pacific Ex-Japan Equity Income Fund	305	17
Wisdomtree U.S. Short-Term Government Mutual Fund	7,790	195
Region Fund - Asian Pacific - 1.2%
Vanguard Pacific	435	23
Total Investment Companies (cost $1,757)		1,777

	Principal
REPURCHASE AGREEMENT - 5.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $100 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $102.	$100	100
Total Repurchase Agreement (cost $100)

Total Investment Securities (cost $1,857) #		1,877
Other Assets and Liabilities - Net		(7)

Net Assets		$1,870

NOTES TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $1,857. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21 and $1, respectively. Net unrealized appreciation for tax purposes is $20.

DEFINITIONS:

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depository Receipt

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,777	$—	$—	$1,777
Cash & Cash Equivalent - Repurchase Agreement	—	100	—	100
Total	$1,777	$100	$—	$1,877

The notes are an integral part of this report.

1

Transamerica Foxhall Global Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 91.5%
Capital Markets - 86.8%
Claymore/Zacks Multi-Asset Income Index ETF	58,865	$993
Greenhaven Continous Commodity Index Fund	16,540	396
iShares Barclays 1-3 Year Treasury Bond Fund	4,160	349
iShares Barclays Short Treasury Bond Fund	2,375	262
iShares Morningstar MID Value Index Fund	10,550	653
iShares MSCI Australia Index Fund	6,310	143
iShares MSCI Israel Capped Index Fund	2,130	104
iShares MSCI Mexico Investable Market Index Fund	2,380	104
iShares MSCI Singapore Index Fund	13,220	142
iShares Russell Microcap Index Fund	10,595	418
iShares S&P US Preferred Stock Index Fund	27,250	988
Market Vectors - Hard Asset Producers ETF	8,770	271
SPDR Barclays Capital 1-3 Month T-Bill ETF	5,695	261
SPDR S&P Emerging Latin America ETF	2,570	180
SPDR S&P International Small Cap ETF	28,765	736
Wisdomtree Emerging Markets Equity Income Fund	1,795	85
Wisdomtree Emerging Markets Small Cap Dividend Fund	7,370	299
Wisdomtree Japan Smallcap Dividend Fund	19,200	795
Wisdomtree Pacific Ex-Japan Equity Income Fund	5,400	295
Region Fund - Asian Pacific - 4.7%
Vanguard Pacific	7,685	403
Total Investment Companies (cost $7,604)		7,877

	Principal
REPURCHASE AGREEMENT - 15.0%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,293 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $1,320.	$1,293	1,293
Total Repurchase Agreement (cost $1,293)

Total Investment Securities (cost $8,897) #		9,170
Other Assets and Liabilities - Net		(561)

Net Assets		$8,609

NOTES TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $8,897. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $288 and $15, respectively. Net unrealized appreciation for tax purposes is $273.

DEFINITIONS:

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depository Receipt

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$7,877	$—	$—	$7,877
Cash & Cash Equivalent - Repurchase Agreement	—	1,293	—	1,293
Total	$7,877	$1,293	$—	$9,170

The notes are an integral part of this report.

1

Transamerica Foxhall Global Hard Asset VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 90.2%
Capital Markets - 90.2%
Greenhaven Continous Commodity Index Fund	45,295	$1,086
iShares Barclays 1-3 Year Treasury Bond Fund	7,345	617
iShares Barclays Short Treasury Bond Fund	5,590	616
Market Vectors - Hard Asset Producers ETF	48,855	1,506
SPDR Barclays Capital 1-3 Month T-Bill ETF	13,590	624
Total Investment Companies (cost $4,507)		4,449

	Principal
REPURCHASE AGREEMENT - 9.7%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $477 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $489.	$477	477
Total Repurchase Agreement (cost $477)

Total Investment Securities (cost $4,984) #		4,926
Other Assets and Liabilities - Net		7

Net Assets		$4,933

NOTES TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $4,983. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3 and $60, respectively. Net unrealized depreciation for tax purposes is $57.

DEFINITION:

ETF	Exchange Traded Fund

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$4,449	$—	$—	$4,449
Cash & Cash Equivalent - Repurchase Agreement	—	477	—	477
Total	$4,449	$477	$—	$4,926

The notes are an integral part of this report.

1

Transamerica Growth Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.7%
Precision Castparts Corp.	104,800	$10,676
Air Freight & Logistics - 2.2%
CH Robinson Worldwide, Inc.	108,575	6,270
Auto Components - 4.5%
BorgWarner, Inc.	301,730	9,130
Johnson Controls, Inc.	147,400	3,768
Biotechnology - 0.6%
Onyx Pharmaceuticals, Inc. ‡	60,000	1,798
Capital Markets - 6.7%
Cohen & Steers, Inc. Λ	135,675	3,256
Greenhill & Co., Inc.	103,267	9,251
T. Rowe Price Group, Inc.	151,640	6,930
Chemicals - 1.4%
Ecolab, Inc.	88,290	4,082
Commercial Banks - 2.7%
City National Corp. Λ	166,255	6,472
Marshall & Ilsley Corp.	168,000	1,356
Communications Equipment - 6.4%
Juniper Networks, Inc. ‡	120,300	3,251
Palm, Inc. ‡ Λ	502,800	8,763
Polycom, Inc. ‡	241,450	6,459
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. ‡	67,650	3,109
Construction Materials - 2.1%
Martin Marietta Materials, Inc. Λ	65,800	6,058
Diversified Consumer Services - 1.7%
Strayer Education, Inc.	22,590	4,917
Diversified Financial Services - 3.1%
MSCI, Inc. -Class A ‡	299,350	8,867
Electrical Equipment - 2.4%
Cooper Industries PLC -Class A	186,000	6,988
Energy Equipment & Services - 1.2%
Core Laboratories NV	34,000	3,505
Health Care Equipment & Supplies - 6.4%
Idexx Laboratories, Inc. ‡	89,900	4,495
Intuitive Surgical, Inc. ‡	31,997	8,391
Masimo Corp. ‡	210,420	5,513
Health Care Technology - 1.0%
Cerner Corp. ‡	39,595	2,962
Internet & Catalog Retail - 4.0%
priceline.com, Inc. ‡	69,610	11,543
Life Sciences Tools & Services - 2.1%
Covance, Inc. ‡	68,700	3,720
Techne Corp.	37,925	2,372
Machinery - 7.5%
Donaldson Co., Inc.	63,028	2,183
Kennametal, Inc.	444,700	10,944
PACCAR, Inc.	234,725	8,851
Media - 1.8%
Dreamworks Animation SKG, Inc. -Class A ‡	142,900	5,083
Oil, Gas & Consumable Fuels - 2.5%
Range Resources Corp.	144,700	7,142
Pharmaceuticals - 1.0%
Allergan, Inc.	49,100	2,787
Professional Services - 2.7%
Robert Half International, Inc.	310,640	7,772
Real Estate Management & Development - 1.7%
St. Joe Co. ‡	170,100	4,953
Road & Rail - 2.2%
Kansas City Southern ‡	236,400	6,262
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp. -Class A ‡	91,800	2,817
Rovi Corp. ‡	123,700	4,157
Software - 12.5%
Activision Blizzard, Inc. ‡	801,084	9,926
Adobe Systems, Inc. ‡	142,200	4,698
Informatica Corp. ‡	247,000	5,577
Intuit, Inc. ‡	179,480	5,115
Quality Systems, Inc. Λ	83,150	5,120
Salesforce.com, Inc. ‡	102,850	5,855
Specialty Retail - 6.6%
Gap, Inc.	301,805	6,459
Guess?, Inc.	343,625	12,728
Textiles, Apparel & Luxury Goods - 2.4%
Carter’s, Inc. ‡	195,000	5,206
Under Armour, Inc. -Class A ‡ Λ	64,525	1,796
Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	47,900	4,280
Total Common Stocks (cost $249,069)		283,613

Principal
REPURCHASE AGREEMENT - 3.5%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $10,163 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $10,369.	$10,163	10,163
Total Repurchase Agreement (cost $10,163)

	Shares
SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	16,249,132	16,249
Total Securities Lending Collateral (cost $16,249)

Total Investment Securities (cost $275,481) #		310,025
Other Assets and Liabilities - Net		(20,758)

Net Assets		$289,267

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $15,835.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $275,481. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,230 and $6,686, respectively. Net unrealized appreciation for tax purposes is $34,544.

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$60,630	$—	$—	$60,630
Equities - Energy	10,647	—	—	10,647
Equities - Financials	41,085	—	—	41,085
Equities - Health Care	32,038	—	—	32,038
Equities - Industrials	73,394	—	—	73,394
Equities - Information Technology	61,737	—	—	61,737
Equities - Materials	4,082	—	—	4,082
Cash & Cash Equivalent - Repurchase Agreement	—	10,163	—	10,163
Cash & Cash Equivalent - Securities Lending Collateral	16,249	—	—	16,249
Total	$299,862	$10,163	$—	$310,025

The notes are an integral part of this report.

2

Transamerica Hanlon Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.3%
Capital Markets - 98.3%
iShares iBoxx High Yield Corporate Bond Fund	16,337	$1,411
iShares MSCI Emerging Markets Index Fund	4,425	172
iShares MSCI Pacific Ex-Japan Index Fund	2,131	86
iShares Russell 2000 Index Fund	2,805	169
PowerShares High Yield Corporate Bond Portfolio	9,665	171
PowerShares QQQ	4,049	171
ProShares Ultrashort 20+ Year Treasury	2,189	96
SPDR Barclays Capital High Yield Bond Fund	36,649	1,411
SSC Government Money Market Fund	126,877	127
SSGA Money Market Fund	126,877	127
SSGA Prime Money Market Fund	126,877	127
State Street Institutional Liquid Reserve	126,877	127
Total Investment Companies (cost $3,924)		4,195

	Principal
REPURCHASE AGREEMENT - 3.0%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $127 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $133.	$127	127
Total Repurchase Agreement (cost $127)

Total Investment Securities (cost $4,051) #		4,322
Other Assets and Liabilities - Net		(57)

Net Assets		$4,265

NOTE TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $4,051. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $283 and $12, respectively. Net unrealized appreciation for tax purposes is $271.

DEFINITIONS:

MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depository Receipt
SSC	State Street Corporation
SSGA	State Street Global Advisors

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$4,195	$—	$—	$4,195
Cash & Cash Equivalent - Repurchase Agreement	—	127	—	127
Total	$4,195	$127	$—	$4,322

The notes are an integral part of this report.

1

Transamerica Hanlon Growth and Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
Capital Markets - 98.7%
iShares iBoxx High Yield Corporate Bond Fund	19,361	$1,672
iShares MSCI Emerging Markets Index Fund	6,556	255
iShares MSCI Pacific Ex-Japan Index Fund	3,157	128
iShares Russell 2000 Index Fund	4,154	250
PowerShares High Yield Corporate Bond Portfolio	5,744	102
PowerShares QQQ	6,002	254
ProShares Ultrashort 20+ Year Treasury	2,598	114
SPDR Barclays Capital High Yield Bond Fund	43,445	1,672
SSC Government Money Market Fund	139,998	140
SSGA Money Market Fund	139,998	140
SSGA Prime Money Market Fund	139,998	140
State Street Institutional Liquid Reserve	139,998	140
Total Investment Companies (cost $4,670)		5,007

	Principal
REPURCHASE AGREEMENT - 2.8%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $140 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $143.	$140	140
Total Repurchase Agreement (cost $140)

Total Investment Securities (cost $4,810) #		5,147
Other Assets and Liabilities - Net		(75)

Net Assets		$5,072

NOTE TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $4,810. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $351 and $14, respectively. Net unrealized appreciation for tax purposes is $337.

DEFINITIONS:

MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depository Receipt
SSC	State Street Corporation
SSGA	State Street Global Advisors

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$5,007	$—	$—	$5,007
Cash & Cash Equivalent - Repurchase Agreement	—	140	—	140
Total	$5,007	$140	$—	$5,147

The notes are an integral part of this report.

1

Transamerica Hanlon Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 99.6%
iShares iBoxx High Yield Corporate Bond Fund	33,106	$2,858
iShares MSCI Emerging Markets Index Fund	13,452	522
iShares MSCI Pacific Ex-Japan Index Fund	6,461	262
iShares Russell 2000 Index Fund	8,518	512
PowerShares High Yield Corporate Bond Portfolio	9,780	173
PowerShares QQQ	12,314	519
ProShares Ultrashort 20+ Year Treasury	4,441	195
SPDR Barclays Capital High Yield Bond Fund	74,266	2,857
SSC Government Money Market Fund	185,192	187
SSGA Money Market Fund	185,192	187
SSGA Prime Money Market Fund	185,192	187
State Street Institutional Liquid Reserve	185,192	187
Total Investment Companies (cost $8,040)		8,646

	Principal
REPURCHASE AGREEMENT - 2.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $185 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $189.	$185	185
Total Repurchase Agreement (cost $185)

Total Investment Securities (cost $8,225) #		8,831
Other Assets and Liabilities - Net		(145)

Net Assets		$8,686

NOTE TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $8,225. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $632 and $26, respectively. Net unrealized appreciation for tax purposes is $606.

DEFINITIONS:

MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depository Receipt
SSC	State Street Corporation
SSGA	State Street Global Advisors

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company - Financials	$8,646	$—	$—	$8,646
Cash & Cash Equivalent - Repurchase Agreement	—	185	—	185
Total	$8,646	$185	$—	$8,831

The notes are an integral part of this report.

1

Transamerica Hanlon Managed Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.1%
Capital Markets - 97.1%
iShares iBoxx High Yield Corporate Bond Fund	47,850	$4,131
iShares iBoxx Investment Grade Corporate Bond Fund	4,692	501
iShares S&P National Municipal Bond Fund	4,741	502
PowerShares High Yield Corporate Bond Portfolio	35,411	627
ProShares Ultrashort 20+ Year Treasury	6,409	282
SPDR Barclays Capital High Yield Bond Fund	107,379	4,132
SSC Government Money Market Fund	510,368	511
SSGA Money Market Fund	510,368	511
SSGA Prime Money Market Fund	510,368	511
State Street Institutional Liquid Reserve	510,368	511
Total Investment Companies (cost $11,510)		12,219

	Principal
REPURCHASE AGREEMENT - 4.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $510 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $521.	$510	510
Total Repurchase Agreement (cost $510)

Total Investment Securities (cost $12,020) #		12,729
Other Assets and Liabilities - Net		(153)

Net Assets		$12,576

NOTE TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $12,020. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $741 and $32, respectively. Net unrealized appreciation for tax purposes is $709.

DEFINITIONS:

SPDR	Standard & Poor’s Depository Receipt
SSC	State Street Corporation
SSGA	State Street Global Advisors

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$12,219	$—	$—	$12,219
Cash & Cash Equivalent - Repurchase Agreement	—	510	—	510
Total	$12,219	$510	$—	$12,729

The notes are an integral part of this report.

1

Transamerica Index 50 VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 69.4%
Vanguard Europe Pacific	207,720	$7,125
Vanguard Index Stock Market	408,370	21,885
Vanguard Total Bond Market	912,744	72,563
Emerging Market - Equity - 3.8%
Vanguard Emerging Markets	142,538	5,496
Growth - Large Cap - 11.8%
Vanguard Growth	180,153	8,878
Vanguard Large-Capital	175,401	8,432
Growth - Small Cap - 2.1%
Vanguard Small-Capital	55,340	3,074
Region Fund - Asian Pacific - 1.7%
Vanguard Pacific	48,643	2,548
Region Fund - European - 4.8%
Vanguard European	142,457	7,064
Value - Large Cap - 6.0%
Vanguard Value	190,216	8,765
Total Investment Companies (cost $131,180)		145,830

	Principal
REPURCHASE AGREEMENT - 2.4%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $3,439 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $3,511.	$3,439	3,439
Total Repurchase Agreement (cost $3,439)

Total Investment Companies (cost $134,619) #		149,269
Other Assets and Liabilities - Net		(2,985)

Net Assets		$146,284

NOTES TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $134,619. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $14,650. Net unrealized appreciation for tax purposes is $14,650.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$145,830	$—	$—	$145,830
Cash & Cash Equivalent - Repurchase Agreement	—	3,439	—	3,439
Total	$145,830	$3,439	$—	$149,269

The notes are an integral part of this report.

1

Transamerica Index 75 VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 50.8%
Vanguard Europe Pacific	666,160	$22,849
Vanguard Index Stock Market	1,320,300	70,755
Vanguard Total Bond Market	1,107,801	88,071
Emerging Market - Equity - 5.4%
Vanguard Emerging Markets	499,430	19,258
Growth - Large Cap - 18.2%
Vanguard Growth	844,347	41,609
Vanguard Large-Capital	482,914	23,214
Growth - Small Cap - 3.5%
Vanguard Small-Capital	223,230	12,400
Region Fund - Asian Pacific - 3.1%
Vanguard Pacific	210,004	11,000
Region Fund - European - 7.1%
Vanguard European	510,530	25,317
Value - Large Cap - 11.5%
Vanguard Value	893,903	41,191
Total Investment Companies (cost $306,187)		355,664

	Principal
REPURCHASE AGREEMENT - 1.5%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $5,306 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $5,414.	$5,306	5,306
Total Repurchase Agreement (cost $5,306)

Total Investment Securities (cost $311,493) #		360,970
Other Assets and Liabilities - Net		(3,912)

Net Assets		$357,058

NOTES TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $311,493. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $49,477. Net unrealized appreciation for tax purposes is $49,477.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$355,664	$—	$—	$355,664
Cash & Cash Equivalent - Repurchase Agreement	—	5,306	—	5,306
Total	$355,664	$5,306	$—	$360,970

The notes are an integral part of this report.

1

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 18.6%
Transamerica JPMorgan Core Bond VP Ж	1,408,102	$17,334
Transamerica PIMCO Total Return VP Ж	3,872,801	43,298
Transamerica Short-Term Bond €	1,510,974	15,170
Global/International Stocks - 69.5%
Transamerica AllianceBernstein International Value €	5,591,456	45,235
Transamerica MFS International Equity € ‡	9,341,190	77,532
Transamerica Neuberger Berman International €	4,264,638	32,923
Transamerica Oppenheimer Developing Markets €	701,496	7,148
Transamerica Schroders International Small Cap €	4,013,483	33,553
Transamerica Thornburg International Value €	8,909,989	87,050
Inflation-Protected Securities - 4.0%
Transamerica PIMCO Real Return TIPS €	1,558,937	16,494
Tactical and Specialty - 7.9%
Transamerica Clarion Global Real Estate Securities VP Ж ‡	1,352,785	13,595
Transamerica Loomis Sayles Bond €	1,900,087	18,621

Total Investment Companies (cost $449,182) #		407,953
Other Assets and Liabilities - Net		(122)

Net Assets		$407,831

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated fund of Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $449,182. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,953 and $51,182, respectively. Net unrealized depreciation for tax purposes is $41,229.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$407,953	$—	$—	$407,953

The notes are an integral part of this report.

1

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.8%
Precision Castparts Corp.	11,900	$1,212
United Technologies Corp.	32,550	1,984
Auto Components - 0.7%
Johnson Controls, Inc.	111,900	2,860
Beverages - 2.0%
PepsiCo, Inc.	143,600	8,424
Biotechnology - 6.5%
Amgen, Inc. ‡	34,200	2,060
Celgene Corp. ‡	148,900	8,324
Gilead Sciences, Inc. ‡	308,405	14,365
Vertex Pharmaceuticals, Inc. ‡	74,800	2,835
Capital Markets - 4.7%
Charles Schwab Corp.	323,100	6,187
Goldman Sachs Group, Inc.	73,800	13,605
Chemicals - 2.2%
Monsanto Co.	98,500	7,624
Praxair, Inc.	22,400	1,830
Communications Equipment - 6.6%
Cisco Systems, Inc. ‡	442,800	10,424
Qualcomm, Inc.	392,700	17,663
Computers & Peripherals - 8.6%
Apple, Inc. ‡	100,205	18,576
Hewlett-Packard Co.	163,000	7,695
International Business Machines Corp.	52,900	6,327
Netapp, Inc. ‡	150,900	4,026
Diversified Financial Services - 0.7%
JPMorgan Chase & Co.	66,400	2,910
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. ‡	167,996	4,675
Energy Equipment & Services - 2.8%
Schlumberger, Ltd.	102,400	6,103
Weatherford International, Ltd. ‡	276,900	5,740
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	88,100	4,974
CVS Caremark Corp.	201,100	7,187
Food Products - 1.4%
Cadbury PLC	260,000	3,336
Unilever PLC	89,900	2,555
Health Care Equipment & Supplies - 4.5%
Alcon, Inc.	66,300	9,194
Baxter International, Inc.	176,200	10,045
Health Care Providers & Services - 2.5%
Medco Health Solutions, Inc. ‡	191,100	10,570
Hotels, Restaurants & Leisure - 1.1%
Marriott International, Inc. -Class A	80,900	2,232
Starbucks Corp. ‡	122,900	2,538
Household Products - 1.7%
Colgate-Palmolive Co.	95,400	7,277
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. ‡	140,600	13,126
Internet Software & Services - 6.7%
Baidu, Inc. ADR ‡	13,100	5,123
Google, Inc. -Class A ‡	42,300	20,974
Tencent Holdings, Ltd.	147,900	2,391
IT Services - 5.2%
Mastercard, Inc. -Class A	47,800	9,663
Visa, Inc. -Class A	181,000	12,509
Life Sciences Tools & Services - 0.1%
Illumina, Inc. ‡	14,800	629
Media - 1.8%
Walt Disney Co.	276,700	7,598
Multiline Retail - 3.3%
Kohl’s Corp. ‡	126,200	7,200
Target Corp.	145,300	6,783
Oil, Gas & Consumable Fuels - 6.8%
Occidental Petroleum Corp.	139,300	10,922
Petroleo Brasileiro SA ADR	151,900	6,972
Southwestern Energy Co. ‡	161,700	6,901
Suncor Energy, Inc.	120,500	4,164
Pharmaceuticals - 7.0%
Abbott Laboratories	100,300	4,962
Mylan, Inc. ‡	158,600	2,539
Roche Holding AG ADR	189,400	7,690
Shire PLC ADR	69,170	3,617
Teva Pharmaceutical Industries, Ltd. ADR	203,400	10,283
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	148,200	4,087
Software - 8.8%
Adobe Systems, Inc. ‡	288,300	9,525
Microsoft Corp.	476,100	12,327
Oracle Corp.	282,100	5,879
Salesforce.com, Inc. ‡	68,500	3,900
SAP AG ADR	108,800	5,317
Shanda Games, Ltd. ADR ‡ Λ	37,000	433
Specialty Retail - 0.6%
Tiffany & Co.	66,004	2,543
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	70,460	2,320
Nike, Inc. -Class B	107,460	6,952
Total Common Stocks (cost $356,298)		412,686

Principal
REPURCHASE AGREEMENT - 1.9%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $8,081 on 10/01/2009. Collateralized by a U.S. Government Obligation, zero coupon, due 03/11/2010, and with a value of $8,244.	$8,081	8,081
Total Repurchase Agreement (cost $8,081)

	Shares
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	355,200	355
Total Securities Lending Collateral (cost $355)

Total Investment Securities (cost $364,734) #		421,122
Other Assets and Liabilities - Net		2,540

Net Assets		$423,662

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $346.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $364,734. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $58,802 and $2,414, respectively. Net unrealized appreciation for tax purposes is $56,388.

DEFINITIONS:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$54,152	$—	$—	$54,152
Equities - Consumer Staples	33,753	—	—	33,753
Equities - Energy	40,802	—	—	40,802
Equities - Financials	22,702	—	—	22,702
Equities - Health Care	87,113	—	—	87,113
Equities - Industrials	3,196	—	—	3,196
Equities - Information Technology	161,514	—	—	161,514
Equities - Materials	9,454	—	—	9,454
Cash & Cash Equivalent - Repurchase Agreement	—	8,081	—	8,081
Cash & Cash Equivalent - Securities Lending Collateral	355	—	—	355
Total	$413,041	$8,081	$—	$421,122

The notes are an integral part of this report.

2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 15.8%
U.S. Treasury Bond
7.25%, 05/15/2016 - 08/15/2022	$1,250	$1,599
7.50%, 11/15/2016	3,550	4,577
8.50%, 02/15/2020	315	452
8.75%, 05/15/2017 - 08/15/2020	900	1,287
8.88%, 08/15/2017	1,150	1,611
9.25%, 02/15/2016	400	551
9.88%, 11/15/2015	300	421
11.25%, 02/15/2015	250	360
U.S. Treasury Note
1.38%, 09/15/2012	200	200
1.75%, 01/31/2014	100	99
3.88%, 02/15/2013	150	161
U.S. Treasury STRIPS
Zero Coupon, 08/15/2012	20,705	16,715
Zero Coupon, 02/15/2018	545	346
Total U.S. Government Obligations (cost $25,876)		28,379

U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.3%
Fannie Mae
01/25/2019 - 11/25/2036 PO	3,872	3,223
0.60%, 04/25/2035 - 08/25/2036 *	456	442
0.98%, 08/25/2042 IO	1,676	43
3.78%, 01/01/2036 *	225	227
4.00%, 07/01/2018 - 07/25/2033	752	734
4.50%, 01/01/2035 *	188	193
4.50%, 08/01/2018 - 08/25/2033	6,628	6,982
5.00%, 03/25/2023 IO	667	74
5.00%, 12/01/2016 - 07/25/2023	4,143	4,399
5.34%, 01/01/2038 *	635	669
5.50%, 06/01/2012 - 12/25/2035	2,706	2,848
5.50%, 05/25/2033 IO	219	11
5.60%, 09/25/2038 - 09/25/2038 *IO	2,118	173
5.66%, 02/25/2038 *IO	1,607	145
5.75%, 06/25/2033	750	802
5.85%, 06/25/2037 *IO	1,025	96
5.95%, 03/25/2038 *IO	799	74
6.00%, 08/01/2014 - 08/25/2037	3,328	3,553
6.25%, 06/25/2023 *IO	436	37
6.29%, 09/25/2037 *IO	370	36
6.30%, 02/25/2039 *IO	844	82
6.33%, 06/25/2036 *IO	453	58
6.50%, 03/01/2017 - 05/25/2044 IO	3,020	3,060
6.58%, 01/25/2038 IO	712	44
6.79%, 07/25/2023	793	864
6.90%, 07/25/2037 *IO	768	88
7.00%, 09/01/2017 - 11/25/2031	1,420	1,560
7.00%, 06/25/2033 IO	213	38
7.14%, 08/25/2033 *	221	201
7.50%, 12/25/2042	153	170
8.00%, 05/25/2022 - 06/01/2039	680	742
8.71%, 03/25/2034 *	165	150
9.00%, 10/01/2019 - 06/01/2025	136	151
9.50%, 06/25/2018	143	163
10.00%, 03/25/2032 *	36	38
10.82%, 07/25/2035 *	191	194
12.09%, 09/25/2033 *	103	113
13.13%, 07/25/2033 *	291	290
13.51%, 03/25/2038 *	118	127
14.03%, 12/25/2032 *	99	113
14.22%, 12/25/2031 *	143	154
15.01%, 11/25/2031 *	198	223
15.82%, 05/25/2034 *	174	196
16.76%, 07/25/2035 *	342	399
18.85%, 04/25/2034 - 05/25/2034 *	920	1,100
19.12%, 08/25/2032 *	191	224
23.02%, 05/25/2034 *	69	80
23.66%, 03/25/2036 *	175	235
24.39%, 02/25/2032 *	49	64
25.22%, 10/25/2036 *	93	117
25.58%, 12/25/2036 *	108	144
Freddie Mac
03/15/2019 - 07/15/2036 *PO	3,603	3,135
0.68%, 02/15/2037 *	183	178
10/15/2035 - 05/15/2036 *PO	241	213
1.34%, 09/15/2011 IO	2,019	27
1.42%, 09/15/2012 IO	1,103	22
3.40%, 09/01/2034 *	173	175
4.00%, 05/01/2019 - 03/15/2032	1,198	1,235
4.50%, 12/15/2018	1,000	1,043
4.72%, 09/20/2012	309	322
5.00%, 07/15/2014 - 03/15/2026	2,566	2,696
5.00%, 09/15/2035 IO	610	79
5.50%, 09/15/2013 - 12/15/2022	2,348	2,473
5.50%, 07/15/2024 IO	222	22
5.54%, 05/01/2036 *	533	559
5.59%, 11/01/2036 *	318	335
5.76%, 01/15/2038 - 02/15/2039 *IO	1,872	180
5.96%, 06/15/2038 *IO	2,080	191
5.99%, 10/01/2036 *	276	290
6.00%, 02/15/2013 - 09/15/2036	5,692	6,041
6.03%, 06/01/2036 *	687	721
6.18%, 11/15/2037 *IO	739	80
6.26%, 02/01/2037 *	984	1,042
6.30%, 03/01/2037 *	439	466
6.38%, 03/15/2032	571	625
6.40%, 11/15/2023	204	220
6.50%, 10/15/2013 - 02/25/2043	5,689	6,171
6.56%, 04/15/2038 *IO	581	65
6.57%, 12/01/2036 *	292	310
6.66%, 10/01/2036 *	288	306
6.70%, 07/01/2036 *	399	424
6.71%, 08/01/2036 *	466	495
6.76%, 02/15/2033 *IO	686	41
6.86%, 03/13/2033 - 07/15/2036 *IO	1,812	154
6.98%, 10/15/2015 *	650	681
7.00%, 03/15/2024 - 02/25/2043	5,305	5,801
7.25%, 09/15/2030 - 12/15/2030	900	962
7.31%, 02/15/2033 *IO	386	21
7.46%, 07/15/2017 *IO	563	55
7.50%, 02/15/2023 - 08/25/2042	1,086	1,197
7.76%, 03/15/2032 *IO	202	27
8.00%, 01/15/2030	638	686
8.50%, 09/15/2020	138	150

The notes are an integral part of this report.

1

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)
Freddie Mac - (continued)
8.63%, 10/15/2033 - 11/15/2033 *	$351	$323
8.71%, 01/15/2034 - 04/15/2034 *	854	767
8.78%, 10/15/2033 *	72	63
9.82%, 07/15/2032 *	308	324
11.51%, 11/15/2033 *	200	196
11.51%, 09/15/2033 - 02/15/2034 *	235	218
11.83%, 04/15/2034 *	448	440
12.80%, 07/15/2033 *	335	342
13.71%, 05/15/2030 *	198	208
14.31%, 09/15/2033 *	111	127
23.60%, 06/15/2034 *	330	426
Ginnie Mae
03/16/2033 - 03/20/2037 PO	690	583
5.00%, 04/16/2023	1,000	1,055
5.45%, 12/20/2038 *IO	620	43
5.50%, 12/20/2013 - 10/16/2037 IO	1,736	628
5.75%, 11/20/2037 *IO	998	76
5.83%, 06/20/2039 *IO	889	72
5.85%, 10/20/2034 *IO	686	63
5.86%, 02/16/2039 *IO	692	64
5.95%, 03/20/2037 - 06/20/2038 *IO	1,778	143
6.02%, 04/20/2039 *IO	944	66
6.05%, 09/20/2035 - 03/20/2039 *IO	1,887	193
6.10%, 03/20/2039 *IO	950	94
6.14%, 06/16/2037 *IO	834	64
6.16%, 05/16/2038 *IO	901	101
6.25%, 10/20/2037 *IO	508	38
6.26%, 03/16/2034 *IO	1,677	121
6.30%, 11/20/2037 - 12/20/2037 *IO	990	81
6.45%, 07/20/2036 *IO	761	69
6.50%, 03/15/2023 - 03/20/2039 IO	7,299	7,518
6.50%, 11/20/2033 - 07/20/2037 *IO	1,630	157
6.53%, 08/20/2037 *IO	1,303	115
6.57%, 04/16/2037 *IO	344	37
6.65%, 03/20/2038 *IO	558	48
6.70%, 10/20/2032 *IO	500	63
7.00%, 07/15/2017 - 10/20/2031	382	400
7.33%, 11/20/2030	53	57
7.50%, 11/20/2029 - 09/20/2030	372	409
7.71%, 04/16/2032 *IO	313	53
8.00%, 01/15/2016 - 06/20/2030	262	286
8.50%, 02/16/2030	617	676
9.00%, 05/16/2027	41	45
12.91%, 10/20/2037 *	353	373
15.85%, 06/17/2035 *	157	187
16.18%, 05/18/2034 *	151	173
19.00%, 04/16/2034 *	137	168
19.47%, 09/20/2037 *	174	205
28.26%, 09/20/2034 *	179	216
31.43%, 04/20/2031 *	40	58
Total U.S. Government Agency Obligations (cost $89,487)		94,091

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
United Mexican States
6.38%, 01/16/2013	75	82
7.50%, 04/08/2033	300	356
Total Foreign Government Obligations (cost $370)		438

MORTGAGE-BACKED SECURITIES - 11.2%
ASG Resecuritization Trust
Series 2009-1, Class A60
5.61%, 06/26/2037 -144A *	442	431
Series 2009-2, Class A55
5.84%, 05/24/2036 -144A	226	218
Series 2009-3, Class A65
5.59%, 03/26/2037 -144A	468	447
Series 2009-4, Class A60
6.00%, 06/28/2037 -144A	477	467
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.35%, 09/10/2047	150	157
Banc of America Funding Corp.
Series 2004-1, Class PO
03/25/2034 PO	114	85
Series 2005-7, Class 30PO
11/25/2035 PO	220	144
Series 2005-8, Class 30PO
01/25/2036 PO	78	52
Banc of America Mortgage Securities, Inc.
Series 2004-E, Class 2A5
4.17%, 06/25/2034 *	193	191
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
4.63%, 02/25/2036 *	386	329
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	463	382
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 -144A	4,000	4,242
Countrywide Alternative Loan Trust
Series 2003-J1, Class PO
10/25/2033 PO	138	104
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	200	151
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	346	201
Series 2005-20CB, Class 3A8
4.50%, 07/25/2035 *IO	986	64
Series 2005-22T1, Class A2
4.82%, 06/25/2035 *IO	2,495	182
Series 2005-26CB, Class A10
12.60%, 07/25/2035 *	54	55
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	500	361
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	200	142
Series 2005-J1, Class 1A4
4.85%, 02/25/2035 *IO	1,338	123

The notes are an integral part of this report.

2

	Principal	Value
MORTGAGE-BACKED SECURITIES - (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-7, Class 2A1
3.42%, 06/25/2034 *	$99	$91
Series 2004-8, Class 2A1
4.50%, 06/25/2019	269	265
Series 2004-HYB1, Class 2A
4.76%, 05/20/2034	94	74
Series 2005-22, Class 2A1
5.22%, 11/25/2035 *	574	372
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-34, Class 3P
01/25/2033 PO	190	185
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB1, Class AF2
5.23%, 01/25/2036	49	31
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
4.93%, 02/25/2035 *	144	129
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, 08/11/2033	3,000	3,187
GMAC Mortgage Corp. Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	218	221
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.60%, 03/25/2035 -144A *	433	304
GSR Mortgage Loan Trust
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	337	217
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	208	78
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	500	344
IndyMac Index Mortgage Loan Trust
Series 2005-AR11, Class A7
0.51%, 08/25/2035 *IO	2,031	20
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
3.78%, 04/21/2034 *	191	183
Series 2004-3, Class 4A2
3.16%, 04/25/2034	101	87
Master Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	280	262
Master Asset Securitization Trust
Series 2003-4, Class 2A2
5.00%, 05/25/2018	32	32
Master Resecuritization Trust
Series 2005-PO, Class 3PO
05/28/2035 -144A PO	582	390
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043	300	308
Mortgage IT Trust
Series 2005-1, Class 1A1
0.57%, 02/25/2035 *	107	74
Nomura Asset Acceptance Corp.
Series A1, Class A2
6.00%, 05/25/2033	49	47
Series A1, Class A5
7.00%, 04/25/2033	20	18
PHH Alternative Mortgage Trust
Series 2007-2, Class 2X
6.00%, 05/25/2037 IO	669	98
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
16.11%, 10/25/2017 *	61	66
Series 2003-QS19, Class A1
5.75%, 10/25/2033	259	244
Series 2003-QS3, Class A2
15.96%, 02/25/2018 *	53	57
Residential Funding Mortgage Securities I
Series 2004-S6, Class 2A6
06/25/2034 PO	111	80
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, 07/25/2033	132	132
Series 2003-29, Class 1A1
4.75%, 09/25/2018	931	939
Series 2005-6, Class 4A1
5.00%, 05/25/2035	101	97
Series 2005-6, Class 5A8
13.41%, 05/25/2035 *	83	82
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
6.07%, 08/15/2039	50	52
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	1,040	1,151
WaMu Mortgage Pass-Through Certificates
Series 2002-S7, Class 2P
11/25/2017 PO	192	189
Series 2003-MS7, Class P
03/25/2033 PO	113	90
Series 2003-S11, Class 2A5
16.37%, 11/25/2033 *	106	110
Series 2004-AR3, Class A2
3.14%, 06/25/2034	98	93
Series 2005-2, Class 1A4
4.80%, 04/25/2035 *IO	1,730	127
Series 2005-3, Class CX
5.50%, 05/25/2035 IO	566	81
Series 2005-4, Class CB7
5.50%, 06/25/2035	500	356
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.00%, 07/25/2019	234	233
Series 2004-BB, Class A4
4.51%, 01/25/2035 *	293	276
Series 2004-EE, Class 3A1
4.22%, 12/25/2034 *	135	131
Total Mortgage-Backed Securities (cost $20,259)		20,131

3

	Principal	Value
ASSET-BACKED SECURITIES - 0.7%
AmeriCredit Automobile Receivables Trust
Series 2007-CM, Class A3B
0.27%, 05/07/2012 *	$30	$29
Series 2008-AF, Class A3
5.68%, 12/12/2012	50	51
BellSouth Telecommunications, Inc.
Series , Class
6.30%, 12/15/2015	47	50
Captiva CBO
Series 1997-1, Class 1997-1
6.86%, 11/30/2009 -144A § Ə	394	346
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034	202	174
CNH Equipment Trust
Series 2009-A, Class A3
5.28%, 11/15/2012	100	105
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013 - 07/15/2014	275	284
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/2013	140	142
MBNA Credit Card Master Note Trust
Series 2003-C1, Class C1
1.94%, 06/15/2012 *	150	149
Total Asset-Backed Securities (cost $1,355)		1,330

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
State of Illinois
5.10%, 06/01/2033	200	186
Total Municipal Government Obligation (cost $200)

CORPORATE DEBT SECURITIES - 17.5%
Aerospace & Defense - 0.6%
Northrop Grumman Systems Corp.
7.75%, 03/01/2016	75	91
Systems 2001 AT LLC
6.66%, 09/15/2013 -144A	817	810
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.
5.50%, 01/15/2018	50	55
Airlines - 0.0%
Continental Airlines, Inc.
7.49%, 10/02/2010	50	49
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019 -144A	65	77
Coca-Cola Co.
3.63%, 03/15/2014	50	52
4.88%, 03/15/2019	65	69
Coca-Cola Enterprises, Inc.
8.50%, 02/01/2012	50	56
Diageo Capital PLC
7.38%, 01/15/2014	25	29
FBG Finance, Ltd.
5.13%, 06/15/2015 -144A	75	78
PepsiCo, Inc.
7.90%, 11/01/2018	25	32
Biotechnology - 0.0%
Amgen, Inc.
5.70%, 02/01/2019	50	55
Capital Markets - 1.9%
Bank of New York Mellon Corp.
5.13%, 08/27/2013	35	38
Goldman Sachs Group, Inc.
5.95%, 01/18/2018	70	73
6.15%, 04/01/2018	100	105
6.25%, 09/01/2017	175	185
6.60%, 01/15/2012	50	54
6.88%, 01/15/2011	850	902
7.50%, 02/15/2019	160	183
Jefferies Group, Inc.
6.45%, 06/08/2027	75	63
Lehman Brothers Holdings, Inc.
7.88%, 08/15/2010 Џ	1,000	170
Morgan Stanley
4.25%, 05/15/2010	300	305
4.75%, 04/01/2014	145	144
5.63%, 09/23/2019	100	98
6.60%, 04/01/2012	250	272
6.75%, 04/15/2011	400	427
Northern Trust Corp.
5.50%, 08/15/2013	23	25
State Street Corp.
7.65%, 06/15/2010	300	310
UBS AG/Stamford Branch
5.75%, 04/25/2018	100	102
Chemicals - 0.4%
Dow Chemical Co.
6.13%, 02/01/2011	260	271
E.I. duPont de Nemours & Co.
6.00%, 07/15/2018	150	168
Monsanto Co.
7.38%, 08/15/2012	100	115
Potash Corp. of Saskatchewan, Inc.
4.88%, 03/01/2013	40	42
PPG Industries, Inc.
5.75%, 03/15/2013	35	37
Praxair, Inc.
4.38%, 03/31/2014	75	79
Commercial Banks - 1.1%
Andina de Fomento Corp.
5.20%, 05/21/2013	100	104
BB&T Corp.
3.38%, 09/25/2013	50	50
3.85%, 07/27/2012	50	52
4.90%, 06/30/2017	30	30
6.85%, 04/30/2019	75	84
Credit Suisse, Inc.
4.88%, 01/15/2015	300	315
KeyCorp
6.50%, 05/14/2013	50	51
National City Bank
0.61%, 01/21/2010 *	75	75
PNC Funding Corp.
5.25%, 11/15/2015	50	51

The notes are an integral part of this report.

4

	Principal	Value
Commercial Banks - (continued)
SunTrust Banks, Inc.
6.38%, 04/01/2011	$250	$259
Wachovia Bank NA
7.80%, 08/18/2010	250	264
Wachovia Corp.
5.50%, 05/01/2013	220	235
5.75%, 02/01/2018	325	344
Wells Fargo & Co.
3.75%, 10/01/2014	100	99
Communications Equipment - 0.0%
Cisco Systems, Inc.
5.50%, 02/22/2016	50	55
Computers & Peripherals - 0.4%
Hewlett-Packard Co.
2.95%, 08/15/2012	40	41
4.75%, 06/02/2014	50	54
5.40%, 03/01/2017	50	55
6.13%, 03/01/2014	100	112
International Business Machines Corp.
6.22%, 08/01/2027	250	280
Consumer Finance - 0.9%
American Express Credit Corp.
5.88%, 05/02/2013	145	154
American General Finance Corp.
5.38%, 10/01/2012	100	77
Capital One Financial Corp.
5.70%, 09/15/2011	20	21
6.25%, 11/15/2013	75	80
6.75%, 09/15/2017	60	64
7.38%, 05/23/2014	40	45
HSBC Finance Corp.
5.25%, 01/15/2014	100	103
6.38%, 10/15/2011	760	806
John Deere Capital Corp.
5.25%, 10/01/2012	75	81
SLM Corp.
4.00%, 01/15/2010	175	174
Diversified Financial Services - 4.7%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	70	75
ASIF Global Financing XIX
4.90%, 01/17/2013 -144A	500	454
Bank of America Corp.
7.38%, 05/15/2014	100	111
7.40%, 01/15/2011	1,000	1,049
Bear Stearns Cos., Inc.
7.25%, 02/01/2018	50	57
BP Capital Markets PLC
3.13%, 03/10/2012	50	52
5.25%, 11/07/2013	150	164
Caterpillar Financial Services Corp.
4.90%, 08/15/2013	100	106
6.20%, 09/30/2013	125	138
7.05%, 10/01/2018	125	144
CIT Group, Inc.
5.00%, 02/13/2014	20	13
Citigroup, Inc.
5.50%, 04/11/2013	100	101
5.63%, 08/27/2012	400	404
6.00%, 08/15/2017	300	296
8.13%, 07/15/2039	50	56
8.50%, 05/22/2019	50	56
CME Group, Inc.
5.40%, 08/01/2013	250	270
Credit Suisse USA, Inc.
5.13%, 01/15/2014	125	132
General Electric Capital Corp.
5.63%, 05/01/2018	500	498
5.88%, 02/15/2012	520	553
5.90%, 05/13/2014	150	161
6.00%, 06/15/2012	1,020	1,091
6.13%, 02/22/2011	500	528
International Lease Finance Corp.
5.88%, 05/01/2013	75	59
John Hancock Global Funding II
7.90%, 07/02/2010 -144A	300	312
MassMutual Global Funding II
3.50%, 03/15/2010 -144A	150	151
Merrill Lynch & Co., Inc.
4.79%, 08/04/2010	100	103
5.45%, 07/15/2014	235	245
6.15%, 04/25/2013	170	180
6.40%, 08/28/2017	120	122
6.88%, 04/25/2018	60	63
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014	75	80
Principal Life Global Funding I
5.05%, 03/15/2015 -144A	100	98
6.25%, 02/15/2012 -144A	350	367
Textron Financial Corp.
5.13%, 02/03/2011	80	80
5.40%, 04/28/2013	40	39
Diversified Telecommunication Services - 1.6%
AT&T Corp.
8.00%, 11/15/2031	50	62
AT&T, Inc.
4.95%, 01/15/2013	210	224
5.10%, 09/15/2014	45	49
5.50%, 02/01/2018	75	78
5.60%, 05/15/2018	75	79
5.88%, 02/01/2012	150	163
BellSouth Corp.
5.20%, 09/15/2014	5	5
6.00%, 10/15/2011	250	270
British Telecommunications PLC
9.13%, 12/15/2010 Ђ	50	54
9.63%, 12/15/2030	150	192
Cisco Systems, Inc.
5.90%, 02/15/2039	70	76
Deutsche Telekom International Finance BV
4.88%, 07/08/2014	75	79
France Telecom SA
7.75%, 03/01/2011	200	217

The notes are an integral part of this report.

5

	Principal	Value
Diversified Telecommunication Services - (continued)
NYNEX Capital Funding Co.
8.23%, 10/15/2009	$400	$401
NYNEX Corp.
9.55%, 05/01/2010	36	37
Telecom Italia Capital SA
4.95%, 09/30/2014	100	103
5.25%, 11/15/2013	60	63
Telefonica Emisiones SAU
5.86%, 02/04/2013	100	109
5.88%, 07/15/2019	40	43
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	464
Electric Utilities - 1.1%
CenterPoint Energy Houston Electric LLC
5.75%, 01/15/2014	60	65
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	60
Columbus Southern Power Co.
6.05%, 05/01/2018	30	32
Duke Energy Corp.
5.63%, 11/30/2012	100	110
6.25%, 01/15/2012	100	109
Duke Energy Indiana, Inc.
6.35%, 08/15/2038	80	94
FirstEnergy Corp.
7.38%, 11/15/2031	25	28
Florida Power & Light Co.
5.95%, 02/01/2038	50	57
Florida Power Corp.
4.80%, 03/01/2013	50	53
FPL Group Capital, Inc.
6.00%, 03/01/2019	25	28
7.88%, 12/15/2015	30	37
Indiana Michigan Power Co.
7.00%, 03/15/2019	30	35
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15	18
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	90	104
Niagara Mohawk Power
4.88%, 08/15/2019 -144A	40	41
Ohio Power Co.
5.75%, 09/01/2013	100	108
Oncor Electric Delivery Co.
5.95%, 09/01/2013	20	22
Pacificorp
5.65%, 07/15/2018	25	27
PECO Energy Co.
5.35%, 03/01/2018	50	53
PG&E Corp.
5.75%, 04/01/2014	100	109
PSEG Power LLC
7.75%, 04/15/2011	115	125
Public Service Co. of Colorado
5.80%, 08/01/2018	20	22
6.50%, 08/01/2038	45	54
Public Service Electric & Gas Co.
5.30%, 05/01/2018	30	32
6.33%, 11/01/2013	60	68
Southern California Edison Co.
4.15%, 09/15/2014	25	26
5.50%, 08/15/2018	65	71
6.05%, 03/15/2039	60	69
Southern Co.
4.15%, 05/15/2014	85	87
Virginia Electric And Power Co.
5.40%, 04/30/2018	100	107
Wisconsin Electric Power Co.
6.00%, 04/01/2014	35	39
Energy Equipment & Services - 0.1%
Allied Waste North America, Inc.
6.88%, 06/01/2017	50	53
Waste Management, Inc.
7.38%, 03/11/2019	35	41
Food & Staples Retailing - 0.1%
Kroger Co.
8.05%, 02/01/2010	200	204
Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16	16
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	15	16
General Mills, Inc.
6.00%, 02/15/2012	25	27
Kellogg Co.
4.25%, 03/06/2013	80	84
Kraft Foods, Inc.
6.13%, 02/01/2018	100	107
6.75%, 02/19/2014	50	56
6.88%, 02/01/2038	50	55
7.00%, 08/11/2037	75	84
Gas Utilities - 0.1%
KeySpan Gas East Corp.
7.88%, 02/01/2010	100	102
Schlumberger Technology Corp.
6.50%, 04/15/2012 -144A	50	55
Southern California Gas Co.
4.80%, 10/01/2012	100	108
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc.
4.00%, 03/01/2014	25	26
Health Care Providers & Services - 0.0%
WellPoint, Inc.
5.88%, 06/15/2017	13	14
7.00%, 02/15/2019	9	10
Household Products - 0.0%
Kimberly-Clark Corp.
7.50%, 11/01/2018	15	19
Insurance - 0.5%
Berkshire Hathaway Finance Corp.
4.00%, 04/15/2012	100	105
4.60%, 05/15/2013	100	106
Jackson National Life Global Funding
5.38%, 05/08/2013 -144A	100	101
Metropolitan Life Global Funding I
5.13%, 04/10/2013 -144A	100	104
Pricoa Global Funding I
5.45%, 06/11/2014 -144A	150	158

The notes are an integral part of this report.

6

	Principal	Value
Insurance - (continued)
Protective Life Secured Trusts
4.00%, 04/01/2011	$250	$249
Travelers Cos., Inc.
5.80%, 05/15/2018	50	55
Travelers Life & Annunity Global Funding I
5.13%, 08/15/2014 -144A	100	99
IT Services - 0.0%
Electronic Data Systems Corp.
6.00%, 08/01/2013	50	56
Machinery - 0.0%
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	27
PACCAR, Inc.
6.38%, 02/15/2012	15	16
Parker Hannifin Corp.
5.50%, 05/15/2018	20	21
Media - 1.6%
Comcast Cable Holdings LLC
9.80%, 02/01/2012	500	576
Comcast Corp.
5.50%, 03/15/2011	250	263
6.50%, 01/15/2017	50	55
COX Communications, Inc.
6.75%, 03/15/2011	1,000	1,059
Historic TW, Inc.
9.15%, 02/01/2023	500	628
News America Holdings, Inc.
8.88%, 04/26/2023	80	91
News America, Inc.
7.30%, 04/30/2028	50	51
Thomson Reuters Corp.
4.70%, 10/15/2019	15	15
5.95%, 07/15/2013	35	38
Viacom, Inc.
6.25%, 04/30/2016	50	54
Metals & Mining - 0.1%
Alcoa, Inc.
5.55%, 02/01/2017	60	59
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	50	55
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	15	16
Target Corp.
6.00%, 01/15/2018	100	113
Multi-Utilities - 0.1%
Dominion Resources, Inc.
6.25%, 06/30/2012	144	157
Sempra Energy
6.50%, 06/01/2016	50	55
8.90%, 11/15/2013	50	58
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50	54
8.70%, 03/15/2019	80	96
Atmos Energy Corp.
8.50%, 03/15/2019	35	43
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	25	27
Carolina Power & Light Co.
5.30%, 01/15/2019	70	76
Cenovus Energy, Inc.
5.70%, 10/15/2019 -144A	30	31
Conoco Funding Co.
7.25%, 10/15/2031	50	60
ConocoPhillips
5.63%, 10/15/2016	100	110
5.75%, 02/01/2019	75	82
EnCana Corp.
6.50%, 05/15/2019	50	56
Halliburton Co.
7.45%, 09/15/2039	100	127
Marathon Oil Corp.
8.38%, 05/01/2012	150	169
NiSource Finance Corp.
10.75%, 03/15/2016	50	59
Petro-Canada
6.80%, 05/15/2038	50	53
Shell International Finance BV
6.38%, 12/15/2038	100	119
Spectra Energy Capital LLC
5.50%, 03/01/2014	125	129
Talisman Energy, Inc.
7.75%, 06/01/2019	10	12
TransCanada Pipelines, Ltd.
4.00%, 06/15/2013	50	51
Pharmaceuticals - 0.1%
AstraZeneca PLC
5.40%, 06/01/2014	50	55
Eli Lilly & Co.
3.55%, 03/06/2012	50	52
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014	50	53
Real Estate Investment Trusts - 0.1%
Simon Property Group, LP
5.63%, 08/15/2014	50	52
6.10%, 05/01/2016	60	62
6.75%, 05/15/2014	30	32
WEA Finance LLC / WT Finance Aust Pty, Ltd.
6.75%, 09/02/2019 -144A	68	68
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/2010	200	212
Norfolk Southern Corp.
6.75%, 02/15/2011	50	53
Union Pacific Corp.
4.70%, 01/02/2024	90	89
5.65%, 05/01/2017	50	53
Software - 0.1%
Oracle Corp.
5.25%, 01/15/2016	30	33
5.75%, 04/15/2018	100	110
6.50%, 04/15/2038	30	35
Specialty Retail - 0.0%
Home Depot, Inc.
5.40%, 03/01/2016	85	89
Staples, Inc.
9.75%, 01/15/2014	45	54

The notes are an integral part of this report.

7

	Principal	Value
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc.
4.00%, 03/22/2011	$225	$229
Transportation Infrastructure - 0.0%
CSX Corp.
6.30%, 03/15/2012	25	27
Water Utilities - 0.1%
American Water Capital Corp.
6.09%, 10/15/2017	100	105
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc.
7.88%, 03/01/2011	100	109
Vodafone Group PLC
5.00%, 09/15/2015	115	121
Total Corporate Debt Securities (cost $30,614)		31,466

CONVERTIBLE BOND - 0.2%
Diversified Financial Services - 0.2%
BA Covered Bond Issuer
5.50%, 06/14/2012 -144A	400	412
Total Convertible Bond (cost $399)

REPURCHASE AGREEMENT - 1.4%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $2,460 on 08/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $2,514.	2,460	2,460
Total Repurchase Agreement (cost $2,460)

Total Investment Securities (cost $171,020) #		178,893
Other Assets and Liabilities - Net		1,107

Net Assets		$180,000

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.
Џ	In default.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
§	Illiquid. These securities aggregated to $346, or 0.19%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $171,020. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,699 and $2,826, respectively. Net unrealized appreciation for tax purposes is $7,873.

DEFINITIONS:

CBO	Collateralized Bond Obligation
IO	Interest Only.
PO	Principal Only.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $10,261, or 5.70%, of the Fund’s net assets.

The notes are an integral part of this report.

8

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Asset-Backed Security	$—	$879	$451	$1,330
Fixed Income - Consumer Discretionary	—	3,340	—	3,340
Fixed Income - Consumer Staples	—	839	—	839
Fixed Income - Energy	—	1,340	—	1,340
Fixed Income - Financials	—	17,313	—	17,313
Fixed Income - Foreign Government Obligation	—	438	—	438
Fixed Income - Health Care	—	69	—	69
Fixed Income - Industrials	—	1,581	—	1,581
Fixed Income - Information Technology	—	831	—	831
Fixed Income - Materials	—	826	—	826
Fixed Income - Mortgage-Backed Security	—	20,131	—	20,131
Fixed Income - Municipal Government Obligation	—	186	—	186
Fixed Income - Telecommunication Services	—	3,195	—	3,195
Fixed Income - U.S. Government Agency Obligation	—	94,010	81	94,091
Fixed Income - U.S. Government Obligation	—	28,379	—	28,379
Fixed Income - Utilities	—	2,544	—	2,544
Cash & Cash Equivalent - Repurchase Agreement	—	2,460	—	2,460
Total	$—	$178,361	$532	$178,893

Level 3 Rollforward

Securities	Beginning balance at 12/31/2008	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change In Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 9/30/2009
Fixed Income - Asset-Backed Security	$446	$101	$—	$—	$(17)	$(79)	$451
Fixed Income - U.S. Government Agency Obligation	$55	$66	$—	$(1)	$(17)	$(22)	$81
Fixed Income - Financials	$437	$—	$—	$—	$—	$(437)	$—
Total	$938	$167	$—	$(1)	$(34)	$(538)	$532

The notes are an integral part of this report.

9

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.6%
Boeing Co.	8,100	$439
Goodrich Corp.	12,900	701
Honeywell International, Inc.	200	7
L-3 Communications Corp.	700	56
Northrop Grumman Corp.	6,700	347
United Technologies Corp.	22,100	1,347
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	1,400	81
Expeditors International of Washington, Inc.	2,400	84
FedEx Corp.	2,000	151
Auto Components - 0.4%
Johnson Controls, Inc.	15,700	401
Beverages - 2.1%
Coca-Cola Co.	41,800	2,245
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. ‡	3,000	134
Celgene Corp. ‡	10,500	587
Gilead Sciences, Inc. ‡	14,500	675
Capital Markets - 4.3%
Bank of New York Mellon Corp.	13,700	397
Goldman Sachs Group, Inc.	10,600	1,954
Legg Mason, Inc.	5,300	164
Morgan Stanley	37,100	1,146
State Street Corp.	18,400	968
TD Ameritrade Holding Corp. ‡	2,800	55
Chemicals - 2.6%
Air Products & Chemicals, Inc.	7,700	597
Dow Chemical Co.	44,000	1,148
E.I. duPont de Nemours & Co.	15,900	511
Monsanto Co.	700	54
PPG Industries, Inc.	7,300	425
Commercial Banks - 3.1%
BB&T Corp.	13,800	376
Fifth Third Bancorp	24,700	250
PNC Financial Services Group, Inc.	5,500	267
Regions Financial Corp.	12,200	76
SunTrust Banks, Inc.	8,100	183
TCF Financial Corp. Λ	6,800	89
Wells Fargo & Co.	67,900	1,913
Zions Bancorporation Λ	9,000	162
Communications Equipment - 3.2%
Cisco Systems, Inc. ‡	76,700	1,805
Corning, Inc.	34,100	522
Juniper Networks, Inc. ‡	5,600	151
Qualcomm, Inc.	21,200	954
Computers & Peripherals - 5.5%
Apple, Inc. ‡	9,900	1,835
Hewlett-Packard Co.	39,700	1,875
International Business Machines Corp.	12,700	1,519
Lexmark International, Inc. -Class A ‡	10,000	215
NetApp, Inc. ‡	10,100	269
SanDisk Corp. ‡	6,800	148
Western Digital Corp. ‡	5,800	212
Construction & Engineering - 0.1%
Fluor Corp.	1,000	51
Jacobs Engineering Group, Inc. ‡	400	18
Consumer Finance - 0.6%
American Express Co.	12,000	406
Capital One Financial Corp.	7,800	279
Diversified Consumer Services - 0.4%
Apollo Group, Inc. -Class A ‡	800	59
H&R Block, Inc.	6,000	110
ITT Educational Services, Inc. ‡	2,400	265
Diversified Financial Services - 4.6%
Bank of America Corp.	135,200	2,288
Citigroup, Inc.	212,800	1,030
CME Group, Inc. -Class A	600	185
General Electric Capital Corp.	85,200	1,399
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	54,800	1,480
CenturyTel, Inc.	1,300	44
Verizon Communications, Inc.	55,300	1,674
Electric Utilities - 1.5%
Edison International	14,200	478
Exelon Corp.	5,500	273
FPL Group, Inc.	8,500	469
NV Energy, Inc.	24,500	284
Pepco Holdings, Inc.	1,100	16
Wisconsin Energy Corp.	1,200	54
Electrical Equipment - 0.9%
Cooper Industries PLC -Class A	19,800	743
Emerson Electric Co.	7,100	285
Energy Equipment & Services - 1.1%
Ensco International, Inc.	6,700	285
National Oilwell Varco, Inc. ‡	5,600	242
Noble Corp.	12,800	486
Schlumberger, Ltd.	2,100	125
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	44,600	1,593
Kroger Co.	14,700	303
Safeway, Inc.	8,700	172
SYSCO Corp.	10,100	251
Wal-Mart Stores, Inc.	22,300	1,095
Food Products - 2.0%
Archer-Daniels-Midland Co.	2,300	67
ConAgra Foods, Inc.	11,000	238
Dean Foods Co. ‡	2,700	48
General Mills, Inc.	14,400	928
JM Smucker Co.	1,400	74
Kraft Foods, Inc. -Class A	28,500	749
Tyson Foods, Inc. -Class A	3,400	43
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	15,100	862
Boston Scientific Corp. ‡	46,600	493
Covidien PLC	5,300	229
Medtronic, Inc.	16,300	600
Zimmer Holdings, Inc. ‡	2,100	112

The notes are an integral part of this report.

1

	Shares	Value
Health Care Providers & Services - 1.5%
Aetna, Inc.	7,500	$209
AmerisourceBergen Corp. -Class A	9,100	204
Cardinal Health, Inc.	4,200	113
McKesson Corp.	3,800	226
Medco Health Solutions, Inc. ‡	1,900	105
UnitedHealth Group, Inc.	5,500	138
WellPoint, Inc. ‡	13,200	624
Health Care Technology - 0.0%
IMS Health, Inc.	100	2
Hotels, Restaurants & Leisure - 1.6%
Choice Hotels International, Inc.	2,600	81
Darden Restaurants, Inc.	4,300	147
International Game Technology	21,100	453
McDonald’s Corp.	12,000	684
Starwood Hotels & Resorts Worldwide, Inc.	9,500	314
Wyndham Worldwide Corp.	400	7
Household Durables - 0.8%
D.R. Horton, Inc.	9,700	111
Jarden Corp.	4,000	112
KB Home	3,900	65
Lennar Corp. -Class A	17,500	249
Toll Brothers, Inc. ‡	4,000	78
Whirlpool Corp.	3,100	217
Household Products - 2.4%
Procter & Gamble Co.	45,000	2,606
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡	10,800	160
Industrial Conglomerates - 0.1%
Textron, Inc.	4,400	84
Insurance - 2.5%
Aflac, Inc.	9,000	384
Allstate Corp.	9,700	297
AON Corp.	6,800	277
Axis Capital Holdings, Ltd.	6,100	184
Hartford Financial Services Group, Inc.	2,300	61
Lincoln National Corp.	3,600	93
PartnerRe, Ltd.	1,100	85
Protective Life Corp.	4,600	99
Prudential Financial, Inc.	15,900	793
RenaissanceRe Holdings, Ltd.	4,200	230
Travelers Cos., Inc.	3,200	158
Unum Group	4,200	90
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. ‡	5,600	523
Internet Software & Services - 1.5%
Google, Inc. -Class A ‡	3,300	1,636
IT Services - 1.2%
Automatic Data Processing, Inc.	2,100	83
Cognizant Technology Solutions Corp. -Class A ‡	9,100	352
Fiserv, Inc. ‡	300	14
Genpact, Ltd. ‡	19,200	236
Mastercard, Inc. -Class A	1,300	263
Paychex, Inc.	10,600	308
Western Union Co.	900	17
Leisure Equipment & Products - 0.1%
Mattel, Inc.	3,600	66
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. ‡	400	19
Machinery - 2.4%
Deere & Co.	16,400	704
Eaton Corp.	5,600	317
PACCAR, Inc.	24,400	920
Parker Hannifin Corp.	11,900	617
Media - 2.3%
DirecTV Group, Inc. ‡ Λ	6,300	174
Dish Network Corp. -Class A ‡	4,400	85
Gannett Co., Inc.	4,500	56
Interpublic Group of Cos., Inc. ‡	14,227	107
News Corp. -Class A	13,600	163
Time Warner Cable, Inc. -Class A	2,400	103
Time Warner, Inc.	21,700	625
Viacom, Inc. -Class B ‡	4,000	112
Walt Disney Co.	43,200	1,187
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	9,400	304
Freeport-McMoRan Copper & Gold, Inc.	11,800	810
Newmont Mining Corp.	2,300	101
Multiline Retail - 0.8%
JC Penney Corp., Inc.	2,300	78
Kohl’s Corp. ‡	5,900	337
Nordstrom, Inc.	1,700	52
Target Corp.	9,100	424
Multi-Utilities - 2.1%
CMS Energy Corp.	33,300	446
PG&E Corp.	14,500	587
Public Service Enterprise Group, Inc.	17,800	560
Scana Corp.	7,500	262
Xcel Energy, Inc.	20,500	394
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	3,600	226
Apache Corp.	9,500	872
Chevron Corp.	38,000	2,676
ConocoPhillips	20,000	903
Denbury Resources, Inc. ‡	6,700	101
Devon Energy Corp.	6,000	404
EOG Resources, Inc.	5,200	434
Exxon Mobil Corp.	55,400	3,802
Hess Corp.	4,000	214
Noble Energy, Inc.	300	20
Occidental Petroleum Corp.	16,300	1,278
Southwestern Energy Co. ‡	9,500	405
Spectra Energy Corp.	14,000	265
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	300	11
Personal Products - 0.0%
Estee Lauder Cos., Inc. -Class A	1,400	52
Pharmaceuticals - 7.6%
Abbott Laboratories	41,500	2,052
Bristol-Myers Squibb Co.	58,400	1,315
Johnson & Johnson	19,100	1,163

The notes are an integral part of this report.

2

	Shares	Value
Pharmaceuticals - (continued)
Merck & Co., Inc.	51,500	$1,629
Mylan, Inc. ‡	700	11
Pfizer, Inc.	78,100	1,293
Schering-Plough Corp.	26,600	751
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. Λ	2,100	114
Apartment Investment & Management Co. -Class A	5,800	86
CBL & Associates Properties, Inc. Λ	12,100	117
Digital Realty Trust, Inc. Λ	2,200	101
Health Care, Inc.	5,000	208
Hospitality Properties Trust	4,900	100
Macerich Co.	3,300	100
ProLogis	4,300	51
Realty Income Corp. Λ	4,200	108
Regency Centers Corp.	1,000	37
Real Estate Management & Development - 0.1%
Colonial Properties Trust	5,318	52
St. Joe Co. ‡	2,100	61
Road & Rail - 1.7%
CSX Corp.	8,700	364
Norfolk Southern Corp.	9,800	422
Union Pacific Corp.	17,700	1,033
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	10,500	215
Applied Materials, Inc.	9,500	127
Atmel Corp. ‡	37,900	159
Broadcom Corp. -Class A ‡	13,700	421
Intel Corp.	11,100	217
Intersil Corp. -Class A	14,000	214
LSI Corp. ‡	42,400	233
Micron Technology, Inc. ‡	6,400	52
National Semiconductor Corp.	45,100	645
Xilinx, Inc.	11,500	269
Software - 3.9%
Microsoft Corp.	122,700	3,176
Oracle Corp.	53,200	1,109
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	10,600	416
Gap, Inc.	7,500	161
Home Depot, Inc.	12,400	330
Lowe’s Cos., Inc.	9,000	188
Staples, Inc.	17,600	409
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	15,500	511
Nike, Inc. -Class B	6,900	446
Polo Ralph Lauren Corp. -Class A	3,300	253
V.F. Corp.	6,900	500
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. Λ	14,300	163
Tobacco - 1.9%
Altria Group, Inc.	42,300	753
Philip Morris International, Inc.	26,400	1,287
Trading Companies & Distributors - 0.0%
Fastenal Co. Λ	600	23
Wireless Telecommunication Services - 0.6%
American Tower Corp. -Class A ‡	1,500	55
Crown Castle International Corp. ‡	4,800	151
Sprint Nextel Corp. ‡	115,000	453
Total Common Stocks (cost $102,794)		106,929

	Principal
U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Note
2.88% 06/30/2010 £	$110	112
Total U.S. Government Obligation (cost $112)

REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,285 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $1,315.	1,285	1,285
Total Repurchase Agreement (cost $1,285)

	Shares
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	655,067	655
Total Securities Lending Collateral (cost $655)

Total Investment Securities (cost $104,846) #		108,981
Other Assets and Liabilities - Net		(671)

Net Assets		$108,310

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation
S&P 500 Index	5	12/17/2009	$9

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $639.
£	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of this security segregated at 09/30/2009 is $112.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $104,846. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,762 and $5,627, respectively. Net unrealized appreciation for tax purposes is $4,135.

Г	Contract amounts are not in thousands.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$10,659	$—	$—	$10,659
Equities - Consumer Staples	12,504	—	—	12,504
Equities - Energy	12,738	—	—	12,738
Equities - Financials	17,636	—	—	17,636
Equities - Health Care	13,546	—	—	13,546
Equities - Industrials	8,794	—	—	8,794
Equities - Information Technology	19,251	—	—	19,251
Equities - Materials	3,961	—	—	3,961
Equities - Telecommunication Services	3,857	—	—	3,857
Equities - Utilities	3,983	—	—	3,983
Fixed Income - U.S. Government Obligation	—	112	—	112
Cash & Cash Equivalent - Repurchase Agreement	—	1,285	—	1,285
Cash & Cash Equivalent - Securities Lending Collateral	655	—	—	655
Total	$107,584	$1,397	$—	$108,981

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$9	$—	$9
Total	$—	$9	$—	$9

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

4

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 2.9%
Alliant Techsystems, Inc. ‡	19,100	$1,487
L-3 Communications Corp.	25,100	2,016
Precision Castparts Corp.	30,560	3,113
Auto Components - 0.6%
Wabco Holdings, Inc.	66,400	1,394
Beverages - 0.4%
Brown-Forman Corp. -Class B	20,774	1,002
Capital Markets - 1.6%
Affiliated Managers Group, Inc. ‡	12,350	803
Northern Trust Corp.	17,600	1,024
T. Rowe Price Group, Inc.	38,800	1,773
Chemicals - 4.3%
Airgas, Inc.	48,900	2,365
Albemarle Corp.	91,700	3,174
PPG Industries, Inc.	39,400	2,293
Sigma-Aldrich Corp.	40,000	2,159
Commercial Banks - 6.9%
Bancorpsouth, Inc. Λ	31,200	762
BB&T Corp.	79,400	2,163
City National Corp. Λ	19,400	755
Cullen/Frost Bankers, Inc.	36,100	1,864
KeyCorp	103,500	673
M&T Bank Corp. Λ	61,300	3,819
SunTrust Banks, Inc.	57,100	1,288
Synovus Financial Corp.	319,500	1,198
TCF Financial Corp. Λ	100,900	1,316
Wilmington Trust Corp. Λ	82,600	1,173
Zions Bancorporation Λ	48,200	866
Commercial Services & Supplies - 1.8%
Republic Services, Inc. -Class A	153,350	4,075
Computers & Peripherals - 0.5%
Lexmark International, Inc. -Class A ‡	49,200	1,060
Construction Materials - 0.4%
Vulcan Materials Co.	16,500	892
Containers & Packaging - 1.5%
Ball Corp.	69,800	3,434
Distributors - 1.1%
Genuine Parts Co.	64,600	2,459
Diversified Consumer Services - 0.9%
H&R Block, Inc.	107,200	1,970
Diversified Telecommunication Services - 1.7%
CenturyTel, Inc.	69,100	2,321
Windstream Corp.	146,460	1,484
Electric Utilities - 2.8%
American Electric Power Co., Inc.	122,500	3,796
Westar Energy, Inc.	135,000	2,634
Electrical Equipment - 0.7%
Cooper Industries PLC -Class A	42,700	1,604
Electronic Equipment & Instruments - 3.6%
Amphenol Corp. -Class A	64,400	2,427
Arrow Electronics, Inc. ‡	105,300	2,964
Tyco Electronics, Ltd.	132,600	2,954
Food & Staples Retailing - 1.7%
Safeway, Inc.	192,900	3,804
Food Products - 1.7%
JM Smucker Co.	65,800	3,488
McCormick & Co., Inc.	13,700	465
Gas Utilities - 3.9%
Energen Corp.	86,900	3,746
EQT Corp.	69,800	2,973
Oneok, Inc.	60,400	2,212
Health Care Equipment & Supplies - 1.4%
Becton Dickinson & Co.	46,900	3,271
Health Care Providers & Services - 3.8%
Community Health Systems, Inc. ‡	68,200	2,178
Coventry Health Care, Inc. ‡	93,050	1,857
Lincare Holdings, Inc. ‡	106,500	3,328
VCA Antech, Inc. ‡	48,500	1,304
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	37,424	1,277
Marriott International, Inc. -Class A	68,704	1,896
Household Durables - 1.7%
Fortune Brands, Inc.	63,300	2,721
Jarden Corp.	44,500	1,249
Household Products - 1.4%
Clorox Co.	26,200	1,541
Energizer Holdings, Inc. ‡	26,200	1,738
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	80,200	2,720
Insurance - 12.2%
Assurant, Inc.	151,350	4,852
Cincinnati Financial Corp.	169,125	4,396
Everest RE Group, Ltd.	3,800	333
Loews Corp.	83,700	2,867
Old Republic International Corp.	443,725	5,406
OneBeacon Insurance Group, Ltd. -Class A	162,031	2,226
Principal Financial Group, Inc.	101,100	2,769
Transatlantic Holdings, Inc.	55,500	2,784
W.R. Berkley Corp.	92,600	2,341
Internet & Catalog Retail - 0.4%
Expedia, Inc. ‡	37,600	901
Machinery - 1.1%
Dover Corp.	36,400	1,411
Illinois Tool Works, Inc.	27,800	1,187
Media - 4.1%
Cablevision Systems Corp. -Class A	77,600	1,843
Clear Channel Outdoor Holdings, Inc. -Class A ‡	176,984	1,239
Omnicom Group, Inc.	30,200	1,116
Scripps Networks Interactive, Inc. -Class A	65,300	2,413
Washington Post Co. -Class B	6,155	2,880
Multi-Utilities - 4.3%
CMS Energy Corp.	239,800	3,213
NSTAR	29,600	942
PG&E Corp.	68,550	2,776
Xcel Energy, Inc.	153,300	2,949
Oil, Gas & Consumable Fuels - 5.9%
CVR Energy, Inc. ‡	130,700	1,626
Devon Energy Corp.	47,200	3,178
Kinder Morgan Management LLC ‡	57,921	2,743
Teekay Corp.	96,300	2,106
Williams Cos., Inc.	219,300	3,918

The notes are an integral part of this report.

1

	Shares	Value
Real Estate Investment Trusts - 4.3%
Kimco Realty Corp.	158,000	$2,060
Public Storage, Inc.	15,800	1,189
Rayonier, Inc.	11,303	462
Regency Centers Corp.	54,800	2,030
Ventas, Inc.	47,700	1,836
Vornado Realty Trust	35,831	2,309
Real Estate Management & Development - 0.9%
Brookfield Properties Corp.	193,575	2,180
Road & Rail - 0.3%
Norfolk Southern Corp.	17,500	754
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies, Ltd. ‡	20,100	343
Software - 1.1%
Jack Henry & Associates, Inc.	104,300	2,448
Specialty Retail - 6.4%
AutoNation, Inc. ‡ Λ	66,419	1,201
AutoZone, Inc. ‡	13,150	1,923
Bed Bath & Beyond, Inc. ‡	32,800	1,231
Gap, Inc.	158,000	3,382
Sherwin-Williams Co.	18,300	1,101
Staples, Inc.	69,600	1,616
Tiffany & Co.	49,500	1,907
TJX Cos., Inc.	64,400	2,392
Textiles, Apparel & Luxury Goods - 1.0%
V.F. Corp.	30,800	2,231
Thrifts & Mortgage Finance - 0.6%
People’s United Financial, Inc.	86,400	1,344
Tobacco - 0.7%
Lorillard, Inc.	21,000	1,560
Water Utilities - 0.8%
American Water Works Co., Inc.	90,600	1,807
Wireless Telecommunication Services - 1.4%
Telephone & Data Systems, Inc. -Class L	109,200	3,241
Total Common Stocks (cost $229,286)		219,284

	Principal
REPURCHASE AGREEMENT - 4.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $9,910 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $10,111.	$9,910	9,910
Total Repurchase Agreement (cost $9,910)

	Shares
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	6,390,555	6,391
Total Securities Lending Collateral (cost $6,391)

Total Investment Securities (cost $245,587) #		235,585
Other Assets and Liabilities - Net		(6,030)

Net Assets		$229,555

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $6,245.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $245,587. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,794 and $26,796, respectively. Net unrealized depreciation for tax purposes is $10,002.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$40,342	$—	$—	$40,342
Equities - Consumer Staples	13,598	—	—	13,598
Equities - Energy	13,571	—	—	13,571
Equities - Financials	60,860	—	—	60,860
Equities - Health Care	11,938	—	—	11,938
Equities - Industrials	18,367	—	—	18,367
Equities - Information Technology	12,196	—	—	12,196
Equities - Materials	14,317	—	—	14,317
Equities - Telecommunication Services	7,046	—	—	7,046
Equities - Utilities	27,049	—	—	27,049
Cash & Cash Equivalent - Repurchase Agreement	—	9,910	—	9,910
Cash & Cash Equivalent - Securities Lending Collateral	6,391	—	—	6,391
Total	$225,675	$9,910	$—	$235,585

The notes are an integral part of this report.

2

Transamerica Legg Mason Partners All Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
Aerospace & Defense - 4.6%
Boeing Co.	40,500	$2,193
Honeywell International, Inc.	69,616	2,586
Northrop Grumman Corp.	55,360	2,865
Air Freight & Logistics - 1.9%
United Parcel Service, Inc. -Class B	54,270	3,065
Capital Markets - 5.4%
Franklin Resources, Inc.	43,540	4,380
Morgan Stanley	4,460	138
State Street Corp.	77,580	4,081
Teton Advisors, Inc. -Class B ‡ Ə §	195	♦
Commercial Banks - 1.4%
Comerica, Inc.	27,980	830
KeyCorp	228,230	1,484
Communications Equipment - 3.2%
Cisco Systems, Inc. ‡	188,072	4,427
Telefonaktiebolaget LM Ericsson ADR	84,900	851
Construction & Engineering - 1.8%
Fluor Corp.	28,540	1,451
Jacobs Engineering Group, Inc. ‡	13,750	632
Tutor Perini Corp. ‡	37,880	807
Diversified Financial Services - 6.7%
Bank of America Corp.	304,590	5,154
JPMorgan Chase & Co.	128,180	5,616
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	84,470	2,282
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	55,750	2,378
Halliburton Co.	101,210	2,745
Schlumberger, Ltd.	48,720	2,904
Weatherford International, Ltd. ‡	92,040	1,908
Food & Staples Retailing - 2.8%
Safeway, Inc.	226,320	4,464
Food Products - 2.6%
Unilever PLC ADR Λ	78,954	2,264
Unilever PLC	69,930	1,987
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	49,040	1,632
Marriott International, Inc. -Class A	19,021	525
Household Durables - 0.8%
Toll Brothers, Inc. ‡	66,980	1,309
Industrial Conglomerates - 2.5%
McDermott International, Inc. ‡	161,710	4,086
Insurance - 4.7%
Allied World Assurance Co. Holdings, Ltd.	32,720	1,568
Chubb Corp.	72,260	3,643
CNA Surety Corp. ‡	155,086	2,512
Internet Software & Services - 1.7%
eBay, Inc. ‡	120,340	2,841
Life Sciences Tools & Services - 0.8%
Enzo Biochem, Inc. ‡	188,246	1,333
Machinery - 2.8%
Dover Corp.	44,560	1,728
PACCAR, Inc.	33,850	1,276
Parker Hannifin Corp.	30,770	1,595
Media - 2.5%
Walt Disney Co.	148,884	4,088
Metals & Mining - 0.7%
BHP Billiton, Ltd. ADR	6,350	419
Nucor Corp.	14,770	695
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	50,420	3,163
ConocoPhillips	35,520	1,604
Devon Energy Corp.	49,320	3,321
Hess Corp.	55,000	2,940
Murphy Oil Corp.	7,110	409
XTO Energy, Inc.	77,820	3,216
Paper & Forest Products - 0.9%
Weyerhaeuser Co.	40,830	1,496
Pharmaceuticals - 6.9%
Johnson & Johnson	55,700	3,392
Merck & Co., Inc.	124,240	3,929
Novartis AG ADR	77,340	3,896
Professional Services - 0.3%
Robert Half International, Inc.	17,060	427
Real Estate Investment Trusts - 0.4%
Lasalle Hotel Properties	35,980	707
Real Estate Management & Development - 1.2%
Jones Lang Lasalle, Inc.	40,670	1,927
Semiconductors & Semiconductor Equipment - 9.2%
Applied Materials, Inc.	322,930	4,327
Novellus Systems, Inc. ‡	106,970	2,244
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	313,790	3,439
Texas Instruments, Inc.	174,370	4,131
Varian Semiconductor Equipment Associates, Inc. ‡	12,840	422
Verigy, Ltd. ‡	19,182	223
Software - 3.8%
Citrix Systems, Inc. ‡	31,260	1,226
Lawson Software, Inc. ‡	153,910	960
Microsoft Corp.	156,930	4,064
Specialty Retail - 4.2%
Gap, Inc.	99,100	2,121
Home Depot, Inc.	143,320	3,818
Williams-Sonoma, Inc. Λ	44,970	910
Wireless Telecommunication Services - 2.1%
Vodafone Group PLC ADR	153,994	3,464
Total Common Stocks (cost $149,626)		152,518

	Principal
REPURCHASE AGREEMENT - 6.4%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $10,480 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $10,691.	$10,480	10,480
Total Repurchase Agreement (cost $10,480)

	Shares
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	1,191,413	1,191
Total Securities Lending Collateral (cost $1,191)

Total Investment Securities (cost $161,297) #		164,189
Other Assets and Liabilities - Net		(1,349)

Net Assets		$162,840

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $1,158.
▲	Rate shown reflects the yield at 09/30/2009.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
§	Illiquid. These securities aggregated to less than $1, or less than 0.01%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $161,297. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,416 and $10,524, respectively. Net unrealized appreciation for tax purposes is $2,892.

DEFINITIONS:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$14,403	$—	$—	$14,403
Equities - Consumer Staples	8,715	—	—	8,715
Equities - Energy	24,588	—	—	24,588
Equities - Financials	32,040	—	♦	32,040
Equities - Health Care	12,550	—	—	12,550
Equities - Industrials	22,711	—	—	22,711
Equities - Information Technology	29,155	—	—	29,155
Equities - Materials	2,610	—	—	2,610
Equities - Telecommunication Services	5,746	—	—	5,746
Cash & Cash Equivalent - Repurchase Agreement	—	10,480	—	10,480
Cash & Cash Equivalent - Securities Lending Collateral	1,191	—	—	1,191
Total	$153,708	$10,480	$ ♦	$164,189

Level 3 Rollforward

Securities	Beginning Balance at 12/31/2008	Net Purchases/(Sales)		Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 9/30/2009
Equities - Financials	$—	$	♦	$—	$—	$—	$—	$	♦

The notes are an integral part of this report.

2

Transamerica Marsico Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.4%
Commercial Banks - 0.4%
Wells Fargo & Co., 8.00% ▲	80,025	$1,993
Total Preferred Stock (cost $1,536)

COMMON STOCKS - 92.4%
Aerospace & Defense - 2.6%
General Dynamics Corp.	214,353	13,847
Biotechnology - 0.9%
Gilead Sciences, Inc. ‡	103,234	4,809
Capital Markets - 4.7%
Goldman Sachs Group, Inc.	135,714	25,019
Chemicals - 10.2%
Air Products & Chemicals, Inc.	68,668	5,327
Dow Chemical Co.	688,797	17,958
Monsanto Co.	62,536	4,840
Potash Corp. of Saskatchewan, Inc.	61,858	5,588
PPG Industries, Inc.	135,978	7,915
Praxair, Inc.	145,084	11,853
Yingde Gases Group Co. ‡ § ∞	338,000	305
Commercial Banks - 7.8%
HSBC Holdings PLC ADR	182,500	10,466
U.S. Bancorp	375,251	8,203
Wells Fargo & Co.	770,329	21,709
Communications Equipment - 4.8%
Juniper Networks, Inc. ‡	194,213	5,248
Qualcomm, Inc.	443,690	19,957
Computers & Peripherals - 7.7%
Apple, Inc. ‡	131,990	24,466
International Business Machines Corp.	137,029	16,390
Consumer Finance - 0.8%
American Express Co.	129,734	4,398
Diversified Financial Services - 5.0%
JPMorgan Chase & Co.	606,605	26,581
Energy Equipment & Services - 4.5%
Transocean, Ltd. ‡	278,471	23,817
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	62,427	2,231
Hotels, Restaurants & Leisure - 6.8%
McDonald’s Corp.	379,605	21,664
Wynn Resorts, Ltd. ‡	68,251	4,838
Yum! Brands, Inc.	279,732	9,444
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. ‡	92,248	2,600
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. ‡	27,333	2,552
Internet Software & Services - 5.8%
Baidu, Inc. ADR ‡	15,616	6,107
Google, Inc. -Class A ‡	39,095	19,385
Yahoo!, Inc. ‡	280,144	4,989
IT Services - 5.4%
Mastercard, Inc. -Class A	60,103	12,150
Visa, Inc. -Class A	232,337	16,057
Media - 0.5%
DIRECTV Group, Inc. ‡ Λ	95,705	2,640
Metals & Mining - 2.2%
BHP Billiton PLC ADR	209,700	11,554
Oil, Gas & Consumable Fuels - 4.0%
EOG Resources, Inc.	22,358	1,867
Petroleo Brasileiro SA ADR	364,843	16,747
XTO Energy, Inc.	57,142	2,361
Pharmaceuticals - 4.5%
Abbott Laboratories	330,555	16,352
Merck & Co., Inc.	236,919	7,494
Road & Rail - 5.8%
Norfolk Southern Corp.	217,210	9,364
Union Pacific Corp.	357,639	20,868
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	434,914	8,511
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	425,157	4,660
Specialty Retail - 1.0%
Lowe’s Cos., Inc.	246,573	5,163
Textiles, Apparel & Luxury Goods - 2.5%
Nike, Inc. -Class B	200,885	12,997
Wireless Telecommunication Services - 1.0%
American Tower Corp. -Class A ‡	145,731	5,305
Total Common Stocks (cost $424,019)		486,596

	Principal
REPURCHASE AGREEMENT - 5.5%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $29,175 on 10/01/2009. Collateralized by U.S. Government Obligations, zero coupon, due 03/11/2010 - 03/18/2010, and with values of $29,763.	$29,175	29,175
Total Repurchase Agreement (cost $29,175)

	Shares
SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	2,162,933	2,163
Total Securities Lending Collateral (cost $2,163)

Total Investment Securities (cost $456,893) #		519,927
Other Assets and Liabilities - Net		6,946

Net Assets		$526,873

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2009.
‡	Non-income producing security.
§	Illiquid. This security aggregated $305, or 0.06%, of the Fund’s net assets.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $2,112.
#

Aggregate cost for federal income tax purposes is $456,893. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $70,272 and $7,238, respectively. Net unrealized appreciation for tax purposes is $63,034.

The notes are an integral part of this report.

1

∞	Restricted security. At 09/30/2009, the Fund owned the following security (representing 0.06% of Net Assets) which was restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥
Yingde Gases Group Co.	09/30/2009	338,000	$308	$305	$0.90

¥ Price is not in thousands.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$59,298	$—	$—	$59,298
Equities - Consumer Staples	2,231	—	—	2,231
Equities - Energy	44,792	—	—	44,792
Equities - Financials	98,369	—	—	98,369
Equities - Health Care	28,655	—	—	28,655
Equities - Industrials	44,079	—	—	44,079
Equities - Information Technology	137,921	—	—	137,921
Equities - Materials	65,034	305	—	65,339
Equities - Telecommunication Services	5,305	—	—	5,305
Equities - Utilities	2,600	—	—	2,600
Cash & Cash Equivalent - Repurchase Agreement	—	29,175	—	29,175
Cash & Cash Equivalent - Securities Lending Collateral	2,163	—	—	2,163
Total	$490,447	$29,480	$—	$519,927

The notes are an integral part of this report.

2

Transamerica MFS High Yield VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/2019 -144A	$567	$602
Emirate of Abu Dhabi
6.75%, 04/08/2019 -144A	120	134
Export-Import Bank of Korea
5.88%, 01/14/2015	835	880
Mubadala Development Co.
7.63%, 05/06/2019 -144A	878	997
Republic of Argentina
0.94%, 08/03/2012	1,767	538
Republic of Brazil
5.88%, 01/15/2019	179	192
6.00%, 01/17/2017	125	135
7.13%, 01/20/2037	64	76
8.88%, 10/14/2019	187	243
Republic of Colombia
7.38%, 03/18/2019	272	311
Republic of El Salvador
8.25%, 04/10/2032	700	742
Republic of Indonesia
6.88%, 01/17/2018 -144A	323	347
6.88%, 01/17/2018	233	251
Republic of Peru
6.55%, 03/14/2037	1,003	1,088
7.13%, 03/30/2019	176	205
7.35%, 07/21/2025	178	208
Republic of South Africa
6.88%, 05/27/2019	100	112
Republic of the Philippines
6.50%, 01/20/2020	100	107
9.50%, 02/02/2030	211	280
Republic of Turkey
6.88%, 03/17/2036	1,200	1,200
7.00%, 03/11/2019	446	476
7.50%, 07/14/2017 - 11/07/2019	236	260
Republic of Ukraine
6.39%, 06/26/2012	336	295
Republic of Uruguay
6.88%, 09/28/2025	106	109
8.00%, 11/18/2022	500	560
9.25%, 05/17/2017	1,168	1,408
Republic of Venezuela
7.00%, 12/01/2018	392	277
State of Qatar
6.55%, 04/09/2019 -144A	423	472
Telemar Norte Leste SA
9.50%, 04/23/2019 -144A	565	675
Total Foreign Government Obligations (cost $12,366)		13,180

MORTGAGE-BACKED SECURITIES - 3.3%
Banc of America Commercial Mortgage, Inc.
Series 2007-4, Class AM
6.00%, 02/10/2051	494	355
Series 2007-5, Class AM
5.77%, 02/10/2051	2,111	1,428
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class E
5.89%, 07/20/2017	971	229
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class AM
5.34%, 12/15/2039	468	314
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	350	289
Falcon Franchise Loan LLC
Series 2003-1, Class IO
2.72%, 01/05/2025 -144A IO §	2,588	190
First Union National Bank Commercial Mortgage
Series 2000-C2, Class H
6.75%, 10/15/2032	1,305	833
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP8, Class AM
5.44%, 05/15/2045	1,472	1,099
Series 2007-CB18, Class AM
5.47%, 06/12/2047	1,000	684
Series 2007-LD12, Class C
6.26%, 02/15/2051	720	221
Series 2007-LDPX, Class A3
5.42%, 01/15/2049	1,995	1,683
Merrill Lynch Mortgage Trust
Series 2007-C1, Class B
6.02%, 06/12/2050	720	219
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/2049	1,592	1,175
Series 2007-7, Class A4
5.81%, 06/12/2050	1,235	961
Series 2007-7, Class AM
5.90%, 06/12/2050	408	282
Morgan Stanley Capital I
Series 2004-RR, Class FX
1.28%, 04/28/2039 -144A IO §	9,383	281
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class D
5.94%, 04/15/2047	570	130
Series 2007-C33, Class AM
6.10%, 02/15/2051	1,594	1,049
Total Mortgage-Backed Securities (cost $14,454)		11,422

ASSET-BACKED SECURITIES - 0.2%
Airlie LCDO, Ltd.
Series 2006-AV3A, Class D
2.19%, 12/22/2011 -144A Ə Џ §	867	208
Babson CLO, Ltd.
Series 2006-1A, Class D
2.01%, 07/15/2018 -144A	785	275
Centerline, Inc.
Series 2004-RR3, Class H
6.09%, 09/21/2045 -144A §	1,515	136
Crest, Ltd.
Series 2004-1A, Class G2 ∞
7.00%, 01/28/2040	1,422	107

The notes are an integral part of this report.

1

	Principal	Value
CW Capital Cobalt, Ltd.
Series 2005-1A, Class F2
6.23%, 05/25/2045-144A § Џ	$1,112	$22
Series 2006-2A, Class F
1.80%, 04/26/2050 -144A §	500	10
Series 2006-2A, Class G
2.00%, 04/26/2050 -144A §	500	10
Wachovia CRE CDO
Series 2006-1A, Class G
1.64%, 09/25/2026-144A §	432	17
Total Asset-Backed Securities (cost $6,851)		785

CORPORATE DEBT SECURITIES - 81.2%
Aerospace & Defense - 1.7%
Bombardier, Inc.
6.30%, 05/01/2014 -144A	875	844
Hawker Beechcraft Acquisition Company LLC
8.50%, 04/01/2015	1,535	1,090
L-3 Communications Corp.
5.88%, 01/15/2015	485	483
6.13%, 01/15/2014	1,095	1,103
Spirit Aerosystems, Inc.
7.50%, 10/01/2017 -144A §	435	433
Vought Aircraft Industries, Inc.
8.00%, 07/15/2011	2,010	1,990
Airlines - 1.6%
American Airlines Pass-Through Trust
6.82%, 11/23/2012	985	906
7.86%, 10/01/2011	1,445	1,443
10.38%, 07/02/2019	600	656
Continental Airlines, Inc.
6.75%, 09/15/2018	216	186
6.90%, 07/02/2018	354	312
7.34%, 04/19/2014	1,897	1,517
Delta Air Lines, Inc.
7.11%, 03/18/2013	510	497
Auto Components - 0.5%
Goodyear Tire & Rubber Co.
9.00%, 07/01/2015 Λ	1,440	1,494
10.50%, 05/15/2016	145	157
Building Products - 1.7%
Associated Materials, Inc.
9.75%, 04/15/2012	645	634
Building Materials Corp. of America
7.75%, 08/01/2014	1,180	1,135
Nortek, Inc.
8.50%, 09/01/2014 Џ	755	521
10.00%, 12/01/2013 Џ	1,360	1,386
Owens Corning, Inc.
9.00%, 06/15/2019	965	1,036
Ply Gem Industries, Inc.
11.75%, 06/15/2013 Λ	1,195	1,052
USG Corp.
9.75%, 08/01/2014 -144A	190	199
Chemicals - 2.5%
Ashland, Inc.
9.13%, 06/01/2017 -144A	1,390	1,488
Dow Chemical Co.
8.55%, 05/15/2019	895	1,006
Huntsman International LLC
5.50%, 06/30/2016 -144A §	265	225
JohnsonDiversey, Inc.
9.63%, 05/15/2012	1,590	1,799
Koppers Holdings, Inc.
9.88%, 11/15/2014 Ђ	1,779	1,784
Momentive Performance Materials, Inc.
11.50%, 12/01/2016 Λ	1,069	706
12.50%, 06/15/2014 -144A	850	880
Nalco Co.
7.75%, 11/15/2011	70	70
8.88%, 11/15/2013	450	462
Commercial Banks - 0.4%
Banco Bradesco SA
6.75%, 09/29/2019 -144A §	303	312
Kookmin Bank
7.25%, 05/14/2014 -144A	300	331
RSHB Capital SA
7.13%, 01/14/2014 Reg S	549	565
7.13%, 01/14/2014 -144A	100	103
Woori Bank
7.00%, 02/02/2015 -144A	103	111
Commercial Services & Supplies - 2.0%
ACCO Brands Corp.
7.63%, 08/15/2015	505	419
10.63%, 03/15/2015 -144A §	130	136
Aramark Corp.
8.50%, 02/01/2015	900	907
Corrections Corp. of America
6.25%, 03/15/2013	1,000	985
7.75%, 06/01/2017	385	398
GEO Group, Inc.
8.25%, 07/15/2013	870	879
Iron Mountain, Inc.
6.63%, 01/01/2016	1,130	1,090
8.38%, 08/15/2021	590	608
Rental Service Corp.
9.50%, 12/01/2014	1,345	1,298
Consumer Finance - 1.0%
Ford Motor Credit Co. LLC
9.75%, 09/15/2010	1,590	1,625
12.00%, 05/15/2015	1,581	1,742
Containers & Packaging - 1.7%
Crown Americas
7.63%, 11/15/2013	1,140	1,150
Graham Packaging Co., Inc.
9.88%, 10/15/2014	1,100	1,130
Graphic Packaging International, Inc.
9.50%, 08/15/2013	1,005	1,035
Greif, Inc.
6.75%, 02/01/2017	1,175	1,140
Jefferson Smurfit Corp.
8.25%, 10/01/2012 ЏΛ	725	517
Owens Brockway Glass Container, Inc.
8.25%, 05/15/2013	745	762
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/2017 ЏΛ	329	234
Distributors - 0.2%
Kar Holdings, Inc.
4.48%, 05/01/2014	660	594
Diversified Consumer Services - 0.8%
Service Corp. International
7.00%, 06/15/2017	1,660	1,618
7.38%, 10/01/2014	1,195	1,204

The notes are an integral part of this report.

2

		Principal	Value
Diversified Financial Services - 6.8%
Bank of America Corp.
8.00%, 01/30/2018 Ž *		$2,660	$2,365
CCL Finance, Ltd.
9.50%, 08/15/2014 -144A §		1,014	1,077
El Paso Performance-Linked Trust
7.75%, 07/15/2011 -144A		1,445	1,476
Eurasian Development Bank
7.38%, 09/29/2014 -144A §		102	104
FCE Bank
7.13%, 01/16/2012	EUR	1,800	2,503
Firekeepers Development Authority
13.88%, 05/01/2015 -144A		$530	563
Fresenius US Finance II, Inc.
9.00%, 07/15/2015 -144A		720	785
Global Village Telecom Finance LLC
12.00%, 06/30/2011 -144A		325	335
GMAC, Inc.
6.75%, 12/01/2014 -144A		1,550	1,318
6.88%, 09/15/2011 -144A		3,670	3,469
7.00%, 02/01/2012 -144AΛ		365	339
8.00%, 11/01/2031 -144A		1,074	865
Independencia International, Ltd.
9.88%, 05/15/2015 -144A Џ		288	50
International Lease Finance Corp.
5.63%, 09/20/2013		1,280	975
ISA Capital Do Brasil SA
8.80%, 01/30/2017 Reg S		429	465
Janus Capital Group, Inc.
6.70%, 06/15/2017		1,715	1,632
JPMorgan Chase & Co.
7.90%, 04/30/2018 Ž *		2,130	2,045
Kar Holdings, Inc.
10.00%, 05/01/2015		1,075	1,080
Local TV Finance LLC
9.25%, 06/15/2015 -144A §		1,103	375
Nuveen Investments, Inc.
10.50%, 11/15/2015 -144A		660	571
Petroplus Finance, Ltd.
9.38%, 09/15/2019 -144A §		435	428
Smurfit Kappa Funding PLC
7.75%, 04/01/2015		190	167
TDIC Finance, Ltd.
6.50%, 07/02/2014 -144A		354	380
Diversified Telecommunication Services - 7.0%
Alestra SA
11.75%, 08/11/2014 -144A §		100	111
Axtel SAB de CV
9.00%, 09/22/2019 -144A §		105	107
Cincinnati Bell, Inc.
8.38%, 01/15/2014		2,200	2,210
Cricket Communications, Inc.
7.75%, 05/15/2016 -144A		715	726
Frontier Communications Corp.
8.13%, 10/01/2018		630	634
8.25%, 05/01/2014		770	793
9.25%, 05/15/2011		1,219	1,329
Intelsat Jackson Holdings, Ltd.
9.50%, 06/15/2016		3,075	3,228
Nordic Telephone Co. Holdings ApS
8.88%, 05/01/2016 -144A		1,341	1,388
Qtel International Finance, Ltd.
7.88%, 06/10/2019 -144A		693	792
7.88%, 06/10/2019 Reg S		159	182
Qwest Capital Funding, Inc.
7.25%, 02/15/2011		945	945
Qwest Communications International, Inc.
7.25%, 02/15/2011		475	482
8.00%, 10/01/2015 -144A §		440	439
Qwest Corp.
7.88%, 09/01/2011		650	670
8.38%, 05/01/2016 -144A		395	409
8.88%, 03/15/2012		1,240	1,305
Sprint Capital Corp.
8.38%, 03/15/2012		1,200	1,239
8.75%, 03/15/2032		1,375	1,299
Virgin Media Finance PLC
9.13%, 08/15/2016		1,290	1,325
9.50%, 08/15/2016		755	795
Wind Acquisition Finance SA
10.75%, 12/01/2015 -144A Ђ		1,805	1,986
Windstream Corp.
8.63%, 08/01/2016		1,805	1,846
Electric Utilities - 1.3%
Calpine Construction Finance Co. LP
8.00%, 06/01/2016 -144A		990	1,014
Centrais Eletricas Brasileiras SA
6.88%, 07/30/2019 -144A §		110	119
Majapahit Holding BV
7.25%, 06/28/2017 -144A		262	267
Mirant North America LLC
8.30%, 05/01/2011		800	814
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/2015 Ђ		3,275	2,358
Electrical Equipment - 0.3%
Baldor Electric Co.
8.63%, 02/15/2017		950	964
Electronic Equipment & Instruments - 0.8%
Innophos, Inc.
8.88%, 08/15/2014		1,600	1,616
Jabil Circuit, Inc.
7.75%, 07/15/2016		1,015	1,030
Energy Equipment & Services - 0.4%
Atlas Pipeline Partners, LP
8.75%, 06/15/2018		935	747
Basic Energy Services, Inc.
7.13%, 04/15/2016		100	79
El Paso Corp.
8.25%, 02/15/2016		545	559
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/2019 -144A		100	107
Food & Staples Retailing - 0.2%
Couche-Tard U.S. LP
7.50%, 12/15/2013		190	192
Supervalu, Inc.
8.00%, 05/01/2016		600	621
Food Products - 1.9%
Alliance One International, Inc.
10.00%, 07/15/2016 -144A		960	991
B&G Foods, Inc.
8.00%, 10/01/2011		1,105	1,119

The notes are an integral part of this report.

3

	Principal	Value
Food Products (continued)
Dean Foods Co.
7.00%, 06/01/2016	$1,185	$1,129
Del Monte Corp.
6.75%, 02/15/2015	2,205	2,178
Michael Foods, Inc.
8.00%, 11/15/2013	1,165	1,182
Health Care Equipment & Supplies - 1.8%
Biomet, Inc.
10.00%, 10/15/2017	1,165	1,241
11.63%, 10/15/2017	990	1,079
Cooper Cos., Inc.
7.13%, 02/15/2015	855	829
Universal Hospital Services, Inc.
5.94%, 06/01/2015	290	246
8.50%, 06/01/2015	1,435	1,406
VWR Funding, Inc.
10.25%, 07/15/2015	1,585	1,447
Health Care Providers & Services - 4.4%
Community Health Systems, Inc.
8.88%, 07/15/2015	3,115	3,193
DaVita, Inc.
6.63%, 03/15/2013	585	579
7.25%, 03/15/2015	1,743	1,726
HCA, Inc.
6.38%, 01/15/2015	1,085	966
8.50%, 04/15/2019 -144A	1,385	1,447
9.25%, 11/15/2016	4,265	4,408
Psychiatric Solutions, Inc.
7.75%, 07/15/2015 -144A	375	353
7.75%, 07/15/2015	1,020	984
U.S. Oncology, Inc.
10.75%, 08/15/2014	1,355	1,416
Hotels, Restaurants & Leisure - 5.3%
Ameristar Casinos, Inc.
9.25%, 06/01/2014 -144A	1,070	1,110
Arcos Dorados BV
7.50%, 10/01/2019 -144A	868	864
Boyd Gaming Corp.
6.75%, 04/15/2014	1,830	1,638
Cinemark USA, Inc.
8.63%, 06/15/2019 -144A	350	362
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 -144A Џ	900	25
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018 -144A	3,396	2,700
Harrahs Operating Escrow LLC
11.25%, 06/01/2017 -144A	755	776
MGM Mirage, Inc.
6.75%, 04/01/2013	1,195	999
7.50%, 06/01/2016	1,510	1,170
10.38%, 05/15/2014 -144A	170	181
11.13%, 11/15/2017 -144A	420	459
11.38%, 03/01/2018 -144A	695	653
Penn National Gaming, Inc.
8.75%, 08/15/2019 -144A	175	175
Pinnacle Entertainment, Inc.
7.50%, 06/15/2015	2,650	2,346
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	725	691
11.88%, 07/15/2015 Λ	1,145	1,288
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	655	618
7.88%, 05/01/2012	400	415
Station Casinos, Inc.
6.00%, 04/01/2012 Џ	490	145
6.50%, 02/01/2014 Џ	2,290	80
6.88%, 03/01/2016 Џ	2,540	89
Wyndham Worldwide Corp.
6.00%, 12/01/2016	1,755	1,580
Household Durables - 0.8%
Corporacion GEO SAB de CV
8.88%, 09/25/2014 -144A §	141	148
Jarden Corp.
7.50%, 05/01/2017 Λ	1,205	1,172
Lennar Corp.
12.25%, 06/01/2017	455	555
Visant Holding Corp.
8.75%, 12/01/2013	800	814
Independent Power Producers & Energy Traders - 2.4%
AES Corp.
8.00%, 10/15/2017	1,965	1,977
Edison Mission Energy
7.00%, 05/15/2017	1,590	1,328
Mirant North America LLC
7.38%, 12/31/2013	445	443
NRG Energy, Inc.
7.38%, 02/01/2016	4,045	3,913
RRI Energy, Inc.
7.88%, 06/15/2017	445	434
Industrial Conglomerates - 0.3%
AMH Holdings, Inc.
11.25%, 03/01/2014	785	593
CSN Islands XI Corp.
6.88%, 09/21/2019 -144A §	512	515
Insurance - 0.4%
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 -144A * §	530	504
USI Holdings Corp.
9.75%, 05/15/2015 -144A §	1,030	912
Internet & Catalog Retail - 0.5%
Ticketmaster Entertainment, Inc.
10.75%, 08/01/2016	1,515	1,553
Internet Software & Services - 0.1%
Terremark Worldwide, Inc.
12.00%, 06/17/2017 -144A	200	218
IT Services - 0.9%
SunGard Data Systems, Inc.
9.13%, 08/15/2013	1,505	1,520
10.25%, 08/15/2015	1,588	1,620
Machinery - 1.0%
Accuride Corp.
8.50%, 02/01/2015 ЏΛ	725	421
Allison Transmission, Inc.
11.00%, 11/01/2015 -144A	2,230	2,185
Case New Holland, Inc.
7.13%, 03/01/2014	1,005	985
Media - 7.6%
Allbritton Communications Co.
7.75%, 12/15/2012	2,008	1,888
AMC Entertainment, Inc.
8.75%, 06/01/2019	970	1,002
11.00%, 02/01/2016	985	1,049

4

	Principal	Value
Media (continued)
American Media Operations, Inc.
9.00%, 05/01/2013 -144A §	$23	$14
14.00%, 11/01/2013 -144A §	241	151
Bonten Media Acquisition Co.
9.00%, 06/01/2015 -144A §	1,411	462
Canwest Mediaworks, Ltd.
9.25%, 08/01/2015 -144A Џ	450	45
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, 11/15/2013 Џ	2,145	2,178
Charter Communications Holdings GS V, LLC
7.75%, 05/01/2017 -144A	410	424
Charter Communications Operating, LLC
8.38%, 04/30/2014 -144A Џ	915	933
10.88%, 09/15/2014 -144A Џ	1,465	1,586
Clear Channel Communications, Inc.
10.75%, 08/01/2016	555	302
CSC Holdings, Inc.
6.75%, 04/15/2012	1,275	1,313
8.50%, 04/15/2014 -144A	1,585	1,664
Dex Media, Inc.
9.88%, 08/15/2013 Џ	1,268	228
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
7.63%, 05/15/2016	1,890	2,022
Idearc, Inc.
8.00%, 11/15/2016 Џ	999	45
Lamar Media Corp.
6.63%, 08/15/2015	2,365	2,200
LBI Media, Inc.
8.50%, 08/01/2017 -144A §	590	369
Lin Television Corp.
6.50%, 05/15/2013 Λ	1,545	1,398
MediaCom Communications Corp. -Class A
9.13%, 08/15/2019 -144A	555	570
Newport Television LLC
13.00%, 03/15/2017 -144A Ώ	1,667	575
Nexstar Broadcasting, Inc.
7.00%, 01/15/2014 -144A Ώ	1,311	657
7.00%, 01/15/2014	434	217
Nielsen Finance LLC
10.00%, 08/01/2014	1,390	1,397
11.50%, 05/01/2016	710	746
Tribune Co.
5.25%, 08/15/2015 Џ	1,045	73
Umbrella Acquisition, Inc.
9.75%, 03/15/2015 -144A	2,079	1,601
Univision Communications, Inc.
12.00%, 07/01/2014 -144A	550	591
Videotron Ltee
6.88%, 01/15/2014	670	663
Young Broadcasting, Inc.
8.75%, 01/15/2014 Џ	535	1
Metals & Mining - 2.2%
FMG Finance Property, Ltd.
10.63%, 09/01/2016 -144A	1,485	1,645
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 04/01/2015	790	792
8.38%, 04/01/2017	2,370	2,520
Teck Resources, Ltd.
9.75%, 05/15/2014	410	451
10.25%, 05/15/2016	290	328
10.75%, 05/15/2019	1,565	1,819
Multiline Retail - 1.3%
Dollar General Corp.
11.88%, 07/15/2017	750	844
Limited, Inc.
5.25%, 11/01/2014	940	872
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	385	375
5.75%, 07/15/2014	1,300	1,221
Neiman-Marcus Group, Inc.
10.38%, 10/15/2015 Λ	1,310	1,120
Oil, Gas & Consumable Fuels - 11.7%
Arch Coal, Inc.
8.75%, 08/01/2016 -144A	625	644
Arch Western Finance LLC
6.75%, 07/01/2013	1,120	1,102
Atlas Pipeline Partners, LP
8.13%, 12/15/2015	1,450	1,167
Chaparral Energy, Inc.
8.88%, 02/01/2017	1,380	1,111
Chesapeake Energy Corp.
6.38%, 06/15/2015	1,755	1,630
7.00%, 08/15/2014	615	595
9.50%, 02/15/2015	1,285	1,352
Dynegy Holdings, Inc.
7.50%, 06/01/2015	680	629
7.75%, 06/01/2019	935	797
Ecopetrol SA
7.63%, 07/23/2019 -144A §	325	356
Forest Oil Corp.
7.25%, 06/15/2019	1,620	1,515
GAZ Capital SA
8.13%, 07/31/2014 -144AΛ	1,191	1,274
Hilcorp Energy I LP
9.00%, 06/01/2016 -144A	1,240	1,231
Kazmunaigaz Finance Sub BV
8.38%, 07/02/2013 -144A	649	691
9.13%, 07/02/2018 -144A	437	474
11.75%, 01/23/2015 -144A	795	940
Korea National Oil Corp.
5.38%, 07/30/2014 -144A	635	651
Mariner Energy, Inc.
8.00%, 05/15/2017	1,070	979
Markwest Energy Partners, LP
8.75%, 04/15/2018	250	249
McMoRan Exploration Co.
11.88%, 11/15/2014	815	815
Morgan Stanley Bank AG
9.63%, 03/01/2013 Reg S	630	703
9.63%, 03/01/2013 -144A	920	1,026
Newfield Exploration Co.
6.63%, 09/01/2014	1,330	1,305
Opti Canada, Inc.
8.25%, 12/15/2014	1,110	860
Peabody Energy Corp.
5.88%, 04/15/2016	470	448
7.38%, 11/01/2016	1,495	1,510

The notes are an integral part of this report.

5

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Pemex Project Funding Master Trust
5.75%, 03/01/2018	$813	$804
6.63%, 06/15/2035	28	27
Penn Virginia Corp.
10.38%, 06/15/2016	1,365	1,474
Petrobras International Finance Co.
7.88%, 03/15/2019	1,430	1,650
PetroHawk Energy Corp.
10.50%, 08/01/2014 -144A	915	984
Petroleos de Venezuela SA
5.25%, 04/12/2017	1,164	713
Petroleos Mexicanos
8.00%, 05/03/2019	632	722
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 -144A § Λ	117	133
Plains Exploration & Production Co.
7.00%, 03/15/2017	2,010	1,915
Quicksilver Resources, Inc.
7.13%, 04/01/2016	1,525	1,323
8.25%, 08/01/2015	1,035	1,009
Range Resources Corp.
8.00%, 05/15/2019	1,515	1,553
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.50%, 09/30/2014 -144A	250	265
Sandridge Energy, Inc.
8.00%, 06/01/2018 -144A	2,215	2,131
9.88%, 05/15/2016 -144A	295	308
Williams Partners, LP
7.25%, 02/01/2017	1,030	1,012
Paper & Forest Products - 1.2%
Buckeye Technologies, Inc.
8.50%, 10/01/2013	1,530	1,568
Georgia-Pacific LLC
7.13%, 01/15/2017 -144A	965	943
8.00%, 01/15/2024	495	490
Millar Western Forest Products, Ltd.
7.75%, 11/15/2013	1,545	1,072
Pipelines - 0.2%
Markwest Energy Finance Corp.
6.88%, 11/01/2014 -144A	860	804
Real Estate Investment Trusts - 0.5%
Host Hotels & Resorts, LP
6.75%, 06/01/2016	760	722
7.13%, 11/01/2013	575	568
9.00%, 05/15/2017 -144AΛ	390	413
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc.
11.63%, 06/15/2017 -144A	350	378
Newland International Properties Corp.
9.50%, 11/15/2014 -144A	869	747
Road & Rail - 0.6%
Hertz Corp.
8.88%, 01/01/2014	1,440	1,454
Kansas City Southern Railway
8.00%, 06/01/2015	575	587
Semiconductors & Semiconductor Equipment - 0.5%
Avago Technologies Finance Pte
11.88%, 12/01/2015	815	888
Freescale Semiconductor, Inc.
8.88%, 12/15/2014 Λ	1,180	903
Software - 0.8%
First Data Corp.
9.88%, 09/24/2015	2,530	2,337
11.25%, 03/31/2016	400	344
Specialty Retail - 1.6%
AmeriGas Partners, LP
7.13%, 05/20/2016	1,275	1,224
Collective Brands, Inc.
8.25%, 08/01/2013	760	745
Inergy, LP
6.88%, 12/15/2014	1,515	1,447
Sally Holdings LLC
10.50%, 11/15/2016	610	636
Toys “R” Us, Inc.
10.75%, 07/15/2017 -144A	1,200	1,290
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.
9.75%, 01/15/2015	680	707
Transportation Infrastructure - 0.2%
Commercial Barge Line Co.
12.50%, 07/15/2017 -144A	550	572
Wireless Telecommunication Services - 1.6%
Crown Castle International Corp.
9.00%, 01/15/2015	1,675	1,754
Digicel Group, Ltd.
12.00%, 04/01/2014 -144A	54	60
MetroPCS Wireless, Inc.
9.25%, 11/01/2014	890	910
Nextel Communications, Inc.
6.88%, 10/31/2013	1,045	969
NII Capital Corp.
10.00%, 08/15/2016 -144A	380	395
SBA Telecommunications, Inc.
8.00%, 08/15/2016 -144A	335	343
8.25%, 08/15/2019 -144A	285	294
Sprint Nextel Corp.
8.38%, 08/15/2017	805	801
Total Corporate Debt Securities (cost $271,545)		279,367

	Shares
PREFERRED STOCKS - 0.4%
Diversified Financial Services - 0.4%
Bank of America Corp., 8.63% ▲ Λ	45,250	1,071
Preferred Blocker, Inc., 7.00% -144A ▲ §	707	411
Total Preferred Stocks (cost $1,354)		1,482

COMMON STOCKS - 0.7%
Commercial Services & Supplies - 0.0%
World Color Press, Inc. ‡	4,377	42
Diversified Telecommunication Services - 0.1%
Windstream Corp.	50,000	507
Hotels, Restaurants & Leisure - 0.2%
Ameristar Casinos, Inc.	11,600	183
Pinnacle Entertainment, Inc. ‡	34,900	356
Media - 0.4%
American Media, Inc. -144A ‡ Ə ∞	4,423	3

The notes are an integral part of this report.

6

	Shares	Value
Media (continued)
Cablevision Systems Corp. -Class A	12,700	$302
Comcast Corp. -Class A	45,900	774
Time Warner Cable, Inc. -Class A	5,566	240
Oil, Gas & Consumable Fuels - 0.0%
Chevron Corp.	1,100	77
Total Common Stocks (cost $3,877)		2,484

WARRANTS - 0.0%
World Color Press, Inc.‡
Expiration: 07/20/2014
Exercise Price: $13.00	2,481	8
Exercise Price: $16.30	2,481	5
Total Warrants (cost $85)		13

	Principal
LOAN ASSIGNMENTS - 5.4%
Airlines - 0.4%
Hawker Beechcraft Acquisition Co. LLC
2.41%, 03/26/2014	$2,112	1,623
2.60%, 03/26/2014	95	73
Automobiles - 1.0%
Dayco Products, LLC
9.86%, 12/31/2011 §	1,210	33
Federal-Mogul Corp.
2.26%, 12/27/2014	1,212	931
Ford Motor Co.
3.59%, 12/16/2013	2,619	2,336
Building Products - 0.1%
Building Materials Corp. of America
3.06%, 02/24/2014	209	191
Chemicals - 0.5%
LyondellBasell Cam Exchange
3.82%, 12/20/2013	596	387
4.07%, 12/20/2013	361	234
7.00%, 12/20/2013	1,567	1,032
LyondellBasell Chemical Company
5.82%, 12/15/2009	228	222
9.17%, 12/15/2009	228	162
Electronic Equipment & Instruments - 0.4%
First Data Corp.
3.06%, 09/24/2014	1,199	1,037
Freescale Semiconductor, Inc.
2.07%, 11/29/2013	578	466
Energy Equipment & Services - 0.7%
Texas Competitive Electric Holdings Co. LLC
3.82%, 10/10/2014	2,745	2,168
Hotels, Restaurants & Leisure - 0.3%
Green Valley Ranch Gaming, LLC
3.88%, 08/16/2014 §	1,626	447
MGM Mirage
Zero Coupon, 10/03/2011 * §	942	803
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp.
3.48%, 03/29/2014	1,209	1,106
Machinery - 0.1%
Accuride Corp.
3.00%, 01/31/2012	181	176
Media - 1.2%
Charter Communications Operating, LLC
6.25%, 03/06/2014	1,650	1,568
Gray Television, Inc.
3.82%, 12/31/2014	682	563
Tribune Co.
5.25%, 05/17/2014	1,866	902
Young Broadcasting, Inc.
4.75%, 11/03/2012	1,627	871
Radio and TV Broadcasting - 0.0%
Local TV Finance, LLC
2.25%, 05/07/2013	97	77
Specialty Retail - 0.4%
Michaels Stores, Inc.
2.76%, 10/31/2013	973	873
Toys “R” Us, Inc.
4.50%, 07/19/2012	465	449
Total Loan Assignments (cost $21,921)		18,730

REPURCHASE AGREEMENT - 1.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $10,407 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $10,622.	10,407	10,407
Total Repurchase Agreements (cost $10,407)

	Shares
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	9,602,600	9,603
Total Securities Lending Collateral (cost $9,603)

Total Investment Securities (cost $352,463) #		347,473
Other Assets and Liabilities - Net		(2,928)

Net Assets		$344,545

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.
Ə	Security is fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $9,405.
Џ	In default.
§	Illiquid. These securities aggregated $9,998, or 2.90%, of the Fund’s net assets.
‡	Non-income producing security.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
Ž	The security has a perpetual maturity. The date shown is the next call date.

The notes are an integral part of this report.

7

Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $352,463. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,206 and $28,196, respectively. Net unrealized depreciation for tax purposes is $4,990.

∞	Restricted security. At 09/30/2009, the Fund owned the following securities (representing 0.03% of Net Assets) which were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Market Value	Price ¥
Crest, Ltd.	10/22/2004	$1,422	$1,381	$107	$7.50

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥
American Media, Inc.	01/29/2009	4,423	$2	$3	$0.63

¥ Price is not in thousands

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $72,664, or 21.09%, of the Fund’s net assets.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CRE	Commercial Real Estate
EUR	Euro
IO	Interest Only

The notes are an integral part of this report.

8

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$1,855	$—	$3	$1,858
Equities - Energy	77	—	—	77
Equities - Financials	1,482	—	—	1,482
Equities - Industrials	42	—	—	42
Equities - Telecommunication Services	507	—	—	507
Equities - Warrant	13	—	—	13
Fixed Income - Asset-Backed Security	—	136	649	785
Fixed Income - Consumer Discretionary	—	77,065	—	77,065
Fixed Income - Consumer Staples	—	7,464	—	7,464
Fixed Income - Energy	—	45,646	—	45,646
Fixed Income - Financials	—	32,400	—	32,400
Fixed Income - Foreign Government Obligation	—	13,180	—	13,180
Fixed Income - Health Care	—	19,873	—	19,873
Fixed Income - Industrials	—	30,685	—	30,685
Fixed Income - Information Technology	—	11,761	—	11,761
Fixed Income - Materials	—	28,759	—	28,759
Fixed Income - Mortgage-Backed Security	—	11,232	190	11,422
Fixed Income - Telecommunication Services	—	31,119	657	31,776
Fixed Income - Utilities	—	12,668	—	12,668
Cash & Cash Equivalent - Repurchase Agreement	—	10,407	—	10,407
Cash & Cash Equivalent - Securities Lending Collateral	9,603	—	—	9,603
Total	$13,579	$332,395	$1,499	$347,473

Level 3 Rollforward

Securities	Beginning Balance at 12/31/2008	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 9/30/2009
Equities - Consumer Discretionary	$—	$2	$—	$—	$1	$—	$3
Fixed Income - Financials	$2,993	$—	$—	$—	$—	$(2,993)	$—
Fixed Income - Asset-Backed Securities	$649	$35	$1	$—	$(36)	$—	$649
Fixed Income - Foreign Government Obligations	$481	$—	$—	$—	$—	$(481)	$—
Fixed Income - Mortgage-Backed Securities	$216	$—	$—	$(5)	$(21)	$—	$190
Fixed Income - Telecommunication Services	$—	$1,062	$20	$—	$(425)	$—	$657
Total	$4,339	$1,099	$21	$(5)	$(481)	$(3,474)	$1,499

The notes are an integral part of this report.

9

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Austria - 0.7%
Erste Group Bank AG	28,825	$1,288
Bermuda - 1.0%
Li & Fung, Ltd.	494,000	2,027
Canada - 2.0%
Canadian National Railway Co.	81,060	3,971
Czech Republic - 0.8%
Komercni Banka AS	7,719	1,539
France - 20.1%
Air Liquide SA	31,269	3,558
AXA SA	177,750	4,812
GDF Suez	95,763	4,252
Groupe Danone SA	48,978	2,951
Legrand SA	79,960	2,224
LVMH Moet Hennessy Louis Vuitton SA	71,480	7,189
Pernod-Ricard SA	39,662	3,150
Schneider Electric SA	59,990	6,081
Total SA	50,940	3,027
Vivendi	64,421	1,993
Germany - 12.1%
Bayer AG	70,185	4,862
Beiersdorf AG	36,280	2,131
Deutsche Boerse AG	38,660	3,160
E.ON AG	41,373	1,755
Linde AG	61,730	6,692
Merck KGAA	33,860	3,367
SAP AG	33,580	1,635
Hong Kong - 0.6%
CNOOC, Ltd.	842,000	1,134
India - 1.5%
Infosys Technologies, Ltd. ADR	61,920	3,003
Italy - 0.8%
Intesa Sanpaolo SpA ‡	348,363	1,541
Japan - 11.5%
AEON Credit Service Co., Ltd.	92,500	932
Canon, Inc.	99,600	4,028
Fanuc, Ltd.	26,900	2,412
Hirose Electric Co., Ltd.	10,400	1,172
Hoya Corp.	155,100	3,664
INPEX Corp.	499	4,258
KAO Corp.	75,900	1,877
Konica Minolta Holdings, Inc.	53,500	507
Lawson, Inc.	19,200	892
Shin-Etsu Chemical Co., Ltd.	30,100	1,851
Tokyo Electron, Ltd.	14,900	951
Jersey Channel Island - 1.8%
WPP PLC	421,032	3,613
Korea, Republic of - 1.5%
Samsung Electronics Co., Ltd.	4,103	2,838
Mexico - 1.0%
America Movil SAB de CV -Class L ADR	32,820	1,438
Grupo Modelo SAB de CV -Series C ‡	163,700	614
Netherlands - 6.8%
ASML Holding NV	19,845	584
Heineken NV	126,810	5,845
TNT NV	135,473	3,636
Wolters Kluwer NV	152,150	3,250
Singapore - 1.1%
Singapore Telecommunications, Ltd.	971,700	2,242
South Africa - 0.7%
MTN Group, Ltd.	83,770	1,362
Switzerland - 15.9%
Actelion, Ltd. ‡	28,386	1,763
Compagnie Financiere Richemont SA	75,011	2,119
Gam Holding, Ltd.	57,873	2,890
Givaudan SA	5,086	3,813
Nestle SA	201,656	8,594
Roche Holding AG	52,540	8,493
Sonova Holding AG	13,263	1,337
Swiss Reinsurance Co., Ltd.	20,920	944
UBS AG ‡	65,243	1,194
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	199,057	2,182
United Kingdom - 15.9%
BHP Billiton PLC	40,950	1,118
Burberry Group PLC	191,710	1,543
Diageo PLC	279,040	4,281
GlaxoSmithKline PLC	58,740	1,154
Hays PLC	343,920	572
HSBC Holdings PLC	263,985	3,021
Ladbrokes PLC	311,880	934
Reckitt Benckiser Group PLC	137,210	6,706
Royal Dutch Shell PLC -Class A	114,250	3,256
Smiths Group PLC	139,034	1,974
Standard Chartered PLC	136,418	3,362
Tesco PLC	217,050	1,386
William Hill PLC	617,300	1,739
United States - 1.8%
Synthes, Inc.	29,290	3,530
Total Common Stocks (cost $204,936)		193,213

	Principal
REPURCHASE AGREEMENT - 1.4%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $2,695 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $2,751.	$2,695	2,695
Total Repurchase Agreement (cost $2,695)

Total Investment Securities (cost $207,631) #		195,908
Other Assets and Liabilities - Net		(192)

Net Assets		$195,716

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Pharmaceuticals	9.1%	$17,876
Chemicals	8.0	15,914
Beverages	7.0	13,890
Oil, Gas & Consumable Fuels	6.0	11,675
Food Products	6.0	11,545
Textiles, Apparel & Luxury Goods	5.6	10,851
Commercial Banks	5.6	10,751
Media	4.5	8,856
Household Products	4.3	8,583
Electrical Equipment	4.3	8,305
Semiconductors & Semiconductor Equipment	3.3	6,555
Insurance	3.0	5,756
Health Care Equipment & Supplies	2.5	4,867
Electronic Equipment & Instruments	2.4	4,836
Office Electronics	2.3	4,535
Multi-Utilities	2.2	4,252
Capital Markets	2.1	4,084
Road & Rail	2.0	3,971
Air Freight & Logistics	1.9	3,636
Diversified Financial Services	1.6	3,160
IT Services	1.5	3,003
Wireless Telecommunication Services	1.4	2,800
Hotels, Restaurants & Leisure	1.4	2,673
Machinery	1.2	2,412
Food & Staples Retailing	1.2	2,278
Diversified Telecommunication Services	1.1	2,242
Personal Products	1.1	2,131
Distributors	1.0	2,027
Industrial Conglomerates	1.0	1,974
Biotechnology	0.9	1,763
Electric Utilities	0.9	1,755
Software	0.8	1,635
Metals & Mining	0.6	1,118
Consumer Finance	0.5	932
Professional Services	0.3	572
Investment Securities, at Value	98.6	193,213
Short-Term Investments	1.4	2,695
Total Investments	100.0%	$195,908

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $207,631. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,298 and $26,021, respectively. Net unrealized depreciation for tax purposes is $11,723.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

2

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$24,407	$—	$—	$24,407
Equities - Consumer Staples	38,426	—	—	38,426
Equities - Energy	11,675	—	—	11,675
Equities - Financials	24,683	—	—	24,683
Equities - Health Care	24,507	—	—	24,507
Equities - Industrials	20,870	—	—	20,870
Equities - Information Technology	20,563	—	—	20,563
Equities - Materials	17,032	—	—	17,032
Equities - Telecommunication Services	5,043	—	—	5,043
Equities - Utilities	6,007	—	—	6,007
Cash & Cash Equivalent - Repurchase Agreement	—	2,695	—	2,695
Total	$193,213	$2,695	$—	$195,908

The notes are an integral part of this report.

3

Transamerica Money Market VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 77.4%
Aerospace & Defense - 2.4%
Honeywell International, Inc.
0.22%, 10/02/2009 - 144A	$20,000	$20,000
Beverages - 3.9%
Coca-Cola Co.
0.15%, 11/09/2009 - 144A	9,300	9,298
0.26%, 10/06/2009 - 10/19/2009 -144A	23,400	23,399
Capital Markets - 4.1%
State Street Corp.
0.22%, 12/23/2009	11,600	11,595
0.23%, 12/21/2009 - 12/22/2009	22,200	22,188
Commercial Banks - 14.4%
Barclays Bank PLC
0.26%, 11/17/2009	9,000	8,997
0.30%, 10/15/2009	27,300	27,297
0.32%, 10/30/2009	6,250	6,248
Toronto-Dominion Holdings USA, Inc.
0.15%, 11/04/2009 - 144A	14,000	13,998
0.17%, 10/27/2009 - 144A	16,900	16,898
0.23%, 12/14/2009 - 144A	8,800	8,796
UBS Finance Delaware LLC
0.21%, 12/18/2009	20,000	19,991
0.35%, 10/05/2009	18,500	18,499
Commercial Services & Supplies - 1.3%
Pitney Bowes, Inc.
0.17%, 10/05/2009 - 144A	11,150	11,150
Consumer Finance - 4.4%
Toyota Motor Credit Corp.
0.28%, 11/02/2009	7,900	7,898
0.30%, 10/26/2009 - 10/29/2009	13,500	13,497
0.31%, 10/13/2009	15,500	15,498
Diversified Financial Services - 40.4%
Alpine Securitization
0.20%, 10/08/2009 - 10/14/2009 -144A	41,600	41,598
American Honda Finance Corp.
0.25%, 12/02/2009	3,000	2,999
0.31%, 11/19/2009	13,600	13,594
0.33%, 11/18/2009	10,000	9,996
Bank of America Corp.
0.40%, 12/07/2009	12,100	12,100
0.75%, 12/14/2009	7,500	7,500
CAFCO LLC
0.30%, 11/17/2009 - 144A	21,700	21,691
Ciesco LLC
0.30%, 11/03/2009 - 144A	6,000	5,998
0.40%, 10/26/2009 - 144A	11,200	11,197
General Electric Capital Corp.
0.16%, 10/20/2009	13,000	12,999
0.20%, 10/16/2009	13,300	13,299
0.21%, 10/27/2009	6,550	6,549
0.24%, 11/25/2009	7,900	7,897
Metlife Funding, Inc.
0.17%, 11/02/2009	3,000	3,000
0.18%, 10/28/2009	10,400	10,399
0.26%, 11/20/2009	27,300	27,290
Old Line Funding LLC
0.23%, 12/07/2009 - 12/10/2009 -144A	32,550	32,537
0.32%, 10/15/2009 - 144A	6,000	5,999
PACCAR Financial Corp.
0.16%, 10/09/2009	9,000	9,000
0.21%, 12/01/2009	15,800	15,794
0.22%, 11/25/2009	4,000	3,999
0.27%, 10/23/2009	8,500	8,499
Rabobank USA Financial Corp.
0.23%, 12/01/2009 - 12/10/2009	11,950	11,945
Wal-Mart Funding Corp.
0.22%, 10/08/2009 - 144A	41,500	41,497
Food Products - 1.7%
Nestle Capital Corp.
0.17%, 11/24/2009 - 144A	1,100	1,100
0.20%, 12/02/2009 - 144A	11,000	10,996
Unilever Capital Corp.
0.18%, 10/08/2009 - 144A	2,200	2,200
Health Care Equipment & Supplies - 2.9%
Medtronic, Inc.
0.19%, 10/29/2009 - 12/02/2009 -144A	24,600	24,594
Metals & Mining - 1.0%
Coca-Cola Co.
0.20%, 12/14/2009 - 144A	8,000	7,997
Software - 0.9%
Microsoft Corp.
0.16%, 11/19/2009 - 144A	7,100	7,098
Total Commercial Paper (cost $646,608)		646,608

CERTIFICATES OF DEPOSIT - 5.0%
Diversified Financial Services - 5.0%
Bank of America Corp.
0.50%, 12/28/2009	18,300	18,300
Rabobank Nederland NV N.Y.
0.33%, 10/05/2009	8,000	8,000
0.40%, 10/19/2009	15,000	15,001
Total Certificates of Deposits (cost $41,301)		41,301

CORPORATE DEBT SECURITIES - 6.9%
Capital Markets - 5.0%
Goldman Sachs Group, Inc. *
0.37%, 12/23/2009	4,000	4,002
0.52%, 11/16/2009	37,000	37,007
Commercial Banks - 1.3%
Wachovia Corp. *
0.86%, 11/24/2009	11,082	11,089
Diversified Financial Services - 0.6%
Merrill Lynch & Co., Inc.
4.25%, 02/08/2010	5,000	5,046
Total Corporate Debt Securities (cost $57,144)		57,144

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 10.0%
Province of Ontario Canada
0.21%, 11/30/2009	9,600	9,597
0.24%, 10/07/2009	21,150	21,149
0.27%, 10/09/2009	10,850	10,849
Province of Quebec Canada
0.19%, 10/23/2009 - 144A	9,400	9,399
0.21%, 12/09/2009 - 144A	7,900	7,897
0.24%, 11/05/2009 - 144A	17,300	17,296
0.25%, 12/02/2009 - 144A	7,000	6,997
Total Short-Term Foreign Government Obligations (cost $83,184)		83,184

The notes are an integral part of this report.

1

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Repurchase Agreement 0.01%, dated 9/30/2009, to be repurchased at $5,598 on 10/01/2009. Collateralized by U.S. Government Agency Obligations, 3.24% - 3.56%, due 04/01/2034, and with a total value of $5,711.	$5,598	$5,598
Total Repurchase Agreement (cost $5,598)

Total Investment Securities (cost $833,835) #		833,835
Other Assets and Liabilities - Net		71

Net Assets		$833,906

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.
#	Aggregate cost for federal income tax purposes is $833,835.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $359,630, or 43.13%, of the Fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Financials	$—	$57,144	$—	$57,144
Cash & Cash Equivalent - Consumer Staples	—	46,993	—	46,993
Cash & Cash Equivalent - Financials	—	570,077	—	570,077
Cash & Cash Equivalent - Health Care	—	24,594	—	24,594
Cash & Cash Equivalent - Industrials	—	31,150	—	31,150
Cash & Cash Equivalent - Information Technology	—	7,098	—	7,098
Cash & Cash Equivalent - Materials	—	7,997	—	7,997
Cash & Cash Equivalent - Repurchase Agreement	—	5,598	—	5,598
Cash & Cash Equivalent - Short -Term Foreign Government Obligations	—	83,184	—	83,184
Total	$—	$833,835	$—	$833,835

The notes are an integral part of this report.

2

Transamerica Munder Net50 VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Capital Markets - 1.6%
TD Ameritrade Holding Corp. ‡	75,000	$1,472
Communications Equipment - 7.5%
Cisco Systems, Inc. ‡	145,000	3,413
Juniper Networks, Inc. ‡	27,100	732
Qualcomm, Inc.	41,300	1,858
Research In Motion, Ltd. ‡	7,150	483
Riverbed Technology, Inc. ‡	25,000	549
Computers & Peripherals - 11.7%
Apple, Inc. ‡	22,950	4,254
EMC Corp. -Series MA ‡	78,000	1,329
Hewlett-Packard Co.	44,000	2,077
International Business Machines Corp.	15,400	1,842
NetApp, Inc. ‡	54,300	1,449
Diversified Consumer Services - 0.9%
Apollo Group, Inc. -Class A ‡	11,000	810
Hotels, Restaurants & Leisure - 1.7%
Ctrip.com International, Ltd. ADR ‡	26,750	1,573
Insurance - 0.5%
eHealth, Inc. ‡	29,900	434
Internet & Catalog Retail - 11.0%
Amazon.com, Inc. ‡	31,100	2,904
Bidz.com, Inc. ‡ Λ	69,589	242
Blue Nile, Inc. ‡ Λ	11,000	683
Expedia, Inc. ‡	59,869	1,434
NetFlix, Inc. ‡ Λ	26,400	1,219
PetMed Express, Inc.	72,839	1,373
priceline.com, Inc. ‡ Λ	15,200	2,520
Internet Software & Services - 40.5%
Akamai Technologies, Inc. ‡	78,300	1,541
Baidu, Inc. ADR ‡	7,200	2,816
Digital River, Inc. ‡	26,600	1,073
eBay, Inc. ‡	161,400	3,811
Google, Inc. -Class A ‡	7,400	3,669
GSI Commerce, Inc. ‡	64,500	1,245
IAC/InterActiveCorp ‡	50,120	1,012
Knot, Inc. ‡	54,400	594
Mercadolibre, Inc. ‡ Λ	14,500	558
Move, Inc. ‡	1,476,583	3,987
Netease.com ADR ‡	44,800	2,046
Perfect World Co., Ltd. -Class B ADR ‡	14,000	673
SINA Corp. ‡	29,350	1,114
Sohu.com, Inc. ‡	14,350	987
Techtarget, Inc. ‡	180,179	1,027
Tencent Holdings, Ltd.	47,000	760
TheStreet.com, Inc.	337,000	977
Valueclick, Inc. ‡	45,000	594
Verisign, Inc. ‡	85,200	2,018
Vistaprint NV ‡	12,000	609
WebMD Health Corp. -Class A ‡ Λ	39,200	1,298
Yahoo!, Inc. ‡	305,500	5,442
IT Services - 0.6%
NeuStar, Inc. -Class A ‡	24,000	542
Professional Services - 4.2%
51Job, Inc. ADR ‡	44,500	623
Monster Worldwide, Inc. ‡	188,900	3,302
Real Estate Management & Development - 0.1%
ZipRealty, Inc. ‡	27,700	116
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	43,000	576
Intel Corp.	67,800	1,327
Software - 15.3%
BMC Software, Inc. ‡	13,700	514
Check Point Software Technologies ‡	101,200	2,869
Microsoft Corp.	126,350	3,272
Oracle Corp.	70,000	1,459
Red Hat, Inc. ‡	41,400	1,144
Salesforce.com, Inc. ‡	15,900	905
Shanda Interactive Entertainment, Ltd. ADR ‡ Λ	14,500	742
Sourceforge, Inc. ‡	351,900	443
Symantec Corp. ‡	65,000	1,071
Synopsys, Inc. ‡	82,300	1,845
Total Common Stocks (cost $78,951)		91,251

Principal
REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,572 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $1,608.	$1,572	1,572
Total Repurchase Agreement (cost $1,572)

	Shares
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	2,612,763	2,613
Total Securities Lending Collateral (cost $2,613)

Total Investment Securities (cost $83,136) #		95,436
Other Assets and Liabilities - Net		(1,956)

Net Assets		$93,480

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $2,552.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $83,136. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,057 and $3,757, respectively. Net unrealized appreciation for tax purposes is $12,300.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$12,758	$—	$—	$12,758
Equities - Financials	2,022	—	—	2,022
Equities - Industrials	3,925	—	—	3,925
Equities - Information Technology	72,546	—	—	72,546
Cash & Cash Equivalent - Repurchase Agreement	—	1,572	—	1,572
Cash & Cash Equivalent - Securities Lending Collateral	2,613	—	—	2,613
Total	$93,864	$1,572	$—	$95,436

The notes are an integral part of this report.

2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.3%
U.S. Treasury Bond
3.25%, 07/31/2016	$14,100	$14,430
4.25%, 05/15/2039	4,300	4,448
4.50%, 02/15/2036 - 08/15/2039	36,300	39,092
5.25%, 02/15/2029	1,500	1,741
7.88%, 02/15/2021	36,100	50,326
8.13%, 05/15/2021	600	852
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	21,065	22,638
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/2015	5,978	6,090
2.00%, 07/15/2014	12,796	13,300
U.S. Treasury Note
1.00%, 09/30/2011	24,700	24,719
2.38%, 08/31/2014 - 09/30/2014	4,810	4,828
2.63%, 07/31/2014	6,800	6,914
3.00%, 08/31/2016	32,900	33,095
3.50%, 02/15/2018	14,100	14,401
3.63%, 08/15/2019	3,500	3,592
3.88%, 05/15/2018	1,200	1,258
Total U.S. Government Obligations (cost $237,367)	241,724

U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.5%
Fannie Mae
2.25%, 06/01/2043 *	414	415
2.31%, 08/01/2035 *	38	38
2.76%, 07/01/2032 *	8	8
3.95%, 01/01/2028 *	93	93
4.00%, 08/01/2013 - 10/01/2024	56,963	58,053
4.26%, 10/01/2035 *	35	36
4.50%, 03/01/2010 - 03/25/2017	801	820
4.66%, 12/01/2034 *	33	34
4.71%, 09/01/2035 *	3,328	3,436
4.79%, 08/01/2035 *	2,496	2,574
4.81%, 05/01/2035 *	1,444	1,508
5.00%, 07/25/2019 - 02/01/2036	58,432	61,241
5.50%, 03/01/2016 - 12/01/2038	340,395	357,192
6.00%, 05/01/2017 - 09/01/2038	13,337	14,107
6.36%, 08/01/2036 *	1,237	1,322
6.50%, 05/01/2034 - 06/17/2038	4,469	4,833
Fannie Mae, TBA
4.50%, 10/01/2038	17,000	17,219
5.00%, 10/01/2038	34,300	35,426
6.50%, 10/01/2036	700	747
Freddie Mac
0.62%, 12/15/2029 *	100	98
2.41%, 10/25/2044 *	2,517	2,459
2.45%, 07/25/2044 *	1,299	1,275
3.23%, 08/01/2023 *	96	97
4.25%, 09/15/2024	433	437
4.50%, 10/01/2013 - 06/15/2017	2,317	2,390
4.74%, 09/01/2035 *	3,328	3,470
5.00%, 08/15/2016 - 05/15/2026	17,581	18,045
5.29%, 09/01/2035 *	309	321
5.50%, 03/15/2017	319	332
6.50%, 07/25/2043	142	153
Ginnie Mae
6.00%, 05/15/2036 - 09/15/2039	110,492	116,931
6.50%, 02/15/2029 - 02/15/2039	17,993	19,139
Ginnie Mae, TBA
5.50%, 11/01/2035	200	209
Overseas Private Investment Corp.
5.10%, 12/10/2012	5,700	6,138
5.75%, 04/15/2014	3,900	4,303
Total U.S. Government Agency Obligations (cost $714,492)	734,899

FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
Brazil Notas Do Tesouro Nacional
10.00%, 01/01/2017	BRL	59,100	30,049
Bundesrepublik Deutschland
5.63%, 01/04/2028	EUR	6,400	11,316
6.25%, 01/04/2030	EUR	3,800	7,233
Export-Import Bank of Korea
8.13%, 01/21/2014	$13,100	14,803
Hong Kong Government
5.13%, 08/01/2014 -144A	2,700	2,960
Korea Expressway Corp.
5.13%, 05/20/2015 -144A	850	846
Province of Ontario Canada
4.70%, 06/02/2037	CAD	7,500	7,173
6.50%, 03/08/2029	CAD	10,800	12,511
Republic of Brazil
10.25%, 01/10/2028	BRL	2,800	1,517
Total Foreign Government Obligations (cost $80,930)	88,408

MORTGAGE-BACKED SECURITIES - 8.9%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 2A1
5.16%, 09/25/2035	$450	322
American Home Mortgage Assets
Series 2006-4, Class 1A12
0.48%, 10/25/2046 *	5,986	2,700
Series 2006-5, Class A1
1.97%, 11/25/2046 *	1,120	451
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
5.66%, 09/25/2045 *	11	7
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049	490	433
Banc of America Funding Corp.
Series 2005-D, Class A1
3.55%, 05/25/2035 *	266	250
Series 2006-J, Class 4A1
6.09%, 01/20/2047	296	193
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
4.37%, 01/25/2035 *	1,415	1,283
BCAP LLC Trust
Series 2006-AA2, Class A1
0.44%, 01/25/2037 *	1,640	768
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.54%, 08/25/2033 *	3,066	2,906

The notes are an integral part of this report.

	Principal	Value
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2003-8, Class 2A1
5.40%, 01/25/2034 *	$147	$138
Series 2003-8, Class 4A1
4.90%, 01/25/2034 *	259	235
Series 2003-9, Class 2A1
5.16%, 02/25/2034 *	344	290
Series 2004-10, Class 22A1
4.97%, 01/25/2035	303	274
Series 2005-2, Class A2
2.22%, 03/25/2035 *	1,263	1,119
Series 2005-5, Class A1
2.49%, 08/25/2035 *	29	25
Series 2005-5, Class A2
4.55%, 08/25/2035 *	820	719
Series 2005-7, Class 22A1
5.49%, 09/25/2035	910	576
Series 2006-6, Class 32A1
5.67%, 11/25/2036	1,386	834
Series 2006-7, Class 1A2
0.49%, 12/25/2046 *	311	26
Series 2006-8, Class 3A1
0.43%, 02/25/2034 *	1,183	832
Series 2006-R1, Class 2E21
5.29%, 08/25/2036 *	1,000	424
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.64%, 01/26/2036	894	523
Series 2007-R6, Class 2A1
5.71%, 12/26/2046	617	387
Chaseflex Trust
Series 2007-3, Class 1A2
0.73%, 07/25/2037 *	4,124	1,995
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
4.75%, 08/25/2035 *	1,290	1,110
Series 2005-6, Class A2
4.25%, 08/25/2035 *	1,045	856
Series 2007-10, Class 22AA
5.99%, 09/25/2037	6,184	3,837
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	800	738
Series 2007-CD5, Class A4
5.89%, 11/15/2044	400	373
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	43	37
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	526	504
Series 2005-11CB, Class 2A8
4.50%, 06/25/2035	28	27
Series 2005-56, Class 5A2
1.04%, 11/25/2035 *	1,070	566
Series 2005-59, Class 1A1
0.62%, 11/20/2035 *	13	7
Series 2005-62, Class 2A1
2.05%, 12/25/2035 *	10	5
Series 2005-81, Class A1
0.55%, 02/25/2037 *	2,472	1,280
Series 2006-OA1, Class 2A1
0.48%, 03/20/2046 *	2,008	994
Series 2006-OA17, Class 1A1A
0.47%, 12/20/2046 *	6,127	3,003
Series 2006-OA19, Class A1
0.45%, 02/20/2047 *	2,341	1,108
Series 2006-OA9, Class 2A1A
0.48%, 07/20/2046 *	16	7
Series 2007-HY4, Class 1A1
5.24%, 06/25/2037	4,781	2,363
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
5.29%, 10/19/2032 *	98	46
Series 2004-12, Class 11A1
4.00%, 08/25/2034	182	119
Series 2003-R4, Class 2A
6.50%, 01/25/2034 -144A	780	568
Series 2004-R1, Class 2A
6.50%, 11/25/2034 -144A	1,113	990
Series 2005-HY10, Class 5A1
5.54%, 02/20/2036	612	409
Series 2006-OA5, Class 2A2
0.57%, 04/25/2036 *	809	168
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
3.76%, 06/25/2033	1,166	992
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	7,230	6,146
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1
3.15%, 07/25/2033 *	1,295	1,206
Series 2005-AR3, Class 2A1
5.37%, 08/25/2035 *	185	153
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.47%, 12/25/2046 *	800	93
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
4.47%, 10/25/2033 *	421	347
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.34%, 03/06/2020 -144A *	1,858	1,709
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.12%, 09/25/2035 *	808	747
Series 2006-AR1, Class 2A1
5.17%, 01/25/2036	16	12
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
5.23%, 07/19/2035	882	637
Series 2006-1, Class 2A1A
0.52%, 03/19/2036 *	3,440	1,615
Series 2006-5, Class 2A1A
0.46%, 07/19/2046 *	1,322	620
Series 2006-7, Class 2A1A
0.48%, 09/19/2046 *	930	440
Series 2007-1, Class 2A1A
0.41%, 04/19/2038 *	2,183	1,006

The notes are an integral part of this report.

	Principal	Value
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
4.97%, 12/25/2034 *	$117	$71
Series 2006-AR12, Class A1
0.46%, 09/25/2046 *	1,068	482
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 06/12/2047	210	180
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	725	694
Series 2007-A1, Class 5A5
4.61%, 07/25/2035 *	3,999	3,654
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	690	560
Series 2007-C7, Class A3
5.87%, 09/15/2045	4,700	4,149
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.65%, 03/25/2036 *	481	228
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	4,000	3,159
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
4.25%, 10/25/2035 *	18,550	16,106
Series 2005-2, Class 2A
4.25%, 10/25/2035 *	589	507
Series 2005-2, Class 3A
1.27%, 10/25/2035 *	152	134
Series 2005-3, Class 4A
0.52%, 11/25/2035 *	106	76
Series 2005-A10, Class A
0.48%, 02/25/2036 *	464	267
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
6.08%, 06/11/2049	400	351
Series 2007-XLFA, Class A1
0.33%, 10/15/2020 -144A *	1,898	1,450
Nomura Asset Acceptance Corp.
Series R1, Class A1
6.50%, 03/25/2034 -144A	1,034	919
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.67%, 10/25/2045 *	718	383
Series 2006-QO6, Class A1
0.43%, 06/25/2046 *	943	445
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.67%, 01/25/2046 *	938	436
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	34	34
Series 2005-SA4, Class 1A21
5.20%, 09/25/2035	1,268	846
Sequoia Mortgage Trust
Series 10, Class 2A1
0.65%, 10/20/2027 *	106	89
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
3.75%, 01/25/2035 *	401	309
Series 2005-17, Class 3A1
5.46%, 08/25/2035 *	144	103
Series 2005-18, Class 3A1
5.40%, 09/25/2035 *	4,799	3,663
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.94%, 09/19/2032 *	72	53
Series 2005-AR5, Class A1
0.53%, 07/19/2035 *	84	63
Series 2005-AR5, Class A2
0.53%, 07/19/2035 *	183	132
Series 2005-AR5, Class A3
0.53%, 07/19/2035 *	358	270
Series 2005-AR8, Class A1A
0.55%, 02/25/2036 *	429	235
Series 2006-AR3, Class 12A1
0.49%, 05/25/2036 *	2,598	1,212
Series 2006-AR6, Class 2A1
0.46%, 07/25/2046 *	6,117	2,897
Series 2006-AR7, Class A8
0.34%, 08/25/2036 *	114	111
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.38%, 01/25/2037 *	900	824
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.36%, 09/15/2021 -144A *	1,660	1,237
Series 2007-C30, Class A5
5.34%, 12/15/2043	5,100	3,882
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A
2.85%, 02/27/2034 *	176	163
Series 2003-AR9, Class 2A
3.43%, 09/25/2033 *	5,604	5,208
Series 2003-R1, Class A1
0.81%, 12/25/2027 *	4,946	3,484
Series 2004-AR1, Class A
3.71%, 03/25/2034	523	486
Series 2006-AR10, Class 1A1
5.92%, 09/25/2036 *	2,640	1,971
Series 2006-AR17, Class 1A
1.72%, 12/25/2046 *	1,232	546
Series 2006-AR19, Class 1A1A
1.78%, 01/25/2047 *	353	187
Series 2006-AR3, Class A1A
2.05%, 02/25/2046 *	1,470	752
Series 2006-AR7, Class 3A
3.10%, 07/25/2046 *	2,741	1,593
Series 2006-AR7, Class C1B2
0.49%, 07/25/2046 *	705	196
Series 2006-AR9, Class 2A
3.10%, 08/25/2046 *	2,419	1,378
Series 2007-HY1, Class 1A1
5.68%, 02/25/2037 *	1,080	690
Series 2007-HY1, Class 4A1
5.39%, 02/25/2037	6,019	3,871
Series 2007-OA1, Class A1A
1.75%, 02/25/2047 *	6,198	3,230

The notes are an integral part of this report.

	Principal	Value
WaMu Mortgage Pass Through Certificates (continued)
Series 2007-OA3, Class 2A1A
1.81%, 04/25/2047 *	$837	$401
Series 2007-OA6, Class 1A
1.86%, 07/25/2047 *	1,130	519
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	565	568
Series 2004-CC, Class A1
4.94%, 01/25/2035 *	936	847
Series 2004-Z, Class 2A1
4.56%, 12/25/2034 *	1,033	949
Series 2006-AR10, Class 5A6
5.59%, 07/25/2036 *	18	13
Series 2006-AR4, Class 2A6
5.78%, 04/25/2036 *	801	212
Series 2006-AR8, Class 2A4
5.24%, 04/25/2036	3,272	2,684
Total Mortgage-Backed Securities (cost $164,513)		132,707

ASSET-BACKED SECURITIES - 1.9%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.56%, 07/25/2032 *	6	4
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.62%, 07/25/2035 *	132	100
Series 2006-HE1, Class A2A
0.33%, 01/25/2037 *	882	781
Aurum CLO, Ltd.
Series 2002-1A, Class A1
0.94%, 04/15/2014 -144A *	2,471	2,294
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.93%, 10/25/2032 *	45	36
Series 2006-SD4, Class 1A1
4.86%, 10/25/2036 *	1,095	646
Chase Issuance Trust
Series 2009-A8, Class A8
0.65%, 09/17/2012 *	3,500	3,499
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.38%, 08/25/2036 *	140	116
Series 2006-WFH3, Class A2
0.37%, 10/25/2036 *	1,015	962
Series 2007-AHL1, Class A2A
0.31%, 12/25/2036 *	219	183
Countrywide Asset-Backed Certificates
Series 2006-22, Class 2A1
0.32%, 05/25/2047 *	27	25
Series 2006-24, Class 2A1
0.32%, 06/25/2047 *	1,383	1,310
Series 2006-25, Class 2A1
0.34%, 05/25/2028 *	513	494
Series 2006-SD1, Class A1
0.43%, 02/25/2036 -144A *	172	165
Series 2007-5, Class 2A1
0.37%, 09/25/2047 *	1,600	1,480
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF18, Class A2A
0.34%, 12/25/2037 *	444	428
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.33%, 01/25/2037 *	90	59
Home Equity Asset Trust
Series 2002-1, Class A4
0.87%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2006-WMC3, Class A2
0.32%, 08/25/2036 *	4	4
Series 2007-CH3, Class A2
0.35%, 03/25/2037 *	338	278
Lehman XS Trust
Series 2006-16N, Class A1A
0.35%, 11/25/2046 *	1,102	968
Series 2006-17, Class WF11
0.39%, 11/25/2036 *	126	125
Series 2006-4N, Class A1B1
0.44%, 04/25/2046 *	739	607
Series 2006-GP4, Class 2A2
0.50%, 08/25/2046 *	694	147
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
0.33%, 10/25/2036 *	69	68
Merrill Lynch Mortgage Investors, Inc.
Series 2006-MLN1, Class A2A
0.34%, 07/25/2037 *	35	34
Morgan Stanley Capital I
Series 2006-HE7, Class A2A
0.32%, 09/25/2036 *	346	340
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.32%, 12/25/2036 *	24	23
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.34%, 01/25/2047 *	1,936	1,669
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.53%, 06/25/2035 *	26	21
Residential Asset Mortgage Products, Inc.
Series 2006-RZ5, Class A1A
0.37%, 08/25/2046 *	477	462
Residential Asset Securities Corp.
Series 2007-KS1, Class A1
0.33%, 01/25/2037 *	700	654
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
0.31%, 01/25/2037 *	1,012	888
Small Business Administration
Series 2004-P10A, Class 1
4.50%, 02/10/2014	547	563
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	363	385
Series 2004-20C, Class 1
4.34%, 03/01/2024	2,127	2,205
Series 2008-20L, Class 1
6.22%, 12/01/2028	4,108	4,529
Soundview Home Equity Loan Trust
Series 2006-EQ2, Class A1
0.35%, 01/25/2037 *	48	47

The notes are an integral part of this report.

		Principal	Value
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.56%, 01/25/2033 *	$2		$1
Series 2006-BC3, Class A2
0.32%, 10/25/2036 *		760	712
Series 2007-GEL1, Class A1
0.37%, 01/25/2037 -144A *		1,431	876
Wells Fargo Home Equity Trust
Series 2007-1, Class A1
0.37%, 03/25/2037 *		254	250
Total Asset-Backed Securities (cost $30,495)			28,439

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.7%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2030		4,400	3,972
Chicago Transit Authority -Class A
6.90%, 12/01/2040		18,400	20,738
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047		300	225
Los Angeles Department of Water & Power
5.00%, 07/01/2044		6,900	7,252
Los Angeles Unified School District -Class A
4.50%, 07/01/2022		2,155	2,256
New York City Municipal Water Finance Authority
5.75%, 06/15/2040		6,200	7,106
Palomar Community College District
4.75%, 05/01/2032		100	104
State of California
5.65%, 04/01/2039		14,400	15,306
7.50%, 04/01/2034		1,100	1,227
7.55%, 04/01/2039		3,400	3,793
Tobacco Securitization Authority
5.13%, 06/01/2046		3,100	2,330
Tobacco Settlement Financing Corp.
5.00%, 06/01/2041		4,000	3,018
5.88%, 05/15/2039		100	97
7.47%, 06/01/2047		2,595	2,039
Total Municipal Government Obligations (cost $65,997)			69,463

CORPORATE DEBT SECURITIES - 18.0%
Automobiles - 0.0%
Motors Liquidation Co.
8.38%, 07/05/2033 Џ	EUR	2,000	410
Capital Markets - 1.8%
Bear Stearns Cos., Inc.
7.63%, 12/07/2009	$560		567
Goldman Sachs Group, Inc.
1.17%, 11/15/2014 *	EUR	900	1,211
1.19%, 02/04/2013 *	EUR	800	1,112
6.25%, 09/01/2017	$5,000		5,288
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2039 Џ		4,800	804
5.63%, 01/24/2013 Џ		9,800	1,727
6.75%, 12/28/2017 Џ		4,000	♦
6.88%, 05/02/2018 Џ		1,200	213
Morgan Stanley
0.76%, 10/15/2015 *		1,100	1,006
6.63%, 04/01/2018		13,900	14,698
6.75%, 04/15/2011		400	427
Commercial Banks - 5.4%
ANZ National International, Ltd.
6.20%, 07/19/2013 -144A		11,800	12,912
Barclays Bank PLC
5.45%, 09/12/2012		9,400	10,101
6.05%, 12/04/2017 -144A		6,000	6,038
7.43%, 12/15/2017 -144A Ž ¡		2,000	1,750
10.18%, 06/12/2021 -144A		5,520	7,255
Fortis Bank Nederland Holding NV
1.74%, 06/10/2011 *	EUR	3,200	4,691
HSBC Capital Funding LP
10.18%, 06/30/2030 -144A Ž ¡	$100		114
ING Bank NV
2.63%, 02/05/2012 -144A		19,200	19,406
Lloyds TSB Bank PLC
0.95%, 06/09/2011 *	EUR	2,500	3,666
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 Ž ¡	$7,000		3,430
Sumitomo Mitsui Banking Corp.
5.63%, 10/15/2015 -144A Ž ¡		550	523
Wells Fargo & Co.
7.98%, 03/15/2018 Ž ¡		12,700	11,557
Commercial Services & Supplies - 0.1%
Waste Management, Inc.
7.38%, 08/01/2010		700	733
Consumer Finance - 1.8%
American Express Credit Corp.
5.88%, 05/02/2013		15,900	16,859
Capital One Financial Corp.
6.75%, 09/15/2017		3,400	3,608
Ford Motor Credit Co. LLC
7.00%, 10/01/2013		800	751
HSBC Finance Corp.
0.38%, 03/12/2010 *		3,200	3,189
Tyco International Finance SA
6.38%, 10/15/2011		1,510	1,628
Diversified Financial Services - 4.4%
Bank of America Corp.
5.65%, 05/01/2018		7,900	7,801
Bear Stearns Cos. LLC
5.70%, 11/15/2014		4,400	4,713
6.40%, 10/02/2017		2,200	2,393
6.95%, 08/10/2012		4,400	4,898
7.25%, 02/01/2018		1,500	1,713
Citigroup, Inc.
5.50%, 04/11/2013		5,500	5,628
5.88%, 05/29/2037		1,100	959
General Electric Capital Corp.
5.88%, 01/14/2038		3,700	3,393
6.50%, 09/15/2067 -144A ¡	GBP	3,800	4,793
6.88%, 01/10/2039	$300		314
GMAC, Inc.
6.63%, 05/15/2012		2,600	2,369
7.00%, 02/01/2012 Λ		2,800	2,580
7.25%, 03/02/2011		700	673

The notes are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co.
6.00%, 10/01/2017	$2,200		$2,314
6.30%, 04/23/2019		3,000	3,275
Merrill Lynch & Co., Inc.
1.16%, 01/31/2014 *	EUR	2,100	2,784
6.05%, 08/15/2012	$400		427
6.88%, 04/25/2018		7,200	7,572
Petroleum Export, Ltd.
5.27%, 06/15/2011 -144A		355	346
Santander SA
0.37%, 11/20/2009 -144A *		4,700	4,700
6.67%, 10/24/2017 -144A Ž ¡		2,100	1,847
Diversified Telecommunication Services - 0.1%
KT Corp.
4.88%, 07/15/2015 -144A		900	882
Electric Utilities - 0.1%
Progress Energy, Inc.
6.85%, 04/15/2012		440	479
7.10%, 03/01/2011		282	299
PSEG Power LLC
6.95%, 06/01/2012		921	1,011
Foreign Government Obligation - 0.4%
Societe Financement de L’economie Francaise
3.38%, 05/05/2014 -144A		5,500	5,647
Health Care Providers & Services - 0.0%
HCA, Inc.
9.25%, 11/15/2016		600	620
Insurance - 1.5%
American International Group, Inc.
8.18%, 05/15/2038 ¡		13,400	8,040
8.25%, 08/15/2018		12,300	10,452
Metropolitan Life Global Funding I
0.48%, 05/17/2010 -144A *		2,600	2,595
Principal Life Income Funding Trusts
5.30%, 04/24/2013		1,000	1,026
Media - 0.0%
Time Warner, Inc.
6.88%, 05/01/2012		410	451
Metals & Mining - 0.2%
Alcoa, Inc.
6.75%, 07/15/2018		2,300	2,306
Oil, Gas & Consumable Fuels - 0.9%
El Paso Corp.
7.75%, 01/15/2032		425	389
7.80%, 08/01/2031		125	115
Enterprise Products Operating LLC
4.95%, 06/01/2010		500	508
GAZ Capital SA
8.15%, 04/11/2018 -144A		1,200	1,268
8.63%, 04/28/2034 Reg S		2,300	2,512
Kerr-McGee Corp.
6.88%, 09/15/2011		2,500	2,684
NGPL Pipeco LLC
7.12%, 12/15/2017 -144A		4,100	4,587
Sonat, Inc.
7.63%, 07/15/2011		1,000	1,020
Road & Rail - 0.0%
Norfolk Southern Corp.
6.75%, 02/15/2011		550	587
Thrifts & Mortgage Finance - 0.0%
Nykredit Realkredit A/S
3.26%, 10/01/2038 *	DKK	52	$10
Realkredit Danmark A/S
2.73%, 01/01/2038 *	DKK	67	13
Tobacco - 1.3%
Altria Group, Inc.
9.25%, 08/06/2019	$13,000		15,885
9.70%, 11/10/2018		1,200	1,491
Reynolds American, Inc.
7.63%, 06/01/2016		800	856
Wireless Telecommunication Services - 0.0%
AT&T Mobility LLC
6.50%, 12/15/2011		560	616
Total Corporate Debt Securities (cost $285,640)			267,515

	Shares
CONVERTIBLE PREFERRED STOCKS - 0.2%
Commercial Banks - 0.1%
Wells Fargo & Co., 7.50% 	2,900	2,590
Insurance - 0.1%
American International Group, Inc., 8.50% 	97,000	1,120
Total Convertible Preferred Stocks (cost $9,965)		3,710

PREFERRED STOCKS - 0.2%
Thrifts & Mortgage Finance - 0.2%
DG Funding Trust, 0.64% -144A  §	380	3,234
U.S. Government Agency Obligation - 0.0%
Fannie Mae, 8.25%  ■ ‡	65,000	105
Total Preferred Stocks (cost $5,667)		3,339

	Principal
LOAN ASSIGNMENTS - 0.8%
Automobiles - 0.3%
DaimlerChrysler Finance Co.
4.25%, 08/03/2012 *	$4,900	4,693
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC
6.48%, 10/10/2014	378	297
8.40%, 10/10/2014	3,562	2,797
Health Care Providers & Services - 0.2%
HCA, Inc.
6.01%, 11/18/2013	3,480	3,278
Media - 0.1%
CSC Holdings, Inc.
1.00%, 02/24/2013 *	1,477	1,415
Total Loan Assignments (cost $13,013)		12,480

PREFERRED CORPORATE DEBT SECURITY - 0.2%
Commercial Banks - 0.2%
Rabobank Nederland NV
11.00%, 06/30/2019 -144A Ž ¡	1,910	2,340
Total Preferred Corporate Debt Security (cost $2,061)

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill (a)
0.14%, 02/25/2010 	1,620	1,618
Total Short-Term U.S. Government Obligation (cost $1,618)

The notes are an integral part of this report .

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
U.S. Treasury Repurchase Agreements 0.03% - 0.07%, dated 09/30/2009, to be repurchased at $5,600 on 10/01/2009. Collateralized by a U.S. Treasury Notes 2.75% - 3.00%, ranging from 02/28/2013 to 09/30/2016, and with values of $5,728.	$5,600	$5,600
Total Repurchase Agreement (cost $5,600)

	Shares
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	2,133,600	2,134
Total Securities Lending Collateral (cost $2,134)

Total Investment Securities (cost $1,619,492) #		1,594,376
Other Assets and Liabilities - Net		(106,987)

Net Assets		$1,487,389

	Principal
SECURITIES SOLD SHORT (12.0%)
Fannie Mae, TBA (b)
5.00%, due 11/01/2035 - 10/01/2038	$(28,100)	(28,942)
5.50%, due 11/01/2022 - 11/01/2037	(130,000)	(135,611)
6.00%, due 11/01/2037 - 10/01/2038	(12,500)	(13,171)
6.50%, due 10/01/2036 - 11/01/2036	(1,400)	(1,493)
Total Securities Sold Short (proceeds $(178,764))		(179,217)

	Notional Amount
WRITTEN SWAPTIONS - 0.0%
Put Swaptions - 0.0%
5-Year IRO USD	(22,100)	(35)
Put Strike $3.42
Expires 11/23/2009
5-Year IRO USD	(19,000)	(10)
Put Strike $3.75
Expires 11/23/2009
7-Year IRO USD	(44,800)	(60)
Put Strike $4.00
Expires 11/23/2009
7-Year IRO USD	(68,200)	(91)
Put Strike $4.00
Expires 11/23/2009
10-Year IRO MYC	(9,700)	(18)
Put Strike $4.35
Expires 11/23/2009
10-Year IRO RYL	(41,900)	(78)
Put Strike $4.35
Expires 11/23/2009
10-Year USD	(2,800)	(5)
Put Strike $4.35
Expires 11/23/2009
Call Swaptions - 0.0%
10-Year IRO RYL	(20,000)	(60)
Call Strike $3.00
Expires 11/23/2009
Total Written Swaptions (Premiums: $1,334)		(356)

SWAP AGREEMENTS (c)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 09/30/2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Alcoa, Inc., 6.75%, 07/15/2018	1.33%	09/20/2018	BRC	409.29	$2,300	$187	$—	$187
BFC Genesee, Ltd., 1.93%, 01/01/2041 * §	2.25%	01/10/2041	CBK	96.03	2,460	2,292	—	2,292
Montauk Point CDO, Ltd. 2006-2 A4 1.73%, 04/06/2046 * §	2.22%	01/06/2046	FBF	2,884.31	2,500	2,375	—	2,375
						$4,854	$—	$4,854

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 09/30/2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc. 9.25%, 08/06/2019	1.46%	03/20/2019	DUB	84.74	$13,000	$(383)	$—	$(383)
John Deere Capital Corp. 6.00%, 02/15/2009	1.75%	09/20/2013	BRC	137.45	2,500	107	—	107
Reynolds American Inc., 7.63%, 06/01/2016	1.28%	06/20/2017	GST	251.23	2,100	(106)	—	(106)
Time Warner, Inc. 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	37.73	410	(13)	—	(13)
						$(395)	$—	$(395)

The notes are an integral part of this report.

(all amounts in thousands)

(unaudited)

SWAP AGREEMENTS (continued) (c)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid	Unrealized Appreciation
Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	$13,400	$626	$—	$626
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	GST	13,176	478	207	271
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	RYL	3,806	138	51	87
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	BRC	8,686	315	100	215
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	MYC	12,200	442	278	164
					$1,999	$636	$1,363

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)
Asset-Backed Securities Index	0.11%	05/25/2046	GST	$3,980	$(2,330)	$(1,293)	$(1,037)
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	MYC	45,872	(441)	(1,568)	1,127
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	GST	22,741	(189)	(661)	472
Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	9,600	(1,187)	—	(1,187)
					$(4,147)	$(3,522)	$(625)

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)
6-month GBP-LIBOR	0.82%	09/15/2010	BRC	GBP	6,700	$432	$(176)	$608
6-month GBP-LIBOR	2.05%	09/15/2010	RYL	GBP	3,100	200	(92)	292
BRL-CDI	12.67%	01/04/2010	MYC	BRL	4,800	62	—	62
BRL-CDI	12.67%	01/04/2010	MLC	BRL	15,700	238	—	238
BRL-CDI	1.00%	01/02/2012	UAG	BRL	13,000	(34)	—	(34)
						$898	$(268)	$1,166

FUTURES CONTRACTS: (d)

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation
2-Year U.S. Treasury Note	14	12/31/2009	$6
3-Month EURIBOR	126	06/14/2010	153
3-Month EURIBOR	183	09/13/2010	481
3-Month Pound Sterling	103	06/16/2010	84
90-Day Euro	660	09/14/2010	816
90-Day Euro	802	06/14/2010	1,137
90-Day GBP-LIBOR	1,085	09/16/2010	1,688
90-Day Sterling LIBOR	264	03/17/2010	538
German Euro Bund	7	12/08/2009	5
			$4,908

The notes are an integral part of this report.

FORWARD FOREIGN CURRENCY CONTRACTS: (e)

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	3,190	10/02/2009	$1,696	$104
Brazilian Real	4,271	10/02/2009	2,119	292
Brazilian Real	(23,092)	10/02/2009	(12,695)	(336)
Brazilian Real	2,879	10/02/2009	1,532	93
Brazilian Real	3,185	10/02/2009	1,696	101
Brazilian Real	3,187	10/02/2009	1,696	102
Brazilian Real	3,187	10/02/2009	1,696	102
Brazilian Real	3,193	10/02/2009	1,696	106
Brazilian Real	23,092	02/02/2010	12,425	336
Brazilian Real	(15,136)	02/02/2010	(8,210)	(154)
Brazilian Real	(18,730)	02/02/2010	(10,158)	(193)
Brazilian Real	(18,803)	02/02/2010	(10,219)	(172)
Canadian Dollar	350	10/29/2009	325	2
Canadian Dollar	(2,522)	10/29/2009	(2,364)	9
Canadian Dollar	(18,580)	10/29/2009	(17,178)	(177)
Chinese Yuan Renminbi	(226)	03/29/2010	(33)	♦
Chinese Yuan Renminbi	(1,544)	03/29/2010	(228)	2
Chinese Yuan Renminbi	(1,072)	03/29/2010	(159)	2
Chinese Yuan Renminbi	(2)	03/29/2010	♦	♦
Chinese Yuan Renminbi	(1,604)	03/29/2010	(238)	3
Chinese Yuan Renminbi	(12,787)	03/29/2010	(1,896)	23
Chinese Yuan Renminbi	(15)	03/29/2010	(2)	♦
Chinese Yuan Renminbi	15,380	06/07/2010	2,267	(9)
Chinese Yuan Renminbi	11,616	06/07/2010	1,725	(20)
Chinese Yuan Renminbi	28,272	06/07/2010	4,200	(50)
Chinese Yuan Renminbi	19,273	06/07/2010	2,862	(33)
Chinese Yuan Renminbi	29,621	06/07/2010	4,400	(52)
Chinese Yuan Renminbi	19,376	06/07/2010	2,876	(32)
Chinese Yuan Renminbi	6,263	06/07/2010	930	(11)
Chinese Yuan Renminbi	12,622	06/07/2010	1,858	(5)
Chinese Yuan Renminbi	39,234	06/07/2010	5,785	(26)
Chinese Yuan Renminbi	12,477	06/07/2010	1,852	(21)
Chinese Yuan Renminbi	7,697	06/07/2010	1,144	(14)
Danish Krone	(1,861)	10/01/2009	(366)	♦
Danish Krone	48,896	10/01/2009	9,390	222
Danish Krone	(47,035)	10/01/2009	(8,847)	(399)
Danish Krone	1,861	12/21/2009	365	♦
Euro	(1,100)	10/08/2009	(1,626)	16
Euro	(14,012)	10/08/2009	(20,065)	(439)
Euro	(1,072)	10/08/2009	(1,585)	16
Euro	(11,718)	10/08/2009	(16,786)	(361)
Japanese Yen	(90,476)	10/08/2009	(967)	(41)
Malaysian Ringgit	25	11/12/2009	7	♦
Malaysian Ringgit	21	11/12/2009	6	♦
Malaysian Ringgit	29	11/12/2009	8	♦
Malaysian Ringgit	23	11/12/2009	6	♦
Malaysian Ringgit	17	11/12/2009	5	♦
Malaysian Ringgit	4	02/12/2010	1	♦
Mexican Peso	(1,755)	11/27/2009	(127)	(2)
Mexican Peso	115	11/27/2009	8	1
Mexican Peso	(115,212)	11/27/2009	(8,036)	(433)
Mexican Peso	116,852	11/27/2009	8,170	419
New Zealand Dollar	(391)	11/05/2009	(282)	1
Pound Sterling	(14,803)	10/28/2009	(24,719)	1,065
Singapore Dollar	(1,640)	11/18/2009	(1,138)	(26)
				$11

The notes are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.
Џ	In default.
♦	Value and/or principal is less than $1.
§	Illiquid. At 09/30/2009, illiquid investment securities aggregated to $3,234 or 0.22%, and illiquid derivatives aggregated to $4,667 or 0.31% of the Fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $2,090.
▲	Rate shown reflects the yield at 09/30/2009.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2009.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,619,492. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $58,152 and $83,268, respectively. Net unrealized depreciation for tax purposes is $25,116.

Г	Contract amounts are not in thousands.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	All of this security has been pledged as collateral at the broker in the amount of $1,618 to cover margin requirements for open swap contracts.

(b)	Cash in the amount of $1,225 has been segregated at the custodian to cover margin requirements for open short TBA transactions.

(c)	Cash in the amount of $5,960 has been segregated at the custodian to cover margin requirements for open swap contracts.

(d)	Cash and cash equivalents in the amount of $4,503 have been segregated at the broker to cover margin requirements for open future contracts.

(e)	Cash in the amount of $260 has been segregated at the custodian to cover margin requirements for open forward foreign currency contracts.

The notes are an integral part of this report.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $94,251, or 6.34%, of the Fund’s net assets.

BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CDX	A series of indices that track North American and emerging market credit derivative indices.
CLO	Collateralized Loan Obligation
DKK	Danish Krone
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
GBP	Pound Sterling
GST	Goldman Sachs Capital Markets
IG	Investment Grade
IRO	Interest Rate Option
LB	Lehman Brothers
LIBOR	London Interbank Offered Rates
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
RYL	Royal Bank of Scotland PLC
TBA	To Be Announced
UAG	UBS AG

The notes are an integral part of this report.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$6,944	$—	$—	$6,944
Equities - U.S. Government Agency Obligation	105	—	—	105
Fixed Income - Asset-Backed Security	—	26,145	2,294	28,439
Fixed Income - Consumer Discretionary	—	8,460	—	8,460
Fixed Income - Consumer Staples	—	16,741	—	16,741
Fixed Income - Energy	—	13,380	—	13,380
Fixed Income - Financials	—	224,498	—	224,498
Fixed Income - Foreign Government Obligation	—	94,055	—	94,055
Fixed Income - Health Care	—	3,899	—	3,899
Fixed Income - Industrials	—	1,320	—	1,320
Fixed Income - Materials	—	2,306	—	2,306
Fixed Income - Mortgage-Backed Security	—	132,707	—	132,707
Fixed Income - Municipal Government Obligation	—	69,463	—	69,463
Fixed Income - Telecommunication Services	—	1,498	—	1,498
Fixed Income - U.S. Government Agency Obligation	—	734,899	—	734,899
Fixed Income - U.S. Government Obligation	—	241,724	—	241,724
Fixed Income - Utilities	—	4,586	—	4,586
Cash & Cash Equivalent - Securities Lending Collateral	2,134	—	—	2,134
Cash & Cash Equivalent - Repurchase Agreement	—	5,600	—	5,600
Cash & Cash Equivalent - Short-Term U.S. Government Obligation	—	1,618	—	1,618
Total	$9,183	$1,582,899	$2,294	$1,594,376

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(96)	$5,293	$5,197
Interest Rate Swap	—	928	238	1,166
Futures Contracts	—	4,908	—	4,908
Forward Foreign Currency Contracts	—	11	—	11
Written Swaptions	(356)	—	—	978
Total	$(356)	$5,751	$5,531	$12,260

Securities Sold Short	Level 1	Level 2	Level 3	Total
Fixed Income - U.S. Government Agency Obligation	$—	$(179,217)	$—	$(179,217)
Total	$—	$(179,217)	$—	$(179,217)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2008	Net Sales	Accrued Discounts/ (Premiums)	Total Realized Gain	Change in Unrealized Depreciation	Net Tranfers In/(Out) of Level 3	Ending Balance at 9/30/2009
Fixed Income - Asset-Backed Security	$2,703	$(394)	$—	$3	$(18)	$—	$2,294

Level 3 Rollforward - Other Financial Instruments*

Securities	Beginning Balance at 12/31/2008	Net Purchases and Sales	Accrued Discounts/ (Premiums)	Total Realized Gain	Change in Unrealized Depreciation	Net Tranfers In/(Out) of Level 3	Ending Balance at 9/30/2009
Swap Agreement - Derivative	$8,094	$(1,329)	$—	$1,329	$(2,563)	$—	$5,531

*       Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 66.1%
Capital Markets - 66.1%
State Street Corporation Government Money Market Fund	38,357	$38
State Street Global Advisors Money Market Fund	38,357	38
State Street Global Advisors Prime Money Market Fund	38,357	38
State Street Institutional Liquid Reserves Fund	38,357	39
Total Investment Companies (cost $153)		153

	Notional Amount
PURCHASED OPTION - 0.0%
Call Options - 0.0%
S&P 500 Index Ə
Call Strike $1,450
Expires 11/20/2009	1	♦
Total Purchased Option (cost $♦)

	Principal
REPURCHASE AGREEMENT - 13.0%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $30 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $30.	$30	30
Total Repurchase Agreement (cost $30)

Total Investment Securities (cost $183) #		183
Other Assets and Liabilities - Net		48

Net Assets		$231

FUTURES CONTRACTS: (c)

Description	Contracts Г	Expiration Date	Net Unrealized (Depreciation)
S&P 500 E-Mini Index	9	12/18/2009	$(6)

NOTES TO SCHEDULE OF INVESTMENTS:

Г	Contract amounts are not in thousands.
♦	Value is less than $1.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(c)	Cash in the amount of $49 has been segregated with the broker to cover margin requirements for open future contracts.
#

Aggregate cost for federal income tax purposes is $183. Aggregate gross unrealized depreciation for all securities in which there is an excess of value over tax cost was less than $1. Net unrealized depreciation for tax purposes is less than $1.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$ ♦	$—	$ ♦
Capital Markets	153	—	—	153
Cash & Cash Equivalent - Repurchase Agreement	—	30	—	30
Total	$153	$30	$—	$183

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$(6)	$—	$(6)

*  Other financial instruments are valued at unrealized appreciation depreciation.

The notes are an integral part of this report.

1

Transamerica Science and Technology VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.0%
Hexcel Corp. ‡	190,500	$2,179
Biotechnology - 7.6%
Alexion Pharmaceuticals, Inc. ‡	65,700	2,926
Gilead Sciences, Inc. ‡	29,905	1,393
Human Genome Sciences, Inc. ‡	203,000	3,821
Communications Equipment - 18.6%
Brocade Communications Systems, Inc. ‡	200,000	1,572
Cisco Systems, Inc. ‡	44,420	1,046
F5 Networks, Inc. ‡	80,445	3,188
Juniper Networks, Inc. ‡	66,130	1,787
Palm, Inc. ‡ Λ	323,555	5,639
Polycom, Inc. ‡	166,000	4,441
Qualcomm, Inc.	49,845	2,242
Computers & Peripherals - 6.0%
Apple, Inc. ‡	23,095	4,281
EMC Corp. Series MA ‡	125,355	2,136
Diversified Consumer Services - 1.0%
Capella Education Co. ‡	16,285	1,097
Diversified Telcommunication Services - 3.9%
AT&T, Inc.	81,630	2,205
Verizon Communications, Inc.	65,145	1,972
Electronic Equipment & Instruments - 2.7%
DTS, Inc. ‡	105,000	2,875
Health Care Equipment & Supplies - 4.5%
Intuitive Surgical, Inc. ‡	9,200	2,412
NuVasive, Inc. ‡ Λ	57,345	2,395
Internet & Catalog Retail - 6.3%
Amazon.com, Inc. ‡	42,740	3,990
priceline.com, Inc. ‡	16,580	2,749
Internet Software & Services - 8.6%
Equinix, Inc. ‡	44,120	4,058
Google, Inc. -Class A ‡	5,725	2,839
Vocus, Inc. ‡	109,365	2,285
Semiconductors & Semiconductor Equipment - 7.8%
Broadcom Corp. -Class A ‡	69,000	2,118
Intel Corp.	148,000	2,896
Rovi Corp. ‡	100,300	3,370
Software - 21.4%
Activision Blizzard, Inc. ‡	336,000	4,163
Citrix Systems, Inc. ‡	53,000	2,079
Concur Technologies, Inc. ‡	68,700	2,732
Informatica Corp. ‡	92,685	2,093
Microsoft Corp.	101,300	2,623
Nintendo Co., Ltd. ADR Λ	45,600	1,440
Nuance Communications, Inc. ‡	211,325	3,161
Salesforce.com, Inc. ‡	79,260	4,512
Wireless Telecommunication Services - 8.1%
American Tower Corp. -Class A ‡	46,885	1,707
NII Holdings, Inc. ‡	88,145	2,643
SBA Communications Corp. -Class A ‡	56,460	1,526
Sprint Nextel Corp. ‡	719,885	2,843
Total Common Stocks (cost $89,816)		105,434

	Principal
REPURCHASE AGREEMENT - 1.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,399 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $1,430.	$1,399	1,399
Total Repurchase Agreement (cost $1,399)

	Shares
SECURITIES LENDING COLLATERAL - 6.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	6,851,391	6,851
Total Securities Lending Collateral (cost $6,851)

Total Investment Securities (cost $98,066) #		113,684
Other Assets and Liabilities - Net		(6,637)

Net Assets		$107,047

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $6,660.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $98,066. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,483 and $4,865, respectively. Net unrealized appreciation for tax purposes is $15,618.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$7,836	$—	$—	$7,836
Equities - Health Care	12,947	—	—	12,947
Equities - Industrials	2,179	—	—	2,179
Equities - Information Technology	69,576	—	—	69,576
Equities - Telecommunication Services	12,896	—	—	12,896
Cash & Cash Equivalent - Repurchase Agreement	—	1,399	—	1,399
Cash & Cash Equivalent - Securities Lending Collateral	6,851	—	—	6,851
Total	$112,285	$1,399	$—	$113,684

The notes are an integral part of this report.

2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Airlines - 1.9%
Continental Airlines, Inc. -Class B ‡	275,000	$4,521
Capital Markets - 3.7%
Cohen & Steers, Inc. Λ	172,435	4,138
Raymond James Financial, Inc. Λ	205,000	4,773
Chemicals - 6.0%
FMC Corp.	69,495	3,909
Intrepid Potash, Inc. ‡	214,510	5,060
Terra Industries, Inc.	160,161	5,553
Commercial Banks - 6.4%
Bank of Hawaii Corp.	138,200	5,741
City National Corp. Λ	143,750	5,596
SVB Financial Group ‡ Λ	90,100	3,899
Communications Equipment - 6.3%
Arris Group, Inc. ‡	488,535	6,356
Brocade Communications Systems, Inc. ‡	528,215	4,152
Harmonic Lightwaves, Inc. ‡	658,489	4,399
Diversified Consumer Services - 1.5%
Sotheby’s Λ	208,525	3,593
Electric Utilities - 3.7%
ITC Holdings Corp.	63,915	2,905
NV Energy, Inc.	275,400	3,192
Portland General Electric Co.	140,000	2,761
Electrical Equipment - 5.1%
General Cable Corp. ‡	180,170	7,053
Woodward Governor Co.	211,500	5,131
Energy Equipment & Services - 3.1%
Oil States International, Inc. ‡	96,915	3,405
Superior Energy Services, Inc. ‡	171,240	3,856
Health Care Equipment & Supplies - 5.8%
Cooper Cos., Inc.	153,600	4,567
Hologic, Inc. ‡	296,940	4,852
West Pharmaceutical Services, Inc.	112,340	4,562
Health Care Providers & Services - 2.2%
Mednax, Inc. ‡	95,000	5,217
Health Care Technology - 2.4%
Allscripts-Misys Healthcare Solutions, Inc.	277,205	5,619
Hotels, Restaurants & Leisure - 1.6%
Cheesecake Factory, Inc. ‡	205,570	3,807
Household Durables - 2.0%
Tupperware Brands Corp.	119,835	4,784
Insurance - 4.9%
HCC Insurance Holdings, Inc.	195,850	5,356
PartnerRe, Ltd.	83,330	6,412
IT Services - 0.2%
NeuStar, Inc. -Class A ‡	25,058	566
Leisure Equipment & Products - 2.1%
Pool Corp. Λ	224,800	4,995
Life Sciences Tools & Services - 2.6%
Charles River Laboratories International, Inc. ‡	166,495	6,157
Machinery - 4.5%
Clarcor, Inc.	113,450	3,558
Manitowoc Co., Inc.	355,000	3,362
Watts Water Technologies, Inc. -Class A	130,140	3,936
Media - 1.8%
Lamar Advertising Co. -Class A ‡ Λ	153,720	4,218
Metals & Mining - 3.9%
AK Steel Holding Corp.	215,000	4,242
Reliance Steel & Aluminum Co.	117,725	5,010
Multiline Retail - 1.5%
Saks, Inc. ‡ Λ	523,000	3,567
Oil, Gas & Consumable Fuels - 2.5%
Comstock Resources, Inc. ‡	150,540	6,034
Professional Services - 2.4%
Manpower, Inc.	101,600	5,762
Real Estate Investment Trusts - 7.5%
BioMed Realty Trust, Inc.	255,000	3,519
Douglas Emmett, Inc.	265,000	3,254
Kilroy Realty Corp.	199,717	5,540
Omega Healthcare Investors, Inc.	365,350	5,852
Real Estate Management & Development - 4.4%
Jones Lang Lasalle, Inc.	117,245	5,554
St. Joe Co. ‡	171,635	4,998
Road & Rail - 3.0%
Kansas City Southern ‡	267,275	7,080
Software - 1.4%
THQ, Inc. ‡	498,000	3,406
Specialty Retail - 1.2%
Children’s Place Retail Stores, Inc. ‡	96,725	2,898
Trading Companies & Distributors - 3.6%
Beacon Roofing Supply, Inc. ‡	246,525	3,939
WESCO International, Inc. ‡	158,690	4,571
Total Common Stocks (cost $195,813)		237,187

	Principal
REPURCHASE AGREEMENT - 0.4%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,020 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $1,043.	$1,020	1,020
Total Repurchase Agreement (cost $1,020)

	Shares
SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	18,330,642	18,331
Total Securities Lending Collateral (cost $18,331)

Total Investment Securities (cost $215,164) #		256,538
Other Assets and Liabilities - Net		(17,457)

Net Assets		$239,081

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $17,929.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $215,164. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,472 and $6,098, respectively. Net unrealized appreciation for tax purposes is $41,374.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$27,862	$—	$—	$27,862
Equities - Energy	13,295	—	—	13,295
Equities - Financials	64,632	—	—	64,632
Equities - Health Care	30,973	—	—	30,973
Equities - Industrials	48,914	—	—	48,914
Equities - Information Technology	18,879	—	—	18,879
Equities - Materials	23,774	—	—	23,774
Equities - Utilities	8,858	—	—	8,858
Cash & Cash Equivalent - Repurchase Agreement	—	1,020	—	1,020
Cash & Cash Equivalent - Securities Lending Collateral	18,331	—	—	18,331
Total	$255,518	$1,020	$—	$256,538

The notes are an integral part of this report.

2

Transamerica T. Rowe Price Equity Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.2%
Boeing Co.	59,300	$3,211
Honeywell International, Inc.	60,500	2,248
Lockheed Martin Corp.	17,000	1,327
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. -Class B	53,800	3,038
Airlines - 0.6%
Southwest Airlines Co.	173,600	1,667
Automobiles - 0.5%
Harley-Davidson, Inc.	61,500	1,415
Beverages - 0.4%
Anheuser-Busch InBev NV	27,400	1,251
Biotechnology - 0.7%
Amgen, Inc. ‡	32,900	1,982
Building Products - 1.0%
Masco Corp.	156,400	2,021
USG Corp. ‡ Λ	55,900	960
Capital Markets - 3.2%
Bank of New York Mellon Corp.	128,880	3,736
Goldman Sachs Group, Inc.	14,600	2,692
Legg Mason, Inc.	34,900	1,083
Och-Ziff Capital Management Group LLC -Class A	45,800	557
UBS AG ‡	93,000	1,702
Chemicals - 1.7%
E.I. duPont de Nemours & Co.	82,400	2,648
International Flavors & Fragrances, Inc.	63,900	2,424
Commercial Banks - 4.8%
Allied Irish Banks PLC ‡	124,850	586
KeyCorp	173,100	1,125
Marshall & Ilsley Corp.	67,700	546
SunTrust Banks, Inc.	101,300	2,284
U.S. Bancorp	209,900	4,588
Wells Fargo & Co.	182,540	5,145
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	60,500	2,179
Communications Equipment - 0.5%
Cisco Systems, Inc. ‡	61,300	1,443
Computers & Peripherals - 0.6%
Dell, Inc. ‡	118,800	1,813
Construction Materials - 0.9%
Vulcan Materials Co.	48,400	2,617
Consumer Finance - 3.2%
American Express Co.	173,900	5,895
Capital One Financial Corp.	62,100	2,219
SLM Corp. ‡	175,200	1,528
Distributors - 0.5%
Genuine Parts Co.	37,250	1,418
Diversified Consumer Services - 0.2%
H&R Block, Inc.	26,900	494
Diversified Financial Services - 9.5%
Bank of America Corp.	454,077	7,683
General Electric Capital Corp.	483,650	7,942
JPMorgan Chase & Co.	265,322	11,627
NYSE Euronext	36,700	1,060
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	219,040	5,916
Qwest Communications International, Inc. Λ	460,400	1,754
Verizon Communications, Inc.	96,142	2,910
Electric Utilities - 3.1%
Duke Energy Corp.	128,900	2,029
Entergy Corp.	30,100	2,404
FirstEnergy Corp.	24,450	1,118
Pinnacle West Capital Corp.	45,600	1,497
Progress Energy, Inc.	59,300	2,316
Electrical Equipment - 0.6%
Cooper Industries PLC -Class A	45,414	1,706
Energy Equipment & Services - 1.5%
BJ Services Co.	46,500	903
Schlumberger, Ltd.	59,900	3,571
Food Products - 2.7%
Hershey Co.	117,000	4,546
Kraft Foods, Inc. -Class A	87,500	2,299
McCormick & Co., Inc.	37,200	1,263
Health Care Providers & Services - 0.4%
WellPoint, Inc. ‡	27,400	1,298
Hotels, Restaurants & Leisure - 1.1%
Marriott International, Inc. -Class A	78,190	2,157
MGM Mirage, Inc. ‡	90,500	1,090
Household Durables - 3.3%
Black & Decker Corp.	23,800	1,102
D.R. Horton, Inc.	55,900	638
Fortune Brands, Inc.	92,100	3,958
Harman International Industries, Inc.	31,900	1,081
Whirlpool Corp.	45,700	3,197
Household Products - 0.7%
Kimberly-Clark Corp.	36,800	2,170
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	43,300	1,401
NRG Energy, Inc. ‡	26,100	736
Industrial Conglomerates - 1.7%
3M Co.	68,400	5,048
Insurance - 3.4%
Chubb Corp.	27,600	1,391
Lincoln National Corp.	93,266	2,417
Marsh & McLennan Cos., Inc.	146,000	3,611
Progressive Corp. ‡	82,100	1,361
Travelers Cos., Inc.	32,610	1,605
Internet Software & Services - 0.7%
eBay, Inc. ‡	86,900	2,052
IT Services - 1.2%
Accenture PLC -Class A	18,900	704
Computer Sciences Corp. ‡	55,200	2,910
Leisure Equipment & Products - 0.7%
Mattel, Inc.	113,100	2,088
Machinery - 2.6%
Deere & Co.	63,900	2,743
Eaton Corp.	17,100	968
Illinois Tool Works, Inc.	92,100	3,933
Pall Corp.	14,200	458

The notes are an integral part of this report.

1

	Shares	Value
Media - 4.9%
Cablevision Systems Corp. -Class A	91,500	$2,173
CBS Corp. -Class B	28,200	340
McGraw-Hill Cos., Inc.	104,900	2,637
New York Times Co. -Class A Λ	143,700	1,167
Time Warner, Inc.	146,500	4,215
Walt Disney Co.	119,700	3,287
WPP PLC	103,700	890
Metals & Mining - 1.4%
Alcoa, Inc.	94,300	1,237
Nucor Corp.	65,700	3,089
Multiline Retail - 0.4%
Macy’s, Inc.	66,600	1,218
Multi-Utilities - 2.6%
CenterPoint Energy, Inc.	36,700	456
NiSource, Inc.	196,900	2,735
PG&E Corp.	46,000	1,863
TECO Energy, Inc.	43,400	611
Xcel Energy, Inc.	110,500	2,126
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	55,900	3,507
BP PLC ADR	68,474	3,645
Chevron Corp.	109,550	7,716
ConocoPhillips	25,600	1,156
Consol Energy, Inc.	25,500	1,150
Exxon Mobil Corp.	110,538	7,584
Murphy Oil Corp.	69,800	4,018
Royal Dutch Shell PLC -Class A ADR	104,900	5,999
Spectra Energy Corp.	67,700	1,282
Sunoco, Inc.	54,900	1,562
Williams Cos., Inc.	27,500	491
Paper & Forest Products - 2.1%
International Paper Co.	172,593	3,836
MeadWestvaco Corp.	81,700	1,823
Weyerhaeuser Co.	23,000	843
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	109,500	2,466
Eli Lilly & Co.	74,500	2,461
Johnson & Johnson	46,000	2,801
Merck & Co., Inc.	102,200	3,232
Wyeth	82,600	4,012
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	95,800	2,641
Applied Materials, Inc.	77,600	1,040
Intel Corp.	91,600	1,793
Software - 1.7%
Electronic Arts, Inc. ‡	36,700	699
Microsoft Corp.	170,300	4,409
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. ‡	100,900	3,788
Home Depot, Inc.	179,500	4,782
Tiffany & Co.	47,500	1,830
U.S. Government Agency Obligation - 0.0%
Fannie Mae ‡ Λ	90,907	138
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. ‡	200,700	793
Vodafone Group PLC	576,600	1,292
Total Common Stocks (cost $319,464)		291,336

INVESTMENT COMPANY - 2.4%
Capital Markets - 2.4%
T. Rowe Price Prime Reserve Fund ◊	7,354,077	7,354
Total Investment Company (cost $7,354)

	Principal
CONVERTIBLE BOND - 0.5%
Ford Motor Co.
4.25%, 12/15/2036	$1,584	1,606
Total Convertible Bond (cost $686)

REPURCHASE AGREEMENT - 0.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $941 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $962.	941	941
Total Repurchase Agreement (cost $941)

	Shares
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	1,507,778	1,508
Total Securities Lending Collateral (cost $1,508)

Total Investment Securities (cost $329,953) #		302,745
Other Assets and Liabilities - Net		(1,101)

Net Assets		$301,644

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $1,432.
◊	The investment issuer is affiliated with the sub-adviser of the Fund.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $329,953. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,108 and $63,316, respectively. Net unrealized depreciation for tax purposes is $27,208.

DEFINITIONS:

ADR	American Depositary Receipt

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$44,965	$—	$—	$44,965
Equities - Consumer Staples	11,529	—	—	11,529
Equities - Energy	42,584	—	—	42,584
Equities - Financials	72,383	—	—	72,383
Equities - Health Care	18,252	—	—	18,252
Equities - Industrials	31,507	—	—	31,507
Equities - Information Technology	19,504	—	—	19,504
Equities - Materials	18,517	—	—	18,517
Equities - Telecommunication Services	12,665	—	—	12,665
Equities - U.S. Government Agency Obligation	138	—	—	138
Equities - Utilities	19,292	—	—	19,292
Fixed Income - Consumer Discretionary	—	1,606	—	1,606
Investment Company - Financials	—	7,354	—	7,354
Cash & Cash Equivalent - Repurchase Agreement	—	941	—	941
Cash & Cash Equivalent - Securities Lending Collateral	1,508	—	—	1,508
Total	$292,844	$9,901	$—	$302,745

The notes are an integral part of this report.

3

Transamerica T. Rowe Price Growth Stock VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	20,400	$1,593
Precision Castparts Corp.	27,400	2,791
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	67,800	2,383
United Parcel Service, Inc. -Class B	39,500	2,231
Beverages - 1.6%
PepsiCo, Inc.	95,200	5,584
Biotechnology - 2.5%
Celgene Corp. ‡	34,300	1,917
Gilead Sciences, Inc. ‡	149,100	6,945
Capital Markets - 5.4%
BlackRock, Inc. -Class A	5,700	1,236
Charles Schwab Corp.	116,500	2,231
Franklin Resources, Inc.	17,400	1,750
Goldman Sachs Group, Inc.	23,600	4,351
Morgan Stanley	74,700	2,307
Northern Trust Corp.	42,000	2,443
State Street Corp.	87,900	4,623
Chemicals - 2.2%
Monsanto Co.	39,000	3,019
Praxair, Inc.	59,400	4,852
Commercial Banks - 1.9%
PNC Financial Services Group, Inc.	42,800	2,080
U.S. Bancorp	87,500	1,913
Wells Fargo & Co.	98,400	2,772
Commercial Services & Supplies - 0.5%
Republic Services, Inc. -Class A	72,600	1,929
Communications Equipment - 4.3%
Cisco Systems, Inc. ‡	198,500	4,673
Juniper Networks, Inc. ‡	112,100	3,029
Qualcomm, Inc.	164,200	7,385
Computers & Peripherals - 6.2%
Apple, Inc. ‡	110,300	20,446
Toshiba Corp. ‡ Λ	246,000	1,291
Construction & Engineering - 0.1%
Quanta Services, Inc. ‡	21,800	482
Consumer Finance - 0.8%
American Express Co.	85,600	2,902
Diversified Consumer Services - 0.5%
Apollo Group, Inc. -Class A ‡	24,800	1,827
Diversified Financial Services - 4.2%
Bank of America Corp.	204,300	3,457
IntercontinentalExchange, Inc. ‡	20,600	2,002
Invesco, Ltd.	155,100	3,530
JPMorgan Chase & Co.	129,000	5,653
Electronic Equipment & Instruments - 0.7%
Dolby Laboratories, Inc. -Class A ‡	65,100	2,486
Energy Equipment & Services - 2.9%
Cameron International Corp. ‡	61,900	2,341
Schlumberger, Ltd.	100,000	5,960
Smith International, Inc.	65,500	1,880
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	50,800	2,868
CVS Caremark Corp.	89,505	3,199
Wal-Mart Stores, Inc.	73,200	3,594
Food Products - 0.6%
Nestle SA	50,560	2,155
Health Care Equipment & Supplies - 2.4%
Covidien PLC	24,200	1,047
Intuitive Surgical, Inc. ‡	13,600	3,566
St Jude Medical, Inc. ‡	51,000	1,990
Stryker Corp.	39,200	1,781
Health Care Providers & Services - 6.9%
Express Scripts, Inc. -Class A ‡	87,800	6,812
McKesson Corp.	61,000	3,633
Medco Health Solutions, Inc. ‡	212,600	11,758
WellPoint, Inc. ‡	55,300	2,619
Hotels, Restaurants & Leisure - 2.5%
Carnival Corp.	26,100	869
Marriott International, Inc. -Class A	69,616	1,921
MGM Mirage, Inc. ‡	83,300	1,003
Starbucks Corp. ‡	140,500	2,901
Wynn Macau, Ltd. ‡	354,800	461
Yum! Brands, Inc.	53,700	1,813
Household Products - 1.5%
Procter & Gamble Co.	93,357	5,407
Industrial Conglomerates - 0.9%
3M Co.	28,000	2,067
McDermott International, Inc. ‡	40,300	1,018
Internet & Catalog Retail - 5.4%
Amazon.com, Inc. ‡	155,900	14,555
Expedia, Inc. ‡	108,345	2,595
priceline.com, Inc. ‡	10,600	1,758
Internet Software & Services - 5.5%
Google, Inc. -Class A ‡	31,400	15,569
Tencent Holdings, Ltd.	228,400	3,693
IT Services - 6.9%
Accenture PLC -Class A	90,200	3,362
Automatic Data Processing, Inc.	57,700	2,268
Companhia Brasileira de Meios de Pagamento	259,100	2,571
Mastercard, Inc. -Class A	19,100	3,861
Visa, Inc. -Class A	116,900	8,079
Western Union Co.	243,700	4,611
Life Sciences Tools & Services - 0.2%
Illumina, Inc. ‡	16,800	714
Machinery - 4.1%
Danaher Corp.	158,700	10,684
Deere & Co.	27,600	1,185
PACCAR, Inc.	55,700	2,100
Media - 1.5%
McGraw-Hill Cos., Inc.	143,100	3,598
Walt Disney Co.	57,100	1,568
Metals & Mining - 0.9%
Agnico-Eagle Mines, Ltd.	4,700	319
BHP Billiton, Ltd.	84,816	2,823
Multiline Retail - 0.8%
Dollar Tree, Inc. ‡	23,500	1,144
Kohl’s Corp. ‡	29,000	1,654
Oil, Gas & Consumable Fuels - 4.0%
EOG Resources, Inc.	27,300	2,280
Exxon Mobil Corp.	46,290	3,176

The notes are an integral part of this report.

1

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	27,400	$1,577
Petroleo Brasileiro SA -Class A ADR	118,300	4,651
Suncor Energy, Inc.	68,500	2,367
Pharmaceuticals - 2.5%
Allergan, Inc.	77,900	4,422
Elan Corp. PLC ADR ‡	123,435	878
Novo Nordisk A/S -Series B	18,550	1,161
Teva Pharmaceutical Industries, Ltd. ADR	43,400	2,194
Road & Rail - 0.2%
Union Pacific Corp.	10,900	636
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Corp. -Class A ‡	63,300	1,943
Intel Corp.	83,400	1,632
Marvell Technology Group, Ltd. ‡	225,100	3,644
Samsung Electronics Co., Ltd.	1,460	1,010
Software - 3.9%
Autodesk, Inc. ‡	86,500	2,059
McAfee, Inc. ‡	89,100	3,902
Microsoft Corp.	237,300	6,143
Salesforce.com, Inc. ‡	30,500	1,736
Specialty Retail - 2.6%
AutoZone, Inc. ‡	30,200	4,416
Carmax, Inc. ‡	39,800	832
Lowe’s Cos., Inc.	124,700	2,611
O’Reilly Automotive, Inc. ‡	35,400	1,279
Textiles, Apparel & Luxury Goods - 0.8%
Nike, Inc. -Class B	45,200	2,924
Trading Companies & Distributors - 0.1%
Fastenal Co. Λ	9,400	364
Wireless Telecommunication Services - 4.0%
American Tower Corp. -Class A ‡	149,400	5,438
Bharti Airtel, Ltd.	3,640	32
Crown Castle International Corp. ‡	228,300	7,159
Leap Wireless International, Inc. ‡	30,378	594
MetroPCS Communications, Inc. ‡	84,400	790
Total Common Stocks (cost $325,496)		351,337

INVESTMENT COMPANY - 0.1%
Capital Markets - 0.1%
T. Rowe Price Prime Reserve Fund ◊	253	302
Total Investment Company (cost $302)

	Principal
REPURCHASE AGREEMENT - 0.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,018 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $1,043.	$1,018	1,018
Total Repurchase Agreement (cost $1,018)

	Shares
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	324,790	325
Total Securities Lending Collateral (cost $325)

Total Investment Securities (cost $327,141) #		352,982
Other Assets and Liabilities - Net		(528)

Net Assets		$352,454

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
◊	The investment issuer is affiliated with the sub-adviser of the Fund.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $317.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $327,141. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,232 and $17,391, respectively. Net unrealized appreciation for tax purposes is $25,841.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$49,728	$—	$—	$49,728
Equities - Consumer Staples	22,807	—	—	22,807
Equities - Energy	24,232	—	—	24,232
Equities - Financials	43,250	—	—	43,250
Equities - Health Care	51,437	—	—	51,437
Equities - Industrials	29,463	—	—	29,463
Equities - Information Technology	105,394	—	—	105,394
Equities - Materials	11,013	—	—	11,013
Equities - Telecommunication Services	14,013	—	—	14,013
Investment Company - Financials	—	302	—	302
Cash & Cash Equivalent - Repurchase Agreement	—	1,018	—	1,018
Cash & Cash Equivalent - Securities Lending Collateral	325	—	—	325
Total	$351,662	$1,320	$—	$352,982

The notes are an integral part of this report.

2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.5%
Dyncorp International, Inc. -Class A ‡	15,600	$281
Esterline Technologies Corp. ‡	10,700	420
Gencorp, Inc. ‡	38,700	207
HEICO Corp. -Class A	5,600	190
Transdigm Group, Inc. ‡	16,800	837
Triumph Group, Inc.	4,800	230
Air Freight & Logistics - 0.9%
Hub Group, Inc. -Class A ‡	24,600	562
UTI Worldwide, Inc.	48,000	695
Airlines - 0.3%
Allegiant Travel Co. -Class A ‡ Λ	10,100	385
Skywest, Inc.	5,800	96
Auto Components - 0.5%
Gentex Corp.	16,600	235
Tenneco, Inc. ‡	14,000	183
TRW Automotive Holdings Corp. ‡	17,800	298
Automobiles - 0.2%
Avis Budget Group, Inc. ‡	24,100	322
Beverages - 0.3%
Boston Beer Co., Inc. -Class A ‡	10,000	371
Biotechnology - 5.7%
Acorda Therapeutics, Inc. ‡	7,900	184
Alexion Pharmaceuticals, Inc. ‡	20,200	901
Alkermes, Inc. ‡	23,500	216
Allos Therapeutics, Inc. ‡	9,300	67
Alnylam Pharmaceuticals, Inc. ‡ Λ	9,300	211
Amicus Therapeutics, Inc. ‡	2,400	21
Array Biopharma, Inc. ‡	11,500	27
BioMarin Pharmaceutical, Inc. ‡	28,700	519
Cepheid, Inc. ‡	13,500	178
Cubist Pharmaceuticals, Inc. ‡	14,700	297
Human Genome Sciences, Inc. ‡	41,300	777
Idenix Pharmaceuticals, Inc. ‡	9,200	28
Incyte Corp., Ltd. ‡ Λ	92,900	627
InterMune, Inc. ‡ Λ	9,100	145
Isis Pharmaceuticals, Inc. ‡	7,100	103
Lexicon Pharmaceuticals, Inc. ‡	25,900	55
Martek Biosciences Corp. ‡	7,600	172
Momenta Pharmaceuticals, Inc. ‡	9,700	103
Myriad Genetics, Inc. ‡	15,200	416
Onyx Pharmaceuticals, Inc. ‡	15,100	453
OSI Pharmaceuticals, Inc. ‡	15,100	533
PDL Biopharma, Inc. Λ	24,000	189
Pharmasset, Inc. ‡	6,500	137
Regeneron Pharmaceuticals, Inc. ‡	21,600	417
Rigel Pharmaceuticals, Inc. ‡	3,000	25
Seattle Genetics, Inc. ‡	20,800	292
Senomyx, Inc. ‡	21,800	88
Theravance, Inc. ‡	10,300	151
United Therapeutics Corp. ‡	12,000	588
Zymogenetics, Inc. ‡	11,700	71
Building Products - 0.0%
Builders Firstsource, Inc. ‡ Λ	14,800	65
Capital Markets - 2.2%
Affiliated Managers Group, Inc. ‡	14,000	909
Cohen & Steers, Inc. Λ	4,200	101
E*Trade Financial Corp. ‡	93,200	163
Greenhill & Co., Inc. Λ	5,800	520
Knight Capital Group, Inc. -Class A ‡	22,200	483
Optionsxpress Holdings, Inc.	11,000	190
Penson Worldwide, Inc. ‡ Λ	7,600	74
Riskmetrics Group, Inc. ‡	21,200	310
Stifel Financial Corp. ‡	7,200	395
Chemicals - 1.8%
Airgas, Inc.	9,500	460
Intrepid Potash, Inc. ‡	13,900	328
Koppers Holdings, Inc.	14,300	424
Nalco Holding Co.	23,600	484
Scotts Miracle-Gro Co. -Class A	7,600	326
WR Grace & Co. ‡	26,700	580
Commercial Banks - 1.5%
Glacier Bancorp, Inc. Λ	22,200	332
Pinnacle Financial Partners, Inc. ‡	16,100	205
Signature Bank ‡	21,700	628
SVB Financial Group ‡ Λ	13,800	597
Texas Capital Bancshares, Inc. ‡	24,600	414
Commercial Services & Supplies - 1.7%
American Ecology Corp.	9,100	170
Brink’s Co.	11,100	299
Cenveo, Inc. ‡	44,800	310
Clean Harbors, Inc. ‡	7,200	405
Rollins, Inc.	14,200	268
Waste Connections, Inc. ‡	30,825	889
Communications Equipment - 4.5%
Adtran, Inc.	20,900	513
Arris Group, Inc. ‡	30,500	397
Avocent Corp. ‡	10,350	210
Blue Coat Systems, Inc. ‡	26,800	605
Brocade Communications Systems, Inc. ‡	63,900	502
Cogo Group, Inc. ‡	25,600	157
Commscope, Inc. ‡	26,300	787
Comtech Telecommunications Corp. ‡	17,200	571
F5 Networks, Inc. ‡	29,600	1,173
Palm, Inc. ‡ Λ	38,100	664
Plantronics, Inc.	7,300	196
Polycom, Inc. ‡	20,112	538
Computers & Peripherals - 0.1%
Synaptics, Inc. ‡ Λ	6,600	166
Construction & Engineering - 0.5%
Dycom Industries, Inc. ‡	14,500	178
MYR Group, Inc. ‡	5,900	124
Quanta Services, Inc. ‡	18,276	405
Consumer Finance - 0.1%
World Acceptance Corp. ‡ Λ	5,700	144
Containers & Packaging - 0.6%
Crown Holdings, Inc. ‡	16,600	451
Greif, Inc. -Class A	6,500	358
Distributors - 0.3%
LKQ Corp. ‡	22,700	421
Diversified Consumer Services - 1.8%
American Public Education, Inc. ‡	7,500	261
Brink’s Home Security Holdings, Inc. ‡	12,300	379
Capella Education Co. ‡	7,600	511

The notes are an integral part of this report.

1

	Shares	Value
Diversified Consumer Services (continued)
DeVry, Inc.	2,800	$155
ITT Educational Services, Inc. ‡	4,100	453
Matthews International Corp. -Class A	11,800	417
Steiner Leisure, Ltd. ‡	11,800	422
Diversified Financial Services - 0.9%
Interactive Brokers Group, Inc. -Class A ‡	19,100	380
MSCI, Inc. -Class A ‡	31,100	921
Diversified Telecommunication Services - 0.3%
Cbeyond, Inc. ‡	7,100	115
Time Warner Cable, Inc. -Class A ‡	25,600	344
Electrical Equipment - 1.9%
Acuity Brands, Inc.	20,800	670
General Cable Corp. ‡	12,700	497
II-VI, Inc. ‡	19,400	494
Thomas & Betts Corp. ‡	13,200	397
Woodward Governor Co.	28,500	691
Electronic Equipment & Instruments - 1.9%
Anixter International, Inc. ‡	9,200	369
Cyberoptics Corp. ‡	36,300	244
Dolby Laboratories, Inc. -Class A ‡	19,200	732
Itron, Inc. ‡	8,400	539
Rofin-Sinar Technologies, Inc. ‡	12,000	276
Trimble Navigation, Ltd. ‡	11,400	273
TTM Technologies, Inc. ‡	19,400	223
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. ‡	15,500	547
Complete Production Services, Inc. ‡	34,300	388
Core Laboratories NV	9,300	958
Dawson Geophysical Co. ‡	5,000	137
Dresser-Rand Group, Inc. ‡	5,400	168
Gulf Island Fabrication, Inc.	11,600	217
Ion Geophysical Corp. ‡	32,700	115
Oceaneering International, Inc. ‡	8,600	488
Oil States International, Inc. ‡	23,100	811
Superior Energy Services, Inc. ‡	24,000	540
Tesco Corp. ‡	8,600	69
TETRA Technologies, Inc. ‡	26,300	255
Unit Corp. ‡	4,500	186
Food Products - 0.4%
American Italian Pasta Co. -Class A ‡	11,700	318
Flowers Foods, Inc.	11,000	289
Health Care Equipment & Supplies - 3.6%
American Medical Systems Holdings, Inc. ‡	24,600	416
Arthrocare Corp. ‡	11,300	230
Edwards Lifesciences Corp. ‡	7,900	552
Gen-Probe, Inc. ‡	9,200	381
Idexx Laboratories, Inc. ‡ Λ	15,800	791
Immucor, Inc. ‡	18,000	319
Integra LifeSciences Holdings Corp. ‡	4,300	147
Masimo Corp. ‡	11,500	301
Meridian Bioscience, Inc.	30,350	759
Orthofix International NV ‡	7,100	209
Stereotaxis, Inc. ‡ Λ	11,300	50
Steris Corp.	15,700	478
Thoratec Corp. ‡	15,400	466
Health Care Providers & Services - 4.8%
Alliance Healthcare Services, Inc. ‡	25,900	147
Amedisys, Inc. ‡ Λ	11,866	518
Catalyst Health Solutions, Inc. ‡	21,000	612
Centene Corp. ‡	18,600	352
Chemed Corp.	6,200	272
Chindex International, Inc. ‡ Λ	9,100	114
Corvel Corp. ‡	6,800	193
Gentiva Health Services, Inc. ‡	20,800	520
Healthsouth Corp. ‡	29,900	468
Healthspring, Inc. ‡	13,500	165
Healthways, Inc. ‡	11,000	169
Inventiv Health, Inc. ‡	10,900	182
Mednax, Inc. ‡	7,100	390
Pharmerica Corp. ‡	29,800	553
PSS World Medical, Inc. ‡	17,900	391
Psychiatric Solutions, Inc. ‡	10,000	268
Sun Healthcare Group, Inc. ‡	26,500	229
Tenet Healthcare Corp. ‡	130,700	769
VCA Antech, Inc. ‡	18,300	492
Health Care Technology - 1.3%
Allscripts-Misys Healthcare Solutions, Inc. Λ	15,500	314
Cerner Corp. ‡	8,000	599
Eclipsys Corp. ‡	18,900	365
Medassets, Inc. ‡	13,700	309
Phase Forward, Inc. ‡	10,200	143
Vital Images, Inc. ‡	8,400	105
Hotels, Restaurants & Leisure - 3.1%
CEC Entertainment, Inc. ‡	9,400	243
Cheesecake Factory, Inc. ‡	30,000	556
Chipotle Mexican Grill, Inc. -Class B ‡	7,100	591
Choice Hotels International, Inc.	6,500	202
National Cinemedia, Inc.	17,400	295
Panera Bread Co. -Class A ‡ Λ	8,400	462
PF Chang’s China Bistro, Inc. ‡ Λ	11,600	394
Red Robin Gourmet Burgers, Inc. ‡	14,800	302
WMS Industries, Inc. ‡	28,750	1,281
Household Durables - 0.6%
Jarden Corp.	14,400	404
Tempur-Pedic International, Inc. ‡	19,900	377
Household Products - 0.4%
Church & Dwight Co., Inc.	8,900	505
Insurance - 1.5%
Amtrust Financial Services, Inc.	19,600	224
HCC Insurance Holdings, Inc.	25,700	703
Max Capital Group, Ltd.	13,100	280
Navigators Group, Inc. ‡	5,800	319
RLI Corp.	3,600	190
Stancorp Financial Group, Inc.	11,200	452
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. ‡ Λ	1,700	106
PetMed Express, Inc.	15,100	285
priceline.com, Inc. ‡ Λ	6,700	1,111
Shutterfly, Inc. ‡	14,100	234
Internet Software & Services - 2.6%
Art Technology Group, Inc. ‡	40,600	157
Asiainfo Holdings, Inc. ‡	16,900	337
Digital River, Inc. ‡	19,600	790
J2 Global Communications, Inc. ‡	21,900	504

The notes are an integral part of this report.

2

	Shares	Value
Internet Software & Services (continued)
Mercadolibre, Inc. ‡ Λ	7,300	$281
Perficient, Inc. ‡	31,200	258
S1 Corp. ‡	26,500	164
SINA Corp. ‡	12,500	475
Sohu.com, Inc. ‡	5,800	399
Valueclick, Inc. ‡	26,800	353
IT Services - 4.2%
CACI International, Inc. -Class A ‡	3,400	161
Cybersource Corp. ‡	38,500	642
Genpact, Ltd. ‡	21,800	268
Global Payments, Inc.	20,720	968
Heartland Payment Systems, Inc.	7,220	105
ManTech International Corp. -Class A ‡	4,900	231
NCI, Inc. -Class A ‡	34,300	982
NeuStar, Inc. -Class A ‡	14,300	323
Perot Systems Corp. -Class A ‡	17,000	505
SRA International, Inc. -Class A ‡	13,700	296
Teletech Holdings, Inc. ‡	22,600	386
TNS, Inc. ‡	21,000	575
Unisys Corp. ‡	84,100	225
Wright Express Corp. ‡	10,100	298
Leisure Equipment & Products - 0.8%
Brunswick Corp.	18,900	226
Polaris Industries, Inc.	12,600	514
Pool Corp. Λ	15,400	342
Life Sciences Tools & Services - 2.5%
Bio-Rad Laboratories, Inc. -Class A ‡	4,500	413
Dionex Corp. ‡	4,350	283
Eresearchtechnology, Inc. ‡	21,300	149
Exelixis, Inc. ‡	35,300	225
Illumina, Inc. ‡	23,300	991
Mettler-Toledo International, Inc. ‡	10,500	951
Parexel International Corp. ‡	18,200	247
Techne Corp.	4,700	294
Machinery - 4.9%
Actuant Corp. -Class A	52,600	844
Bucyrus International, Inc. -Class A	5,800	207
Chart Industries, Inc. ‡	19,900	430
Gardner Denver, Inc. ‡	23,200	809
Graco, Inc.	19,800	552
IDEX Corp.	19,800	553
John Bean Technologies Corp.	17,600	320
Middleby Corp. ‡ Λ	11,000	605
Nordson Corp.	10,100	567
Robbins & Myers, Inc.	10,300	242
Toro Co. Λ	18,200	724
Valmont Industries, Inc.	3,100	264
Wabtec Corp.	16,100	604
Marine - 0.5%
Horizon Lines, Inc. -Class A	17,600	112
Kirby Corp. ‡	14,900	548
Media - 1.4%
CTC Media, Inc. ‡	20,700	325
John Wiley & Sons, Inc. -Class A	15,200	529
Knology, Inc. ‡	21,100	206
Liberty Media Corp. - Capital -Series A ‡	33,100	692
Sirius XM Radio, Inc. ‡ Λ	397,800	253
Metals & Mining - 0.6%
Carpenter Technology Corp.	12,900	302
Compass Minerals International, Inc.	8,500	524
Multiline Retail - 0.4%
Big Lots, Inc. ‡	24,000	600
Oil, Gas & Consumable Fuels - 2.9%
Alpha Natural Resources, Inc. ‡	6,490	228
Arena Resources, Inc. ‡	13,800	490
Bill Barrett Corp. ‡	12,500	410
Cabot Oil & Gas Corp.	4,000	143
Comstock Resources, Inc. ‡	19,100	766
Concho Resources, Inc. ‡	21,300	773
Goodrich Petroleum Corp. ‡ Λ	10,800	279
Penn Virginia Corp.	14,500	332
St. Mary Land & Exploration Co.	19,200	623
Personal Products - 1.6%
Alberto-Culver Co. -Class B	20,700	573
Chattem, Inc. ‡ Λ	10,500	698
Herbalife, Ltd.	14,700	481
NBTY, Inc. ‡	14,000	554
Pharmaceuticals - 1.2%
Affymax, Inc. ‡ Λ	3,400	81
Cadence Pharmaceuticals, Inc. ‡ Λ	12,600	139
Medicines Co. ‡	28,700	316
Myriad Pharmaceuticals, Inc. ‡	3,825	22
Salix Pharmaceuticals, Ltd. ‡	13,500	287
Valeant Pharmaceuticals International ‡ Λ	21,400	601
Viropharma, Inc. ‡	13,400	129
Xenoport, Inc. ‡	9,800	208
Professional Services - 1.7%
Administaff, Inc.	8,600	226
Exponent, Inc. ‡	3,400	96
Huron Consulting Group, Inc. ‡	9,600	248
IHS, Inc. -Class A ‡	8,300	424
Korn/Ferry International ‡	18,300	267
Resources Connection, Inc. ‡	37,900	647
Watson Wyatt Worldwide, Inc. -Class A	11,600	505
Real Estate Investment Trusts - 0.6%
PS Business Parks, Inc.	3,500	180
Taubman Centers, Inc.	17,600	635
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. -Class A	29,900	400
Jones Lang Lasalle, Inc.	5,000	237
Road & Rail - 0.8%
Landstar System, Inc.	19,600	746
Old Dominion Freight Line, Inc. ‡	13,600	414
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Energy Industries, Inc. ‡	27,700	394
Atmel Corp. ‡	113,900	477
Cabot Microelectronics Corp. ‡	6,700	234
Cymer, Inc. ‡	15,600	606
Cypress Semiconductor Corp. ‡	42,400	438
Diodes, Inc. ‡	13,800	250
Fei Co. ‡	14,000	345
FormFactor, Inc. ‡	12,300	294
Intersil Corp. -Class A	9,860	151
Micrel, Inc.	37,200	303
Microsemi Corp. ‡	39,900	630

The notes are an integral part of this report.

3

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
On Semiconductor Corp. ‡	101,900	$841
Pericom Semiconductor Corp. ‡	14,200	139
PMC Sierra, Inc. ‡	51,700	494
Rovi Corp. ‡	34,100	1,146
Semtech Corp. ‡	34,600	589
Silicon Laboratories, Inc. ‡	18,800	872
Standard Microsystems Corp. ‡	4,000	93
Tessera Technologies, Inc. ‡	12,900	360
Varian Semiconductor Equipment Associates, Inc. ‡	27,025	888
Veeco Instruments, Inc. ‡	12,700	296
Software - 6.5%
Actuate Corp. ‡	45,300	262
ANSYS, Inc. ‡	14,789	554
Blackboard, Inc. ‡	18,200	688
Commvault Systems, Inc. ‡	15,900	330
Epicor Software Corp. ‡	18,300	117
FactSet Research Systems, Inc. Λ	16,650	1,103
Informatica Corp. ‡	56,600	1,279
Jack Henry & Associates, Inc.	11,200	263
Kenexa Corp. ‡	16,800	226
Micros Systems, Inc. ‡	26,200	791
Monotype Imaging Holdings, Inc. ‡	34,700	292
Parametric Technology Corp. ‡	33,100	457
Progress Software Corp. ‡	6,500	147
Quest Software, Inc. ‡	22,400	377
Solera Holdings, Inc.	16,400	510
Sybase, Inc. ‡	21,600	840
Taleo Corp. -Class A ‡	25,900	586
Tibco Software, Inc. ‡	40,800	387
Specialty Retail - 3.8%
Aaron’s, Inc. Λ	16,000	422
Aeropostale, Inc. ‡	23,450	1,019
Childrens Place Retail Stores, Inc. ‡	9,500	285
Dress Barn, Inc. ‡	23,000	412
Guess?, Inc.	13,600	504
Gymboree Corp. ‡	23,400	1,133
Hibbett Sports, Inc. ‡	14,700	268
J. Crew Group, Inc. ‡ Λ	6,400	229
Office Depot, Inc. ‡	53,000	351
Tractor Supply Co. ‡	14,100	683
Zumiez, Inc. ‡ Λ	5,900	97
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. ‡	4,400	373
Fossil, Inc. ‡	14,012	399
Hanesbrands, Inc. ‡	23,200	496
Iconix Brand Group, Inc. ‡	16,800	209
Phillips-Van Heusen Corp.	21,600	925
Warnaco Group, Inc. ‡	17,900	785
Thrifts & Mortgage Finance - 0.3%
Danvers Bancorp, Inc.	14,200	193
MGIC Investment Corp. ‡ Λ	12,000	89
Radian Group, Inc.	8,800	93
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. ‡	27,100	433
MSC Industrial Direct Co. -Class A	14,100	615
RSC Holdings, Inc. ‡	29,500	214
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. ‡	6,700	131
SBA Communications Corp. -Class A ‡	33,500	905
Syniverse Holdings, Inc. ‡	15,200	266
Total Common Stocks (cost $139,071)		139,561

Principal
REPURCHASE AGREEMENT - 1.0%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,374 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $1,404.	$1,374	1,374
Total Repurchase Agreement (cost $1,374)

	Shares
SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	6,638,451	6,638
Total Securities Lending Collateral (cost $6,638)

Total Investment Securities (cost $147,083) #		147,573
Other Assets and Liabilities - Net		(6,384)

Net Assets		$141,189

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $6,361.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $147,083. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,788 and $19,298, respectively. Net unrealized appreciation for tax purposes is $490.

The notes are an integral part of this report.

4

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$23,199	$—	$—	$23,199
Equities - Consumer Staples	3,789	—	—	3,789
Equities - Energy	8,923	—	—	8,923
Equities - Financials	10,761	—	—	10,761
Equities - Health Care	26,734	—	—	26,734
Equities - Industrials	21,981	—	—	21,981
Equities - Information Technology	38,176	—	—	38,176
Equities - Materials	4,237	—	—	4,237
Equities - Telecommunication Services	1,761	—	—	1,761
Cash & Cash Equivalent - Repurchase Agreement	—	1,374	—	1,374
Cash & Cash Equivalent - Securities Lending Collateral	6,638	—	—	6,638
Total	$146,199	$1,374	$—	$147,573

The notes are an integral part of this report.

5

Transamerica Templeton Global VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 1.3%
Alumina, Ltd. ‡	374,864	$605
Brambles, Ltd.	215,974	1,540
National Australia Bank, Ltd.	130,420	3,539
Qantas Airways, Ltd.	65,411	165
Austria - 0.7%
Telekom Austria AG	173,081	3,120
Brazil - 1.3%
Empresa Brasileira de Aeronautica SA ADR ‡	94,840	2,176
Petroleo Brasileiro SA -Class A ADR	52,330	2,057
Vale SA -Class B ADR	59,760	1,382
China - 0.3%
China Telecom Corp., Ltd.	2,602,000	1,232
Denmark - 0.3%
Vestas Wind Systems A/S ‡	16,030	1,159
France - 6.3%
Accor SA	30,180	1,680
AXA SA	146,500	3,966
France Telecom SA	182,350	4,858
GDF Suez	57,596	2,558
Michelin	36,154	2,836
Sanofi-Aventis SA	62,345	4,575
Total SA	78,828	4,684
Vivendi	86,520	2,677
Germany - 6.6%
Bayerische Motoren Werke AG	91,920	4,432
Celesio AG	75,620	2,085
Deutsche Post AG	164,460	3,080
E.ON AG ADR	97,160	4,134
Merck KGAA	30,590	3,042
Muenchener Rueckversicherungs AG	23,320	3,721
Rhoen Klinikum AG	65,063	1,656
SAP AG	65,490	3,189
Siemens AG	38,420	3,558
Hong Kong - 0.9%
Cheung Kong Holdings, Ltd.	189,000	2,400
Hutchison Whampoa, Ltd.	233,000	1,679
Ireland - 0.7%
CRH PLC	106,978	2,971
Israel - 1.6%
Check Point Software Technologies ‡	93,195	2,642
Teva Pharmaceutical Industries, Ltd. ADR	84,825	4,289
Italy - 1.3%
Autogrill SpA ‡	128,842	1,557
ENI SpA ADR	50,085	2,497
UniCredit SpA ‡	423,341	1,654
Japan - 4.0%
Fujifilm Holdings Corp.	68,100	2,041
Konica Minolta Holdings, Inc.	217,500	2,062
Mabuchi Motor Co., Ltd.	31,200	1,588
Mitsubishi UFJ Financial Group, Inc. ADR	158,600	847
Nintendo Co., Ltd.	9,300	2,383
Nomura Holdings, Inc.	31,400	193
Olympus Corp.	45,000	1,193
Promise Co., Ltd. ‡	99,100	541
Sony Corp. ADR Λ	41,270	1,205
Takeda Pharmaceutical Co., Ltd.	32,500	1,354
Toyota Motor Corp.	58,200	2,315
USS Co., Ltd.	28,810	1,717
Korea, Republic of - 1.5%
KB Financial Group, Inc. ADR ‡	34,873	1,795
Samsung Electronics Co., Ltd.	377	261
Samsung Electronics Co., Ltd. -144A GDR ∞	13,150	4,484
Netherlands - 2.7%
Akzo Nobel NV	34,990	2,168
ING Groep NV ‡	132,890	2,373
ING Groep NV ADR ‡	22,530	402
Koninklijke KPN NV	49,700	824
Koninklijke Philips Electronics NV	112,710	2,745
Randstad Holding NV ‡	28,860	1,246
Reed Elsevier NV	99,839	1,126
Unilever NV	33,700	971
Netherlands Antilles - 0.4%
Schlumberger, Ltd.	31,230	1,861
Norway - 1.5%
Aker Solutions ASA	53,800	606
Statoilhydro ASA	79,690	1,792
Telenor ASA ‡	368,360	4,266
Papua New Guinea - 0.0%
Oil Search, Ltd.	721	4
Singapore - 2.1%
DBS Group Holdings, Ltd.	422,000	3,978
Flextronics International, Ltd. ‡	241,220	1,800
Singapore Telecommunications, Ltd.	1,477,000	3,408
South Africa - 0.6%
Sasol, Ltd. ADR	65,730	2,506
Spain - 2.4%
Banco Santander SA	101,357	1,632
Iberdrola SA	257,413	2,525
Inditex SA	6,214	357
Telefonica SA	222,051	6,126
Sweden - 0.6%
Loomis AB	21,802	214
Nordea Bank AB	255,150	2,562
Switzerland - 7.2%
ACE, Ltd. ‡ Λ	76,590	4,094
Adecco SA	49,860	2,651
Lonza Group AG	29,030	3,165
Nestle SA ADR	94,400	4,030
Nestle SA	23,418	998
Novartis AG ADR	64,670	3,258
Novartis AG	5,669	284
Roche Holding AG ADR	48,000	1,949
Roche Holding AG	28,694	4,638
Swiss Reinsurance Co., Ltd.	45,010	2,032
Tyco Electronics, Ltd.	151,045	3,365
UBS AG ‡	67,988	1,245
Taiwan - 1.0%
Lite-On Technology Corp. GDR	120,892	1,585
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	246,158	2,698
Turkey - 0.7%
Turkcell Iletisim Hizmetleri AS ADR	183,540	3,280
United Kingdom - 10.9%
Aviva PLC	362,160	2,594
BAE Systems PLC	441,990	2,467
BG Group PLC	19,300	335
BP PLC ADR	70,680	3,761
BP PLC	23,187	205
British Sky Broadcasting Group PLC	310,670	2,838
Cadbury PLC	121,600	1,561
Compass Group PLC	289,960	1,772
GlaxoSmithKline PLC	171,657	3,373
Group 4 Securicor PLC	629,020	2,218
HSBC Holdings PLC	255,109	2,919
Kingfisher PLC ADR	143,800	965
Kingfisher PLC	412,150	1,402
Pearson PLC	120,640	1,486
Rolls-Royce Group PLC - Class C ‡	472,225	3,553

The notes are an integral part of this report.

1

	Shares	Value
United Kingdom - (continued)
Royal Dutch Shell PLC -Class B	35,572	$987
Royal Dutch Shell PLC -Class A	87,912	2,515
Tesco PLC	499,170	3,188
Unilever PLC	135,004	3,836
Vodafone Group PLC	1,953,183	4,376
Wolseley PLC ‡	55,258	1,331
United States - 41.0%
Amazon.com, Inc. ‡	124,230	11,598
Anadarko Petroleum Corp.	53,000	3,325
Apache Corp.	23,000	2,112
Apple, Inc. ‡	67,915	12,590
Automatic Data Processing, Inc.	100,000	3,930
Becton Dickinson & Co.	42,655	2,975
BorgWarner, Inc.	153,620	4,649
Caterpillar, Inc.	72,360	3,714
Charles Schwab Corp.	315,725	6,047
Cisco Systems, Inc. ‡	210,400	4,953
Ecolab, Inc.	120,000	5,548
Emerson Electric Co.	120,135	4,815
EOG Resources, Inc.	38,045	3,177
Expeditors International of Washington, Inc.	100,430	3,530
Gilead Sciences, Inc. ‡	125,985	5,868
Goldman Sachs Group, Inc.	9,900	1,825
Google, Inc. -Class A ‡	19,300	9,570
International Business Machines Corp.	35,995	4,305
Interpublic Group of Cos., Inc. ‡	1	♦
Jacobs Engineering Group, Inc. ‡	92,835	4,266
Johnson Controls, Inc.	265,600	6,788
Microsoft Corp.	172,710	4,471
Monsanto Co.	46,475	3,597
Nucor Corp.	3,800	179
PACCAR, Inc.	149,300	5,630
Praxair, Inc.	120,700	9,859
Qualcomm, Inc.	196,300	8,829
Sigma-Aldrich Corp.	150,400	8,119
T. Rowe Price Group, Inc.	126,400	5,776
Union Pacific Corp.	110,000	6,419
United Parcel Service, Inc. -Class B	14,000	791
Varian Medical Systems, Inc. ‡	91,845	3,870
Wal-Mart Stores, Inc.	73,565	3,611
Walt Disney Co.	160,000	4,394
Wells Fargo & Co.	306,560	8,639
Total Common Stocks (cost $395,494)		429,589

Principal
REPURCHASE AGREEMENT - 1.8%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $7,835 on 10/01/2009. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2024, and with values of $7,999.	$7,835	7,835
Total Repurchase Agreement (cost $7,835)

	Shares
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	257,909	258
Total Securities Lending Collateral (cost $258)

Total Investment Securities (cost $403,587) #		437,682
Other Assets and Liabilities - Net		734

Net Assets		$438,416

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	6.9%	$29,957
Chemicals	6.8	29,291
Commercial Banks	6.4	27,565
Pharmaceuticals	6.1	26,762
Diversified Telecommunication Services	5.5	23,834
Computers & Peripherals	4.3	18,480
Insurance	3.8	16,407
Capital Markets	3.4	15,086
Auto Components	3.2	14,273
Communications Equipment	3.1	13,782
Electronic Equipment & Instruments	3.1	13,278
Software	2.9	12,685
Media	2.8	12,521
Internet & Catalog Retail	2.6	11,598
Food Products	2.5	11,396
Internet Software & Services	2.2	9,570
Machinery	2.1	9,344
Aerospace & Defense	1.9	8,196
Health Care Equipment & Supplies	1.9	8,038
Industrial Conglomerates	1.8	7,982
Wireless Telecommunication Services	1.7	7,656
Air Freight & Logistics	1.7	7,401
Food & Staples Retailing	1.5	6,799
Automobiles	1.5	6,747
Electric Utilities	1.5	6,659
Road & Rail	1.5	6,419
Electrical Equipment	1.4	5,974
Biotechnology	1.3	5,868
Hotels, Restaurants & Leisure	1.2	5,009
Specialty Retail	1.0	4,441
Construction & Engineering	1.0	4,266
Commercial Services & Supplies	0.9	3,972
IT Services	0.9	3,930
Professional Services	0.9	3,897
Health Care Providers & Services	0.9	3,741
Life Sciences Tools & Services	0.7	3,165
Construction Materials	0.7	2,971
Semiconductors & Semiconductor Equipment	0.7	2,959
Diversified Financial Services	0.6	2,775
Multi-Utilities	0.6	2,558
Energy Equipment & Services	0.5	2,467
Real Estate Management & Development	0.5	2,400
Metals & Mining	0.5	2,166
Office Electronics	0.4	2,062
Trading Companies & Distributors	0.3	1,331
Household Durables	0.3	1,205
Consumer Finance	0.1	541
Airlines	0.0	165
Investment Securities, at Value	98.1	429,589
Short-Term Investments	1.9	8,093
Total Investments	100.0%	$437,682

The notes are an integral part of this report.

3

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $251.
♦	Value is less than $1.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $403,587. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $60,748 and $26,653, respectively. Net unrealized appreciation for tax purposes is $34,095.

∞	Restricted security. At 09/30/2009, the Fund owned the following security (representing 1.02% of Net Assets) which was restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Value	Price ¥
Samsung Electronics Co., Ltd. -144A GDR	01/07/2005	13,150	$3,089	$4,484	$340.99

¥ Price is not in thousands

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $4,484, or 1.02%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$55,796	$—	$—	$55,796
Equities - Consumer Staples	18,195	—	—	18,195
Equities - Energy	32,425	—	—	32,425
Equities - Financials	64,771	—	—	64,771
Equities - Health Care	47,573	—	—	47,573
Equities - Industrials	58,945	—	—	58,945
Equities - Information Technology	76,747	—	—	76,747
Equities - Materials	34,428	—	—	34,428
Equities - Telecommunication Services	31,492	—	—	31,492
Equities - Utilities	9,217	—	—	9,217
Cash & Cash Equivalent - Repurchase Agreement	—	7,835	—	7,835
Cash & Cash Equivalent - Securities Lending Collateral	258	—	—	258
Total	$429,847	$7,835	$—	$437,682

The notes are an integral part of this report.

4

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Bermuda - 3.2%
Brookfield Infrastructure Partners, LP	17,407	$287
Montpelier Re Holdings, Ltd.	183,339	2,992
Nabors Industries, Ltd. ‡	156,135	3,263
Canada - 15.1%
Brookfield Asset Management, Inc. -Class A	415,176	9,429
Canfor Corp. ‡	403,377	2,291
E-L Financial Corp., Ltd. §	1,896	868
EnCana Corp.	164,000	9,448
Power Corp. of Canada	201,936	5,522
Viterra, Inc. ‡ Λ	311,100	3,103
France - 0.5%
Sanofi-Aventis SA	15,050	1,104
Germany - 0.9%
Lanxess AG	53,681	1,850
Hong Kong - 18.0%
Cheung Kong Holdings, Ltd.	719,847	9,140
Hang Lung Group, Ltd.	367,308	1,834
Hang Lung Properties, Ltd.	776,251	2,870
Henderson Land Development Co., Ltd.	1,649,462	10,598
Hutchison Whampoa, Ltd.	1,103,912	7,955
Wharf Holdings, Ltd.	795,478	4,224
Japan - 13.3%
Mitsui Fudosan Co., Ltd.	482,538	8,165
Sapporo Holdings, Ltd.	342,000	1,745
Tokio Marine Holdings, Inc.	237,650	6,883
Toyota Industries Corp.	375,193	10,304
Korea, Republic of - 5.5%
POSCO ADR	106,839	11,105
Sweden - 3.4%
Investor AB -Class A	397,854	7,020
United Kingdom - 0.2%
Derwent London PLC REIT	24,000	468
United States - 34.8%
Alamo Group, Inc.	85,129	1,345
Alexander & Baldwin, Inc.	53,233	1,708
Applied Materials, Inc.	180,039	2,413
AVX Corp.	541,695	6,462
Bank of New York Mellon Corp.	301,559	8,741
Bristow Group, Inc. ‡	69,649	2,068
Capital Southwest Corp.	12,395	951
Cimarex Energy Co.	221,693	9,604
Cross Country Healthcare, Inc. ‡	135,994	1,266
Electro Scientific Industries, Inc. ‡	112,166	1,502
Electronics for Imaging, Inc. ‡	84,921	957
Forest City Enterprises, Inc. -Class A	321,423	4,297
Intel Corp.	219,039	4,286
Investment Technology Group, Inc. ‡	132,889	3,710
Leucadia National Corp. ‡	23,000	569
Lexmark International, Inc. -Class A ‡	39,292	846
MDC Holdings, Inc.	30,732	1,068
NewAlliance Bancshares, Inc.	30,115	322
Pharmaceutical Product Development, Inc.	115,000	2,523
St. Joe Co. ‡ Λ	225,780	6,575
Sycamore Networks, Inc. ‡	858,179	2,592
Tejon Ranch Co. ‡	60,731	1,560
Tellabs, Inc. ‡	466,171	3,226
Westwood Holdings Group, Inc.	60,707	2,107
Total Common Stocks (cost $176,250)		193,166

	Principal
CONVERTIBLE BOND - 0.6%
United States - 0.6%
Forest City Enterprises, Inc.
3.63%, due 10/15/2011	$1,400	1,271
Total Convertible Bond (cost $856)

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.9%
United States - 2.9%
U.S. Treasury Bill
0.01%, 10/08/2009 ▲	6,000	6,000
Total Short-Term U.S. Government Obligation (cost $6,000)

REPURCHASE AGREEMENT - 1.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $2,241 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $2,289.	2,241	2,241
Total Repurchase Agreement (cost $2,241)

	Shares
SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	2,390,234	2,390
Total Securities Lending Collateral (cost $2,390)

Total Investment Securities (cost $187,737) #		205,068
Other Assets and Liabilities - Net		(1,354)

Net Assets		$203,714

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Real Estate Management & Development	29.3%	$59,963
Oil, Gas & Consumable Fuels	9.4	19,052
Insurance	8.0	16,265
Capital Markets	7.5	15,509
Metals & Mining	5.4	11,105
Auto Components	4.9	10,304
Electronic Equipment & Instruments	3.9	7,964
Industrial Conglomerates	3.9	7,955
Diversified Financial Services	3.7	7,589
Semiconductors & Semiconductor Equipment	3.3	6,699
Communications Equipment	2.8	5,818
Energy Equipment & Services	2.6	5,331
Food Products	1.5	3,103
Life Sciences Tools & Services	1.2	2,523
Paper & Forest Products	1.1	2,291
Chemicals	0.9	1,850
Computers & Peripherals	0.9	1,803
Beverages	0.9	1,745
Marine	0.8	1,708
Machinery	0.7	1,345
Health Care Providers & Services	0.6	1,266
Pharmaceuticals	0.5	1,104
Household Durables	0.5	1,068
Real Estate Investment Trusts	0.2	468
Thrifts & Mortgage Finance	0.2	322
Electric Utilities	0.1	287
Investment Securities, at Value	94.8	194,437
Short-Term Investments	5.2	10,631
Total Investments	100.0%	$205,068

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $2,290.
§	Illiquid. These securities aggregated to $868, or 0.43%, of the Fund’s net assets.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $187,737. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,988 and $20,657, respectively. Net unrealized appreciation for tax purposes is $17,331.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$11,370	$—	$—	$11,370
Equities - Consumer Staples	4,848	—	—	4,848
Equities - Energy	24,383	—	—	24,383
Equities - Financials	98,846	—	—	98,846
Equities - Health Care	4,894	—	—	4,894
Equities - Industrials	11,009	—	—	11,009
Equities - Information Technology	22,284	—	—	22,284
Equities - Materials	15,245	—	—	15,245
Equities - Utilities	287	—	—	287
Fixed Income - Financials	—	1,271	—	1,271
Cash & Cash Equivalent - Securities Lending Collateral	2,390	—	—	2,390
Cash & Cash Equivalent - Repurchase Agreement	—	2,241	—	2,241
Cash & Cash Equivalent - Short-Term U.S. Government Obligation	—	6,000	—	6,000
Total	$195,556	$9,512	$—	$205,068

The notes are an integral part of this report.

2

Transamerica U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.4%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	$30,275		$29,007
2.50%, 01/15/2029		23,929	25,716
U.S. Treasury Note
0.88%, 04/30/2011		5,900	5,916
Total U.S. Government Obligations (cost $55,458)			60,639

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.0%
Fannie Mae
3.79%, 07/01/2013		1,426	1,472
4.50%, 03/25/2017 - 04/25/2030		9,485	9,790
4.69%, 08/01/2035 *		5,248	5,459
4.70%, 07/01/2035 *		5,990	6,250
4.73%, 10/01/2035 *		4,537	4,740
4.75%, 04/25/2029		2,713	2,737
5.00%, 06/25/2019 - 01/01/2039		61,768	63,985
5.50%, 04/01/2037		1,434	1,503
5.56%, 04/01/2037 *		11,867	12,515
5.79%, 12/01/2036 *		8,398	8,861
6.00%, 11/01/2037 - 10/01/2038		25,327	26,777
Freddie Mac
3.75%, 12/15/2011		1,941	1,962
4.00%, 03/15/2019 - 10/15/2029		7,008	7,132
4.13%, 12/21/2012 - 09/27/2013		14,000	15,014
4.50%, 03/15/2016 - 02/15/2027		3,517	3,628
4.75%, 10/25/2010 - 11/15/2021		2,753	2,847
5.00%, 08/15/2012 - 01/01/2039		32,484	33,669
5.35%, 07/01/2038 *		4,449	4,659
5.49%, 09/01/2037 *		3,862	4,080
5.50%, 01/15/2029		2,972	3,030
5.56%, 08/01/2037 *		604	634
Ginnie Mae
3.28%, 02/16/2035		10,687	10,752
Total U.S. Government Agency Obligations (cost $226,762)			231,496

FOREIGN GOVERNMENT OBLIGATIONS - 6.9%
Bundesrepublik Deutschland
4.25%, 07/04/2018	EUR	13,000	20,636
France Government Bond
4.00%, 04/25/2018	EUR	15,500	23,792
Total Foreign Government Obligations (cost $39,763)			44,428

MORTGAGE-BACKED SECURITIES - 5.6%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 -144A	$7,500		7,426
BCAP LLC Trust
Series 2009-RR6, Class 2A1
5.62%, 08/26/2035 -144A		3,822	3,660
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036 -144A		4,000	4,000
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.56%, 12/26/2037 -144A		4,401	4,005
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 -144A		3,951	3,754
Series 2009-R7, Class 1A1
5.61%, 02/26/2036 -144A		3,580	3,365
Series 2009-R9, Class 1A1
5.84%, 08/26/2046 -144A		3,759	3,571
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036 -144A		6,400	6,368
Total Mortgage-Backed Securities (cost $34,408)			36,149

CORPORATE DEBT SECURITIES - 41.8%
Capital Markets - 12.0%
Goldman Sachs Group, Inc.
3.25%, 06/15/2012		20,000	20,873
Morgan Stanley
1.95%, 06/20/2012		30,000	30,303
Raymond James Financial, Inc.
8.60%, 08/15/2019		5,000	5,521
State Street Corp.
2.15%, 04/30/2012		20,000	20,316
Chemicals - 0.9%
Dow Chemical Co.
8.55%, 05/15/2019		5,000	5,621
Commercial Banks - 7.9%
American Express Bank FSB
3.15%, 12/09/2011		20,000	20,764
Barclays Bank PLC
10.18%, 06/12/2021 -144A		2,040	2,681
National City Bank
0.65%, 12/15/2016 *		6,000	5,002
PNC Funding Corp.
2.30%, 06/22/2012		20,000	20,359
ZFS Finance USA Trust II ¡
6.45%, 06/15/2016 -144A		2,000	1,800
Consumer Finance - 3.2%
John Deere Capital Corp.
2.88%, 06/19/2012		20,000	20,664
Diversified Financial Services - 15.8%
Bank of America Corp.
0.58%, 06/15/2016 *		5,000	4,268
3.13%, 06/15/2012		20,000	20,802
Citigroup, Inc.
2.13%, 04/30/2012		25,000	25,354
General Electric Capital Corp.
2.20%, 06/08/2012		25,000	25,385
GMAC, Inc.
2.20%, 12/19/2012		25,000	25,267
Pemex Finance, Ltd.
9.03%, 02/15/2011		183	191
Food & Staples Retailing - 0.5%
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012		3,000	3,015
Food Products - 0.8%
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A		4,000	4,110
Michael Foods, Inc.
8.00%, 11/15/2013		1,500	1,523

The notes are an integral part of this report.

1

	Principal	Value
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp.
9.00%, 01/15/2013	$500	$500
Metals & Mining - 0.5%
ArcelorMittal
6.13%, 06/01/2018	3,500	3,448
Oil, Gas & Consumable Fuels - 0.1%
Valero Logistics Operations, LP
6.05%, 03/15/2013	430	441
Total Corporate Debt Securities (cost $259,086)		268,208

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.9%
U.S. Treasury Bill
0.01%, 10/08/2009 ▲	3,750	3,750
0.05%, 10/29/2009 ▲	7,000	7,000
0.05%, 11/12/2009 ▲	26,900	26,895
Total Short-Term U.S. Government Obligations (cost $37,645)		37,645

REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $7,667 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $7,821.	7,667	7,667
Total Repurchase Agreement (cost $7,667)

Total Investment Securities (cost $660,789) #		686,232
Other Assets and Liabilities - Net		(43,729)

Net Assets		$642,503

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Depreciation
2-Year U.S. Treasury Note	(135)	12/31/2009	$(153)
5-Year U.S. Treasury Note	(185)	12/31/2009	(262)
			$(415)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Depreciation
Euro	10,000	10/30/2009	$14,712	$(78)
Euro	(30,236)	10/30/2009	(42,453)	(1,794)
				$(1,872)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2009.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2009.
*	Floating or variable rate note. Rate is listed as of 09/30/2009.
#

Aggregate cost for federal income tax purposes is $660,789. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,468 and $25, respectively. Net unrealized appreciation for tax purposes is $25,443.

Г	Contract amounts are not in thousands.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $44,740, or 6.96%, of the Fund’s net assets.

CMBS	Commerical Mortgage-Backed Security
EUR	Euro
FSB	Full-Service Bank

The notes are an integral part of this report.

2

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Consumer Discretionary	$—	$4,610	$—	$4,610
Fixed Income - Consumer Staples	—	4,538	—	4,538
Fixed Income - Energy	—	441	—	441
Fixed Income - Financials	—	249,550	—	249,550
Fixed Income - Foreign Government Obligation	—	44,428	—	44,428
Fixed Income - Materials	—	9,069	—	9,069
Fixed Income - Mortgage-Backed Security	—	36,149	—	36,149
Fixed Income - U.S. Government Agency Obligation	—	231,496	—	231,496
Fixed Income - U.S. Government Obligation	—	60,639	—	60,639
Cash & Cash Equivalent - Repurchase Agreement	—	7,667	—	7,667
Cash & Cash Equivalent - Short-Term U.S. Government Obligation	—	37,645	—	37,645
Total	$—	$686,232	$—	$686,232

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(1,872)	$—	$(1,872)
Futures Contracts	—	(415)	—	(415)
Total	$—	$(2,287)	$—	$(2,287)

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

3

Transamerica Value Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bond
3.50%, 02/15/2039	$535	$485
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,028	985
2.50%, 01/15/2029	1,033	1,110
Total U.S. Government Obligations (cost $2,323)		2,580

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%
Fannie Mae
4.73%, 10/01/2035 *	1,996	2,085
5.00%, 05/01/2018- 03/01/2039	3,825	3,979
5.50%, 01/01/2038	1,281	1,342
6.00%, 08/01/2036- 12/01/2037	5,450	5,765
Freddie Mac
5.00%, 04/01/2018- 11/15/2032	3,599	3,766
5.49%, 09/01/2037 *	1,099	1,161
5.50%, 09/01/2018- 11/01/2018	1,558	1,669
Total U.S. Government Agency Obligations (cost $18,959)		19,767

MORTGAGE-BACKED SECURITIES - 4.9%
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037-144A	1,340	1,301
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.92%, 07/26/2035-144A * Ə	685	652
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037-144A	404	384
Series 2009-RR6, Class 2A1
5.62%, 08/26/2035-144A	459	439
Crown Castle Towers LLC
Series 2006-1A, Class AFL
0.41%, 11/15/2036-144A *	1,205	1,039
Series 2006-1A, Class AFX
5.24%, 11/15/2036-144A	965	965
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.56%, 12/26/2037-144A	467	425
Series 2009-R7, Class 10A3
6.00%, 12/26/2036-144A	424	403
Series 2009-R7, Class 12A1
5.50%, 08/26/2036-144A	478	452
Series 2009-R7, Class 1A1
5.61%, 02/26/2036-144A	680	639
Series 2009-R7, Class 4A1
3.74%, 09/26/2034-144A *	679	637
Series 2009-R9, Class 1A1
5.84%, 08/26/2046-144A	489	464
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.83%, 01/27/2047-144A	480	457
Small Business Administration CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036-144A	1,200	1,194
WaMu Mortgage Pass Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	950	953
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	744	725
Series 2003-L, Class 1A2
4.56%, 11/25/2033 *	689	678
Total Mortgage-Backed Securities (cost $11,560)		11,807

CORPORATE DEBT SECURITIES - 24.2%
Airlines - 0.4%
Continental Airlines, Inc.
9.00%, 07/08/2016	310	327
Delta Air Lines, Inc.
7.57%, 11/18/2010	580	574
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039 -144A	636	839
Bacardi, Ltd.
7.45%, 04/01/2014 -144A	580	655
Building Products - 0.4%
Holcim Capital Corp., Ltd.
6.88%, 09/29/2039 -144A	439	452
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 -144A	480	479
Capital Markets - 1.7%
Goldman Sachs Group, Inc.
0.74%, 03/22/2016*	1,035	976
Macquarie Group, Ltd.
7.63%, 08/13/2019 -144A	975	1,045
Raymond James Financial, Inc.
8.60%, 08/15/2019	920	1,016
State Street Capital Trust IV Capital Securities
1.30%, 06/01/2077*	1,491	962
Chemicals - 1.3%
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/2019 -144A	425	513
Cytec Industries, Inc.
8.95%, 07/01/2017	425	470
Dow Chemical Co.
8.55%, 05/15/2019	980	1,102
Nalco Co.
8.25%, 05/15/2017 -144A	450	473
Yara International ASA
7.88%, 06/11/2019 -144A	465	522
Commercial Banks - 1.7%
Barclays Bank PLC
10.18%, 06/12/2021 -144A	896	1,178
National City Bank
0.65%, 12/15/2016 *	1,185	988
Wachovia Corp.
0.83%, 10/28/2015 *	1,200	1,078
ZFS Finance USA Trust II
6.45%, 06/15/2016 -144A ¡	1,098	988
Commercial Services & Supplies - 0.2%
Aramark Corp.
8.50%, 02/01/2015	450	454
Construction Materials - 0.8%
CRH America, Inc.
5.30%, 10/15/2013 -144A	850	877
Lafarge SA
6.15%, 07/15/2011	1,015	1,057

The notes are an integral part of this report.

1

	Principal	Value
Consumer Finance - 0.2%
Discover Financial Services
0.83%, 06/11/2010 *	$447	$437
Containers & Packaging - 0.6%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 -144A	500	531
Rexam PLC
6.75%, 06/01/2013 -144A	800	858
Diversified Financial Services - 2.0%
Bank of America Corp.
0.58%, 06/15/2016 *	1,700	1,451
General Electric Capital Corp.
6.00%, 08/07/2019	605	614
Glencore Funding LLC
6.00%, 04/15/2014 -144A	597	573
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 -144A	955	954
Nissan Motor Acceptance Corp.
5.63%, 03/14/2011 -144A	920	925
Pemex Finance, Ltd.
9.03%, 02/15/2011	254	264
Electronic Equipment & Instruments - 0.4%
Tyco Electronics Group SA
6.00%, 10/01/2012	940	995
Energy Equipment & Services - 0.5%
DCP Midstream LLC
9.75%, 03/15/2019 -144A	475	567
Weatherford International, Ltd.
7.00%, 03/15/2038	635	685
Food & Staples Retailing - 0.4%
Ingles Markets, Inc.
8.88%, 05/15/2017	470	482
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	600	603
Food Products - 0.7%
Lorillard, Inc.
8.13%, 06/23/2019	407	462
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	575	591
Michael Foods, Inc.
8.00%, 11/15/2013	700	710
Gas Utilities - 0.3%
EQT Corp.
8.13%, 06/01/2019	650	742
Hotels, Restaurants & Leisure - 0.6%
International Game Technology
7.50%, 06/15/2019	855	947
Royal Caribbean Cruises, Ltd.
8.75%, 02/02/2011	523	535
Household Durables - 0.4%
Whirlpool Corp.
8.00%, 05/01/2012	870	939
Insurance - 0.5%
American Financial Group, Inc.
9.88%, 06/15/2019	450	494
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ¡ Ž	1,000	602
Leisure Equipment & Products - 0.4%
Hasbro, Inc.
6.30%, 09/15/2017	960	1,005
Machinery - 0.3%
Kennametal, Inc.
7.20%, 06/15/2012	735	775
Media - 0.4%
Discovery Communications LLC
5.63%, 08/15/2019	880	903
Metals & Mining - 1.4%
Anglo American Capital PLC
9.38%, 04/08/2019 -144A	880	1,069
ArcelorMittal
5.38%, 06/01/2013	1,065	1,089
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	830	1,019
Xstrata Canada Corp.
7.35%, 06/05/2012	460	493
Multiline Retail - 0.4%
Best Buy Co., Inc.
6.75%, 07/15/2013	845	905
Multi-Utilities - 0.7%
Black Hills Corp.
9.00%, 05/15/2014	470	533
Sempra Energy
9.80%, 02/15/2019	855	1,095
Oil, Gas & Consumable Fuels - 1.8%
Enbridge Energy Partners, LP
9.88%, 03/01/2019	610	758
GAZ Capital SA
8.13%, 07/31/2014 -144A	685	733
Petrobras International Finance Co.
7.88%, 03/15/2019	490	565
PetroHawk Energy Corp.
9.13%, 07/15/2013	720	740
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 -144A	455	515
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 -144A	995	1,116
Paper & Forest Products - 0.4%
Weyerhaeuser Co.
6.75%, 03/15/2012	950	990
Real Estate Investment Trusts - 3.2%
Dexus Finance Pty Ltd.
7.13%, 10/15/2014 -144A	635	632
Duke Realty, LP
7.38%, 02/15/2015	800	825
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	1,870	1,958
Host Hotels & Resorts, LP
7.00%, 08/15/2012	460	464
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	1,800	1,522
Simon Property Group, Inc.
10.35%, 04/01/2019	830	1,033
Tanger Factory Outlet Centers
6.15%, 11/15/2015	530	502
WEA Finance LLC / WT Finance Aust Pty, Ltd.
6.75%, 09/02/2019 -144A	940	951
Real Estate Management & Development - 0.4%
Post Apartment Homes, LP
5.45%, 06/01/2012	205	197
6.30%, 06/01/2013	747	735

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Road & Rail - 0.6%
ERAC USA Finance Co.
8.00%, 01/15/2011 -144A	$910	$954
Hertz Corp.
8.88%, 01/01/2014	400	404
Specialty Retail - 0.5%
Staples, Inc.
9.75%, 01/15/2014	935	1,123
Total Corporate Debt Securities (cost $54,495)		58,589

	Shares
COMMON STOCKS - 60.0%
Aerospace & Defense - 1.6%
Precision Castparts Corp.	38,705	3,943
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. -Class B	26,500	1,496
Auto Components - 1.8%
BorgWarner, Inc.	144,422	4,370
Automobiles - 1.4%
Harley-Davidson, Inc.	151,195	3,477
Capital Markets - 5.7%
BlackRock, Inc. -Class A	24,905	5,400
Blackstone Group, LP	254,195	3,610
Credit Suisse Group AG ADR	86,110	4,792
Chemicals - 1.8%
Praxair, Inc.	53,900	4,403
Commercial Banks - 1.9%
SunTrust Banks, Inc.	204,710	4,616
Communications Equipment - 1.7%
Qualcomm, Inc.	92,290	4,151
Computers & Peripherals - 3.8%
Apple, Inc. ‡	25,470	4,721
International Business Machines Corp.	36,330	4,345
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. ‡	80,134	3,682
Diversified Financial Services - 2.3%
JPMorgan Chase & Co.	128,000	5,609
Electrical Equipment - 1.3%
Cooper Industries PLC -Class A	85,065	3,196
Electronic Equipment & Instruments - 0.9%
Tyco Electronics, Ltd.	102,900	2,293
Health Care Equipment & Supplies - 0.9%
Becton Dickinson & Co.	30,767	2,146
Health Care Providers & Services - 2.1%
Community Health Systems, Inc. ‡	163,005	5,205
IT Services - 0.5%
Automatic Data Processing, Inc.	32,000	1,258
Machinery - 1.6%
Caterpillar, Inc.	77,575	3,982
Media - 2.0%
Walt Disney Co.	175,000	4,806
Metals & Mining - 2.4%
Vale SA -Class B ADR	246,000	5,690
Multiline Retail - 1.2%
Target Corp.	62,450	2,915
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	85,000	5,332
Exxon Mobil Corp.	80,900	5,551
XTO Energy, Inc.	110,000	4,545
Paper & Forest Products - 2.0%
Weyerhaeuser Co.	133,675	4,899
Pharmaceuticals - 3.2%
Roche Holding AG ADR	71,465	2,901
Teva Pharmaceutical Industries, Ltd. ADR	94,600	4,783
Professional Services - 1.8%
Robert Half International, Inc.	175,755	4,398
Road & Rail - 2.2%
Union Pacific Corp.	86,500	5,048
Software - 3.6%
Microsoft Corp.	173,795	4,500
Oracle Corp.	195,886	4,082
Specialty Retail - 3.1%
Gap, Inc.	200,210	4,284
Home Depot, Inc.	124,682	3,322
Textiles, Apparel & Luxury Goods - 0.7%
Nike, Inc. -Class B	25,224	1,632
Total Common Stocks (cost $124,352)		145,383

	Principal
PREFERRED CORPORTAE DEBT SECURITY - 0.4%
Commercial Banks - 0.4%
Rabobank Nederland NV
11.00%, 06/30/2019 144A ¡ Ž	$790	968
Total Preferred Corporate Debt Security (cost $831)

REPURCHASE AGREEMENT - 0.7%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,799 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $1,837.	1,799	1,799
Total Repurchase Agreement (cost $1,799)

Total Investment Securities (cost $214,319) #		240,893
Other Assets and Liabilities - Net		1,271

Net Assets		$242,164

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $214,319. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $30,746 and $4,172, respectively. Net unrealized appreciation for tax purposes is $26,574.

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $31,533, or 13.02%, of the Fund’s net assets.

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$24,806	$—	$—	$24,806
Equities - Energy	15,428	—	—	15,428
Equities - Financials	24,027	—	—	24,027
Equities - Health Care	15,035	—	—	15,035
Equities - Industrials	25,744	—	—	25,744
Equities - Information Technology	25,350	—	—	25,350
Equities - Materials	14,992	—	—	14,993
Fixed Income - Consumer Discretionary	—	4,186	—	4,186
Fixed Income - Consumer Staples	—	6,063	—	6,063
Fixed Income - Energy	—	5,679	—	5,679
Fixed Income - Financials	—	24,333	—	24,333
Fixed Income - Industrials	—	4,496	—	4,496
Fixed Income - Information Technology	—	995	—	995
Fixed Income - Materials	—	10,532	—	10,532
Fixed Income - Mortgage-Backed Security	—	11,807	—	11,807
Fixed Income - Telecommunication Services	—	903	—	903
Fixed Income - U.S. Government Agency Obligation	—	19,767	—	19,767
Fixed Income - U.S. Government Obligation	—	2,580	—	2,580
Fixed Income - Utilities	—	2,370	—	2,370
Cash & Cash Equivalent - Repurchase Agreement	—	1,799	—	1,799
Total	$145,382	$95,511	$—	$240,893

The notes are an integral part of this report.

4

Transamerica Van Kampen Active International Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.8%
Brazil - 1.6%
All America Latina Logistica SA, 0.77% ▲	10,200	$79
Banco Bradesco SA, 0.47% ▲	18,039	359
Bradespar SA, 0.66% ▲	1,259	23
Centrais Eletricas Brasileiras SA, 1.70% ▲	9,687	136
Cia Energetica de Minas Gerais, 2.92% ▲	6,143	94
Gerdau SA, 3.12% ▲	5,736	77
Investimentos Itau SA, 0.67% ▲	23,818	144
Itau Unibanco Holding SA, 0.48% ▲	19,324	389
Metalurgica Gerdau SA -Class A, 1.71% ▲	1,574	26
Petroleo Brasileiro SA, 0.07% ▲	29,350	580
Tele Norte Leste Participacoes SA, 7.39% ▲	5,061	96
Usinas Siderurgicas de Minas Gerais SA, 1.38% ▲	2,889	76
Vale SA, 3.76% ▲	6,803	141
Germany - 0.2%
Henkel AG & Co. KGaA, 2.91% ▲	526	23
Porsche AG, 5.21% ▲	1,667	131
RWE AG, 5.18% ▲	222	18
Volkswagen AG, 5.24% ▲	1,229	143
Total Preferred Stocks (cost $2,097)		2,535

COMMON STOCKS - 87.4%
Australia - 3.6%
AGL Energy, Ltd.	3,114	38
Alumina, Ltd. ‡	32,660	53
Amcor, Ltd.	16,410	79
AMP, Ltd.	8,563	49
Australia & New Zealand Banking Group, Ltd.	2,009	43
BHP Billiton, Ltd.	68,551	2,281
BlueScope Steel, Ltd.	18,884	49
Boral, Ltd.	11,211	60
Brambles, Ltd.	6,121	44
Caltex Australia, Ltd. ‡	2,753	29
Coca-Cola Amatil, Ltd.	3,447	30
Commonwealth Bank of Australia	1,569	72
CSL, Ltd.	1,321	39
CSR, Ltd.	14,965	25
Fairfax Media, Ltd.	6,287	10
Fortescue Metals Group, Ltd. ‡	27,691	93
Foster’s Group, Ltd.	12,709	62
Incitec Pivot, Ltd.	34,287	86
Insurance Australia Group, Ltd.	10,893	36
Leighton Holdings, Ltd.	1,102	35
Lend Lease Corp., Ltd.	3,138	29
Macquarie Group, Ltd.	1,295	67
Macquarie Infrastructure Group	14,523	19
National Australia Bank, Ltd.	2,104	57
Newcrest Mining, Ltd.	10,081	284
Nufarm, Ltd.	2,260	23
OneSteel, Ltd.	17,326	46
Orica, Ltd.	7,223	149
Origin Energy, Ltd.	4,774	69
Oz Minerals, Ltd. ‡	60,415	61
QBE Insurance Group, Ltd.	4,404	94
Rio Tinto, Ltd.	5,771	301
Santos, Ltd.	3,293	44
Sims Metal Management, Ltd.	3,238	65
Sonic Healthcare, Ltd.	875	11
Stockland REIT	413	1
Suncorp-Metway, Ltd.	3,674	29
Tabcorp Holdings, Ltd.	2,490	16
Telstra Corp., Ltd.	13,369	39
Toll Holdings, Ltd.	1,683	13
Transurban Group ‡	4,908	18
Wesfarmers, Ltd. PPS	948	22
Wesfarmers, Ltd.	2,720	64
Westpac Banking Corp.	2,263	52
Woodside Petroleum, Ltd.	3,004	138
Woolworths, Ltd.	6,436	166
Austria - 1.2%
Erste Group Bank AG	8,666	387
OMV AG	9,842	397
Raiffeisen International Bank Holding AG	2,434	159
Telekom Austria AG	12,814	231
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	3,054	154
Vienna Insurance Group	1,780	102
Voestalpine AG	5,618	201
Belgium - 0.5%
Anheuser-Busch InBev NV	2,592	118
Anheuser-Busch InBev NV - STRIP VVPR ‡	2,616	♦
Belgacom SA	1,345	52
Delhaize Group SA	752	52
Fortis ‡	5,820	27
Groupe Bruxelles Lambert SA	1,810	168
Nationale A Portefeuille	953	52
Solvay SA -Class A	848	88
UCB SA	1,180	50
Umicore	1,805	54
Bermuda - 0.6%
Cheung Kong Infrastructure Holdings, Ltd.	11,000	39
Esprit Holdings, Ltd.	16,700	112
Kerry Properties, Ltd.	9,591	52
Li & Fung, Ltd.	91,614	376
Noble Group, Ltd.	12,000	21
NWS Holdings, Ltd.	233	♦
SeaDrill, Ltd. ‡	6,600	138
Shangri-La Asia, Ltd.	1,125	2
Yue Yuen Industrial Holdings	12,000	34
Brazil - 1.1%
Banco Do Brasil SA	10,200	180
BM&FBOVESA SA	13,800	102
Cia Siderurgica Nacional SA	5,100	156
Empresa Brasileira de Aeronautica SA ‡	3,600	21
Lojas Renner SA	13,800	242
Perdigao SA ‡	7,320	195
Petroleo Brasileiro SA	21,000	485
Redecard SA	3,800	58
Vale SA	4,600	107
Canada - 0.1%
Thomson Reuters Corp.	3,284	110
Cayman Islands - 0.3%
Agile Property Holdings, Ltd.	117,444	139
Chaoda Modern Agriculture Holdings, Ltd.	84,544	51
China Resources Land, Ltd.	60,000	131
Li Ning Co., Ltd.	44,000	136
Denmark - 0.6%
A.P. Moller Maersk A/S -Series B	25	172
DSV A/S ‡	3,700	66
Novo Nordisk A/S -Series B	5,003	314
Novozymes A/S	786	74
Vestas Wind Systems A/S ‡	2,482	179
Finland - 1.2%
Fortum OYJ	6,915	177
Kesko OYJ -Class B	3,370	113
Kone OYJ -Class B	2,649	97
Metso OYJ	7,276	206
Neste Oil OYJ	1,357	25
Nokia OYJ	45,288	666
Outokumpu OYJ	2,264	42
Rautaruukki OYJ	1,488	36

The notes are an integral part of this report.

1

	Shares	Value
Finland (continued)
Sampo OYJ -Class A	5,310	$134
Stora Enso OYJ -Class R ‡	9,824	68
UPM-Kymmene OYJ	8,551	103
Wartsila OYJ	859	34
France - 6.2%
Accor SA	1,359	75
Air Liquide SA	2,322	264
Alcatel-Lucent ‡	14,558	65
Alstom SA	3,848	281
ATOS Origin SA ‡	183	9
AXA SA	18,386	498
BNP Paribas	10,618	848
Bouygues SA	2,743	139
Capital Gemini SA	956	50
Carrefour SA	4,799	218
Casino Guichard Perrachon SA	647	51
Cie de Saint-Gobain	2,223	115
Cie Generale D’optique Essilor International SA	1,217	69
CNP Assurances	748	76
Credit Agricole SA	5,670	118
Dassault Systemes SA	407	23
EDF SA	1,226	73
Eurazeo NPV	325	21
Fonciere Des Regions REIT	293	34
France Telecom SA	9,730	259
GDF Suez	8,978	399
Gecina SA REIT	236	28
Groupe Danone SA	1,753	106
Hermes International	468	69
ICADE REIT	200	21
Imerys SA	521	30
Klepierre REIT	1,090	43
Lafarge SA	1,395	125
Lagardere SCA	1,281	60
L’Oreal SA	429	43
LVMH Moet Hennessy Louis Vuitton SA	1,647	166
Michelin -Class B	2,032	159
Neopost SA	382	34
Pernod-Ricard SA	514	41
Peugeot SA ‡	2,234	68
PPR SA	772	99
Publicis Groupe	938	38
Renault SA ‡	1,927	90
Safran SA	814	15
Sanofi-Aventis SA	5,354	393
Schneider Electric SA	3,080	312
SCOR SE	2,305	63
Societe BIC SA	377	27
Societe Generale	5,064	408
Societe Television Francaise	2,263	40
Sodexo	778	47
Technip SA	1,146	73
Thales SA	947	47
Total SA	25,364	1,508
Unibail-Rodamco REIT	1,571	327
Vallourec SA	422	72
Veolia Environnement	3,886	149
Vinci SA	2,031	115
Vivendi	6,724	207
Germany - 5.1%
Adidas AG	1,467	77
Allianz SE	3,779	472
BASF SE	6,111	324
Bayer AG	5,901	408
Bayerische Motoren Werke AG	4,316	208
Beiersdorf AG	432	25
Celesio AG	1,188	33
Commerzbank AG ‡	4,890	62
Daimler AG	9,960	501
Deutsche Bank AG	6,223	478
Deutsche Boerse AG	1,507	123
Deutsche Lufthansa AG	1,798	32
Deutsche Post AG	5,661	106
Deutsche Postbank AG ‡	419	15
Deutsche Telekom AG	13,339	182
E.ON AG	19,925	845
Fresenius Medical Care AG & Co. KGaA	2,599	129
GEA Group AG	1,121	23
Hochtief AG	504	38
K & S AG	3,490	190
Linde AG	727	79
Man AG	1,060	88
Merck KGAA	318	32
Metro AG	2,351	133
Muenchener Rueckversicherungs AG	1,737	277
Puma AG	92	31
RWE AG	3,074	286
SAP AG	7,998	390
Siemens AG	14,018	1,299
ThyssenKrupp AG	2,249	77
TUI AG ‡	1,642	17
Volkswagen AG	1,349	222
Greece - 0.6%
EFG Eurobank Ergasias SA ‡	8,726	137
Marfin Investment Group SA ‡	1,558	7
National Bank of Greece SA ‡	8,464	303
Opap SA	2,000	52
Piraeus Bank SA ‡	13,557	251
Titan Cement Co. SA	900	31
Hong Kong - 3.1%
Bank of East Asia, Ltd.	43,349	157
BOC Hong Kong Holdings, Ltd.	85,000	186
Cathay Pacific Airways, Ltd. ‡	18,000	29
Cheung Kong Holdings, Ltd.	33,000	419
China Resources Enterprise, Ltd.	50,000	145
China Travel International Investment Hong Kong, Ltd.	314,000	62
CLP Holdings, Ltd.	31,003	212
Hang Lung Properties, Ltd.	109,000	403
Hang Seng Bank, Ltd.	17,000	245
Henderson Land Development Co., Ltd.	15,000	96
Hong Kong & China Gas Co., Ltd.	81,571	206
Hong Kong Exchanges & Clearing, Ltd.	17,200	312
HongKong Electric Holdings, Ltd.	25,000	137
Hopewell Holdings, Ltd.	16,500	52
Hutchison Whampoa, Ltd.	35,920	259
Hysan Development Co., Ltd. ‡	28,903	73
Link REIT	45,386	100
MTR Corp.	27,406	95
New World Development, Ltd.	59,856	127
Sino Land Co., Ltd.	16,019	29
Sun Hung Kai Properties, Ltd.	45,500	672
Swire Pacific, Ltd. ‡	16,500	194
Wharf Holdings, Ltd.	33,016	175
Indonesia - 0.9%
Astra Agro Lestari	7,500	16
Astra International TBK PT	158,500	547
Bank Central Asia	208,000	99
Bank Danamon	54,500	28
Bank Mandiri	116,500	57
Bank Rakyat	99,000	77
Bumi Resources	294,500	99
Indosat	27,000	15

The notes are an integral part of this report.

2

	Shares	Value
Indonesia (continued)
International Nickel Indonesia TBK PT ‡	40,500	$17
Lippo Karawaci ‡	182,500	13
Perusahaan Gas	168,000	63
Semen Gresik	25,000	16
Tambang Batubara	14,500	21
Telekomunikasi Indonesia	170,500	153
Unilever Indonesia	32,000	35
United Tractors Tbk PT	27,000	44
Isle of Man - 0.0%
Genting Singapore PLC ‡	30,000	24
Italy - 1.4%
Alleanza Assicurazioni SpA	5,958	54
Assicurazioni Generali SpA	14,271	391
Banco Popolare SC ‡	649	6
Enel SpA	4,530	29
ENI SpA	36,858	922
Fiat SpA ‡	1,126	14
Intesa Sanpaolo SpA ‡	115,215	510
Mediobanca SpA	1,386	19
Saipem SpA	279	8
Telecom Italia SpA	10,423	18
UniCredit SpA ‡	13,446	53
Unione di Banche Italiane SCpA	615	9
Japan - 21.6%
77 Bank Ltd.	8,000	46
ACOM Co., Ltd.	440	7
Advantest Corp.	4,500	125
AEON Co., Ltd.	9,200	88
AEON Credit Service Co., Ltd.	500	5
AIOI Insurance Co., Ltd.	1,000	5
Ajinomoto Co., Inc.	11,000	110
Amada Co., Ltd.	8,000	54
Asahi Breweries, Ltd.	5,600	102
Asahi Glass Co., Ltd.	22,000	177
Asahi Kasei Corp.	23,000	117
Astellas Pharma, Inc.	6,900	284
Bank of Kyoto, Ltd.	6,000	55
Bank of Yokohama, Ltd.	21,000	103
Benesse Holdings, Inc.	500	25
Bridgestone Corp.	14,100	253
Canon, Inc.	18,050	730
Casio Computer Co., Ltd.	8,600	70
Central Japan Railway Co.	26	187
Chiba Bank, Ltd.	12,000	74
Chubu Electric Power Co., Inc.	7,900	192
Chugai Pharmaceutical Co., Ltd.	4,402	91
Chuo Mitsui Trust Holdings, Inc.	14,000	52
Citizen Holdings Co., Ltd.	8,100	46
Credit Saison Co., Ltd.	1,300	16
DAI Nippon Printing Co., Ltd.	7,000	96
Daicel Chemical Industries, Ltd.	4,000	24
Daiichi Sankyo Co., Ltd.	9,756	201
Daikin Industries, Ltd.	3,200	115
Daito Trust Construction Co., Ltd.	2,200	96
Daiwa House Industry Co., Ltd.	11,000	115
Daiwa Securities Group, Inc.	24,000	124
Denki Kagaku Kogyo KK	7,000	29
Denso Corp.	10,300	303
DIC Corp.	12,000	17
DOWA Holdings Co., Ltd.	10,000	61
East Japan Railway Co.	6,000	432
Eisai Co., Ltd.	3,500	132
Familymart Co., Ltd.	1,300	42
Fanuc, Ltd.	3,100	278
Fast Retailing Co., Ltd.	1,600	203
Fuji Electric Holdings Co., Ltd.	4,000	7
Fujifilm Holdings Corp.	8,900	267
Fujitsu, Ltd.	32,000	209
Fukuoka Financial Group, Inc.	14,000	58
Furukawa Electric Co., Ltd.	16,000	65
Gunma Bank, Ltd.	1,000	6
Hachijuni Bank, Ltd.	1,000	6
Hirose Electric Co., Ltd.	800	90
Hiroshima Bank, Ltd.	1,000	4
Hitachi Construction Machinery Co., Ltd.	700	15
Hitachi, Ltd. ‡	60,000	184
Hokuhoku Financial Group, Inc.	25,000	58
Honda Motor Co., Ltd.	24,600	758
Hoya Corp.	7,300	172
Ibiden Co., Ltd.	2,800	104
IHI Corp. ‡	26,000	53
INPEX Corp.	8	68
Isetan Mitsukoshi Holdings, Ltd.	5,460	63
ITOCHU Corp.	27,000	179
ITOCHU Techno-Solutions Corp.	700	22
J Front Retailing Co., Ltd.	7,000	42
Japan Airlines Corp. ‡	17,000	25
Japan Real Estate Investment Corp.-Series A REIT	9	74
Japan Retail Fund Investment Corp.-Series A REIT	8	43
Japan Tobacco, Inc.	69	237
JFE Holdings, Inc.	6,100	209
JGC Corp.	6,000	122
Joyo Bank, Ltd.	15,000	74
JS Group Corp.	4,500	79
JSR Corp.	3,300	68
Kajima Corp.	27,000	69
Kaneka Corp.	6,000	43
Kansai Electric Power Co., Inc.	14,800	358
KAO Corp.	10,300	255
Kawasaki Heavy Industries, Ltd.	26,000	66
Keihin Electric Express Railway Co., Ltd.	6,000	51
KEIO Corp.	2,000	14
Keyence Corp.	920	197
Kikkoman Corp.	4,000	50
Kintetsu Corp.	28,000	108
Kirin Holdings Co., Ltd.	15,000	230
Kobe Steel, Ltd. ‡	44,000	77
Komatsu, Ltd.	17,900	335
Konami Corp.	3,000	61
Konica Minolta Holdings, Inc.	11,500	109
Kubota Corp.	26,000	216
Kuraray Co., Ltd.	6,500	71
Kurita Water Industries, Ltd.	1,500	54
Kyocera Corp.	2,900	269
Kyowa Hakko Kirin Co., Ltd.	6,011	76
Kyushu Electric Power Co., Inc.	4,600	104
Lawson, Inc.	700	33
Leopalace21 Corp.	1,600	13
Mabuchi Motor Co., Ltd.	500	25
Marubeni Corp.	43,000	217
Marui Group Co., Ltd.	8,700	62
Matsui Securities Co., Ltd.	3,200	26
Minebea Co., Ltd.	8,000	37
Mitsubishi Chemical Holdings Corp.	18,000	75
Mitsubishi Corp.	23,900	483
Mitsubishi Electric Corp. ‡	35,000	265
Mitsubishi Estate Co., Ltd.	13,000	205
Mitsubishi Heavy Industries, Ltd.	60,000	227
Mitsubishi Materials Corp. ‡	32,000	88
Mitsubishi Rayon Co., Ltd.	11,000	38
Mitsubishi UFJ Financial Group, Inc.	107,408	577
Mitsui & Co., Ltd.	28,000	366
Mitsui Chemicals, Inc.	8,000	29
Mitsui Fudosan Co., Ltd.	11,000	186

The notes are an integral part of this report.

3

	Shares	Value
Japan (continued)
Mitsui Mining & Smelting Co., Ltd. ‡	25,000	$64
Mitsui O.S.K. Lines, Ltd.	2,000	12
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,100	223
Mizuho Financial Group, Inc.	123,900	246
Murata Manufacturing Co., Ltd.	3,600	171
NEC Corp. ‡	41,000	129
NGK Insulators, Ltd.	8,000	185
NGK Spark Plug Co., Ltd.	5,000	64
Nidec Corp.	2,300	187
Nikon Corp.	6,000	110
Nintendo Co., Ltd.	1,500	385
Nippon Building Fund, Inc. REIT	9	80
Nippon Electric Glass Co., Ltd.	8,000	73
Nippon Express Co., Ltd.	20,000	81
Nippon Meat Packers, Inc.	4,000	51
Nippon Mining Holdings, Inc.	13,500	66
Nippon Oil Corp.	27,000	152
Nippon Paper Group, Inc.	4,500	130
Nippon Sheet Glass Co., Ltd.	8,000	27
Nippon Steel Corp.	79,000	289
Nippon Telegraph & Telephone Corp.	4,200	195
Nippon Yusen KK	21,000	81
Nipponkoa Insurance Co., Ltd.	1,000	6
Nishi-Nippon City Bank, Ltd.	8,000	20
Nissan Chemical Industries, Ltd.	3,000	43
Nissan Motor Co., Ltd. ‡	35,900	243
Nisshin Seifun Group, Inc.	5,000	70
Nissin Foods Holdings Co., Ltd.	1,700	65
Nitto Denko Corp.	4,300	132
Nomura Holdings, Inc.	31,700	195
Nomura Real Estate Office Fund, Inc. REIT	1	7
Nomura Research Institute, Ltd.	2,800	67
NSK, Ltd.	14,000	87
NTN Corp.	12,000	50
NTT Data Corp.	29	92
NTT DoCoMo, Inc.	63	101
Obayashi Corp.	21,000	92
OBIC Co., Ltd.	170	29
OJI Paper Co., Ltd.	23,000	104
Olympus Corp.	2,700	72
Omron Corp.	4,900	92
Onward Holdings Co., Ltd.	4,000	30
Oracle Corp. Japan	1,200	53
Oriental Land Co., Ltd.	1,000	70
ORIX Corp.	220	13
Osaka Gas Co., Ltd.	39,000	137
Panasonic Corp.	33,100	488
Panasonic Electric Works Co., Ltd.	8,000	96
Promise Co., Ltd. ‡	550	3
Resona Holdings, Inc.	6,800	87
Ricoh Co., Ltd.	10,000	146
ROHM Co., Ltd.	2,700	189
Sanyo Electric Co., Ltd. ‡	36,000	85
Sapporo Hokuyo Holdings, Inc.	1,000	4
SBI Holdings, Inc.	155	31
Secom Co., Ltd.	2,500	127
Seiko Epson Corp.	2,600	39
Sekisui Chemical Co., Ltd.	7,000	41
Sekisui House, Ltd.	16,000	144
Seven & I Holdings Co., Ltd.	11,060	265
Sharp Corp.	14,000	156
Shimamura Co., Ltd.	500	49
Shimano, Inc.	1,800	78
Shimizu Corp.	21,000	83
Shin-Etsu Chemical Co., Ltd.	6,300	387
Shinko Securities Co., Ltd.	11,000	40
Shinsei Bank, Ltd. ‡	21,000	32
Shionogi & Co., Ltd.	6,000	142
Shiseido Co., Ltd.	6,000	105
Shizuoka Bank, Ltd.	11,000	116
Showa Denko KK	14,000	29
Showa Shell Sekiyu KK	1,700	19
SMC Corp.	1,100	135
Softbank Corp.	14,000	307
Sompo Japan Insurance, Inc.	12,000	81
Sony Corp.	11,400	337
Sony Financial Holdings, Inc.	2	6
Stanley Electric Co., Ltd.	900	18
Sumitomo Chemical Co., Ltd.	26,000	108
Sumitomo Corp.	18,400	190
Sumitomo Electric Industries, Ltd.	11,600	152
Sumitomo Heavy Industries, Ltd. ‡	8,000	39
Sumitomo Metal Industries, Ltd.	46,000	113
Sumitomo Metal Mining Co., Ltd.	18,000	296
Sumitomo Mitsui Financial Group, Inc.	7,900	275
Sumitomo Realty & Development Co., Ltd.	6,000	110
Sumitomo Trust & Banking Co., Ltd.	23,000	122
T&D Holdings, Inc.	3,600	97
Taiheiyo Cement Corp. ‡	12,000	16
Taisei Corp.	27,000	54
Taisho Pharmaceutical Co., Ltd.	2,911	59
Takashimaya Co., Ltd.	7,000	56
Takeda Pharmaceutical Co., Ltd.	11,500	479
TDK Corp.	2,500	145
Teijin, Ltd.	20,000	62
Terumo Corp.	3,300	181
THK Co., Ltd.	800	16
Tobu Railway Co., Ltd.	17,000	104
Toho Co., Ltd.	700	12
Tohoku Electric Power Co., Inc.	7,300	163
Tokio Marine Holdings, Inc.	10,748	312
Tokyo Broadcasting System, Inc.	2,300	39
Tokyo Electric Power Co., Inc.	23,700	621
Tokyo Electron, Ltd.	4,000	255
Tokyo Gas Co., Ltd.	40,000	166
Tokyo Tatemono Co., Ltd.	5,000	24
Tokyu Corp.	23,000	110
Tokyu Land Corp.	1,000	4
TonenGeneral Sekiyu KK	8,000	78
Toppan Printing Co., Ltd.	7,000	66
Toray Industries, Inc.	22,000	133
Toshiba Corp. ‡	50,000	262
Tosoh Corp.	8,000	20
Toto, Ltd.	10,000	63
Toyo Seikan Kaisha, Ltd.	3,600	69
Toyota Industries Corp.	2,000	55
Toyota Motor Corp.	39,700	1,580
Trend Micro, Inc.	2,800	104
Uni-Charm Corp.	500	47
UNY Co., Ltd.	1,000	7
Ushio, Inc.	1,000	17
West Japan Railway Co.	4	15
Yahoo! Japan Corp.	324	110
Yamada Denki Co., Ltd.	1,830	124
Yamaha Corp.	1,700	20
Yamaha Motor Co., Ltd.	600	7
Yamato Holdings Co., Ltd.	5,000	82
Yamazaki Baking Co., Ltd.	1,000	14
Yokogawa Electric Corp.	4,800	43
Jersey Channel Islands - 0.3%
Experian Group, Ltd.	8,420	71
WPP PLC	34,753	298

The notes are an integral part of this report.

4

	Shares	Value
Luxembourg - 0.2%
ArcelorMittal	6,831	$255
Malaysia - 0.0%
YTL Corp. Bhd	164	♦
Mauritius - 0.0%
Golden Agri-Resources, Ltd. ‡	197,626	60
Mexico - 0.3%
Desarrolladora Homex SAB de CV ADR ‡ Λ	3,500	132
URBI Desarrollos Urbanos SA de CV ‡	19,200	39
Wal-Mart de Mexico SAB de CV -Series V	78,405	272
Netherlands - 2.6%
Akzo Nobel NV	3,441	213
ASML Holding NV	5,684	167
Corio NV REIT	665	46
European Aeronautic Defence and Space Co. NV	2,562	58
Fugro NV	1,182	68
Heineken NV	8,916	411
ING Groep NV ‡	22,376	399
James Hardie Industries NV ‡	8,588	60
Koninklijke Ahold NV	12,589	151
Koninklijke DSM NV	2,246	94
Koninklijke KPN NV	18,521	307
Koninklijke Philips Electronics NV	16,936	412
Reed Elsevier NV	9,249	104
SBM Offshore NV	3,096	66
STMicroelectronics NV	5,267	50
TNT NV	13,921	374
Unilever NV	19,842	571
Wolters Kluwer NV	6,282	135
New Zealand - 0.0%
Telecom Corp. of New Zealand, Ltd.	4,768	9
Norway - 1.4%
DnB NOR ASA ‡	17,744	206
Norsk Hydro ASA ‡	20,340	135
Orkla ASA	22,990	217
Renewable Energy Corp. ‡	3,500	31
Statoilhydro ASA	28,464	639
Telenor ASA ‡	17,773	206
Yara International ASA	17,891	563
Poland - 1.0%
Asseco Poland SA	953	21
Bank Handlowy Warsza ‡	14,616	323
Bank Pekao SA ‡	1,467	78
Getin Holding SA ‡	102,447	325
Globe Trade Centre SA ‡	1,800	15
KGHM Polska Miedz SA	1,621	49
PBG SA ‡	2,900	212
Polski Koncern Naftowy Orlen ‡	4,098	42
Polskie Gornictwo Naftowe I Gazownictwo SA	213,503	268
Powszechna Kasa Oszczednosci Bank Polski SA	6,000	70
Telekomunikacja Polska SA	8,255	45
Portugal - 0.2%
Brisa Auto-Estradas de Portugal SA	6,517	64
Energias de Portugal SA	28,355	130
Portugal Telecom SGPS SA	7,098	75
Russian Federation - 1.4%
Gazprom OAO ADR	24,350	567
LUKOIL OAO ADR	5,100	276
MMC Norilsk Nickel ADR ‡	12,316	153
Mobile Telesystems OJSC ADR	1,900	92
Novatek OAO GDR ∞	820	40
Polyus Gold Co. ADR	2,478	56
Rosneft Oil Co. GDR ‡	16,150	121
Surgutneftegaz ADR	15,600	134
Tatneft ADR	3,925	97
Unified Energy System OAO GDR ‡ Ə	648	♦
Vimpel-Communications ADR ‡	5,350	100
VTB Bank OJSC GDR	27,813	103
Wimm-Bill-Dann Foods OJSC ADR ‡ Λ	2,700	193
Singapore - 0.7%
Ascendas REIT	10,000	14
Capitaland, Ltd.	17,000	45
CapitaMall Trust REIT ‡	10,000	13
City Developments, Ltd.	5,000	37
ComfortDelgro Corp., Ltd.	17,000	19
DBS Group Holdings, Ltd.	10,000	94
Fraser and Neave, Ltd.	10,000	28
Jardine Cycle & Carriage, Ltd.	2,000	35
Keppel Corp., Ltd.	12,000	69
Olam International, Ltd.	12,000	21
Oversea-Chinese Banking Corp.	25,000	139
SembCorp Industries, Ltd.	10,000	24
SembCorp Marine, Ltd.	7,000	16
Singapore Airlines, Ltd.	5,003	49
Singapore Airport Terminal Services, Ltd.	9,492	15
Singapore Exchange, Ltd.	7,000	42
Singapore Press Holdings, Ltd.	12,000	33
Singapore Telecommunications, Ltd.	72,000	166
United Overseas Bank, Ltd.	12,000	144
UOL Group, Ltd.	5,000	12
Wilmar International, Ltd.	7,000	31
Spain - 4.3%
ACS Actividades Co.	3,441	179
Banco Bilbao Vizcaya Argentaria SA	55,482	985
Banco Popular Espanol SA	26,801	269
Banco Santander SA	127,409	2,050
Criteria Caixacorp SA	2,503	13
Iberdrola SA	35,530	349
Inditex SA	3,071	176
Indra Sistemas SA	1,024	26
Mapfre SA	9,342	42
Repsol YPF SA	11,254	306
Telefonica SA	59,936	1,654
Zardoya Otis SA	1,353	29
Sweden - 2.2%
Alfa Laval AB	3,759	44
ASSA Abloy AB -Series B	4,995	81
Atlas Copco AB -Class B	7,100	81
Atlas Copco AB -Class A	14,378	185
Electrolux AB -Series B ‡	2,840	65
Getinge AB -Class B	4,049	68
Hennes & Mauritz AB -Class B	5,059	284
Holmen AB -Class B	850	23
Husqvarna AB -Class B ‡	2,840	20
Investor AB -Class B	10,804	197
Lundin Petroleum AB ‡	8,448	68
Nordea Bank AB	29,038	293
Sandvik AB	16,655	184
Skanska AB -Class B	5,768	85
SKF AB	4,000	63
SSAB AB	3,000	46
Svenska Cellulosa AB -Class B	9,300	126
Svenska Handelsbanken AB -Class A	8,197	209
Swedish Match AB	3,766	76
Tele2 AB -Class B	1,343	18
Telefonaktiebolaget LM Ericsson -Class B	49,830	500
TeliaSonera AB	16,935	111
Volvo AB -Class B	16,393	152
Volvo AB -Class A	7,645	69

The notes are an integral part of this report.

5

	Shares	Value
Switzerland - 6.8%
ABB, Ltd. ‡	31,140	$625
Baloise Holding AG	727	69
Compagnie Financiere Richemont SA	6,911	196
Credit Suisse Group AG	16,515	917
Gam Holding, Ltd.	3,991	199
Geberit AG	604	93
Givaudan SA	93	70
Holcim, Ltd. ‡	3,185	219
Logitech International SA ‡	3,016	55
Lonza Group AG	376	41
Nestle SA	57,788	2,463
Nobel Biocare Holding AG	4,555	151
Novartis AG	21,764	1,089
Pargesa Holding SA	100	9
Roche Holding AG	6,548	1,058
Schindler Holding AG	1,447	99
Straumann Holding AG	390	101
Swatch Group AG BR	420	99
Swatch Group AG REG	888	40
Swiss Life Holding AG ‡	456	54
Swiss Reinsurance Co., Ltd.	7,029	317
Swisscom AG	215	77
Syngenta AG	3,124	717
UBS AG ‡	23,059	422
Zurich Financial Services AG	1,802	429
Turkey - 1.5%
Akbank TAS	42,777	248
Anadolu AS	12,054	132
Bim Birlesik Magazalar AS	2,128	87
Enka Insaat VE Sanayi AS	20,093	85
Eregli Demir Ve Celik Fabrikalari ‡	25,635	111
Haci Omer Sabanci Holding AS	22,661	88
KOC Holding AS ‡	21,403	56
Tupras Turkiye Petrol Rafine	6,982	116
Turk Telekomunikasyon As	28,600	86
Turkcell Iletisim Hizmet AS	34,236	244
Turkiye Garanti Bankasi AS	88,356	333
Turkiye Halk Bankasi AS	14,400	85
Turkiye Is Bankasi -Class C	52,509	205
Turkiye Vakiflar Bankasi Tao -Class D ‡	34,997	80
Yapi Ve Kredi Bankasi AS ‡	39,285	86
United Kingdom - 16.0%
3i Group PLC	9,592	44
Admiral Group PLC	2,274	42
AMEC PLC	4,719	57
Anglo American PLC ‡	18,414	586
AstraZeneca PLC	17,702	793
Aviva PLC	33,452	240
BAE Systems PLC	50,093	279
Balfour Beatty PLC	8,956	46
Barclays Bank PLC ‡	79,723	471
Berkeley Group Holdings PLC ‡	1,109	16
BG Group PLC	51,755	899
BP PLC	259,610	2,294
British Airways PLC ‡	8,169	29
British American Tobacco PLC	19,357	607
British Land Co. PLC REIT	10,919	83
British Sky Broadcasting Group PLC	28,774	263
BT Group PLC -Class A	90,820	189
Bunzl PLC	6,575	67
Burberry Group PLC	5,703	46
Cadbury PLC	9,870	127
Capital Group PLC	2,000	23
Carnival PLC	2,120	72
Centrica PLC	37,508	151
Cobham PLC	19,129	67
Compass Group PLC	25,634	157
Diageo PLC	25,321	388
FirstGroup PLC	7,825	52
Friends Provident Group PLC	30,357	40
GlaxoSmithKline PLC	59,850	1,176
Group 4 Securicor PLC	3,563	12
Hammerson PLC REIT	8,749	55
Home Retail Group PLC	7,805	34
HSBC Holdings PLC	226,270	2,589
ICAP PLC	2,816	19
Imperial Tobacco Group PLC	7,298	211
Intercontinental Hotels Group PLC	4,580	59
International Power PLC	6,355	29
Invensys PLC	6,630	31
Investec PLC	2,855	21
J. Sainsbury PLC	10,227	53
Johnson Matthey PLC	2,820	63
Kingfisher PLC	11,088	38
Ladbrokes PLC	7,527	23
Land Securities Group PLC REIT	9,612	96
Legal & General Group PLC	85,671	120
Liberty International PLC REIT	5,672	44
Lloyds TSB Group PLC ‡	112,045	186
London Stock Exchange Group PLC	858	12
Man Group PLC	36,381	193
Marks & Spencer Group PLC	13,807	80
National Grid PLC	47,718	461
Next Group PLC	2,340	67
Old Mutual PLC	67,688	108
Pearson PLC	11,065	136
Prudential PLC	30,396	293
Reckitt Benckiser Group PLC	6,190	303
Reed Elsevier PLC	15,144	113
Rexam PLC	8,365	35
Rio Tinto PLC	13,687	584
Rolls-Royce Group PLC ‡	29,178	220
Royal & Sun Alliance Insurance Group PLC	46,059	98
Royal Bank of Scotland PLC ‡	225,491	191
Royal Dutch Shell PLC -Class B	40,333	1,119
Royal Dutch Shell PLC -Class A	58,483	1,667
Sabmiller PLC	2,514	61
Sage Group PLC	15,752	59
Schroders PLC	1,912	33
Scottish & Southern Energy PLC	20,901	392
Segro PLC REIT	8,847	52
Serco Group PLC	1,448	12
Severn Trent PLC	6,832	106
Smith & Nephew PLC	14,664	131
Smiths Group PLC	6,281	89
Standard Chartered PLC	21,564	531
Standard Life PLC	25,861	91
Tesco PLC	58,651	375
Tomkins PLC	15,986	48
Unilever PLC	11,333	322
United Utilities Group PLC	2,080	15
Vodafone Group PLC	578,054	1,295
Whitbread PLC	2,596	50
Wolseley PLC ‡	791	19
Xstrata PLC ‡	9,919	146
United States - 0.2%
Synthes, Inc.	1,925	232
Total Common Stocks (cost $118,646)		122,665

The notes are an integral part of this report.

6

	Shares	Value
RIGHTS - 0.0%
Belgium - 0.0%
Fortis Ə ‡	21,687	$ ♦
France - 0.0%
BNP Paribas ‡	10,618	♦
Japan - 0.0%
DOWA Holdings Co., Ltd. ‡	10,000	♦
Singapore - 0.0%
Genting Singapore PLC Ə ‡	6,000	1
Total Rights (cost $0)		1

WARRANTS - 0.0%
Italy - 0.0%
Mediobanca SpA Ə ‡
Expiration: 03/18/2011
Exercise Price: $13.17	1,320	♦
UBI Banca SCpA ‡
Expiration: 06/30/2011
Exercise Price: $18.00	615	♦
Total Warrants (cost $0)		♦

Principal
REPURCHASE AGREEMENT - 7.4%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $10,409 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $10,620.	$10,409	10,409
Total Repurchase Agreement (cost $10,409)

	Shares
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	154,375	154
Total Securities Lending Collateral (cost $154)

Total Investment Securities (cost $131,306) #		135,764
Other Assets and Liabilities - Net		4,929

Net Assets		$140,693

FUTURES CONTRACTS: ф

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
DAX Index	19	12/18/2009	$(25)
DJ Euro STOXX 50 Index	162	12/18/2009	101
Hang Seng China ENT Index	13	10/29/2009	(42)
SGX CNX Nifty Index	226	10/29/2009	24
			$58

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	6,013	10/15/2009	$5,162	$136
Euro	8,707	10/15/2009	12,721	21
Hong Kong Dollar	(33,587)	10/15/2009	(4,334)	♦
Japanese Yen	385,553	10/15/2009	4,219	77
Japanese Yen	(108,788)	10/15/2009	(1,191)	(21)
Japanese Yen	(553,092)	10/15/2009	(6,054)	(109)
Pound Sterling	898	10/15/2009	1,489	(55)
Pound Sterling	(2,113)	10/15/2009	(3,435)	58
				$107

The notes are an integral part of this report.

7

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Commercial Banks	13.1%	$17,291
Oil, Gas & Consumable Fuels	10.0	13,416
Metals & Mining	5.7	7,366
Pharmaceuticals	5.2	6,777
Insurance	3.7	4,948
Automobiles	3.3	4,512
Food Products	3.2	4,495
Chemicals	3.2	4,476
Electric Utilities	3.2	4,205
Diversified Telecommunication Services	3.2	4,168
Real Estate Management & Development	2.5	3,466
Machinery	2.4	3,364
Industrial Conglomerates	2.1	2,896
Capital Markets	2.0	2,788
Food & Staples Retailing	1.6	2,213
Wireless Telecommunication Services	1.5	2,154
Electronic Equipment & Instruments	1.5	2,065
Electrical Equipment	1.5	2,030
Diversified Financial Services	1.4	1,920
Media	1.3	1,598
Household Durables	1.1	1,593
Beverages	1.1	1,575
Trading Companies & Distributors	1.1	1,542
Multi-Utilities	1.1	1,517
Road & Rail	1.0	1,413
Construction & Engineering	0.9	1,269
Communications Equipment	0.9	1,231
Real Estate Investment Trusts	0.9	1,161
Tobacco	0.9	1,131
Software	0.8	1,096
Office Electronics	0.7	1,019
Health Care Equipment & Supplies	0.7	1,005
Specialty Retail	0.7	986
Auto Components	0.6	852
Textiles, Apparel & Luxury Goods	0.6	788
Semiconductors & Semiconductor Equipment	0.6	786
Building Products	0.6	750
Hotels, Restaurants & Leisure	0.5	726
Multiline Retail	0.5	711
Aerospace & Defense	0.5	707
Computers & Peripherals	0.4	694
Household Products	0.4	663
Air Freight & Logistics	0.4	575
Construction Materials	0.4	557
Distributors	0.4	556
Paper & Forest Products	0.4	554
Gas Utilities	0.4	509
Energy Equipment & Services	0.4	410
Commercial Services & Supplies	0.2	384
IT Services	0.2	353
Leisure Equipment & Products	0.2	344
Marine	0.2	265
Containers & Packaging	0.1	183
Health Care Providers & Services	0.1	173
Personal Products	0.1	173
Airlines	0.1	164
Transportation Infrastructure	0.1	116
Internet Software & Services	0.1	110

The notes are an integral part of this report.

8

(all amounts except share amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Water Utilities	0.1%	$105
Professional Services	0.1	94
Consumer Finance	0.0	44
Life Sciences Tools & Services	0.0	41
Biotechnology	0.0	39
Internet & Catalog Retail	0.0	34
Independent Power Producers & Energy Traders	0.0	29
Diversified Consumer Services	0.0	25
Right	0.0	1
Warrant	0.0	♦
Investment Securities, at Value	92.2	125,201
Short-Term Investments	7.8	10,563
Total Investments	100.0%	$135,764

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2009.
‡	Non-income producing security.
♦	Value is less than $1.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $151.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
#

Aggregate cost for federal income tax purposes is $131,306. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,494 and $14,036, respectively. Net unrealized appreciation for tax purposes is $4,458.

Ф	Cash in the amount of $1,494 has been segregated with the broker to cover margin requirement for open future contracts.
Г	Contract amounts are not in thousands.
∞	Restricted security. At 09/30/2009, the Fund owned the following securities (representing 0.03% of Net Assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥
Novatek OAO	03/24/2009	820	$30	$40	$49.30

¥ Price is not in thousands.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	A coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

The notes are an integral part of this report.

9

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$12,723	$—	$—	$12,723
Equities - Consumer Staples	10,251	—	—	10,251
Equities - Energy	13,763	—	—	13,763
Equities - Financials	31,615	—	—	31,615
Equities - Health Care	8,036	—	—	8,036
Equities - Industrials	15,567	—	—	15,567
Equities - Information Technology	7,354	—	—	7,354
Equities - Materials	13,140	—	—	13,140
Equities - Right	—	—	1	1
Equities - Telecommunication Services	6,323	—	—	6,323
Equities - Utilities	6,428	—	♦	6,428
Equities - Warrant	—	—	♦	♦
Cash & Cash Equivalent - Repurchase Agreement	—	10,409	—	10,409
Cash & Cash Equivalent - Securities Lending Collateral	154	—	—	154
Total	$125,354	$10,409	$1	$135,764

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$107	$—	$107
Futures Contracts	—	58	—	58
Total	$—	$165	$—	$165

Level 3 Rollforward

Securities	Beginning Balance at 12/31/2008	Net Purchases/(Sales)		Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)		Net Transfers In/(Out) of Level 3	Ending Balance at 9/30/2009
Equities - Utilities	$65		$(3)	$—	$—		$(62)	$—	$	♦
Equities - Rights	$—	$	♦	$—	$—		$1	$—		$1
Equities - Warrants	$—	$	♦	$—	$—	$	♦	$—	$	♦
Total	$65		$(3)	$—	$—		$(61)	$—		$1

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

10

Transamerica Van Kampen Large Cap Core VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	10,700	$398
Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	18,094	1,045
Expeditors International of Washington, Inc.	50,766	1,784
Beverages - 1.9%
Coca-Cola Co.	27,400	1,471
Dr. Pepper Snapple Group, Inc. ‡	22,096	635
PepsiCo, Inc.	30,034	1,762
Capital Markets - 1.3%
Bank of New York Mellon Corp.	65,624	1,903
Goldman Sachs Group, Inc.	4,200	774
Chemicals - 2.8%
E.I. duPont de Nemours & Co.	28,999	932
Monsanto Co.	59,226	4,584
Commercial Banks - 1.2%
PNC Financial Services Group, Inc.	20,640	1,003
U.S. Bancorp	26,900	588
Wells Fargo & Co.	30,900	871
Communications Equipment - 3.8%
Cisco Systems, Inc. ‡	174,240	4,102
Qualcomm, Inc.	35,200	1,583
Research In Motion, Ltd. ‡	31,183	2,106
Computers & Peripherals - 5.1%
Apple, Inc. ‡	34,651	6,422
Dell, Inc. ‡	138,446	2,113
Hewlett-Packard Co.	22,000	1,039
International Business Machines Corp.	7,960	952
Construction Materials - 0.9%
Cemex SAB de CV ADR ‡	67,694	875
Martin Marietta Materials, Inc.	10,578	974
Consumer Finance - 1.0%
American Express Co.	61,129	2,072
Distributors - 1.6%
Li & Fung, Ltd.	802,000	3,291
Diversified Financial Services - 6.2%
Bank of America Corp.	93,645	1,584
BM&FBOVESA SA	232,218	1,712
CME Group, Inc. -Class A	6,358	1,959
General Electric Capital Corp.	119,300	1,959
JPMorgan Chase & Co.	64,900	2,844
Leucadia National Corp. ‡	102,367	2,531
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	83,400	2,253
Verizon Communications, Inc.	71,700	2,170
Electrical Equipment - 0.7%
Emerson Electric Co.	15,900	637
First Solar, Inc. ‡ Λ	4,749	726
Electronic Equipment & Instruments - 0.1%
Flextronics International, Ltd. ‡	14,200	106
Energy Equipment & Services - 0.7%
Halliburton Co.	52,200	1,416
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	3,600	203
CVS Caremark Corp.	33,300	1,190
Wal-Mart Stores, Inc.	51,100	2,509
Food Products - 2.3%
Cadbury PLC ADR	21,228	1,087
Kraft Foods, Inc. -Class A	86,541	2,274
Unilever NV	47,100	1,360
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. ‡	102,800	1,088
Gen-Probe, Inc. ‡	8,808	365
Intuitive Surgical, Inc. ‡	3,622	950
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	41,100	1,101
UnitedHealth Group, Inc.	29,100	729
WellPoint, Inc. ‡	11,400	540
Hotels, Restaurants & Leisure - 3.7%
Las Vegas Sands Corp. ‡ Λ	87,503	1,474
Starbucks Corp. ‡	129,136	2,667
Wynn Resorts, Ltd. ‡	49,396	3,501
Household Products - 0.2%
Procter & Gamble Co.	6,500	376
Insurance - 7.3%
Aflac, Inc.	9,500	406
Berkshire Hathaway, Inc. -Class A ‡	8	808
Berkshire Hathaway, Inc. -Class B ‡	1,151	3,825
Chubb Corp.	95,180	4,798
Loews Corp.	45,720	1,566
MetLife, Inc.	31,700	1,207
Travelers Cos., Inc.	47,700	2,348
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. ‡	78,455	7,325
Internet Software & Services - 9.3%
Baidu, Inc. ADR ‡	4,188	1,638
eBay, Inc. ‡	209,590	4,948
Google, Inc. -Class A ‡	15,172	7,522
Tencent Holdings, Ltd.	215,600	3,486
Yahoo!, Inc. ‡	86,400	1,539
IT Services - 3.4%
Accenture PLC -Class A	12,900	481
Mastercard, Inc. -Class A	14,235	2,878
Redecard SA	156,061	2,400
Visa, Inc. -Class A	15,426	1,066
Western Union Co.	6,600	125
Life Sciences Tools & Services - 1.4%
Illumina, Inc. ‡	65,626	2,789
Machinery - 0.2%
Ingersoll-Rand Co. Ltd.	12,400	380
Media - 6.9%
Comcast Corp. -Class A	231,714	3,913
Liberty Media Corp. - Entertainment -Class A, Series A ‡	36,340	1,131
McGraw-Hill Cos., Inc.	27,681	696
News Corp. -Class B Λ	108,400	1,517
Time Warner Cable, Inc. -Class A	18,135	781
Time Warner, Inc.	68,966	1,985
Viacom, Inc. -Class B ‡	141,650	3,971
Metals & Mining - 0.6%
Alcoa, Inc.	101,300	1,329

The notes are an integral part of this report.

1

	Shares	Value
Multiline Retail - 1.4%
JC Penney Corp., Inc.	25,100	$847
Macy’s, Inc.	49,873	913
Sears Holdings Corp. ‡ Λ	8,422	550
Target Corp.	12,900	602
Oil, Gas & Consumable Fuels - 4.8%
BP PLC ADR	12,500	665
Chevron Corp.	20,400	1,437
ConocoPhillips	15,300	691
Exxon Mobil Corp.	4,834	332
Range Resources Corp.	29,436	1,453
Royal Dutch Shell PLC -Class A ADR	12,900	738
Total SA ADR	12,500	741
Ultra Petroleum Corp. ‡	75,790	3,710
Paper & Forest Products - 1.5%
International Paper Co.	141,033	3,135
Pharmaceuticals - 6.6%
Abbott Laboratories	20,500	1,014
Allergan, Inc.	45,176	2,564
Bristol-Myers Squibb Co.	100,400	2,261
Eli Lilly & Co.	28,900	955
GlaxoSmithKline PLC ADR	10,900	431
Pfizer, Inc.	111,600	1,847
Roche Holding AG ADR	12,840	521
Schering-Plough Corp.	90,900	2,568
Wyeth	31,000	1,506
Professional Services - 0.5%
Corporate Executive Board Co.	14,502	361
Monster Worldwide, Inc. ‡	37,282	652
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. -Class A	174,905	3,972
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	63,300	1,239
KLA-Tencor Corp.	26,600	954
Software - 2.3%
Adobe Systems, Inc. ‡	44,304	1,464
Microsoft Corp.	13,000	337
Nintendo Co., Ltd. ADR	14,500	458
Salesforce.com, Inc. ‡	26,571	1,512
VMware, Inc. -Class A ‡	23,058	926
Specialty Retail - 0.9%
Home Depot, Inc.	37,700	1,004
Lowe’s Cos., Inc.	43,500	911
Tobacco - 1.3%
Altria Group, Inc.	61,100	1,088
Philip Morris International, Inc.	32,000	1,560
Transportation Infrastructure - 0.7%
China Merchants Holdings International Co., Ltd.	402,000	1,338
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV -Class L, Series L ADR	37,552	1,646
Total Common Stocks (cost $184,099)		200,351

	Principal
REPURCHASE AGREEMENT - 2.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $4,215 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $4,300.	$4,215	4,215
Total Repurchase Agreement (cost $4,215)

	Shares
SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	3,507,313	3,507
Total Securities Lending Collateral (cost $3,507)

Total Investment Securities (cost $191,821) #		208,073
Other Assets and Liabilities - Net		(3,568)

Net Assets		$204,505

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,413.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $191,821. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,603 and $9,351, respectively. Net unrealized appreciation for tax purposes is $16,252.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$37,078	$—	$—	$37,078
Equities - Consumer Staples	15,515	—	—	15,515
Equities - Energy	11,183	—	—	11,183
Equities - Financials	38,730	—	—	38,730
Equities - Health Care	21,229	—	—	21,229
Equities - Industrials	8,295	—	—	8,295
Equities - Information Technology	51,397	—	—	51,397
Equities - Materials	10,855	—	—	10,855
Equities - Telecommunication Services	6,069	—	—	6,069
Cash & Cash Equivalent - Repurchase Agreement	—	4,215	—	4,215
Cash & Cash Equivalent - Securities Lending Collateral	3,507	—	—	3,507
Total	$203,858	$4,215	$—	$208,073

The notes are an integral part of this report.

3

Transamerica Van Kampen Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.5%
Pharmaceuticals - 0.5%
Ironwood Pharmaceuticals, 8.00% ▲§ ∞	198,702	$2,384
Total Preferred Stock (cost $2,384)

COMMON STOCKS - 95.5%
Air Freight & Logistics - 4.4%
CH Robinson Worldwide, Inc.	145,023	8,375
Expeditors International of Washington, Inc.	300,863	10,576
Capital Markets - 2.2%
Calamos Asset Management, Inc. -Class A	237,200	3,098
Greenhill & Co., Inc. Λ	74,327	6,658
Chemicals - 3.9%
Intrepid Potash, Inc. ‡	198,635	4,686
Nalco Holding Co.	356,111	7,297
Rockwood Holdings, Inc. ‡	253,907	5,223
Commercial Services & Supplies - 1.0%
Covanta Holding Corp. ‡	244,246	4,152
Communications Equipment - 2.1%
Palm, Inc. ‡ Λ	519,862	9,061
Computers & Peripherals - 2.1%
Teradata Corp. ‡	327,051	9,000
Construction & Engineering - 0.9%
AECOM Technology Corp. ‡	149,084	4,046
Construction Materials - 3.0%
Martin Marietta Materials, Inc. Λ	109,518	10,083
Texas Industries, Inc. Λ	68,546	2,878
Distributors - 3.7%
Li & Fung, Ltd.	3,928,000	16,117
Diversified Consumer Services - 3.0%
New Oriental Education & Technology Group ADR ‡	99,217	7,982
Strayer Education, Inc.	23,276	5,067
Diversified Financial Services - 4.8%
IntercontinentalExchange, Inc. ‡	69,667	6,771
Leucadia National Corp. ‡	416,815	10,303
Moody’s Corp.	113,100	2,314
MSCI, Inc. -Class A ‡	39,391	1,167
Health Care Equipment & Supplies - 3.9%
Gen-Probe, Inc. ‡	161,059	6,674
Intuitive Surgical, Inc. ‡	22,443	5,886
Mindray Medical International, Ltd. ADR Λ	133,149	4,346
Hotels, Restaurants & Leisure - 9.6%
Ctrip.com International, Ltd. ADR ‡	252,580	14,850
Las Vegas Sands Corp. ‡ Λ	358,779	6,042
Starbucks Corp. ‡	325,136	6,714
Wynn Resorts, Ltd. ‡	196,748	13,948
Household Durables - 3.5%
Gafisa SA ADR Λ	201,726	6,124
Mohawk Industries, Inc. ‡	57,504	2,742
NVR, Inc. ‡	9,921	6,324
Industrial Conglomerates - 1.5%
BYD Co., Ltd. -Class H ‡	813,500	6,702
Internet & Catalog Retail - 3.9%
NetFlix, Inc. ‡ Λ	66,112	3,052
priceline.com, Inc. ‡	84,629	14,034
Internet Software & Services - 9.9%
Akamai Technologies, Inc. ‡	338,285	6,657
Alibaba.com, Ltd.	3,880,800	9,013
Baidu, Inc. ADR ‡	43,615	17,057
Equinix, Inc. ‡	56,397	5,189
Tencent Holdings, Ltd.	343,900	5,560
IT Services - 2.2%
Redecard SA	621,100	9,553
Life Sciences Tools & Services - 5.6%
Illumina, Inc. ‡	362,361	15,400
Techne Corp.	145,711	9,114
Media - 2.2%
Discovery Communications, Inc. -Series C ‡	182,734	4,757
Groupe Aeroplan, Inc.	538,073	4,975
Multiline Retail - 0.8%
Sears Holdings Corp. ‡ Λ	53,551	3,497
Oil, Gas & Consumable Fuels - 7.7%
PetroHawk Energy Corp. ‡	142,999	3,462
Range Resources Corp.	244,900	12,088
Ultra Petroleum Corp. ‡	367,190	17,978
Pharmaceuticals - 1.3%
Allergan, Inc.	96,228	5,462
Professional Services - 3.2%
Corporate Executive Board Co.	155,031	3,860
HIS, Inc. -Class A ‡	121,521	6,214
Monster Worldwide, Inc. ‡	218,932	3,827
Real Estate Management & Development - 1.2%
Brookfield Asset Management, Inc. -Class A	229,310	5,208
Semiconductors & Semiconductor Equipment - 0.7%
Rovi Corp. ‡	87,630	2,944
Software - 4.3%
Autodesk, Inc. ‡	249,964	5,949
Salesforce.com, Inc. ‡	222,530	12,669
Specialty Retail - 1.1%
Abercrombie & Fitch Co. -Class A	149,522	4,916
Wireless Telecommunication Services - 1.8%
Millicom International Cellular SA ‡	42,132	3,065
NII Holdings, Inc. ‡	161,164	4,831
Total Common Stocks (cost $429,719)		415,537

	Principal
REPURCHASE AGREEMENT - 3.8%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $16,680 on 10/01/2009. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $17,016.	$16,680	16,680
Total Repurchase Agreement (cost $16,680)

	Shares
SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	27,115,945	27,116
Total Securities Lending Collateral (cost $27,116)

Total Investment Securities (cost $475,899) #		461,717
Other Assets and Liabilities - Net		(26,182)

Net Assets		$435,535

The notes are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

§	Illiquid. These securities aggregated $2,384, or 0.55%, of the Fund’s net assets.
▲	Rate shown reflects the yield at 09/30/2009.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $26,454.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $475,899. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $61,093 and $75,275, respectively. Net unrealized depreciation for tax purposes is $14,182.

∞	Restricted security. At 09/30/2009, the Fund owned the following securities (representing 0.55% of Net Assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥
Ironwood Pharmaceuticals	09/11/2008	198,702	$2,384	$2,384	$12.00

¥ Price is not in thousands

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$121,140	$—	$—	$121,140
Equities - Energy	33,528	—	—	33,528
Equities - Financials	35,519	—	—	35,519
Equities - Health Care	46,883	—	2,384	49,267
Equities - Industrials	57,835	—	—	57,835
Equities - Information Technology	92,652	—	—	92,652
Equities - Materials	20,084	—	—	20,084
Equities - Telecommunication Services	7,896	—	—	7,896
Cash & Cash Equivalent - Repurchase Agreement	—	16,680	—	16,680
Cash & Cash Equivalent - Securities Lending Collateral	27,116	—	—	27,116
Total	$442,653	$16,680	$2,384	$461,717

Level 3 Rollforward

Securities	Beginning Balance at 12/31/2008	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 9/30/2009
Equities – Health Care	$2,384	$—	$—	$—	$—	$—	$2,384

The notes are an integral part of this report.

2

Notes to Schedules of Investments

At September 30, 2009

(unaudited)

Security valuations: Transamerica Series Trust funds (the “Funds”) value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market value.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Funds’ Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee, under the supervision of the Funds’ Board of Trustees.

The Funds are subject to the provisions under the FASB Accounting Standards codification, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under ASC 820 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The aggregate value by input level, at September 30, 2009, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Fund’s Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rate in effect when the investments were acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies.  Forward foreign currency contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at September 30, 2009 are listed in the Schedules of Investments.

1

Notes to Schedules of Investments (continued)

At September 30, 2009

(unaudited)

Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The underlying face amounts of open futures contracts at September 30, 2009 are listed in the Schedules of Investments.

Loan participations/assignments: The Funds may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries.

As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. The Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Options are marked-to-market daily to reflect the current value of the option/swaption written.

The underlying face amounts of open option and swaption contracts at September 30, 2009 are listed in the Schedules of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Repurchase agreements: The Funds may enter into repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Funds may lend securities to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the Investment Company Act of 1940, as amended.

The value of loaned securities and related collateral outstanding at September 30, 2009, are shown in the Schedules of Investments.

2

Notes to Schedules of Investments (continued)

At September 30, 2009

(unaudited)

Short sales: The Funds may from time to time sell securities short. In the event that the sub-advisers anticipate that the price of securities will decline, they may sell the securities short and borrow the same securities from a broker or other institution to complete the sale. The Funds will incur a profit or a loss, depending upon whether the market price of the securities decreases or increases between the date of the short sale and the date on which the Funds must replace the borrowed securities. All short sales will be fully collateralized.

Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations.

Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Swap agreements: The Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Specific risks and accounting related to each type of swap agreement are identified and described below:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objective. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.

The Funds may sell credit default swaps which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by TAM’s Valuation Committee, under the supervison of the Funds’ Board of Trustees. In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by TAM’s Valuation Committee, under the supervision of the Funds’ Board of Trustees. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by TAM’s Valuation Committee, under the supervison of the Funds’ Board of Trustees. In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by TAM’s Valuation Committee, under the supervison of the Funds’ Board of Trustees. The risks of interest rate swaps including changes in market conditions will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Total return swap agreements: The Funds are subject to equity and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counter party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

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Notes to Schedules of Investments (continued)

At September 30, 2009

(unaudited)

The aggregate fair value of the total return swaps are disclosed in the Schedules of Investments. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by TAM’s Valuation Committee, under the supervison of the Funds’ Board of Trustees. In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by TAM’s Valuation Committee, under the supervison of the Funds’ Board of Trustees. Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive payments from or make payments to the counterparty.

TBA purchase commitments: The Funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury Inflation-Protected Securities (“TIPS”): The Funds may invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

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Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	November 30, 2009

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	November 30, 2009